UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Harold R. Loftin, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

March 31, 2016
(Unaudited)

	INSTITUTIONAL	INVESTOR
TARGET DATE FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Growth Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund	GIPYX	GIPZX
Global Bond Fund	GGBEX	GGBFX
Flexible Income Fund		GFLZX
Defensive Market Strategies Fund	GDMYX	GDMZX
Real Assets Fund		GRAZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund	GREYX	GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
Global Natural Resources Equity Fund		GNRZX

GuideStone® Funds

27849 5/16

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depositary Receipt
CDO	—	Collateralized Debt Obligation
CDX	—	A series of indices that track North American and emerging market credit derivative indexes.
CETIP	—	Latin America’s largest central depository for securities and derivatives.
CLO	—	Collateralized Loan Obligation
CMBX	—	A group of indices made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.
CONV	—	Convertible
CVA	—	Dutch Certificate
DIP	—	Debtor in Possession
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
IO	—	Interest Only (Principal amount shown is notional)
iTraxx	—	A group of international credit derivative indices that are monitored by the International Index Company (IIC).iTraxx indices cover credit derivatives markets in Europe, Asia and Australia.
KLIBOR	—	Kuala Lumpur Interbank Offer Rate
KORIBOR	—	Korea Interbank Offer Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MXN-	—	The Equilibrium Interbank Interest Rate (“TIIE”)
TIIE-		represents interbank credit transactions in local
Banxico		currency (MXN).
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Special Drawing Rights
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2016, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$231,352,227	16.91%
Low-Duration Bond	181,219,625	21.19
Medium-Duration Bond	110,743,201	12.27
Extended-Duration Bond	19,745,145	7.18
Global Bond	88,068,750	21.92
Defensive Market Strategies	19,933,531	3.13
Small Cap Equity	1	—
International Equity Index	297,318	0.26
International Equity	3,784,715	0.30
Emerging Markets Equity	3,005,840	0.89
Inflation Protected Bond	2,348,818	0.77
Real Estate Securities	880,319	0.33
Flexible Income Fund	2,663,438	1.85

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2016. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Rate shown reflects the effective yield as of March 31, 2016.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
+	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Schedules of Investments). As of March 31, 2016, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$2,032,287	0.24%
Medium-Duration Bond	5,991,642	0.66
Global Bond	2,764,731	0.69
Defensive Market Strategies	7,549,786	1.19
Small Cap Equity	1	—
International Equity Index	11,699	0.01
International Equity	—	—
Emerging Markets Equity	—	—
Real Estate Securities	302	—

2

ABBREVIATIONS AND FOOTNOTES

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(D)	—	Par is denominated in Danish Kroner (DKK).
(E)	—	Par is denominated in Euro (EUR).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Peso (DOP).
(X)	—	Par is denominated in Colombian Peso (COP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CITIG	—	Counterparty to contract is Citigroup.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
STAN	—	Counterparty to contract is Stanford Group Co.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.
WMR	—	Counterparty to contract is Westminster Research.
WF	—	Counterparty to contract is Wells Fargo.

3

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	1,686,979	$1,686,979
GuideStone Low-Duration Bond Fund (Institutional Class)¥	4,726,092	39,746,431
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	1,569,840	10,659,211
GuideStone Global Bond Fund (Institutional Class)¥	290,889	2,734,361
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	860,120	9,968,791
GuideStone Equity Index Fund (Institutional Class)¥	395,746	3,458,820
GuideStone Value Equity Fund (Institutional Class)¥	452,945	3,415,206
GuideStone Growth Equity Fund (Institutional Class)¥	377,664	3,440,515
GuideStone Small Cap Equity Fund (Institutional Class)¥	161,051	1,186,947
GuideStone International Equity Index Fund (Institutional Class)¥	230,565	1,999,003
GuideStone International Equity Fund (Institutional Class)¥	417,067	4,008,018
GuideStone Emerging Market Equity Fund (Institutional Class)¥	220,004	1,729,232
GuideStone Inflation Protected Bond Fund (Institutional Class)*¥	970,472	10,054,093
GuideStone Flexible Income Fund (Investor Class)¥	538,254	5,027,293
GuideStone Real Estate Securities Fund (Institutional Class)¥	105,243	1,048,222
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	345,225	1,960,879

Total Mutual Funds (Cost $105,618,636)		102,124,001

TOTAL INVESTMENTS — 100.0% (Cost $105,618,636)		102,124,001
Other Assets in Excess of Liabilities — 0.0%		47,250

NET ASSETS — 100.0%		$102,171,251

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$102,124,001	$102,124,001	$—	$—

Total Assets — Investments in Securities	$102,124,001	$102,124,001	$—	$—

Other Financial Instruments***
Futures Contracts	$23,183	$23,183	$—	$—

Total Assets — Other Financial Instruments	$23,183	$23,183	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

4	See Notes to Schedules of Investments.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	9,157,936	$9,157,936
GuideStone Low-Duration Bond Fund (Institutional Class)¥	7,790,066	65,514,451
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	9,202,842	62,487,300
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,889,767	7,483,478
GuideStone Global Bond Fund (Institutional Class)¥	2,350,019	22,090,180
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	7,491,814	86,830,119
GuideStone Equity Index Fund (Institutional Class)¥	3,212,265	28,075,196
GuideStone Value Equity Fund (Institutional Class)¥	3,691,116	27,831,013
GuideStone Growth Equity Fund (Institutional Class)¥	3,085,727	28,110,970
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,537,934	11,334,573
GuideStone International Equity Index Fund (Institutional Class)¥	1,857,293	16,102,732
GuideStone International Equity Fund (Institutional Class)¥	3,438,270	33,041,772
GuideStone Emerging Market Equity Fund (Institutional Class)¥	1,797,208	14,126,056
GuideStone Inflation Protected Bond Fund (Institutional Class)*¥	4,680,096	48,485,794
GuideStone Flexible Income Fund (Investor Class)¥	2,613,540	24,410,468
GuideStone Real Estate Securities Fund (Institutional Class)¥	533,153	5,310,207
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,714,095	9,736,060

Total Mutual Funds (Cost $535,151,678)		500,128,305

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
0.00%, 06/09/16Ω‡‡ (Cost $299,839)	$300,000	299,902

TOTAL INVESTMENTS — 100.0% (Cost $535,451,517)		500,428,207
Liabilities in Excess of Other Assets — 0.0%		(164,949)

NET ASSETS — 100.0%		$500,263,258

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$500,128,305	$500,128,305	$—	$—
U.S. Treasury Obligation	299,902	—	299,902	—

Total Assets — Investments in Securities	$500,428,207	$500,128,305	$299,902	$—

Other Financial Instruments***
Futures Contracts	$91,569	$91,569	$—	$—

Total Assets — Other Financial Instruments	$91,569	$91,569	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

See Notes to Schedules of Investments.	5

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	12,042,842	$12,042,842
GuideStone Low-Duration Bond Fund (Institutional Class)¥	6,062,450	50,985,205
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	10,671,011	72,456,165
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	4,576,497	18,122,929
GuideStone Global Bond Fund (Institutional Class)¥	4,265,327	40,094,076
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	11,121,520	128,898,422
GuideStone Equity Index Fund (Institutional Class)¥	6,687,120	58,445,428
GuideStone Value Equity Fund (Institutional Class)¥	7,761,802	58,523,989
GuideStone Growth Equity Fund (Institutional Class)¥	6,389,278	58,206,319
GuideStone Small Cap Equity Fund (Institutional Class)¥	3,261,001	24,033,576
GuideStone International Equity Index Fund (Institutional Class)¥	3,869,523	33,548,762
GuideStone International Equity Fund (Institutional Class)¥	7,134,597	68,563,473
GuideStone Emerging Market Equity Fund (Institutional Class)¥	3,704,382	29,116,444
GuideStone Inflation Protected Bond Fund (Institutional Class)*¥	3,097,117	32,086,134
GuideStone Flexible Income Fund (Investor Class)¥	1,522,217	14,217,503
GuideStone Real Estate Securities Fund (Institutional Class)¥	1,989,749	19,817,898
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	3,909,162	22,204,038

Total Mutual Funds (Cost $809,492,322)		741,363,203

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.00%, 06/09/16Ω‡‡ (Cost $499,731)	$500,000	499,837

TOTAL INVESTMENTS — 100.0% (Cost $809,992,053)		741,863,040
Liabilities in Excess of Other Assets — 0.0%		(251,732)

NET ASSETS — 100.0%		$741,611,308

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$741,363,203	$741,363,203	$—	$—
U.S. Treasury Obligation	499,837	—	499,837	—

Total Assets — Investments in Securities	$741,863,040	$741,363,203	$499,837	$—

Other Financial Instruments***
Futures Contracts	$189,457	$189,457	$—	$—

Total Assets — Other Financial Instruments	$189,457	$189,457	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

6	See Notes to Schedules of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	9,428,436	$9,428,436
GuideStone Low-Duration Bond Fund (Institutional Class)¥	484,610	4,075,571
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	3,596,529	24,420,432
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,060,467	4,199,450
GuideStone Global Bond Fund (Institutional Class)¥	3,581,912	33,669,968
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	724,541	8,397,433
GuideStone Equity Index Fund (Institutional Class)¥	5,792,961	50,630,479
GuideStone Value Equity Fund (Institutional Class)¥	6,709,526	50,589,829
GuideStone Growth Equity Fund (Institutional Class)¥	5,586,208	50,890,357
GuideStone Small Cap Equity Fund (Institutional Class)¥	3,508,866	25,860,342
GuideStone International Equity Index Fund (Institutional Class)¥	3,561,520	30,878,382
GuideStone International Equity Fund (Institutional Class)¥	6,449,408	61,978,816
GuideStone Emerging Market Equity Fund (Institutional Class)¥	3,262,420	25,642,624
GuideStone Real Estate Securities Fund (Institutional Class)¥	1,347,996	13,426,038
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	2,381,440	13,526,579

Total Mutual Funds (Cost $461,096,440)		407,614,736

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.00%, 06/09/16Ω‡‡ (Cost $499,731)	$500,000	499,836

TOTAL INVESTMENTS — 100.0% (Cost $461,596,171)		408,114,572
Liabilities in Excess of Other Assets — 0.0%		(153,174)

NET ASSETS — 100.0%		$407,961,398

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$407,614,736	$407,614,736	$—	$—
U.S. Treasury Obligation	499,836	—	499,836	—

Total Assets — Investments in Securities	$408,114,572	$407,614,736	$499,836	$—

Other Financial Instruments***
Futures Contracts	$187,703	$187,703	$—	$—

Total Assets — Other Financial Instruments	$187,703	$187,703	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

See Notes to Schedules of Investments.	7

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	6,539,017	$6,539,017
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	310,884	2,110,903
GuideStone Global Bond Fund (Institutional Class)¥	1,898,656	17,847,365
GuideStone Equity Index Fund (Institutional Class)¥	4,801,393	41,964,173
GuideStone Value Equity Fund (Institutional Class)¥	5,527,552	41,677,743
GuideStone Growth Equity Fund (Institutional Class)¥	4,633,111	42,207,640
GuideStone Small Cap Equity Fund (Institutional Class)¥	3,179,329	23,431,658
GuideStone International Equity Index Fund (Institutional Class)¥	2,991,336	25,934,884
GuideStone International Equity Fund (Institutional Class)¥	5,424,999	52,134,240
GuideStone Emerging Market Equity Fund (Institutional Class)¥	2,714,827	21,338,543
GuideStone Real Estate Securities Fund (Institutional Class)¥	971,758	9,678,712
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,706,878	9,695,066

Total Mutual Funds (Cost $336,783,461)		294,559,944

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.00%, 06/09/16Ω‡‡ (Cost $399,785)	$400,000	399,869

TOTAL INVESTMENTS — 100.0% (Cost $337,183,246)		294,959,813
Liabilities in Excess of Other Assets — 0.0%		(115,483)

NET ASSETS — 100.0%		$294,844,330

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$294,559,944	$294,559,944	$—	$—
U.S. Treasury Obligation	399,869	—	399,869	—

Total Assets — Investments in Securities	$294,959,813	$294,559,944	$399,869	$—

Other Financial Instruments***
Futures Contracts	$130,706	$130,706	$—	$—

Total Assets — Other Financial Instruments	$130,706	$130,706	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

8	See Notes to Schedules of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	1,088,577	$1,088,577
GuideStone Global Bond Fund (Institutional Class)¥	223,201	2,098,090
GuideStone Equity Index Fund (Institutional Class)¥	715,956	6,257,460
GuideStone Value Equity Fund (Institutional Class)¥	822,876	6,204,488
GuideStone Growth Equity Fund (Institutional Class)¥	691,329	6,298,008
GuideStone Small Cap Equity Fund (Institutional Class)¥	484,691	3,572,173
GuideStone International Equity Index Fund (Institutional Class)¥	448,787	3,890,984
GuideStone International Equity Fund (Institutional Class)¥	814,152	7,824,002
GuideStone Emerging Market Equity Fund (Institutional Class)¥	400,247	3,145,944
GuideStone Real Estate Securities Fund (Institutional Class)¥	142,618	1,420,480
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	235,709	1,338,827

Total Mutual Funds (Cost $47,676,703)		43,139,033

TOTAL INVESTMENTS — 99.9% (Cost $47,676,703)		43,139,033
Other Assets in Excess of Liabilities — 0.1%		37,317

NET ASSETS — 100.0%		$43,176,350

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$43,139,033	$43,139,033	$—	$—

Total Assets — Investments in Securities	$43,139,033	$43,139,033	$—	$—

Other Financial Instruments***
Futures Contracts	$27,323	$27,323	$—	$—

Total Assets — Other Financial Instruments	$27,323	$27,323	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

See Notes to Schedules of Investments.	9

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	4,786,722	$4,786,722
GuideStone Low-Duration Bond Fund (Institutional Class)¥	17,331,128	145,754,789
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	5,809,173	39,444,282
GuideStone Global Bond Fund (Institutional Class)¥	1,095,212	10,294,994
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	2,825,819	32,751,238
GuideStone Value Equity Fund (Institutional Class)¥	2,342,246	17,660,537
GuideStone Growth Equity Fund (Institutional Class)¥	1,959,503	17,851,073
GuideStone Small Cap Equity Fund (Institutional Class)¥	538,512	3,968,832
GuideStone International Equity Fund (Institutional Class)¥	2,168,491	20,839,196
GuideStone Emerging Market Equity Fund (Institutional Class)¥	761,382	5,984,465
GuideStone Inflation Protected Bond Fund (Institutional Class)*¥	3,563,972	36,922,755
GuideStone Flexible Income Fund (Investor Class)¥	1,927,952	18,007,070
GuideStone Real Estate Securities Fund (Institutional Class)¥	394,426	3,928,488
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,415,040	8,037,427

Total Mutual Funds (Cost $387,468,079)		366,231,868

TOTAL INVESTMENTS — 100.0% (Cost $387,468,079)		366,231,868
Other Assets in Excess of Liabilities — 0.0%		5,203

NET ASSETS — 100.0%		$366,237,071

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$366,231,868	$366,231,868	$—	$—

Total Assets — Investments in Securities	$366,231,868	$366,231,868	$—	$—

Other Financial Instruments***
Futures Contracts	$25,396	$25,396	$—	$—

Total Assets — Other Financial Instruments	$25,396	$25,396	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

10	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	27,158,681	$27,158,681
GuideStone Low-Duration Bond Fund (Institutional Class)¥	20,946,107	176,156,763
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	35,253,428	239,370,776
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	15,837,432	62,716,230
GuideStone Global Bond Fund (Institutional Class)¥	13,267,198	124,711,660
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	10,673,155	123,701,864
GuideStone Value Equity Fund (Institutional Class)¥	19,805,468	149,333,229
GuideStone Growth Equity Fund (Institutional Class)¥	15,796,040	143,901,920
GuideStone Small Cap Equity Fund (Institutional Class)¥	4,506,623	33,213,809
GuideStone International Equity Fund (Institutional Class)¥	17,648,465	169,601,745
GuideStone Emerging Market Equity Fund (Institutional Class)¥	6,096,513	47,918,593
GuideStone Inflation Protected Bond Fund (Institutional Class)*¥	8,911,863	92,326,898
GuideStone Flexible Income Fund (Investor Class)¥	4,802,768	44,857,852
GuideStone Real Estate Securities Fund (Institutional Class)¥	4,700,017	46,812,168
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	8,648,374	49,122,762

Total Mutual Funds (Cost $1,681,015,431)		1,530,904,950

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.00%, 06/09/16Ω‡‡ (Cost $999,463)	$1,000,000	999,673

TOTAL INVESTMENTS — 100.0% (Cost $1,682,014,894)		1,531,904,623
Liabilities in Excess of Other Assets — 0.0%		(414,370)

NET ASSETS — 100.0%		$1,531,490,253

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,530,904,950	$1,530,904,950	$—	$—
U.S. Treasury Obligation	999,673	—	999,673	—

Total Assets — Investments in Securities	$1,531,904,623	$1,530,904,950	$999,673	$—

Other Financial Instruments***
Futures Contracts	$334,109	$334,109	$—	$—

Total Assets — Other Financial Instruments	$334,109	$334,109	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

See Notes to Schedules of Investments.	11

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	18,794,010	$18,794,010
GuideStone Low-Duration Bond Fund (Institutional Class)¥	8,990,249	75,607,997
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	15,207,039	103,255,795
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	6,874,305	27,222,247
GuideStone Global Bond Fund (Institutional Class)¥	5,920,008	55,648,079
GuideStone Value Equity Fund (Institutional Class)¥	26,561,924	200,276,904
GuideStone Growth Equity Fund (Institutional Class)¥	21,632,309	197,070,334
GuideStone Small Cap Equity Fund (Institutional Class)¥	6,028,165	44,427,573
GuideStone International Equity Fund (Institutional Class)¥	24,033,984	230,966,584
GuideStone Emerging Market Equity Fund (Institutional Class)¥	8,206,897	64,506,213
GuideStone Real Estate Securities Fund (Institutional Class)¥	4,402,717	43,851,066
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	6,262,630	35,571,739

Total Mutual Funds (Cost $1,257,871,453)		1,097,198,541

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.00%, 06/09/16Ω‡‡ (Cost $899,516)	$900,000	899,706

TOTAL INVESTMENTS — 100.0% (Cost $1,258,770,969)		1,098,098,247
Liabilities in Excess of Other Assets — 0.0%		(330,379)

NET ASSETS — 100.0%		$1,097,767,868

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,097,198,541	$1,097,198,541	$—	$—
U.S. Treasury Obligation	899,706	—	899,706	—

Total Assets — Investments in Securities	$1,098,098,247	$1,097,198,541	$899,706	$—

Other Financial Instruments***
Futures Contracts	$356,411	$356,411	$—	$—

Total Assets — Other Financial Instruments	$356,411	$356,411	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

12	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	17,567,436	$17,567,436
GuideStone Value Equity Fund (Institutional Class)¥	33,382,511	251,704,136
GuideStone Growth Equity Fund (Institutional Class)¥	26,924,192	245,279,388
GuideStone Small Cap Equity Fund (Institutional Class)¥	7,722,936	56,918,035
GuideStone International Equity Fund (Institutional Class)¥	30,139,846	289,643,916
GuideStone Emerging Market Equity Fund (Institutional Class)¥	10,393,188	81,690,457

Total Mutual Funds (Cost $1,112,456,117)		942,803,368

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.00%, 06/09/16Ω‡‡ (Cost $1,099,409)	$1,100,000	1,099,640

TOTAL INVESTMENTS — 100.0% (Cost $1,113,555,526)		943,903,008
Liabilities in Excess of Other Assets — 0.0%		(337,407)

NET ASSETS — 100.0%		$943,565,601

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$942,803,368	$942,803,368	$—	$—
U.S. Treasury Obligation	1,099,640	—	1,099,640	—

Total Assets — Investments in Securities	$943,903,008	$942,803,368	$1,099,640	$—

Other Financial Instruments***
Futures Contracts	$444,270	$444,270	$—	$—

Total Assets — Other Financial Instruments	$444,270	$444,270	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

See Notes to Schedules of Investments.	13

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 41.1%
Federal Farm Credit Bank
0.54%, 09/12/17†	$6,400,000	$6,401,776
0.44%, 09/22/17†	18,000,000	17,998,657
0.44%, 09/25/17†	15,000,000	14,995,630
Federal Farm Credit Bank Discount Note
0.53%, 10/26/16	30,000,000	29,908,133
Federal Home Loan Bank
0.43%, 07/06/16†	12,000,000	12,000,000
0.53%, 02/14/17†	17,000,000	16,992,377
Federal Home Loan Bank Discount Notes
0.32%, 05/09/16	34,000,000	33,988,516
0.30%, 05/25/16	100,000,000	99,955,300
0.39%, 05/27/16	17,485,000	17,474,392
0.40%, 06/01/16	15,220,000	15,209,813
0.43%, 06/03/16	41,145,000	41,114,390
0.40%, 06/09/16	17,485,000	17,471,595
0.39%, 06/13/16	34,000,000	33,973,456
0.37%, 06/17/16	35,050,000	35,022,412
0.34%, 07/05/16	14,905,000	14,891,627
0.51%, 09/23/16	15,000,000	14,962,813
Federal Home Loan Mortgage Corporation
0.49%, 04/27/17†	10,000,000	9,997,819
0.57%, 07/21/17†	6,100,000	6,099,182
0.65%, 03/08/18†	7,000,000	7,000,000
Federal Home Loan Mortgage Corporation Discount Notes
0.50%, 07/07/16	25,000,000	24,966,319
0.43%, 08/12/16	13,410,000	13,388,697
0.45%, 08/24/16	20,000,000	19,963,750
0.44%, 09/08/16	13,430,000	13,403,737
0.59%, 12/14/16	24,935,000	24,829,975
Federal National Mortgage Association
0.46%, 08/16/17†	15,000,000	14,997,914
0.47%, 10/05/17†	5,500,000	5,498,730

Total Agency Obligations (Cost $562,507,010)		562,507,010

CERTIFICATES OF DEPOSIT — 10.7%
Bank of Nova Scotia Houston
0.48%, 04/14/16	25,000,000	25,000,000
BMO Harris Bank NA
0.64%, 04/27/16†	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corporation
0.62%, 04/29/16	30,000,000	30,000,000
Sumitomo Mitsui Banking Corporation
0.51%, 04/08/16	28,500,000	28,500,000
Sumitomo Mitsui Trust Bank, Ltd.
0.67%, 04/04/16	20,000,000	20,000,000
Toronto-Dominion Bank NY
0.55%, 04/15/16	8,000,000	8,000,000

Total Certificates of Deposit (Cost $146,500,000)		146,500,000

COMMERCIAL PAPER — 19.0%
ABN AMRO Funding USA LLC
0.63%, 04/21/16 144A	5,000,000	4,998,250
BNP Paribas Fortis SA
0.36%, 04/06/16 144A	33,000,000	32,998,350
Collateralized Commercial Paper Co. LLC
0.48%, 04/25/16	35,000,000	34,988,800
Credit Agricole Corporate & Investment Bank
0.37%, 04/05/16 144A	10,000,000	9,999,589
ING US Funding LLC
0.62%, 04/15/16	21,000,000	20,994,937
Mizuho Corporate Bank, Ltd.
0.57%, 04/08/16 144A	10,500,000	10,498,836
National Australia Bank, Ltd.
0.72%, 04/21/16 144A	15,000,000	14,994,000
Nieuw Amsterdam Receivables Corporation
0.50%, 04/06/16 144A	10,000,000	9,999,306
0.46%, 04/11/16 144A	15,000,000	14,998,083
NRW Bank
0.58%, 04/22/16 144A	30,000,000	29,989,850
Old Line Funding LLC
0.47%, 04/04/16 144A	13,000,000	12,999,491
Sheffield Receivables Corporation
0.75%, 04/29/16 144A	20,000,000	19,988,333
Versailles Commercial Paper LLC
0.61%, 04/29/16 144A	25,000,000	24,988,139
Westpac Banking Corporation
0.56%, 04/04/16 144A†	17,000,000	17,000,000

Total Commercial Paper (Cost $259,435,964)		259,435,964

CORPORATE BONDS — 2.0%
Jets Stadium Development LLC
0.40%, 04/07/16 144A†	4,900,000	4,900,000
Jets Stadium Finance Issuer 2015 LLC
0.40%, 04/07/16 144A†	23,000,000	23,000,000

Total Corporate Bonds (Cost $27,900,000)		27,900,000

TIME DEPOSITS — 0.5%
ING Bank NV
0.38%, 04/01/16 (Cost $7,000,000)	7,000,000	7,000,000

U.S. TREASURY OBLIGATIONS — 12.2%
U.S. Treasury Bills
0.47%, 06/16/16	54,045,000	53,992,218
0.51%, 07/07/16	28,000,000	27,961,901
0.40%, 07/28/16	10,000,000	9,986,971
0.47%, 08/04/16	7,000,000	6,988,807
0.52%, 09/15/16	46,995,000	46,884,422

		145,814,319

U.S. Treasury Notes
0.64%, 07/31/16	15,000,000	14,992,804
0.63%, 10/31/17†	1,663,200	1,658,900
0.59%, 01/31/18†	4,000,000	3,998,447

		20,650,151

Total U.S. Treasury Obligations (Cost $166,464,470)		166,464,470

14	See Notes to Schedules of Investments.

	Par	Value
REPURCHASE AGREEMENTS — 15.5%
Bank of Montreal
0.30% (dated 03/31/16, due 04/01/16, repurchase price $10,000,083, collateralized by U.S. Treasury Note, 1.625%, due 02/15/26, total market value $10,200,059)	$10,000,000	$10,000,000
0.32% (dated 03/31/16, due 04/01/16, repurchase price $10,000,089, collateralized by U.S. Treasury Note, 1.625%, due 02/15/26, total market value $10,200,059)	10,000,000	10,000,000
Bank of Nova Scotia (The)
0.30% (dated 03/31/16, due 04/01/16, repurchase price $15,666,131, collateralized by U.S. Treasury Notes, 0.875% to 1.375%, due 11/30/17 to 10/31/20, total market value $15,979,362)	15,666,000	15,666,000
BNP Paribas
0.30% (dated 03/31/16, due 04/01/16, repurchase price $30,000,250, collateralized by U.S. Treasury Bill, U.S. Treasury Bond, and U.S. Treasury Note, 0.000% to 2.000%, due 04/28/16 to 02/15/31, total market value $30,600,071)	30,000,000	30,000,000
0.31% (dated 03/31/16, due 04/01/16, repurchase price $10,000,086, collateralized by U.S. Treasury Bonds, U.S. Treasury Note, Federal Home Loan Mortgage Corporation and Government National Mortgage Association, 0.000% to 3.500%, due 02/15/26 to 02/20/46, total market value $10,200,009)	10,000,000	10,000,000
Citigroup Global Markets
0.33% (dated 03/31/16, due 04/01/16, repurchase price $10,000,092, collateralized by U.S. Treasury Bill and U.S. Treasury Note, 2.000% to 2.500%, due 04/30/16 to 06/30/17, total market value $10,200,025)	10,000,000	10,000,000
Goldman Sachs & Co.
0.30% (dated 03/31/16, due 04/01/16, repurchase price $40,000,333, collateralized by Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, 2.661% to 4.500%, due 05/01/22 to 01/01/46, total market value $41,200,000)	40,000,000	40,000,000
HSBC Securities USA
0.29% (dated 03/31/16, due 04/01/16, repurchase price $20,000,161, collateralized by U.S. Treasury Bill, 0.000%, due 07/21/16, total market value $20,403,664)	20,000,000	20,000,000
Mizuho Securities USA, Inc.
0.34% (dated 03/31/16, due 04/01/16, repurchase price $10,000,094, collateralized by U.S. Treasury Bond, 3.000%, due 05/15/45, total market value $10,200,028)	10,000,000	10,000,000
Morgan Stanley & Co. LLC
0.27% (dated 03/31/16, due 04/01/16, repurchase price $46,000,345, collateralized by U.S. Treasury Note, 1.750%, due 05/15/23, total market value $46,920,001)	46,000,000	46,000,000
0.29% (dated 03/31/16, due 04/01/16, repurchase price $10,000,081, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, 3.000% to 3.500%, due 04/01/27 to 07/01/42, total market value $10,300,000)	10,000,000	10,000,000

Total Repurchase Agreements (Cost $211,666,000)		211,666,000

TOTAL INVESTMENTS — 101.0% (Cost $1,381,473,444)		1,381,473,444
Liabilities in Excess of Other Assets — (1.0)%		(13,618,460)

NET ASSETS — 100.0%		$1,367,854,984

See Notes to Schedules of Investments.	15

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$562,507,010	$—	$562,507,010	$—
Certificates of Deposit	146,500,000	—	146,500,000	—
Commercial Paper	259,435,964	—	259,435,964	—
Corporate Bonds	27,900,000	—	27,900,000	—
Repurchase Agreements	211,666,000	—	211,666,000	—
Time Deposits	7,000,000	—	7,000,000	—
U.S. Treasury Obligations	166,464,470	—	166,464,470	—

Total Assets — Investments in Securities	$1,381,473,444	$—	$1,381,473,444	$—

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

16	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.2%
Federal Home Loan Bank
0.75%, 08/28/17	$2,730,000	$2,731,761
Federal Home Loan Mortgage Corporation
1.13%, 03/16/18	3,020,000	3,022,564
1.13%, 04/15/19	1,550,000	1,556,781
Federal National Mortgage Association
1.38%, 04/27/18	3,300,000	3,302,053

Total Agency Obligations (Cost $10,596,608)		10,613,159

ASSET-BACKED SECURITIES — 10.9%
ACAS CLO, Ltd. Series 2007-1A
0.85%, 04/20/21 144A†	475,503	469,630
Aircraft Lease Securitisation, Ltd. Series 2007-1A
0.70%, 05/10/32 144A†	108,474	107,118
Ally Master Owner Trust Series 2013-2
0.89%, 04/15/18†	1,400,000	1,400,000
American Express Credit Account Master Trust Series 2013-3
0.98%, 05/15/19	2,250,000	2,251,568
American Homes 4 Rent Series 2014-SFR1
1.44%, 06/17/31 144A†	532,818	520,896
AmeriCredit Automobile Receivables Trust Series 2013-2
1.19%, 05/08/18	543,373	543,192
1.79%, 03/08/19	980,000	982,022
AmeriCredit Automobile Receivables Trust Series 2013-4
1.66%, 09/10/18	500,000	500,653
AmeriCredit Automobile Receivables Trust Series 2014-1
2.15%, 03/09/20	825,000	827,694
AmeriCredit Automobile Receivables Trust Series 2014-3
3.13%, 10/08/20	915,000	920,603
Apidos CDO V Series 2007-5A
0.85%, 04/15/21 144A†	371,222	368,246
Apidos CDO XIV Series 2013-14A
1.77%, 04/15/25 144A†	2,090,000	2,060,548
2.32%, 04/15/25 144A†	250,000	238,406
ARES XXVI CLO, Ltd. Series 2013-1A
1.72%, 04/15/25 144A†	515,000	507,724
Atrium CDO Corporation Series 7AR
1.72%, 11/16/22 144A†	770,697	767,406
Avalon IV Capital, Ltd. Series 2012-1A
1.79%, 04/17/23 144A†	1,017,037	1,011,015
BA Credit Card Trust Series 2014-A1
0.82%, 06/15/21†	1,110,000	1,109,111
Babson CLO, Inc. Series 2007-1A
0.84%, 01/18/21 144A†	516,652	510,507
Babson CLO, Ltd. Series 2013-IA
1.72%, 04/20/25 144A†	1,200,000	1,183,890
Babson CLO, Ltd. Series 2015-IA
3.47%, 04/20/27 144A†	600,000	581,974
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1
0.88%, 12/25/42†	88,687	86,987
Bear Stearns Asset-Backed Securities Trust Series 2007-HE7
1.43%, 10/25/37†	610,621	557,969
BlueMountain CLO, Ltd. Series 2012-1A
1.94%, 07/20/23 144A†	2,000,000	1,989,726
Capital Auto Receivables Asset Trust Series 2013-1
1.29%, 04/20/18	260,000	259,771
1.74%, 10/22/18	270,000	270,077
Capital One Multi-Asset Execution Trust Series 2015-A2
2.08%, 03/15/23	1,000,000	1,011,776
Cent CLO 18, Ltd. Series 2013-18A
1.74%, 07/23/25 144A†	1,400,000	1,377,859
CenterPoint Energy Transition Bond Co. IV, LLC Series 2012-1
0.90%, 04/15/18	486,832	486,442
Chesapeake Funding II LLC Series 2016-1A
2.11%, 03/15/28 144A	1,870,000	1,869,728
CIFC Funding 2015-II, Ltd. Series 2015-2A
3.62%, 04/15/27 144A†	700,000	673,593
Citibank Credit Card Issuance Trust Series 2007-A8
5.65%, 09/20/19	3,500,000	3,723,358
Citibank Credit Card Issuance Trust Series 2014-A2
1.02%, 02/22/19	2,600,000	2,600,694
Colony American Homes Series 2014-1A
1.59%, 05/17/31 144A†	552,820	543,465
Colony American Homes Series 2014-2A
1.38%, 07/17/31 144A†	835,983	814,183
Conseco Financial Corporation Series 1998-1
6.04%, 11/01/29	3,336	3,385
Credit Acceptance Auto Loan Trust Series 2015-1A
2.00%, 07/15/22 144A	1,140,000	1,141,072
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB3
1.10%, 05/25/35†	23,422	23,405

See Notes to Schedules of Investments.	17

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Crusade ABS Trust Series 2012-1
3.10%, 07/12/23(A)†	$349,098	$267,793
CSAB Mortgage-Backed Trust Series 2006-2
5.72%, 09/25/36 STEP	470,023	299,970
Dell Equipment Finance Trust Series 2014-1
1.36%, 06/22/20 144A	900,000	898,163
Drive Auto Receivables Trust Series 2015-AA
2.28%, 06/17/19 144A	2,710,000	2,709,597
Drug Royalty II LP 2 Series 2014-1
3.14%, 07/15/23 144A†@	223,263	225,758
Dryden XXII Senior Loan Fund Series 2011-22A
1.79%, 01/15/22 144A†	1,109,053	1,101,304
Dryden XXV Senior Loan Fund Series 2012-25A
2.00%, 01/15/25 144A†	800,000	795,335
Dryden XXVI Senior Loan Fund Series 2013-26A
1.72%, 07/15/25 144A†	400,000	393,038
Dryden XXVIII Senior Loan Fund Series 2013-28A
1.72%, 08/15/25 144A†	930,000	915,469
2.17%, 08/15/25 144A†	1,175,000	1,120,485
Dryden XXXI Senior Loan Fund Series 2014-31A
3.47%, 04/18/26 144A†	675,000	632,648
Fannie Mae Connecticut Avenue Securities Series 2016-C01
2.38%, 08/25/28†	2,099,843	2,098,202
Fannie Mae Connecticut Avenue Securities Series 2016-C02
2.59%, 09/25/28†	715,000	715,789
FHLMC Structured Pass-Through Securities Series T-32
0.69%, 08/25/31†	479,587	469,989
Flatiron CLO, Ltd. Series 2011-1A
2.17%, 01/15/23 144A†	657,685	657,683
GCAT Series 2015-2
3.75%, 07/25/20 STEP 144A	413,774	411,751
GoldenTree Loan Opportunities VII, Ltd. Series 2013-7A
1.77%, 04/25/25 144A†	500,000	492,715
Great America Leasing Receivables Funding LLC Series 2013-1
1.83%, 06/17/19 144A	325,000	325,228
Hyundai Auto Receivables Trust Series 2016-A
1.56%, 09/15/20	940,000	939,724
IFC SBA Loan-Backed Adjustable Rate Certificate Series 1997-1
1.25%, 01/15/24 144A†	71,439	69,296
Invitation Homes Trust Series 2013-SFR1
1.59%, 12/17/30 144A†	757,937	749,533
Invitation Homes Trust Series 2014-SFR1
1.44%, 06/17/31 144A†	2,411,360	2,356,928
Invitation Homes Trust Series 2014-SFR2
1.54%, 09/17/31 144A†	1,487,363	1,456,293
JP Morgan Mortgage Acquisition Corporation Series 2006-FRE2
0.61%, 02/25/36†	316,738	302,053
Kubota Credit Owner Trust Series 2015-1A
0.94%, 12/15/17 144A	793,882	792,798
LA Arena Funding LLC Series 1
7.66%, 12/15/26 144A	225,237	244,544
LCM XII LP Series 12A
1.88%, 10/19/22 144A†	1,190,000	1,175,770
Madison Park Funding XVII, Ltd. Series 2015-17A
3.52%, 07/21/27 144A†	400,000	387,556
MMAF Equipment Finance LLC Series 2011-AA
2.10%, 07/15/17 144A	142,802	143,075
Navient Private Education Loan Trust Series 2014-CTA
1.14%, 09/16/24 144A†	169,420	167,327
North Texas Higher Education Authority, Inc. Series 2011-1
1.73%, 04/01/40†	257,165	254,732
Octagon Investment Partners XIX, Ltd. Series 2014-1A
2.14%, 04/15/26 144A†	865,000	856,598
2.62%, 04/15/26 144A†	905,000	859,709
OneMain Financial Issuance Trust Series 2014-2A
2.47%, 09/18/24 144A	2,605,000	2,594,833
OneMain Financial Issuance Trust Series 2015-2A
2.57%, 07/18/25 144A	1,300,000	1,281,886
Option One Mortgage Loan Trust Series 2005-4
0.69%, 11/25/35†	554,648	550,525
OZLM Funding III, Ltd. Series 2013-3A
1.95%, 01/22/25 144A†	500,000	493,352
Santander Drive Auto Receivables Trust Series 2012-3
3.01%, 04/16/18	195,830	196,104

18	See Notes to Schedules of Investments.

	Par	Value
Santander Drive Auto Receivables Trust Series 2012-4
2.94%, 12/15/17	$358,798	$359,666
Santander Drive Auto Receivables Trust Series 2012-5
2.70%, 08/15/18	158,358	158,747
Santander Drive Auto Receivables Trust Series 2012-6
1.94%, 03/15/18	94,192	94,267
Santander Drive Auto Receivables Trust Series 2012-AA
1.78%, 11/15/18 144A	1,211,746	1,212,164
Santander Drive Auto Receivables Trust Series 2013-1
1.76%, 01/15/19	1,494,551	1,497,002
Santander Drive Auto Receivables Trust Series 2013-A
3.12%, 10/15/19 144A	1,025,000	1,035,305
Santander Drive Auto Receivables Trust Series 2014-4
2.60%, 11/16/20	1,350,000	1,358,276
Securitized Asset-Backed Receivables LLC Trust Series 2006-OP1
0.80%, 10/25/35†	2,800,000	2,698,915
SLC Student Loan Trust Series 2006-2
0.73%, 09/15/26†	1,500,000	1,447,483
SLM Private Credit Student Loan Trust Series 2003-B
1.03%, 03/15/22†	212,065	208,603
SLM Private Credit Student Loan Trust Series 2004-B
0.83%, 06/15/21†	215,161	213,517
SLM Private Credit Student Loan Trust Series 2005-A
0.83%, 06/15/23†	1,200,155	1,132,460
SLM Private Education Loan Trust Series 2010-A
3.69%, 05/16/44 144A†	1,611,236	1,652,606
SLM Private Education Loan Trust Series 2012-C
1.54%, 08/15/23 144A†	145,163	145,042
SLM Private Education Loan Trust Series 2013-C
1.29%, 02/15/22 144A†	400,550	400,550
SLM Private Education Loan Trust Series 2014-A
1.58%, 01/15/26 144A†	1,245,000	1,233,075
2.59%, 01/15/26 144A	555,000	557,509
SoFi Professional Loan Program LLC Series 2015-A
1.63%, 03/25/33 144A†	972,599	951,278
SoFi Professional Loan Program LLC Series 2015-D
2.72%, 10/27/36 144A	1,008,366	1,005,065
Springleaf Funding Trust Series 2015-AA
3.16%, 11/15/24 144A	545,000	539,305
Structured Asset Securities Corporation Mortgage Loan Trust Series 2005-7XS
1.94%, 04/25/35†	468,749	439,327
Symphony CLO VIII, LP Series 2012-8A
1.72%, 01/09/23 144A†	1,628,151	1,612,140
Symphony CLO XV, Ltd. Series 2014-15A
2.07%, 10/17/26 144A†	2,650,000	2,636,745
Synchrony Credit Card Master Note Trust Series 2015-2
1.60%, 04/15/21	1,500,000	1,500,963
Trade MAPS 1, Ltd. Series 2013-1A
1.14%, 12/10/18 144A†	1,500,000	1,490,335
Tryon Park CLO, Ltd. Series 2013-1A
1.74%, 07/15/25 144A†	1,770,000	1,746,041
2.17%, 07/15/25 144A†	1,175,000	1,119,589
U.S. Small Business Administration Series 1996-20K
6.95%, 11/01/16	21,035	21,334
Venture XVII CLO, Ltd. Series 2014-17A
3.47%, 07/15/26 144A†	360,000	329,654

Total Asset-Backed Securities (Cost $94,683,588)		93,496,209

CORPORATE BONDS — 28.8%
AbbVie, Inc.
1.75%, 11/06/17	1,130,000	1,135,673
1.80%, 05/14/18	1,857,000	1,870,435
2.50%, 05/14/20	1,000,000	1,019,044
AES Corporation
3.64%, 06/01/19†	800,000	774,000
Air Lease Corporation
2.63%, 09/04/18Δ	940,000	934,066
Ally Financial, Inc.
2.75%, 01/30/17	1,400,000	1,396,500
5.50%, 02/15/17	1,500,000	1,531,230
3.25%, 09/29/17Δ	810,000	806,962
American Express Credit Corporation
1.13%, 06/05/17	630,000	629,536
1.36%, 05/26/20†	4,900,000	4,801,010
American Honda Finance Corporation
1.60%, 07/13/18	1,330,000	1,338,265
1.70%, 02/22/19	500,000	504,366

See Notes to Schedules of Investments.	19

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American International Group, Inc.
5.85%, 01/16/18	$970,000	$1,040,316
3.30%, 03/01/21	793,000	811,654
American Tower Corporation
2.80%, 06/01/20	2,900,000	2,917,542
AmeriGas Partners LP
6.25%, 08/20/19	500,000	512,500
Anthem, Inc.
2.38%, 02/15/17	1,060,000	1,068,731
Apple, Inc.
1.30%, 02/23/18	170,000	171,366
1.70%, 02/22/19	230,000	233,535
Ashland, Inc.
3.88%, 04/15/18Δ	1,480,000	1,535,500
Astoria Financial Corporation
5.00%, 06/19/17	770,000	794,793
AT&T, Inc.
1.56%, 06/30/20†	4,000,000	3,961,620
2.45%, 06/30/20	340,000	344,868
Autodesk, Inc.
1.95%, 12/15/17	350,000	348,424
Aviation Capital Group Corporation
3.88%, 09/27/16 144A	1,900,000	1,911,875
4.63%, 01/31/18 144A	500,000	511,875
2.88%, 09/17/18 144A@	400,000	402,132
Bank of America Corporation
3.88%, 03/22/17	130,000	133,040
1.70%, 08/25/17	570,000	570,963
6.40%, 08/28/17	400,000	425,299
5.75%, 12/01/17	1,700,000	1,807,175
1.69%, 03/22/18†	1,200,000	1,202,448
6.88%, 04/25/18	800,000	878,843
1.66%, 01/15/19†	280,000	278,733
2.60%, 01/15/19	1,300,000	1,322,867
2.65%, 04/01/19	3,700,000	3,767,643
Baxalta, Inc.
1.40%, 06/22/18 144A†	380,000	372,495
2.00%, 06/22/18 144AΔ	210,000	208,421
Becton Dickinson and Co.
1.08%, 06/15/16†	3,000,000	3,000,294
1.45%, 05/15/17	1,250,000	1,252,345
1.80%, 12/15/17	700,000	703,235
BellSouth LLC
4.82%, 04/26/21 144A	400,000	401,006
Berkshire Hathaway Finance Corporation
1.70%, 03/15/19	1,560,000	1,582,328
Boston Scientific Corporation
2.65%, 10/01/18	1,800,000	1,832,996
3.38%, 05/15/22Δ	1,100,000	1,124,440
Burlington Northern Santa Fe LLC
3.40%, 09/01/24	500,000	532,985
Cameron International Corporation
1.40%, 06/15/17Δ	270,000	266,832
Cantor Fitzgerald LP
6.50%, 06/17/22 144A@	750,000	780,010
Capital One NA
1.50%, 09/05/17	690,000	687,302
2.35%, 08/17/18Δ	1,080,000	1,085,560
Case New Holland Industrial, Inc.
7.88%, 12/01/17	1,480,000	1,598,400
Caterpillar Financial Services Corporation
1.25%, 08/18/17Δ	490,000	491,629
1.50%, 02/23/18	300,000	301,726
CC Holdings GS V LLC
2.38%, 12/15/17	300,000	302,683
CCO Safari II LLC
4.46%, 07/23/22 144A	2,000,000	2,092,776
Celgene Corporation
2.13%, 08/15/18	310,000	313,691
Chevron Corporation
1.34%, 11/09/17	900,000	905,346
1.79%, 11/16/18Δ	420,000	425,231
CHS/Community Health Systems, Inc.
5.13%, 08/15/18	200,000	202,500
Cisco Systems, Inc.
1.60%, 02/28/19	390,000	395,800
CIT Group, Inc.
5.00%, 05/15/17	175,000	178,500
4.25%, 08/15/17Δ	2,250,000	2,295,248
5.25%, 03/15/18	920,000	954,040
5.50%, 02/15/19 144A	100,000	103,700
Citigroup, Inc.
1.55%, 08/14/17	1,300,000	1,300,185
1.80%, 02/05/18	2,030,000	2,028,855
1.50%, 07/30/18†	3,200,000	3,188,944
2.70%, 03/30/21	1,100,000	1,109,306
Citizens Bank NA
1.60%, 12/04/17	900,000	895,518
2.30%, 12/03/18	350,000	352,197
CNH Industrial Capital LLC
3.88%, 07/16/18	530,000	527,615
Comcast Corporation
5.15%, 03/01/20	405,000	455,954
Compass Bank
1.85%, 09/29/17	500,000	500,840
ConocoPhillips Co.
1.52%, 05/15/22†	1,600,000	1,469,568
Continental Airlines 2009-2 Class B Pass-Through Trust
9.25%, 11/10/18	374,089	396,640
Continental Airlines 2010-1 Class B Pass-Through Trust
6.00%, 07/12/20	299,205	308,929
Crown Castle Towers LLC
3.22%, 05/15/42 144A	1,500,000	1,504,125
CVS Health Corporation
2.25%, 08/12/19	530,000	543,698
2.80%, 07/20/20	500,000	519,442
D.R. Horton, Inc.
3.63%, 02/15/18	700,000	720,125
3.75%, 03/01/19	109,000	111,180
4.00%, 02/15/20	400,000	414,000
Daimler Finance North America LLC
1.13%, 03/10/17 144AΔ	300,000	299,800
1.38%, 08/01/17 144A	660,000	661,938
1.65%, 03/02/18 144A	750,000	751,110
2.00%, 08/03/18 144A	3,000,000	3,026,448
Denali International LLC
5.63%, 10/15/20 144A	2,200,000	2,326,225

20	See Notes to Schedules of Investments.

	Par	Value
DISH DBS Corporation
4.25%, 04/01/18	$700,000	$719,103
DTE Energy Co.
2.40%, 12/01/19	100,000	100,857
Duke Energy Progress LLC
0.84%, 03/06/17†Δ	1,500,000	1,496,458
eBay, Inc.
2.50%, 03/09/18	280,000	284,675
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	1,500,000	1,544,020
Eli Lilly & Co.
1.25%, 03/01/18	410,000	413,283
Entergy Corporation
4.70%, 01/15/17	2,800,000	2,851,442
Express Scripts Holding Co.
1.25%, 06/02/17Δ	380,000	379,335
Exxon Mobil Corporation
1.44%, 03/01/18Δ	340,000	342,523
1.71%, 03/01/19	320,000	324,360
Federal Express Corporation 2012 Pass-Through Trust
2.63%, 01/15/18 144A	139,201	140,084
Fidelity National Information Services, Inc.
2.00%, 04/15/18Δ	340,000	338,296
Fifth Third Bancorp
5.45%, 01/15/17	250,000	256,736
Fifth Third Bank
2.30%, 03/15/19	370,000	373,498
Ford Motor Credit Co. LLC
3.98%, 06/15/16	1,000,000	1,006,389
8.00%, 12/15/16	1,820,000	1,900,604
3.00%, 06/12/17	560,000	567,558
2.15%, 01/09/18	700,000	699,472
2.94%, 01/08/19	1,300,000	1,320,927
1.46%, 03/12/19†	4,460,000	4,352,273
Freeport-McMoRan, Inc.
2.15%, 03/01/17	210,000	201,600
2.30%, 11/14/17	440,000	408,100
General Motors Co.
3.50%, 10/02/18	953,000	976,106
General Motors Financial Co., Inc.
2.63%, 07/10/17	445,000	447,847
4.75%, 08/15/17	4,000,000	4,130,572
3.00%, 09/25/17	600,000	605,756
2.40%, 04/10/18	1,300,000	1,300,342
3.10%, 01/15/19	175,000	177,210
3.70%, 11/24/20	245,000	249,943
Glencore Funding LLC
1.98%, 01/15/19 144A†Δ	680,000	601,800
Goldman Sachs Group, Inc.
5.75%, 10/01/16	135,000	138,109
1.72%, 11/15/18†	580,000	580,164
1.78%, 04/23/20†	600,000	596,629
2.24%, 11/29/23†	6,100,000	6,088,245
HCA, Inc.
3.75%, 03/15/19	1,600,000	1,643,040
Hess Corporation
1.30%, 06/15/17Δ	310,000	306,437
Hewlett Packard Enterprise Co.
2.45%, 10/05/17 144A	1,040,000	1,047,174
2.85%, 10/05/18 144A	2,400,000	2,441,770
HSBC Finance Corporation
1.07%, 06/01/16†	400,000	399,900
HSBC USA, Inc.
1.70%, 03/05/18	710,000	708,528
2.00%, 08/07/18	1,500,000	1,505,200
1.51%, 09/24/18†	800,000	796,459
1.23%, 11/13/19†	2,000,000	1,954,182
Huntington National Bank
1.30%, 11/20/16	500,000	500,098
1.04%, 04/24/17†	250,000	249,211
1.38%, 04/24/17	290,000	289,609
2.20%, 11/06/18	300,000	300,673
Hyundai Capital America
1.45%, 02/06/17 144A	800,000	799,242
2.40%, 10/30/18 144A	240,000	241,601
2.50%, 03/18/19 144A	710,000	716,032
IAC/InterActiveCorp
4.88%, 11/30/18	300,000	309,000
International Lease Finance Corporation
5.75%, 05/15/16	1,000,000	1,002,784
6.75%, 09/01/16 144A	1,365,000	1,387,181
3.88%, 04/15/18	795,000	801,519
Interpublic Group of Cos., Inc.
2.25%, 11/15/17	283,000	283,028
J.B. Hunt Transport Services, Inc.
2.40%, 03/15/19Δ	620,000	621,914
Jabil Circuit, Inc.
7.75%, 07/15/16	295,000	299,460
Jackson National Life Global Funding
1.25%, 02/21/17 144AΔ	600,000	600,784
John Deere Capital Corporation
1.35%, 01/16/18	400,000	401,019
1.95%, 01/08/19Δ	550,000	558,132
Johnson Controls, Inc.
1.40%, 11/02/17	130,000	129,890
JPMorgan Chase & Co.
1.07%, 11/18/16†	1,300,000	1,300,504
1.52%, 01/25/18†	610,000	612,050
1.82%, 10/29/20†	5,900,000	5,970,346
Kansas City Southern
1.32%, 10/28/16 144A†	1,000,000	991,823
KeyBank NA
1.70%, 06/01/18	900,000	900,135
2.35%, 03/08/19	440,000	444,175
Kinder Morgan, Inc.
7.00%, 06/15/17	100,000	104,947
2.00%, 12/01/17Δ	210,000	207,834
3.05%, 12/01/19	210,000	206,923
Kinder Morgan Energy Partners LP
5.80%, 03/01/21Δ	100,000	105,505
5.00%, 10/01/21	300,000	306,439
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18 144A	2,300,000	2,405,862
Kraft Heinz Foods Co.
1.60%, 06/30/17 144A	850,000	852,995
2.00%, 07/02/18 144A	1,830,000	1,847,943
Kroger Co.
2.20%, 01/15/17	500,000	503,844

See Notes to Schedules of Investments.	21

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
L-3 Communications Corporation
1.50%, 05/28/17	$300,000	$299,056
Lehman Escrow Bonds
0.00%, 12/28/17+Ω#	2,600,000	—
0.00%, 12/31/99Ω#@	600,000	44,070
Lennar Corporation
4.50%, 06/15/19	1,100,000	1,135,750
Liberty Property LP
6.63%, 10/01/17	375,000	401,134
Lockheed Martin Corporation
1.85%, 11/23/18	136,000	137,641
Manufacturers & Traders Trust Co.
1.25%, 01/30/17Δ	700,000	700,267
1.40%, 07/25/17	780,000	778,493
Marathon Petroleum Corporation
2.70%, 12/14/18	670,000	669,645
Masco Corporation
6.13%, 10/03/16	500,000	512,750
McDonald’s Corporation
2.75%, 12/09/20Δ	295,000	305,870
McGraw Hill Financial, Inc.
2.50%, 08/15/18 144AΔ	270,000	273,753
3.30%, 08/14/20	800,000	828,433
McKesson Corporation
1.29%, 03/10/17Δ	300,000	300,615
Medtronic, Inc.
1.50%, 03/15/18	270,000	272,403
2.50%, 03/15/20	1,700,000	1,760,172
Metropolitan Life Global Funding I
1.95%, 12/03/18 144AΔ	670,000	674,919
Morgan Stanley
5.75%, 10/18/16	5,400,000	5,536,031
6.63%, 04/01/18	510,000	557,455
2.45%, 02/01/19Δ	560,000	568,670
1.36%, 07/23/19†	940,000	926,169
2.38%, 07/23/19Δ	248,000	250,607
1.76%, 01/27/20†	1,350,000	1,341,939
Motorola Solutions, Inc.
3.50%, 09/01/21	1,900,000	1,888,281
Nabors Industries, Inc.
2.35%, 09/15/16	1,100,000	1,095,832
National Oilwell Varco, Inc.
1.35%, 12/01/17	660,000	645,879
NBCUniversal Enterprise, Inc.
1.31%, 04/15/18 144A†	355,000	354,589
New York Life Global Funding
1.55%, 11/02/18 144A	710,000	711,880
Newell Rubbermaid, Inc.
2.15%, 10/15/18	240,000	240,149
2.60%, 03/29/19	640,000	649,772
Nissan Motor Acceptance Corporation
1.95%, 09/12/17 144AΔ	520,000	522,070
2.00%, 03/08/19 144A	6,120,000	6,171,041
Northwest Airlines 2002-1 Class G-2 Pass-Through Trust
6.26%, 05/20/23	105,544	112,668
Omnicom Group, Inc.
5.90%, 04/15/16	285,000	285,386
PACCAR Financial Corporation
0.75%, 05/16/16	270,000	270,061
1.10%, 06/06/17Δ	250,000	250,481
1.24%, 12/06/18†	250,000	250,634
Pennsylvania Electric Co.
5.20%, 04/01/20Δ	500,000	526,526
Penske Truck Leasing Co. LP
2.50%, 06/15/19 144A	190,000	189,054
3.20%, 07/15/20 144A	1,000,000	1,001,530
Phillips 66
2.95%, 05/01/17	210,000	213,927
Pioneer Natural Resources Co.
6.65%, 03/15/17	900,000	930,857
6.88%, 05/01/18	400,000	429,208
Plains All American Pipeline LP
2.60%, 12/15/19Δ	900,000	852,900
Prudential Financial, Inc.
1.40%, 08/15/18†	500,000	498,967
QUALCOMM, Inc.
3.00%, 05/20/22	1,200,000	1,252,249
Reliance Standard Life Global Funding II
2.15%, 10/15/18 144A	490,000	490,974
Samsung Electronics America, Inc.
1.75%, 04/10/17 144A	1,150,000	1,149,047
Santander Bank NA
2.00%, 01/12/18	600,000	595,134
Schlumberger Holdings Corporation
2.35%, 12/21/18 144A	500,000	503,280
Scripps Networks Interactive, Inc.
3.50%, 06/15/22Δ	900,000	902,362
Southern California Edison Co.
1.85%, 02/01/22	1,285,714	1,270,248
Southern Power Co.
1.85%, 12/01/17	190,000	191,471
Sprint Communications, Inc.
9.00%, 11/15/18 144AΔ	670,000	705,175
St. Jude Medical, Inc.
2.00%, 09/15/18Δ	645,000	652,450
Stanley Black & Decker, Inc.
2.45%, 11/17/18	530,000	538,521
Stryker Corporation
2.00%, 03/08/19Δ	550,000	556,267
SunTrust Bank
5.20%, 01/17/17Δ	890,000	916,860
Synchrony Financial
1.88%, 08/15/17Δ	750,000	747,930
2.60%, 01/15/19	370,000	371,030
3.00%, 08/15/19	390,000	396,491
1.85%, 02/03/20†	950,000	918,807
Sysco Corporation
1.90%, 04/01/19	190,000	191,302
TECO Finance, Inc.
1.22%, 04/10/18†	1,500,000	1,469,286
Thermo Fisher Scientific, Inc.
2.15%, 12/14/18	200,000	201,233
3.30%, 02/15/22	1,900,000	1,939,366
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 144A	1,400,000	1,422,012
T-Mobile USA, Inc.
5.25%, 09/01/18	600,000	616,500

22	See Notes to Schedules of Investments.

	Par	Value
Toyota Motor Credit Corporation
1.55%, 07/13/18	$880,000	$888,139
1.70%, 02/19/19	490,000	494,781
U.S. Bank NA
1.45%, 01/29/18Δ	450,000	452,876
United Airlines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	202,866	210,991
United Airlines 2009-2A Pass-Through Trust
9.75%, 07/15/18	297,332	312,624
UnitedHealth Group, Inc.
1.90%, 07/16/18	420,000	426,713
US Airways 2011-1 Class B Pass-Through Trust
9.75%, 04/22/20	741,382	830,348
US Airways 2012-1 Class B Pass-Through Trust
8.00%, 04/01/21	292,154	323,195
Ventas Realty LP
1.55%, 09/26/16	414,000	414,498
1.25%, 04/17/17	230,000	229,102
Vereit Operating Partnership LP REIT
2.00%, 02/06/17	2,700,000	2,686,500
Verizon Communications, Inc.
1.35%, 06/09/17	840,000	842,655
2.38%, 09/14/18†	570,000	584,157
3.65%, 09/14/18	1,365,000	1,436,070
1.41%, 06/17/19†	5,900,000	5,888,731
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	700,000	707,308
Visa, Inc.
2.20%, 12/14/20Δ	260,000	266,634
Volkswagen Group of America Finance LLC
1.25%, 05/23/17 144A	1,060,000	1,052,893
1.60%, 11/20/17 144AΔ	470,000	465,251
1.65%, 05/22/18 144A	619,000	610,325
Walgreens Boots Alliance, Inc.
1.75%, 11/17/17	230,000	230,602
WEA Finance LLC
1.75%, 09/15/17 144A	220,000	219,241
2.70%, 09/17/19 144A	260,000	261,977
Wells Fargo Bank NA
1.65%, 01/22/18	1,080,000	1,088,410
Welltower, Inc. REIT
6.20%, 06/01/16	1,546,000	1,558,196
Western Digital Corporation
10.50%, 04/01/24 144A	180,000	180,900
Whirlpool Corporation
1.65%, 11/01/17	340,000	340,740
Williams Partners LP
7.25%, 02/01/17	1,100,000	1,127,543
Wm. Wrigley Jr. Co.
1.40%, 10/21/16 144A	200,000	200,445
2.00%, 10/20/17 144A	200,000	200,902
WPX Energy, Inc.
5.25%, 01/15/17Δ	780,000	772,200
Wyndham Worldwide Corporation
2.95%, 03/01/17Δ	1,000,000	1,009,675
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	820,000	822,348
2.70%, 04/01/20	190,000	192,842
Zoetis, Inc.
3.45%, 11/13/20	300,000	308,523

Total Corporate Bonds (Cost $245,783,522)		246,472,362

FOREIGN BONDS — 14.9%
Australia — 1.0%
Asciano Finance, Ltd.
5.00%, 04/07/18 144A@	1,500,000	1,526,789
Australia & New Zealand Banking Group, Ltd.
2.00%, 11/16/18Δ	1,280,000	1,289,637
Commonwealth Bank of Australia
1.75%, 11/02/18	610,000	610,906
2.05%, 03/15/19Δ	590,000	596,931
Macquarie Bank, Ltd.
5.00%, 02/22/17 144AΔ	250,000	257,940
1.25%, 10/27/17 144A†	480,000	478,171
1.60%, 10/27/17 144A	860,000	857,002
Macquarie Group, Ltd.
4.88%, 08/10/17 144AΔ	355,000	368,133
National Australia Bank, Ltd.
1.30%, 06/30/17 144A	390,000	390,004
Virgin Australia 2013-1A Trust
5.00%, 04/23/25 144A	491,987	506,746
Westpac Banking Corporation
1.95%, 11/23/18Δ	1,270,000	1,281,256

		8,163,515

Bermuda — 0.2%
Aircastle, Ltd.
6.75%, 04/15/17Δ	1,546,000	1,621,368

Brazil — 0.1%
Banco Santander Brasil SA
4.63%, 02/13/17 144A	1,000,000	1,021,000

Canada — 1.3%
Bell Canada
1.38%, 04/22/16(C)†	1,150,000	885,485
Canadian Government Bond
1.25%, 02/01/18(C)	7,650,000	5,966,323
Canadian Natural Resources, Ltd.
1.75%, 01/15/18	480,000	468,252
Glencore Finance Canada, Ltd.
2.70%, 10/25/17 144AΔ	1,031,000	1,010,759
Rogers Communications, Inc.
1.48%, 03/13/17(C)†	550,000	421,993
Royal Bank of Canada
1.20%, 09/19/17	1,885,000	1,883,134
Thomson Reuters Corporation
1.65%, 09/29/17Δ	640,000	641,027
TransAlta Corporation
1.90%, 06/03/17	112,000	108,202

		11,385,175

Cayman Islands — 0.2%
Alibaba Group Holding, Ltd.
1.63%, 11/28/17 144AΔ	400,000	400,557
Baidu, Inc.
2.25%, 11/28/17	440,000	443,453
Hutchison Whampoa International, (12) (II), Ltd.
2.00%, 11/08/17 144A	370,000	372,183

See Notes to Schedules of Investments.	23

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MUFG Capital Finance 4, Ltd.
5.27%, 01/29/49(E)†	$200,000	$232,997
Seagate HDD Cayman
3.75%, 11/15/18 144A	660,000	657,509

		2,106,699

Chile — 0.1%
Corpbanca SA
3.88%, 09/22/19 144AΔ	500,000	513,321

Denmark — 2.2%
AP Moeller—Maersk A/S
2.55%, 09/22/19 144A	670,000	664,114
Nykredit Realkredit A/S
1.00%, 01/01/17(D)	68,000,000	10,486,548
Realkredit Danmark A/S
2.00%, 01/01/17(D)	49,000,000	7,601,671

		18,752,333

France — 1.5%
BPCE SA
1.63%, 02/10/17	440,000	440,311
Credit Agricole SA
1.42%, 04/15/19 144A†	1,260,000	1,247,197
1.61%, 06/10/20 144A†	1,400,000	1,386,210
Dexia Credit Local SA
1.02%, 01/11/17†	9,800,000	9,800,892

		12,874,610

Germany — 0.1%
FMS Wertmanagement
1.13%, 09/05/17	1,100,000	1,103,246

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 09/15/22Δ	450,000	448,509

Iceland — 0.1%
Iceland Government International Bond
4.88%, 06/16/16	627,000	631,525

Ireland — 0.1%
AerCap Ireland Capital, Ltd.
2.75%, 05/15/17	700,000	698,250

Italy — 0.5%
Intesa Sanpaolo SpA
2.00%, 04/11/16†	3,300,000	3,300,205
Italy Government International Bond
5.25%, 09/20/16	741,000	754,305

		4,054,510

Japan — 0.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.20%, 03/10/17 144AΔ	620,000	619,055
1.45%, 09/08/17 144A	750,000	747,465
1.65%, 09/14/18 144A†	800,000	801,463
Japan Finance Organization for Municipalities
1.50%, 09/12/17	200,000	200,378
Mitsubishi UFJ Trust & Banking Corporation
1.60%, 10/16/17 144AΔ	500,000	496,547
2.65%, 10/19/20 144A	700,000	712,237
Mizuho Bank, Ltd.
1.30%, 04/16/17 144A	490,000	489,068
1.08%, 09/25/17 144A†	300,000	300,311
1.70%, 09/25/17 144A	1,110,000	1,109,375
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	1,100,000	1,121,866

		6,597,765

Luxembourg — 0.1%
Pentair Finance SA
2.90%, 09/15/18	720,000	722,488
Telecom Italia Capital SA
7.00%, 06/04/18	200,000	218,500

		940,988

Mexico — 0.2%
Petroleos Mexicanos
5.50%, 01/21/21	1,400,000	1,455,125

Netherlands — 1.0%
EDP Finance BV
6.00%, 02/02/18 144A	800,000	849,360
ING Bank NV
2.00%, 11/26/18 144A	1,010,000	1,013,298
2.30%, 03/22/19 144AΔ	360,000	364,093
1.32%, 10/01/19 144A†	250,000	246,100
LeasePlan Corporation NV
2.50%, 05/16/18 144A@	700,000	694,251
2.88%, 01/22/19 144A	2,500,000	2,492,667
Petrobras Global Finance BV
2.24%, 05/20/16†	300,000	299,700
3.00%, 03/17/17†	1,300,000	1,257,880
Shell International Finance BV
1.25%, 11/10/17	560,000	560,801
1.20%, 11/10/18†	680,000	674,764
1.63%, 11/10/18	540,000	541,839

		8,994,753

New Zealand — 0.3%
ANZ New Zealand International, Ltd.
1.40%, 04/27/17 144A	660,000	661,886
BNZ International Funding, Ltd.
1.90%, 02/26/18 144A	2,000,000	2,003,912

		2,665,798

Portugal — 0.3%
Portugal Obrigacoes do Tesouro OT
4.75%, 06/14/19 144A(E)	1,740,000	2,203,073
2.88%, 07/21/26 144A(E)	650,000	735,978

		2,939,051

Singapore — 0.0%
DBS Bank, Ltd.
3.63%, 09/21/22†	200,000	205,002

South Korea — 2.8%
Export-Import Bank of Korea
1.49%, 09/17/16†	800,000	800,907
5.38%, 10/04/16 144A	1,300,000	1,328,783
Hyundai Capital Services, Inc.
4.38%, 07/27/16	1,657,000	1,674,561
4.38%, 07/27/16 144A	2,900,000	2,930,734

24	See Notes to Schedules of Investments.

	Par	Value
Industrial Bank of Korea
2.38%, 07/17/17	$2,000,000	$2,023,266
KEB Hana Bank
4.00%, 11/03/16	1,500,000	1,525,454
3.50%, 10/25/17	800,000	824,679
Korea Development Bank
3.88%, 05/04/17Δ	4,800,000	4,931,294
Korea Land & Housing Corporation
1.88%, 08/02/17 144A	2,000,000	2,007,742
Korea Western Power Co., Ltd.
2.88%, 10/10/18	3,000,000	3,077,100
KT Corporation
1.75%, 04/22/17 144A	2,000,000	2,001,980
2.63%, 04/22/19@	800,000	817,396

		23,943,896

Switzerland — 0.4%
Credit Suisse AG
1.38%, 05/26/17	1,480,000	1,476,050
1.75%, 01/29/18Δ	500,000	501,023
3.63%, 09/09/24	500,000	507,512
UBS AG
1.80%, 03/26/18	1,100,000	1,104,038

		3,588,623

United Kingdom — 1.0%
Abbey National Treasury Services PLC
1.65%, 09/29/17	1,150,000	1,150,890
2.50%, 03/14/19	900,000	908,962
Anglo American Capital PLC
1.57%, 04/15/16 144A†	300,000	298,925
BP Capital Markets PLC
3.47%, 06/01/16(E)	700,000	800,879
1.04%, 02/13/18†	1,500,000	1,477,844
HSBC Bank PLC
1.26%, 05/15/18 144A†Δ	1,190,000	1,184,085
Nationwide Building Society
2.35%, 01/21/20 144AΔ	800,000	800,867
Standard Chartered PLC
1.50%, 09/08/17 144A	1,320,000	1,309,080
Yorkshire Building Society
2.13%, 03/18/19(E)	900,000	1,054,766

		8,986,298

Virgin Islands (British) — 0.5%
CNPC General Capital, Ltd.
2.75%, 04/19/17	600,000	607,242
Sinopec Group Overseas Development 2014, Ltd.
1.40%, 04/10/17 144A†	3,000,000	2,994,756
TSMC Global, Ltd.
1.63%, 04/03/18 144A	370,000	368,070

		3,970,068

Total Foreign Bonds (Cost $126,383,775)		127,661,428

LOAN AGREEMENTS — 0.1%
Activision Blizzard, Inc. Term B Loan
3.25%, 10/11/20 (Cost $384,858)	380,375	381,683

MORTGAGE-BACKED SECURITIES — 15.7%
American Home Mortgage Investment Trust Series 2004-3
2.65%, 10/25/34†	215,539	215,185
American Home Mortgage Assets Trust Series 2006-5
1.27%, 11/25/46†	835,947	394,208
Apollo Trust Series 2009-1
3.39%, 10/03/40(A)†	363,796	280,660
Arran Residential Mortgages Funding PLC Series 2011-1A
2.07%, 11/19/47 144A†	98,186	98,292
Banc of America Commercial Mortgage Trust Series 2006-4
5.62%, 07/10/46†	263,081	264,382
Banc of America Commercial Mortgage Trust Series 2007-4
5.81%, 02/10/51†	1,290,000	1,339,105
Banc of America Commercial Mortgage Trust Series 2007-5
5.49%, 02/10/51	1,811,671	1,873,044
Banc of America Funding Trust Series 2006-J
3.02%, 01/20/47†	401,136	333,924
Banc of America Mortgage Trust Series 2003-L
2.87%, 01/25/34†	179,890	175,030
Banc of America Mortgage Trust Series 2004-2
6.50%, 10/25/31	48,342	50,370
Banc of America Mortgage Trust Series 2004-I
2.84%, 10/25/34†	243,839	239,866
BBCMS Trust Series 2015-RRI
1.59%, 05/15/32 144A†	2,200,000	2,175,988
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-8
2.88%, 01/25/34†	216,457	214,749
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-5
3.16%, 07/25/34†	288,820	287,196
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-7
2.84%, 10/25/34†	32,102	31,578
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2
3.09%, 03/25/35†	452,641	450,775
Bear Stearns ALT-A Trust Series 2004-13
1.17%, 11/25/34†	156,094	151,863

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15
5.32%, 02/11/44	$999,165	$1,021,182
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17
5.69%, 06/11/50†	1,824,313	1,893,538
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18
6.08%, 06/11/50†	1,055,000	1,103,235
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26
5.51%, 01/12/45†	845,000	864,855
BLCP Hotel Trust Series 2014-CLRN
1.39%, 08/15/29 144A†	1,920,448	1,875,236
CD Commercial Mortgage Trust Series 2007-CD4
5.37%, 12/11/49†	395,000	401,641
CDGJ Commercial Mortgage Trust Series 2014-BXCH
1.84%, 12/15/27 144A†	746,937	741,312
CGBAM Commercial Mortgage Trust Series 2015-SMRT
3.21%, 04/10/28 144A	850,000	857,748
Citigroup Commercial Mortgage Trust Series 2013-SMP
2.11%, 01/12/30 144A	1,241,646	1,248,069
COBALT Commercial Mortgage Trust Series 2007-C3
5.76%, 05/15/46†	1,040,000	1,069,454
COMM Mortgage Trust Series 2006-C8
5.31%, 12/10/46	889,155	900,190
COMM Mortgage Trust Series 2012-CR2
3.18%, 08/15/45 IOΩ	1,828,055	152,062
COMM Mortgage Trust Series 2013-CR7
3.92%, 03/10/46 IOΩ	5,554,096	358,493
COMM Mortgage Trust Series 2013-CR12
2.90%, 10/10/46	2,055,000	2,112,976
COMM Mortgage Trust Series 2013-SFS
1.87%, 04/12/35 144A	574,902	569,202
COMM Mortgage Trust Series 2014-FL5
2.59%, 10/15/31 144A†	670,000	651,091
COMM Mortgage Trust Series 2014-KYO
1.34%, 06/11/27 144A†	3,400,000	3,362,570
COMM Mortgage Trust Series 2015-LC21
3.55%, 07/10/48 IOΩ	6,847,366	352,829
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-29
0.97%, 02/25/35†	139,396	130,705
Credit Suisse Commercial Mortgage Trust Series 2007-C5
5.62%, 09/15/40†	148,200	149,831
Credit Suisse Commercial Mortgage Trust Series 2008-C1
6.07%, 02/15/41†	85,218	85,630
Crusade Global Trust Series 2006-2
0.68%, 11/15/37†	991,457	989,149
CSMC Trust Series 2013-IVR2
1.55%, 04/25/43 144A†	978,553	918,426
DBRR Trust Series 2011-C32
5.70%, 06/17/49 144A†	1,805,000	1,850,598
Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4
5.87%, 10/25/36 STEP	341,411	274,410
5.89%, 10/25/36 STEP	341,411	274,236
Eurosail-UK PLC Series 2007-4X
0.89%, 06/13/45(U)†	341,447	486,923
Fannie Mae Connecticut Avenue Securities Series 2013-C01
2.43%, 10/25/23†	681,357	684,050
Fannie Mae Connecticut Avenue Securities Series 2014-C01
2.03%, 01/25/24†	776,372	775,219
Fannie Mae Connecticut Avenue Securities Series 2014-C02
1.38%, 05/25/24†	1,026,474	1,014,852
Fannie Mae Connecticut Avenue Securities Series 2014-C03
1.63%, 07/25/24†	734,375	732,074
Fannie Mae Grantor Trust Series 2002-T6
3.31%, 02/25/32	27,577	27,846
FDIC Guaranteed Notes Trust Series 2010-S1
3.25%, 04/25/38 144A	295,965	306,613
0.99%, 02/25/48 144A†	60,667	60,679
FDIC Guaranteed Notes Trust Series 2010-S4
1.16%, 12/04/20 144A†	1,432,000	1,434,822
FDIC Trust Series 2010-R1
2.18%, 05/25/50 144A	463,732	460,750
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	67,070	70,339
5.00%, 02/01/19	83,974	88,065
5.00%, 12/01/19	165,680	173,612
5.50%, 05/01/22	525,003	555,898
2.61%, 07/01/27†	10,019	10,622
3.00%, 04/01/31 TBA	4,100,000	4,286,101
2.62%, 11/01/31†	46,358	49,053
2.52%, 04/01/32†	6,928	7,305
2.32%, 06/01/33†	653,818	687,707

26	See Notes to Schedules of Investments.

	Par	Value
2.61%, 10/01/34†	$162,089	$171,900
2.50%, 08/01/35†	588,910	623,206
2.09%, 09/01/35†	313,306	330,125
2.40%, 10/01/35†	450,618	473,895
2.48%, 04/01/36†	528,503	556,610
Federal Home Loan Mortgage Corporation REMIC Series 3710
4.00%, 08/15/25 STEP	284,333	302,751
Federal Home Loan Mortgage Corporation REMIC Series 3959
4.50%, 11/15/41	714,421	785,118
Federal Home Loan Mortgage Corporation REMIC Series 3986
4.50%, 09/15/41	725,950	788,549
Federal Home Loan Mortgage Corporation REMIC Series 4286
4.00%, 12/15/43	492,724	532,975
Federal Home Loan Mortgage Corporation REMIC Series 4390
3.50%, 06/15/50	716,582	762,025
Federal National Mortgage Association
5.00%, 07/01/19	36,808	38,388
5.00%, 05/01/21	300,509	313,135
5.00%, 11/01/21	130,498	136,312
2.32%, 12/01/24 CONV†	13,565	13,902
9.00%, 05/01/25	2,795	2,815
9.00%, 07/01/25	4,511	4,536
2.50%, 12/01/27	2,169,414	2,237,606
3.00%, 04/01/31 TBA	865,000	903,520
3.50%, 04/01/31 TBA	5,775,000	6,098,457
4.00%, 04/01/31 TBA	1,445,000	1,505,562
4.50%, 04/01/31 TBA	510,000	527,681
2.51%, 09/01/31†	64,684	67,556
1.67%, 08/01/32†	530,919	551,641
2.44%, 12/01/32†	456,407	486,006
2.31%, 04/01/33†	127,176	134,091
2.16%, 06/01/33†	80,402	84,504
2.66%, 06/01/33†	51,357	54,408
2.67%, 10/01/33†	186,392	195,694
2.57%, 12/01/33†	74,597	78,139
2.70%, 03/01/34†	87,637	88,681
2.17%, 09/01/34†	285,489	300,699
2.07%, 10/01/34†	150,154	156,721
2.25%, 10/01/34†	178,820	187,845
2.54%, 02/01/35†	247,096	258,768
2.47%, 09/01/35†	322,876	340,951
2.61%, 12/01/35†	14,090	14,365
1.52%, 08/01/42†	398,371	405,953
3.60%, 09/01/42†	1,188,189	1,251,424
2.72%, 07/01/43†	1,905,444	1,968,419
1.52%, 07/01/44†	248,658	253,289
1.52%, 10/01/44†	205,117	209,094
2.71%, 06/01/45†	1,836,391	1,894,485
Federal National Mortgage Association REMIC Series 2004-80
4.00%, 11/25/19	41,521	42,398
Federal National Mortgage Association REMIC Series 2011-48
4.00%, 06/25/26 STEP	447,274	480,334
Federal National Mortgage Association REMIC Series 2011-87
0.98%, 09/25/41†	2,447,120	2,440,677
Federal National Mortgage Association REMIC Series 2015-M4
2.76%, 07/25/22 IOΩ	23,683,940	664,571
FHLMC Multifamily VRD Certificates Series M012
5.50%, 08/15/51 STEP	3,000,000	3,030,000
FHLMC Structured Pass-Through Securities Series T-56
1.43%, 05/25/43†	681,067	689,581
FHLMC Structured Pass-Through Securities Series T-61
1.72%, 07/25/44†	962,534	1,011,376
First Horizon Alternative Mortgage Securities Trust Series 2004-AA1
2.38%, 06/25/34†	326,772	317,045
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2013-DN2
1.88%, 11/25/23†	473,988	473,684
GAHR Commercial Mortgage Trust Series 2015-NRF
1.74%, 12/15/16 144A†	1,971,763	1,955,776
GE Capital Commercial Mortgage Corporation Series 2007-C1
5.48%, 12/10/49†	955,426	978,705
Giovecca Mortgages S.r.l. Series 2011-1
0.45%, 04/23/48(E)†	284,324	323,080
Gosforth Funding PLC Series 2016-1A
1.22%, 02/15/58+ STEP 144A(U)†	1,415,000	2,032,287
Government National Mortgage Association
1.75%, 06/20/17†	1,198	1,204
2.00%, 06/20/21†	2,120	2,181
1.75%, 03/20/22†	124,903	128,923
1.75%, 01/20/23†	21,337	22,012
1.75%, 05/20/24†	41,262	42,521
1.88%, 07/20/25†	54,805	56,498
1.88%, 08/20/25†	14,364	14,873
2.00%, 11/20/25†	45,698	47,167
2.00%, 12/20/26†	65,465	67,949
1.88%, 07/20/27†	1,520	1,580
2.00%, 10/20/27†	25,876	26,874
8.50%, 10/15/29	23,279	24,032
8.50%, 03/15/30	689	692
8.50%, 04/15/30	4,910	5,031
8.50%, 05/15/30	62,377	65,445
1.75%, 05/20/30†	38,814	39,755
8.50%, 07/15/30	48,867	52,624

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
8.50%, 08/15/30	$12,464	$13,501
8.50%, 11/15/30	7,871	8,315
8.50%, 12/15/30	28,005	32,578
8.50%, 02/15/31	16,542	17,367
Government National Mortgage Association Series 2000-9
1.04%, 02/16/30†	73,741	74,448
Government National Mortgage Association Series 2007-30
0.73%, 05/20/37†	218,509	219,084
Government National Mortgage Association Series 2016-H07
1.21%, 02/20/66†@	1,500,000	1,498,681
GreenPoint Mortgage Funding Trust Series 2005-AR5
0.70%, 11/25/45†	178,748	152,087
GreenPoint Mortgage Funding Trust Series 2006-OH1
0.61%, 01/25/37†	631,537	499,518
GS Mortgage Securities Trust Series 2007-GG10
5.79%, 08/10/45†	223,843	230,138
GSR Mortgage Loan Trust Series 2004-11
2.84%, 09/25/34†	376,674	362,017
GSR Mortgage Loan Trust Series 2005-AR6
2.84%, 09/25/35†	256,202	256,614
Hilton USA Trust Series 2013-HLF
1.44%, 11/05/30 144A†	1,106,192	1,102,742
Hilton USA Trust Series 2013-HLT
4.41%, 11/05/30 144A	825,000	826,481
5.22%, 11/05/30 144A†	975,000	973,862
Impac CMB Trust Series 2003-1
1.23%, 03/25/33†	285,891	275,136
IndyMac INDX Mortgage Loan Trust Series 2006-AR12
0.62%, 09/25/46†	711,943	578,725
IndyMac INDX Mortgage Loan Trust Series 2007-FLX3
0.71%, 06/25/37†	406,255	281,299
JP Morgan Chase Commercial Mortgage Securities Trust Series 2002-CIB5
5.50%, 10/12/37 144A	1,141,873	1,170,578
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB15
5.81%, 06/12/43†	1,755,632	1,758,521
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19
5.70%, 02/12/49†	748,363	769,538
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12
5.85%, 02/15/51†	1,224,910	1,268,633
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4
4.11%, 07/15/46 144A	1,400,000	1,461,753
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-FL6
1.84%, 11/15/31 144A†	782,641	773,018
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-CSMO
1.69%, 01/15/32 144A†	1,090,000	1,073,577
JP Morgan Mortgage Trust Series 2005-A1
2.77%, 02/25/35†	77,009	76,265
JP Morgan Mortgage Trust Series 2013-1
2.50%, 03/25/43 144A†	368,356	371,856
LB-UBS Commercial Mortgage Trust Series 2007-C1
5.42%, 02/15/40	1,141,992	1,161,740
LB-UBS Commercial Mortgage Trust Series 2007-C6
6.11%, 07/15/40†	1,645,000	1,704,330
LB-UBS Commercial Mortgage Trust Series 2007-C7
6.15%, 09/15/45†	2,130,000	2,196,767
Luminent Mortgage Trust Series 2006-7
0.60%, 12/25/36†	694,530	548,342
MASTR Adjustable Rate Mortgages Trust Series 2003-6
2.74%, 12/25/33†	308,570	304,662
Merrill Lynch Mortgage Investors Trust Series 2004-1
2.36%, 12/25/34†	384,708	382,920
Merrill Lynch Mortgage Investors Trust Series 2006-1
2.28%, 02/25/36†	433,467	425,271
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4
5.20%, 12/12/49	915,000	930,552
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22
3.04%, 04/15/48	2,000,000	2,062,350
Morgan Stanley Capital I Trust Series 2007-HQ11
5.48%, 02/12/44†	1,655,000	1,678,147
Morgan Stanley Capital I Trust Series 2007-IQ13
5.41%, 03/15/44	1,090,000	1,124,176
Morgan Stanley Capital I Trust Series 2007-IQ14
5.67%, 04/15/49†	1,694,417	1,740,945
National RMBS Trust Series 2012-2
3.20%, 06/20/44(A)†	279,990	217,096

28	See Notes to Schedules of Investments.

	Par	Value
NCUA Guaranteed Notes Trust Series 2010-R3
1.00%, 12/08/20†	$2,470,508	$2,474,042
NCUA Guaranteed Notes Trust Series 2011-C1
0.96%, 03/09/21 STEP†	1,272,876	1,267,319
RCMC LLC Series 2012-CRE1
5.62%, 11/15/44 144A	173,023	174,050
RFMSI Trust Series 2003-S9
6.50%, 03/25/32	12,116	12,484
Rochester Financing No. 1 PLC Series 1
2.04%, 07/16/46 STEP(U)†	314,523	451,047
Selkirk No. 1, Ltd. Series 1
1.33%, 02/20/41 144A	601,979	600,720
Sequoia Mortgage Trust Series 2012-1
2.87%, 01/25/42†	386,612	384,935
Sequoia Mortgage Trust Series 2012-2
3.50%, 04/25/42†	133,890	134,194
Sequoia Mortgage Trust Series 2013-1
1.45%, 02/25/43†	525,779	504,055
Sequoia Mortgage Trust Series 2013-4
1.55%, 04/25/43†	635,018	614,935
Springleaf Mortgage Loan Trust Series 2013-1A
1.27%, 06/25/58 144A†	430,060	428,103
Springleaf Mortgage Loan Trust Series 2013-2A
1.78%, 12/25/65 144A†	304,762	304,845
STRIPs, Ltd. Series 2012-1A
1.50%, 12/25/44 144A	100,869	100,129
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10
2.72%, 08/25/34†	518,370	502,907
Structured Adjustable Rate Mortgage Loan Trust Series 2004-13
0.73%, 09/25/34†	122,844	105,457
Structured Asset Mortgage Investments II Trust Series 2005-AR5
0.68%, 07/19/35†	108,405	95,740
Structured Asset Mortgage Investments II Trust Series 2005-AR8
0.71%, 02/25/36†	564,921	429,273
TBW Mortgage-Backed Trust Series 2007-2
6.01%, 07/25/37 STEP	358,788	251,550
TORRENS Series 2013-1 Trust
3.04%, 04/12/44(A)†	1,453,329	1,106,514
UBS-Barclays Commercial Mortgage Trust Series 2012-C2
3.01%, 05/10/63 IO 144AΩ	6,135,555	368,055
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.70%, 06/15/49†	835,696	863,953
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR6
1.75%, 06/25/42†	16,704	15,896
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR8
2.48%, 08/25/33†	370,474	376,228
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR2
0.74%, 01/25/45†	577,620	541,550
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5
1.33%, 06/25/46†	1,079,142	990,913
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19
1.09%, 01/25/47†	569,128	433,798
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1
2.39%, 02/25/37†	434,977	375,468
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY5
2.16%, 05/25/37†	503,676	397,905
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY7
2.24%, 07/25/37†	1,341,762	1,073,948
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA5
1.19%, 05/25/47 IO†	241,365	16,885
Wells Fargo Commercial Mortgage Trust Series 2010-C1
3.35%, 11/15/43 144A	905,203	934,279
Wells Fargo Commercial Mortgage Trust Series 2014-TISH
3.19%, 01/15/27 144A†	790,000	751,936
Wells Fargo Mortgage-Backed Securities Trust Series 2004-EE
2.75%, 12/25/34†	327,490	328,824
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16
2.81%, 08/25/33†	61,697	63,027
WFRBS Commercial Mortgage Trust Series 2012-C8
3.15%, 08/15/45 IO 144AΩ	3,523,528	279,840

Total Mortgage-Backed Securities (Cost $138,554,855)		134,186,523

MUNICIPAL BONDS — 1.0%
California Earthquake Authority, Revenue Bond
1.82%, 07/01/17	480,000	484,445
2.81%, 07/01/19	1,300,000	1,334,658

See Notes to Schedules of Investments.	29

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Energy Northwest, Revenue Bond
1.79%, 07/01/18	$400,000	$406,288
Florida Hurricane Catastrophe Fund Finance Corporation, Series A, Revenue Bond
1.30%, 07/01/16	720,000	721,051
State of Texas, General Obligation, Series C-2
0.84%, 06/01/19†	3,300,000	3,302,475
University of California, Revenue Bond, Series Y-1
0.93%, 07/01/41†	1,100,000	1,099,868
University of California, Revenue Bond, Series Y-2
0.93%, 07/01/41†	1,000,000	1,000,000

Total Municipal Bonds (Cost $8,300,942)		8,348,785

	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Option — 0.0%
U.S. Dollar vs. Japanese Yen, Strike Price
$116.00, Expires
04/07/2016 (JPM)	$4,300,000	525

Call Swaption — 0.0%
3-Month LIBOR, Strike Price
1.15%, Expires
04/21/16 (GSC)	14,100,000	33,582

	Number of Contracts
Put Options — 0.0%
90-Day Euro, Strike Price
$97.875, Expires
06/13/16 (JPM)	215	1,344
90-Day Euro, Strike Price
$98.625, Expires
06/13/16 (JPM)	215	1,344

		2,688

	Notional Amount
Put Swaption — 0.0%
3-Month LIBOR, Strike Price
1.32%, Expires
04/11/16 (MSCS)	$34,400,000	3

Total Purchased Options (Cost $262,192)		36,798

	Par
U.S. TREASURY OBLIGATIONS — 25.1%
U.S. Treasury Inflationary Index Bond
0.13%, 04/15/20	4,578,929	4,732,696

U.S. Treasury Notes
0.50%, 02/28/17	9,635,000	9,626,348
0.75%, 03/15/17	17,185,000	17,207,151
0.88%, 04/15/17Δ	19,545,000	19,594,625
0.63%, 09/30/17	6,846,000	6,838,243
0.75%, 10/31/17	29,210,000	29,224,254
0.88%, 11/30/17	6,900,000	6,917,788
0.57%, 01/31/18†	500,000	500,704
1.00%, 02/15/18	12,787,000	12,849,183
0.75%, 02/28/18Δ	12,870,000	12,873,514
1.13%, 06/15/18	5,000,000	5,038,380
1.00%, 08/15/18Δ	15,380,000	15,453,901
1.00%, 09/15/18‡‡	5,740,000	5,768,137
0.88%, 10/15/18	11,565,000	11,584,649
1.25%, 12/15/18Δ	10,010,000	10,124,374
0.75%, 02/15/19Δ	20,000,000	19,941,400
1.00%, 03/15/19Δ	21,760,000	21,845,843
1.63%, 06/30/19Δ	800,000	817,969
1.38%, 01/31/21Δ	2,405,000	2,422,381
1.13%, 02/28/21Δ	1,100,000	1,095,553

		209,724,397

Total U.S. Treasury Obligations (Cost $213,742,261)		214,457,093

	Shares
MONEY MARKET FUNDS — 14.0%
GuideStone Money Market Fund (Investor Class)¥	40,511,806	40,511,806
Northern Institutional Liquid Assets Portfolio§	78,778,282	78,778,282

Total Money Market Funds (Cost $119,290,088)		119,290,088

TOTAL INVESTMENTS — 111.7% (Cost $957,982,689)		954,944,128

	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Option — 0.0%
Australia Dollar vs. U.S. Dollar, Strike Price
$0.76, Expires
04/07/2016 (BNP)	$(5,790,000)	(42,200)

Call Swaption — 0.0%
3-Month LIBOR, Strike Price
0.95%, Expires
04/11/16 (MSCS)	(34,400,000)	(67,245)

	Number of Contracts
Put Options — (0.1)%
90-Day Euro, Strike Price
$98.25, Expires
06/13/16 (JPM)	(430)	(2,688)
90-Day Euro, Strike Price
$98.75, Expires
12/19/16 (CITIG)	(163)	(179,300)

		(181,988)

	Notional Amount
Put Swaption — 0.0%
3-Month LIBOR, Strike Price
1.00%, Expires
05/25/16 (MSCS)	$(649,000,000,000)	(53,315)

Total Written Options (Premiums received $(303,027))		(344,748)

30	See Notes to Schedules of Investments.

	Par	Value
SECURITY SOLD SHORT — (0.4)%
U.S. Treasury Note
2.25%, 11/15/25 (Cost $(3,309,779))	$(3,200,000)	$(3,330,499)

Liabilities in Excess of Other Assets — (11.2)%		(96,116,737)

NET ASSETS — 100.0%		$855,152,144

Swap agreements outstanding at March 31, 2016:

Maturity Date	Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
12/20/20	Volvo Treasury AB, 5.00% due 05/31/17	1.04%	(1.00)%	EUR	1,100,000	$(3,566)	BNP	$20,832
12/20/20	Volvo Treasury AB, 5.00% due 05/31/17	1.04%	(1.00)%	EUR	400,000	(1,924)	MSCS	5,171
12/20/20	Volvo Treasury AB, 5.00% due 05/31/17	1.04%	(1.00)%	EUR	300,000	(1,443)	CITI	4,626

						$(6,933)		$30,629

Maturity Date	Reference Obligation		Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
06/20/16	Dow Jones CDX.NA.IG26 Index		1.00%	USD	2,750,000	$(33,384)	CME	$(4,327)

Maturity Date	Reference Obligation		Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
06/15/18	3-Month LIBOR		(1.25)%	USD	197,000,000	$(1,367,357)	CS	$(1,634,770)

Total Swap agreements outstanding at March 31, 2016						$(1,407,674)		$(1,608,468)

See Notes to Schedules of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$10,613,159	$—	$10,613,159	$—
Asset-Backed Securities	93,496,209	—	61,402,045	32,094,164
Corporate Bonds	246,472,362	—	245,642,014	830,348
Foreign Bonds:
Australia	8,163,515	—	8,163,515	—
Bermuda	1,621,368	—	1,621,368	—
Brazil	1,021,000	—	1,021,000	—
Canada	11,385,175	—	11,385,175	—
Cayman Islands	2,106,699	—	2,106,699	—
Chile	513,321	—	513,321	—
Denmark	18,752,333	—	18,752,333	—
France	12,874,610	—	12,874,610	—
Germany	1,103,246	—	1,103,246	—
Guernsey	448,509	—	448,509	—
Iceland	631,525	—	631,525	—
Ireland	698,250	—	698,250	—
Italy	4,054,510	—	4,054,510	—
Japan	6,597,765	—	6,597,765	—
Luxembourg	940,988	—	940,988	—
Mexico	1,455,125	—	1,455,125	—
Netherlands	8,994,753	—	8,994,753	—
New Zealand	2,665,798	—	2,665,798	—
Portugal	2,939,051	—	2,939,051	—
Singapore	205,002	—	205,002	—
South Korea	23,943,896	—	23,943,896	—
Switzerland	3,588,623	—	3,588,623	—
United Kingdom	8,986,298	—	8,986,298	—
Virgin Islands (British)	3,970,068	—	3,970,068	—
Loan Agreements	381,683	—	381,683	—
Money Market Funds	119,290,088	119,290,088	—	—
Mortgage-Backed Securities	134,186,523	—	126,501,844	7,684,679
Municipal Bonds	8,348,785	—	8,348,785	—
Purchased Options	36,798	2,688	34,110	—
U.S. Treasury Obligations	214,457,093	—	214,457,093	—

Total Assets — Investments in Securities	$954,944,128	$119,292,776	$795,042,161	$40,609,191

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Security Sold Short	$(3,330,499)	$—	$(3,330,499)	$—
Written Options	(344,748)	(181,988)	(162,760)	—

Total Liabilities — Investments in Securities	$(3,675,247)	$(181,988)	$(3,493,259)	$—

32	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments***
Swap Agreements	$(1,407,674)	$—	$(1,374,290)	$(33,384)
Forward Foreign Currency Contracts	(1,646,859)	—	(1,646,859)	—
Futures Contracts	(832,076)	(832,076)	—	—

Total Liabilities — Other Financial Instruments	$(3,886,609)	$(832,076)	$(3,021,149)	$(33,384)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage-Backed Securities	Swap Agreements
Balance, 12/31/15	$46,369,508	$38,465,686	$—	$296,500	$7,607,322	$—
Accrued discounts/premiums	181	2,209	—	(5)	(2,023)	—
Realized gain (loss)	(92,385)	(46,681)	—	(13,454)	(32,250)	—
Change in unrealized appreciation (depreciation)	(11,605)	(83,402)	—	27,226	48,058	(3,487)
Purchases	7,359,452	2,584,728	—	—	2,024,724	2,750,000
Sales	(7,951,750)	(4,519,698)	—	(29,607)	(622,548)	(2,779,897)
Transfers in to Level 3(1)	830,348	—	830,348	—	—	—
Transfers out of Level 3(2)	(5,263,894)	(3,876,720)	—	(280,660)	(1,106,514)	—
Maturities	—	—	—	—	—	—
Paydowns	(664,048)	(431,958)	—	—	(232,090)	—

Balance, 03/31/16	$40,575,807	$32,094,164	$830,348	$—	$7,684,679	$(33,384)

(1)

Transfers in to Level 3 represent the value of a security at March 31, 2016 that was transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

(2)

Transfers out of Level 3 represent the value of securities at March 31, 2016 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

See Notes to Schedules of Investments.	33

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.9%
Federal Home Loan Bank
0.88%, 05/24/17Δ	$20,000	$20,049
3.38%, 12/08/23	200,000	221,235
Federal National Mortgage Association
1.36%, 10/09/19Ω	3,350,000	3,184,440
2.63%, 09/06/24Δ	1,000,000	1,054,335
6.25%, 05/15/29	500,000	714,152
6.63%, 11/15/30Δ	1,170,000	1,741,511
Tennessee Valley Authority
3.88%, 02/15/21	1,000,000	1,112,859
5.25%, 09/15/39	230,000	294,192
4.63%, 09/15/60	200,000	227,864

Total Agency Obligations (Cost $7,946,266)		8,570,637

ASSET-BACKED SECURITIES — 4.6%
AmeriCredit Automobile Receivables Series 2016-1
1.52%, 06/10/19	800,000	801,356
AUTO ABS Series 2012-3
0.60%, 09/27/24(E)	646,457	734,929
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A
2.97%, 02/20/20 144A	160,000	162,704
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A
2.46%, 07/20/20 144A	150,000	150,003
Avis Budget Rental Car Funding AESOP LLC Series 2014-2A
2.50%, 02/20/21 144A	550,000	548,523
Bayview Financial Mortgage Pass-Through Trust Series 2004-A
1.11%, 02/28/44†	38,814	38,736
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1
6.00%, 10/25/36	1,530,055	1,125,836
6.50%, 10/25/36	2,452,877	1,815,080
Chapel BV Series 2007
0.22%, 07/17/66(E)†	913,284	982,868
Citigroup Global Markets Mortgage Securities VII, Inc. Series 1998-NC1
0.91%, 03/25/28†	1,346	1,343
Community Funding CLO, Ltd. Series 2015-1A
5.75%, 11/01/27+ STEP 144A	860,000	833,340
CWHEQ Revolving Home Equity Loan Trust Series 2005-F
0.68%, 12/15/35†	221,475	197,851
CWHEQ Revolving Home Equity Loan Trust Series 2006-E
0.58%, 07/15/36†	425,981	356,689
Dell Equipment Finance Trust Series 2015-2
0.53%, 10/24/16 144A	321,285	321,285
Edsouth Indenture No. 7 LLC Series 2014-3
1.03%, 02/25/36 144A†	1,215,802	1,142,275
Education Funding Capital Trust IV Series 2004-1
1.85%, 06/15/43†	700,000	615,791
EMC Mortgage Loan Trust Series 2003-B
0.98%, 11/25/41 144A†	17,956	16,844
Financial Asset Securities Corporation AAA Trust Series 2005-1A
0.84%, 02/27/35 144A†	934,450	790,729
Ford Credit Floorplan Master Owner Trust A Series 2015-4
1.04%, 08/15/20†	500,000	497,592
Fremont Home Loan Trust Series 2005-E
0.67%, 01/25/36†	1,119,035	1,084,244
GMACM Home Equity Loan Trust Series 2007-HE3
6.69%, 09/25/37†	110,697	114,272
7.00%, 09/25/37†	50,030	48,985
Goal Capital Funding Trust Series 2007-1
0.72%, 09/25/28†	353,469	349,331
GSAMP Trust Series 2007-HS1
1.28%, 02/25/47†	855,725	831,251
Hertz Vehicle Financing II LP Series 2015-1A
2.73%, 03/25/21 144A	350,000	350,380
3.52%, 03/25/21 144A	500,000	498,216
Hertz Vehicle Financing LLC Series 2013-1A
1.83%, 08/25/19 144A	210,000	207,797
JGWPT XXXIII LLC Series 2014-3A
3.50%, 06/15/77 144A	424,378	421,397
Mississippi Higher Education Assistance Corporation Series 2014-1
1.11%, 10/25/35†	757,853	740,787
Nelnet Student Loan Trust Series 2006-2
0.72%, 01/25/30†	1,744,470	1,712,590
New Century Home Equity Loan Trust Series 2005-3
0.91%, 07/25/35†	579,555	578,225
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2
1.76%, 10/01/35†	422,706	419,033
Park Place Securities, Inc. Asset-Backed Pass-Through Trust Certificates Series 2005-WCH1
1.27%, 01/25/36†	100,000	94,947

34	See Notes to Schedules of Investments.

	Par	Value
Penarth Master Issuer PLC Series 2015-2A
0.84%, 05/18/19 144A†	$1,700,000	$1,694,257
Provident Home Equity Loan Trust Series 2000-2
0.97%, 08/25/31†	77,481	54,108
RAMP Trust Series 2004-RZ1
0.91%, 03/25/34†	133,413	133,908
RAMP Trust Series 2005-EFC6
0.86%, 11/25/35†	1,900,000	1,672,513
RAMP Trust Series 2006-NC1
0.62%, 01/25/36†	100,386	100,272
Saxon Asset Securities Trust Series 2004-1
1.23%, 03/25/35†	757,649	676,880
SBA Small Business Investment Cos. Series 2016-10A
2.51%, 03/10/26	900,000	901,729
Scholar Funding Trust Series 2010-A
1.37%, 10/28/41 144A†	401,823	373,880
SCLP Series 2015-1
3.28%, 09/15/23+	1,791,623	1,784,904
SLC Student Loan Trust Series 2005-3
0.75%, 06/15/29†	900,000	852,722
SLM Private Education Loan Trust Series 2010-A
3.69%, 05/16/44 144A†	671,348	688,586
SLM Student Loan EDC Repackaging Trust Series 2013-M1
3.50%, 10/28/29 144A	288,150	283,117
SLM Student Loan Trust Series 2003-11
1.38%, 12/15/25 144A†	400,000	382,584
SLM Student Loan Trust Series 2005-4
0.74%, 01/25/27†	224,488	210,666
SLM Student Loan Trust Series 2005-5
0.76%, 10/25/28†	900,000	846,583
SLM Student Loan Trust Series 2006-2
0.73%, 07/25/25†	1,644,886	1,629,054
SLM Student Loan Trust Series 2007-5
0.73%, 01/26/43†	1,020,000	873,298
SLM Student Loan Trust Series 2007-7
1.37%, 10/25/28†	400,000	317,812
SLM Student Loan Trust Series 2008-2
1.37%, 04/25/23†	211,709	203,212
SLM Student Loan Trust Series 2008-4
2.27%, 07/25/22†	550,000	547,755
SLM Student Loan Trust Series 2008-5
2.32%, 07/25/23†	1,008,000	1,011,812
SLM Student Loan Trust Series 2008-9
2.12%, 04/25/23†	3,102,602	3,067,913
Soundview Home Loan Trust Series 2006-OPT2
0.61%, 05/25/36†	1,061,662	997,271
SPS Servicer Advance Receivables Trust Series 2015-T2
2.62%, 01/15/47 144A	950,000	950,208
United States Small Business Administration Series 2013-20J
3.37%, 10/01/33	317,107	335,848
United States Small Business Administration Series 2015-20D
2.51%, 04/01/35	254,710	259,401
Utah State Board of Regents Series 2015-1
1.03%, 02/25/43†	877,626	853,070
VOLT XLI LLC Series 2016-NPL1
4.25%, 02/26/46 STEP 144A	1,384,301	1,382,666

Total Asset-Backed Securities (Cost $42,983,566)		41,671,258

COMMERCIAL PAPER — 0.2%
Barclays Bank PLC
1.22%, 04/13/16 144A†@ (Cost $1,500,000)	1,500,000	1,499,976

CORPORATE BONDS — 22.9%
21st Century Fox America, Inc.
3.70%, 09/15/24Δ	725,000	764,636
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	42,286
AbbVie, Inc.
1.75%, 11/06/17	280,000	281,406
1.80%, 05/14/18Δ	1,600,000	1,611,576
2.50%, 05/14/20	425,000	433,094
3.60%, 05/14/25	140,000	147,239
AES Corporation
4.88%, 05/15/23Δ	80,000	77,400
5.50%, 03/15/24Δ	370,000	363,525
Amazon.com, Inc.
3.30%, 12/05/21Δ	525,000	561,680
4.95%, 12/05/44	390,000	451,161
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	525,000	531,945
American Express Co.
6.80%, 09/01/66†	1,215,000	1,221,075
American Express Credit Corporation
1.68%, 09/14/20†	1,000,000	994,979
American International Group, Inc.
2.30%, 07/16/19Δ	200,000	202,215
3.75%, 07/10/25Δ	430,000	430,322
4.50%, 07/16/44	25,000	23,670
6.25%, 03/15/87	278,000	287,035
American Tower Corporation REIT
3.40%, 02/15/19	200,000	205,167
3.30%, 02/15/21	150,000	152,736

See Notes to Schedules of Investments.	35

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Amgen, Inc.
3.63%, 05/22/24	$100,000	$105,383
5.38%, 05/15/43	350,000	400,070
Anadarko Petroleum Corporation
6.38%, 09/15/17	10,000	10,483
4.85%, 03/15/21	250,000	252,923
3.45%, 07/15/24Δ	95,000	84,748
6.45%, 09/15/36	200,000	200,274
Antero Resources Corporation
5.63%, 06/01/23Δ	425,000	393,125
Anthem, Inc.
5.88%, 06/15/17	720,000	757,457
Apache Corporation
3.25%, 04/15/22Δ	50,000	48,172
5.10%, 09/01/40	60,000	54,622
4.25%, 01/15/44Δ	670,000	565,198
Argos Merger Sub, Inc.
7.13%, 03/15/23 144AΔ	170,000	181,135
AT&T, Inc.
2.95%, 05/15/16	425,000	426,007
4.45%, 05/15/21Δ	80,000	87,495
3.00%, 02/15/22	170,000	173,691
4.45%, 04/01/24	125,000	135,522
3.95%, 01/15/25	125,000	130,152
3.40%, 05/15/25	1,540,000	1,546,543
5.55%, 08/15/41	160,000	172,344
4.35%, 06/15/45	100,000	91,974
Atwood Oceanics, Inc.
6.50%, 02/01/20	30,000	14,400
Axiall Corporation
4.88%, 05/15/23Δ	90,000	88,256
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	796,085
Bank of America Corporation
6.05%, 05/16/16	275,000	276,904
3.88%, 03/22/17	130,000	133,040
5.70%, 05/02/17	1,100,000	1,144,240
5.75%, 12/01/17	1,890,000	2,009,153
6.88%, 04/25/18	1,400,000	1,537,976
5.65%, 05/01/18	700,000	751,800
2.60%, 01/15/19	320,000	325,629
5.63%, 07/01/20	50,000	56,239
5.88%, 01/05/21	150,000	171,699
5.00%, 05/13/21	320,000	355,568
3.30%, 01/11/23	120,000	121,191
4.00%, 04/01/24	4,420,000	4,633,683
4.20%, 08/26/24	390,000	397,832
4.00%, 01/22/25	440,000	441,479
3.88%, 08/01/25	330,000	342,694
4.25%, 10/22/26	440,000	447,505
5.00%, 01/21/44	750,000	830,972
4.88%, 04/01/44	370,000	404,769
6.25%, 09/29/49†	300,000	294,375
6.50%, 10/29/49†Δ	150,000	155,018
Bank of New York Mellon Corporation
2.60%, 08/17/20	700,000	717,279
Barrick North America Finance LLC
4.40%, 05/30/21	570,000	583,382
Baxalta, Inc.
5.25%, 06/23/45 144A	40,000	42,608
Bear Stearns Cos. LLC
6.40%, 10/02/17	1,200,000	1,284,073
Becton, Dickinson and Co.
2.68%, 12/15/19	400,000	410,158
3.73%, 12/15/24	370,000	394,619
4.69%, 12/15/44	120,000	130,142
BellSouth LLC
4.82%, 04/26/21 144A	1,600,000	1,604,024
Berkshire Hathaway Energy Co.
6.50%, 09/15/37	70,000	91,573
Boeing Capital Corporation
4.70%, 10/27/19	230,000	255,590
Boeing Co.
4.88%, 02/15/20Δ	50,000	56,286
6.63%, 02/15/38	210,000	295,640
California Resources Corporation
5.50%, 09/15/21Δ	170,000	38,250
Capital One Financial Corporation
4.20%, 10/29/25	350,000	355,067
Catholic Health Initiatives
4.35%, 11/01/42	40,000	39,583
CBRE Services, Inc.
5.25%, 03/15/25	400,000	413,139
CCO Holdings LLC
7.00%, 01/15/19	168,000	171,390
5.88%, 04/01/24 144A	40,000	42,000
CCO Safari II LLC
3.58%, 07/23/20 144A	75,000	76,698
4.91%, 07/23/25 144A	2,155,000	2,276,456
6.38%, 10/23/35 144A	60,000	66,388
6.48%, 10/23/45 144A	450,000	502,110
CE Generation LLC
7.42%, 12/15/18	431,460	400,718
Celgene Corporation
3.55%, 08/15/22	260,000	272,992
3.88%, 08/15/25	370,000	389,594
5.00%, 08/15/45	250,000	271,400
Centene Escrow Corporation
5.63%, 02/15/21 144A	110,000	114,950
6.13%, 02/15/24 144A	60,000	63,300
Chesapeake Energy Corporation
6.13%, 02/15/21	290,000	113,100
CHS/Community Health Systems, Inc.
8.00%, 11/15/19	100,000	97,875
Chubb Corporation
6.38%, 03/29/67†	400,000	349,000
Chubb INA Holdings, Inc.
2.30%, 11/03/20	90,000	91,557
3.35%, 05/03/26	120,000	125,437
Cisco Systems, Inc.
2.20%, 02/28/21	300,000	306,181
CIT Group, Inc.
4.25%, 08/15/17	1,100,000	1,122,121
5.50%, 02/15/19 144A	190,000	197,030
Citigroup, Inc.
3.50%, 05/15/23	220,000	220,295
3.75%, 06/16/24Δ	300,000	311,284
4.40%, 06/10/25	450,000	459,734
5.50%, 09/13/25	290,000	317,940
4.30%, 11/20/26	1,600,000	1,595,656

36	See Notes to Schedules of Investments.

	Par	Value
4.45%, 09/29/27	$390,000	$393,312
6.63%, 06/15/32	50,000	58,547
8.13%, 07/15/39	20,000	29,680
6.68%, 09/13/43	10,000	12,162
4.65%, 07/30/45	930,000	977,893
5.35%, 04/29/49†Δ	180,000	166,275
8.40%, 04/29/49†	300,000	330,375
5.95%, 07/29/49†	170,000	163,997
5.80%, 11/29/49†	1,700,000	1,628,175
5.88%, 12/29/49†	175,000	169,313
5.95%, 12/29/49†	690,000	664,988
6.13%, 12/29/49†Δ	250,000	250,930
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	760,000	748,877
Comcast Corporation
5.70%, 05/15/18	1,250,000	1,366,823
3.38%, 08/15/25	400,000	425,981
6.95%, 08/15/37	70,000	98,486
6.40%, 03/01/40	120,000	162,994
Compass Bank
2.75%, 09/29/19	375,000	371,554
5.50%, 04/01/20	300,000	319,415
Concho Resources, Inc.
5.50%, 10/01/22Δ	60,000	59,250
5.50%, 04/01/23	60,000	59,100
ConocoPhillips Co.
4.20%, 03/15/21	200,000	209,092
3.35%, 11/15/24Δ	330,000	319,381
4.95%, 03/15/26	175,000	183,042
4.15%, 11/15/34	175,000	156,859
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	248,012
Continental Airlines 1998-1 Class A Pass-Through Trust
6.65%, 03/15/19	44,496	45,900
Continental Resources, Inc.
5.00%, 09/15/22	10,000	8,669
Credit Suisse Group Funding Guernsey, Ltd.
4.88%, 05/15/45	350,000	334,704
Crown Castle International Corporation REIT
5.25%, 01/15/23	525,000	568,313
Crown Castle Towers LLC
4.88%, 08/15/40 144A@	1,900,000	2,037,465
CSEMC 2015-3GNA A1
4.49%, 03/09/17+Ω	1,017,424	1,443,005
CSEMC 2015-3GNA A2
5.79%, 03/09/17+Ω	379,040	537,590
CVS Health Corporation
4.13%, 05/15/21	250,000	273,745
3.50%, 07/20/22	425,000	456,192
2.75%, 12/01/22	500,000	514,303
4.00%, 12/05/23	400,000	441,666
3.88%, 07/20/25	450,000	486,538
4.88%, 07/20/35	200,000	222,994
5.13%, 07/20/45	440,000	511,615
CVS Pass-Through Trust
6.94%, 01/10/30	701,463	811,545
DDR Corporation REIT
4.63%, 07/15/22	400,000	424,935
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.82%, 02/10/24	277,221	319,150
Depository Trust & Clearing Corporation
4.88%, 12/29/49 144A†	750,000	744,375
Devon Energy Corporation
3.25%, 05/15/22Δ	220,000	185,486
5.85%, 12/15/25Δ	250,000	241,748
5.60%, 07/15/41	360,000	282,793
4.75%, 05/15/42	205,000	150,827
5.00%, 06/15/45Δ	400,000	299,528
Devon Financing Corporation LLC
7.88%, 09/30/31	60,000	58,964
Digital Realty Trust LP REIT
3.40%, 10/01/20Δ	900,000	921,011
Discover Financial Services
3.75%, 03/04/25	450,000	438,822
DISH DBS Corporation
5.88%, 07/15/22	360,000	342,000
5.88%, 11/15/24	170,000	156,613
Dollar Tree, Inc.
5.75%, 03/01/23 144A	240,000	255,600
Duke Energy Corporation
3.75%, 04/15/24	200,000	209,451
Dynegy Finance I, Inc.
6.75%, 11/01/19 144A	1,100,000	1,100,000
Eagle Spinco, Inc.
4.63%, 02/15/21Δ	390,000	378,827
Eastman Chemical Co.
3.80%, 03/15/25	425,000	436,578
Eaton Corporation
1.50%, 11/02/17	120,000	120,169
2.75%, 11/02/22	710,000	711,416
4.15%, 11/02/42	200,000	201,586
Ecolab, Inc.
3.00%, 12/08/16	275,000	278,389
4.35%, 12/08/21	100,000	110,541
5.50%, 12/08/41	175,000	201,597
Education Realty Operating Partnership LP REIT
4.60%, 12/01/24	625,000	619,094
EMD Finance LLC
2.95%, 03/19/22 144A	750,000	766,550
Energy Transfer Partners LP
4.65%, 06/01/21	500,000	480,988
3.60%, 02/01/23	75,000	65,159
4.75%, 01/15/26	25,000	22,762
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,416,131
Enterprise Products Operating LLC
5.70%, 02/15/42	60,000	60,914
8.38%, 08/01/66†	650,000	514,313
7.03%, 01/15/68†	400,000	406,600
EP Energy LLC
6.38%, 06/15/23	160,000	74,400
ERP Operating LP REIT
4.63%, 12/15/21	150,000	167,108
Exelon Corporation
5.63%, 06/15/35	415,000	469,532
Express Scripts Holding Co.
2.65%, 02/15/17	250,000	253,319
Exxon Mobil Corporation
3.04%, 03/01/26	300,000	307,423
4.11%, 03/01/46	90,000	95,676

See Notes to Schedules of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Fidelity National Information Services, Inc.
3.63%, 10/15/20	$475,000	$491,427
First Data Corporation
6.75%, 11/01/20 144A	490,000	516,460
5.38%, 08/15/23 144A	70,000	72,013
5.00%, 01/15/24 144A	160,000	160,800
FirstEnergy Corporation
2.75%, 03/15/18	120,000	121,198
4.25%, 03/15/23	490,000	510,818
7.38%, 11/15/31	770,000	937,525
Fiserv, Inc.
2.70%, 06/01/20	350,000	356,320
Florida Power & Light Co.
3.80%, 12/15/42	525,000	536,307
Ford Motor Co.
4.75%, 01/15/43Δ	100,000	100,707
Ford Motor Credit Co. LLC
8.00%, 12/15/16	1,300,000	1,357,574
5.00%, 05/15/18	225,000	237,702
2.94%, 01/08/19	800,000	812,878
2.46%, 03/27/20	800,000	795,446
3.20%, 01/15/21	2,150,000	2,199,955
3.34%, 03/18/21	250,000	257,554
5.88%, 08/02/21	575,000	659,796
Freeport-McMoRan, Inc.
4.00%, 11/14/21	380,000	270,750
5.40%, 11/14/34	250,000	154,375
Freeport-McMoran Oil & Gas LLC
6.50%, 11/15/20	46,000	37,030
6.88%, 02/15/23	12,000	9,240
General Electric Co.
8.50%, 04/06/18(M)	2,000,000	124,349
6.00%, 08/07/19	301,000	347,176
4.38%, 09/16/20	198,000	220,975
5.30%, 02/11/21	104,000	120,859
4.65%, 10/17/21	140,000	159,835
3.15%, 09/07/22	230,000	245,435
5.88%, 01/14/38	72,000	93,999
6.88%, 01/10/39	60,000	87,055
4.50%, 03/11/44	100,000	111,902
General Motors Co.
6.25%, 10/02/43	110,000	117,882
General Motors Financial Co., Inc.
2.75%, 05/15/16	90,000	90,165
3.25%, 05/15/18	280,000	284,805
3.50%, 07/10/19	325,000	333,516
3.20%, 07/13/20	1,000,000	998,753
4.38%, 09/25/21	400,000	413,912
3.45%, 04/10/22	40,000	39,328
4.25%, 05/15/23	40,000	40,286
Gilead Sciences, Inc.
3.70%, 04/01/24	340,000	365,168
3.65%, 03/01/26	260,000	276,623
4.50%, 02/01/45	90,000	95,562
4.75%, 03/01/46	290,000	318,213
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	416,459
Glencore Funding LLC
2.50%, 01/15/19 144A	25,000	23,000
2.88%, 04/16/20 144AΔ	690,000	614,670
Goldman Sachs Capital II
4.00%, 12/29/49†	32,000	22,976
Goldman Sachs Group, Inc.
5.95%, 01/18/18	1,000,000	1,072,849
1.72%, 11/15/18†	3,800,000	3,801,075
5.38%, 03/15/20	200,000	222,126
6.00%, 06/15/20	540,000	616,228
5.25%, 07/27/21	560,000	631,088
4.00%, 03/03/24	900,000	945,267
3.85%, 07/08/24	150,000	155,256
4.25%, 10/21/25	230,000	234,318
6.75%, 10/01/37	440,000	527,153
6.25%, 02/01/41	750,000	935,733
5.15%, 05/22/45	270,000	275,328
4.75%, 10/21/45	230,000	241,363
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	100,000	102,750
Halliburton Co.
2.70%, 11/15/20	100,000	101,588
3.38%, 11/15/22	1,975,000	2,011,634
3.80%, 11/15/25	595,000	596,619
Harris Corporation
5.05%, 04/27/45	110,000	117,656
HCA, Inc.
7.69%, 06/15/25	250,000	270,000
HCP, Inc. REIT
6.00%, 01/30/17	300,000	309,962
2.63%, 02/01/20	300,000	296,141
HD Supply, Inc.
5.25%, 12/15/21 144AΔ	200,000	210,750
Hess Corporation
8.13%, 02/15/19	110,000	120,934
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 144A	325,000	335,100
Hilton Worldwide Finance LLC
5.63%, 10/15/21	220,000	229,064
HSBC USA, Inc.
1.39%, 08/07/18†	1,700,000	1,688,314
Humana, Inc.
7.20%, 06/15/18	480,000	533,944
3.15%, 12/01/22	70,000	71,012
4.63%, 12/01/42	60,000	58,535
Hyundai Capital America
2.13%, 10/02/17 144A	130,000	130,373
ILFC E-Capital Trust II
4.49%, 12/21/65 144A†	280,000	221,900
Intel Corporation
3.70%, 07/29/25	605,000	663,444
4.90%, 07/29/45	70,000	78,700
International Lease Finance Corporation
6.75%, 09/01/16 144A	990,000	1,006,088
8.88%, 09/01/17	100,000	107,800
7.13%, 09/01/18 144A	1,975,000	2,157,688
8.63%, 01/15/22	250,000	301,563
John Deere Capital Corporation
2.25%, 04/17/19	160,000	163,412
1.70%, 01/15/20	80,000	79,850
JPMorgan Chase & Co.
1.17%, 04/25/18†	2,200,000	2,192,832
2.25%, 01/23/20	1,700,000	1,714,360
4.40%, 07/22/20	980,000	1,067,017
2.55%, 03/01/21	300,000	302,865
4.35%, 08/15/21	70,000	76,545

38	See Notes to Schedules of Investments.

	Par	Value
4.50%, 01/24/22	$700,000	$773,082
3.38%, 05/01/23Δ	190,000	191,085
3.88%, 09/10/24	1,070,000	1,099,307
4.95%, 06/01/45	400,000	423,852
5.30%, 12/29/49†Δ	1,450,000	1,457,250
Kerr-McGee Corporation
6.95%, 07/01/24	290,000	307,436
7.88%, 09/15/31	280,000	306,585
Kimberly-Clark Corporation
3.70%, 06/01/43Δ	500,000	517,617
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	500,000	514,882
Kinder Morgan, Inc.
7.00%, 06/15/17	710,000	745,124
5.63%, 11/15/23 144A	900,000	914,474
Kindred Healthcare, Inc.
8.75%, 01/15/23	170,000	163,413
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	30,721
Kraft Heinz Foods Co.
5.38%, 02/10/20	223,000	249,140
2.80%, 07/02/20 144A	250,000	257,037
3.50%, 06/06/22	320,000	336,834
4.88%, 02/15/25 144A	104,000	114,674
3.95%, 07/15/25 144A	520,000	554,354
5.00%, 07/15/35 144A	150,000	165,947
5.20%, 07/15/45 144A	100,000	112,327
Kroger Co.
6.15%, 01/15/20	360,000	415,770
L Brands, Inc.
5.63%, 10/15/23Δ	60,000	66,150
Laredo Petroleum, Inc.
6.25%, 03/15/23Δ	100,000	84,250
Lehman Escrow Bonds
0.00%, 07/19/17+Ω#	150,000	—
0.00%, 12/28/47+Ω#	140,000	—
0.00%, 11/30/49+Ω#	2,330,000	—
0.00%, 12/31/99+Ω#	3,200,000	—
0.00%, 12/31/99Ω#@	2,500,000	186,615
Lockheed Martin Corporation
3.10%, 01/15/23	1,040,000	1,080,283
3.55%, 01/15/26	310,000	329,037
4.50%, 05/15/36	50,000	53,962
M&T Bank Corporation
6.88%, 12/29/49	750,000	754,688
McDonald’s Corporation
3.70%, 01/30/26	240,000	254,708
MDC Holdings, Inc.
5.63%, 02/01/20	325,000	330,688
5.50%, 01/15/24	250,000	240,625
6.00%, 01/15/43	175,000	134,750
Medtronic, Inc.
2.50%, 03/15/20	125,000	129,424
4.45%, 03/15/20	300,000	333,542
3.15%, 03/15/22	300,000	318,443
3.50%, 03/15/25	1,170,000	1,250,233
4.63%, 03/15/45	250,000	280,504
MetLife Capital Trust IV
7.88%, 12/15/67 144A	300,000	346,500
MetLife, Inc.
4.75%, 02/08/21	270,000	300,226
6.40%, 12/15/66	50,000	51,775
Microsoft Corporation
3.13%, 11/03/25	450,000	473,117
Mondelez International, Inc.
4.00%, 02/01/24	450,000	483,935
Moody’s Corporation
4.50%, 09/01/22	800,000	870,656
Morgan Stanley
1.07%, 10/18/16†	340,000	339,812
4.75%, 03/22/17	60,000	61,984
6.63%, 04/01/18	700,000	765,134
5.50%, 07/24/20	250,000	281,349
3.88%, 04/29/24	275,000	288,946
3.70%, 10/23/24	450,000	465,620
5.55%, 12/29/49†Δ	375,000	370,125
MPLX LP
4.88%, 12/01/24 144AΔ	240,000	221,959
4.88%, 06/01/25 144A	240,000	219,233
MUFG Union Bank NA
1.02%, 05/05/17†	1,700,000	1,691,869
Murray Energy Corporation
11.25%, 04/15/21 144A	550,000	74,250
Navient Corporation
8.45%, 06/15/18	300,000	322,500
NBCUniversal Media LLC
2.88%, 01/15/23	750,000	778,559
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	317,907
Netflix, Inc.
5.50%, 02/15/22	100,000	105,194
Newell Rubbermaid, Inc.
2.60%, 03/29/19	300,000	304,580
3.15%, 04/01/21	110,000	113,122
3.85%, 04/01/23	200,000	207,733
4.20%, 04/01/26	150,000	157,220
Nielsen Finance LLC
4.50%, 10/01/20	300,000	307,875
Noble Energy, Inc.
4.15%, 12/15/21	620,000	619,714
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	500,000	615,845
Oasis Petroleum, Inc.
7.25%, 02/01/19Δ	40,000	30,700
6.88%, 03/15/22Δ	170,000	126,650
Occidental Petroleum Corporation
3.13%, 02/15/22	100,000	103,380
2.70%, 02/15/23	20,000	19,763
3.40%, 04/15/26	575,000	581,212
4.63%, 06/15/45	130,000	135,711
Oracle Corporation
1.20%, 10/15/17Δ	470,000	472,851
2.50%, 05/15/22	375,000	382,871
Pacific Gas & Electric Co.
8.25%, 10/15/18	130,000	150,823
6.05%, 03/01/34	570,000	728,971
5.80%, 03/01/37	210,000	261,823
Penske Truck Leasing Co. LP
3.05%, 01/09/20 144A@	575,000	572,245
PepsiCo, Inc.
7.90%, 11/01/18	140,000	163,126
Pioneer Natural Resources Co.
3.45%, 01/15/21	275,000	273,849

See Notes to Schedules of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
PNC Preferred Funding Trust II
1.86%, 03/29/49 144A†	$500,000	$421,250
Pride International, Inc.
8.50%, 06/15/19	400,000	343,500
6.88%, 08/15/20	50,000	36,563
Principal Life Global Funding II
2.38%, 09/11/19 144A@	2,900,000	2,924,752
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,707,150
Progress Energy, Inc.
7.75%, 03/01/31	350,000	476,671
Prudential Financial, Inc.
5.38%, 05/15/45†Δ	75,000	74,344
Puget Sound Energy, Inc.
6.97%, 06/01/67†	275,000	210,548
QEP Resources, Inc.
5.25%, 05/01/23	50,000	43,750
Quicken Loans, Inc.
5.75%, 05/01/25 144A	110,000	107,250
Range Resources Corporation
5.00%, 03/15/23Δ	410,000	349,525
4.88%, 05/15/25 144AΔ	10,000	8,800
Raytheon Co.
3.13%, 10/15/20Δ	200,000	213,673
Regency Energy Partners LP
4.50%, 11/01/23	310,000	273,950
Reliance Standard Life Global Funding II
2.50%, 01/15/20 144A	475,000	476,803
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	767,694
Roche Holdings, Inc.
3.35%, 09/30/24 144A	700,000	745,096
Roper Technologies, Inc.
2.05%, 10/01/18	375,000	378,823
3.00%, 12/15/20	250,000	255,706
Sally Holdings LLC
5.63%, 12/01/25	250,000	267,500
Santander Bank NA
2.00%, 01/12/18	450,000	446,351
Schlumberger Holdings Corporation
3.00%, 12/21/20 144A	250,000	253,622
4.00%, 12/21/25 144A	190,000	196,393
Select Income REIT
2.85%, 02/01/18	75,000	75,084
3.60%, 02/01/20Δ	125,000	125,726
4.15%, 02/01/22Δ	175,000	173,859
Senior Housing Properties Trust REIT
3.25%, 05/01/19	175,000	174,577
SESI LLC
7.13%, 12/15/21	80,000	60,600
SM Energy Co.
6.13%, 11/15/22Δ	180,000	132,120
6.50%, 01/01/23	60,000	42,600
5.00%, 01/15/24Δ	110,000	76,691
Solvay Finance America LLC
3.40%, 12/03/20 144A	300,000	305,306
Southern Copper Corporation
5.25%, 11/08/42	760,000	628,289
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	423,734
Spectrum Brands, Inc.
5.75%, 07/15/25	110,000	117,425
Spirit Airlines 2015-1 Pass-Through Trust A
4.10%, 10/01/29	1,500,000	1,509,375
Sprint Capital Corporation
8.75%, 03/15/32	60,000	47,250
Sprint Communications, Inc.
9.00%, 11/15/18 144A	80,000	84,200
Sprint Corporation
7.25%, 09/15/21	40,000	30,750
7.63%, 02/15/25	910,000	680,225
State Street Corporation
4.96%, 03/15/18	480,000	504,736
Stryker Corporation
2.63%, 03/15/21	125,000	127,611
3.50%, 03/15/26	225,000	233,654
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	91,948
Synchrony Financial
2.60%, 01/15/19	300,000	300,836
3.00%, 08/15/19	375,000	381,242
2.70%, 02/03/20	200,000	198,360
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	696,467
4.90%, 09/15/44 144A	660,000	708,893
Tenet Healthcare Corporation
8.13%, 04/01/22	60,000	62,025
6.75%, 06/15/23Δ	100,000	96,250
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17Δ	250,000	257,545
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21	160,000	165,749
3.65%, 12/15/25Δ	200,000	203,828
Time Warner Cable, Inc.
5.00%, 02/01/20	100,000	108,642
4.13%, 02/15/21	400,000	423,079
7.30%, 07/01/38	100,000	117,646
5.88%, 11/15/40	230,000	238,807
Time Warner, Inc.
4.70%, 01/15/21	10,000	11,020
3.88%, 01/15/26	100,000	105,080
7.70%, 05/01/32	610,000	785,117
6.10%, 07/15/40	140,000	159,871
6.25%, 03/29/41	40,000	46,392
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	496,687
Toyota Motor Credit Corporation
1.25%, 10/05/17	520,000	521,015
Transatlantic Holdings, Inc.
8.00%, 11/30/39	200,000	267,841
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 144A	350,000	401,005
Tyson Foods, Inc.
5.15%, 08/15/44	60,000	67,346
United Airlines 2009-2A Pass-Through Trust
9.75%, 07/15/18	54,942	57,767

40	See Notes to Schedules of Investments.

	Par	Value
United Rentals North America, Inc.
5.50%, 07/15/25Δ	$180,000	$179,737
United Technologies Corporation
4.50%, 06/01/42	210,000	228,072
UnitedHealth Group, Inc.
1.63%, 03/15/19	170,000	171,274
3.75%, 07/15/25	270,000	291,264
4.63%, 07/15/35	225,000	251,679
4.75%, 07/15/45	590,000	678,242
Univision Communications, Inc.
6.75%, 09/15/22 144A	334,000	355,710
Valero Energy Corporation
3.65%, 03/15/25	200,000	196,853
Vereit Operating Partnership LP REIT
3.00%, 02/06/19	500,000	493,690
Verizon Communications, Inc.
2.16%, 09/15/16†	1,200,000	1,206,583
2.38%, 09/14/18†	400,000	409,934
2.63%, 02/21/20	1,056,000	1,087,559
4.50%, 09/15/20	975,000	1,077,515
5.15%, 09/15/23	1,300,000	1,502,836
4.15%, 03/15/24	750,000	816,797
6.40%, 09/15/33	459,000	566,154
6.55%, 09/15/43	2,789,000	3,687,114
4.67%, 03/15/55	247,000	238,158
Visa, Inc.
3.15%, 12/14/25	690,000	721,157
4.30%, 12/14/45	360,000	394,857
Voya Financial, Inc.
2.90%, 02/15/18	60,000	60,952
5.70%, 07/15/43	500,000	568,854
Wachovia Capital Trust III
5.57%, 03/29/49†	620,000	613,025
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	100,000	102,157
Waste Management, Inc.
3.50%, 05/15/24	150,000	157,154
7.38%, 05/15/29	140,000	191,510
WEA Finance LLC
3.75%, 09/17/24 144A	400,000	407,838
Wells Fargo & Co.
3.68%, 06/15/16 STEP	290,000	291,823
2.60%, 07/22/20	800,000	819,123
4.60%, 04/01/21	70,000	77,719
3.45%, 02/13/23	200,000	205,291
4.48%, 01/16/24	2,196,000	2,388,064
3.55%, 09/29/25Δ	1,700,000	1,784,380
4.10%, 06/03/26	440,000	462,378
4.30%, 07/22/27	790,000	839,355
5.38%, 11/02/43	190,000	215,246
4.65%, 11/04/44	90,000	92,737
4.90%, 11/17/45	370,000	398,094
5.88%, 12/29/49†	160,000	171,048
5.88%, 12/31/55†	600,000	641,430
Wells Fargo Capital X
5.95%, 12/01/86	140,000	143,192
Welltower, Inc. REIT
4.25%, 04/01/26	900,000	913,839
West Corporation
5.38%, 07/15/22 144A	250,000	230,263
Western Gas Partners LP
3.95%, 06/01/25	225,000	193,132
WestRock RKT Co.
3.50%, 03/01/20	150,000	152,226
4.00%, 03/01/23	30,000	30,776
Whiting Petroleum Corporation
5.00%, 03/15/19	60,000	41,850
5.75%, 03/15/21Δ	30,000	20,100
6.25%, 04/01/23Δ	340,000	230,350
Williams Cos., Inc.
7.50%, 01/15/31	10,000	8,175
7.75%, 06/15/31	25,000	20,813
8.75%, 03/15/32	451,000	403,645
Williams Partners LP
4.00%, 11/15/21	600,000	521,927
3.60%, 03/15/22	500,000	412,239
4.88%, 05/15/23	60,000	52,172
3.90%, 01/15/25	350,000	283,488
Wm. Wrigley Jr. Co.
2.40%, 10/21/18 144A	60,000	60,635
2.90%, 10/21/19 144A	230,000	236,426
ZF North America Capital, Inc.
4.50%, 04/29/22 144A	440,000	450,450
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/45	90,000	88,939

Total Corporate Bonds (Cost $202,787,095)		206,773,236

FOREIGN BONDS — 12.2%
Australia — 0.4%
BHP Billiton Finance (USA), Ltd.
3.25%, 11/21/21	920,000	946,994
5.00%, 09/30/43	220,000	224,311
6.75%, 10/19/75 144A†Δ	360,000	358,200
CNOOC Finance 2015 Australia Proprietary, Ltd.
2.63%, 05/05/20	1,300,000	1,303,616
Commonwealth Bank of Australia
5.00%, 10/15/19 144A	50,000	54,928
FMG Resources August 2006 Proprietary, Ltd.
9.75%, 03/01/22 144AΔ	360,000	360,900
Macquarie Bank, Ltd.
6.63%, 04/07/21 144A@	275,000	313,249
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/20Δ	280,000	290,113
3.75%, 09/20/21	10,000	10,392

		3,862,703

Austria — 0.0%
Sappi Papier Holding GmbH
7.75%, 07/15/17 144A@	225,000	236,813

Belgium — 0.1%
KBC Bank NV
8.00%, 01/25/23†	800,000	866,000

Bermuda — 0.1%
Allied World Assurance Co. Holdings. Ltd.
4.35%, 10/29/25Δ	75,000	75,294
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	229,514

See Notes to Schedules of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Digicel, Ltd.
6.75%, 03/01/23 144A	$300,000	$266,250
NCL Corporation, Ltd.
4.63%, 11/15/20 144AΔ	180,000	181,800

		752,858

Brazil — 0.2%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/17(B)	3,249,000	904,992
Brazilian Government International Bond
5.63%, 01/07/41	750,000	650,625
5.00%, 01/27/45	200,000	161,000

		1,716,617

Canada — 0.1%
Barrick Gold Corporation
4.10%, 05/01/23	73,000	71,202
Enbridge, Inc.
3.50%, 06/10/24Δ	150,000	135,401
Glencore Finance Canada, Ltd.
5.80%, 11/15/16 144AΔ	70,000	70,879
2.70%, 10/25/17 144AΔ	530,000	519,595
MEG Energy Corporation
6.50%, 03/15/21 144A	40,000	24,350
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	110,000	118,568
Videotron, Ltd.
5.00%, 07/15/22	300,000	311,625

		1,251,620

Cayman Islands — 0.1%
Brazil Minas SPE
5.33%, 02/15/28	470,000	403,025
Shelf Drilling Holdings, Ltd.
8.63%, 11/01/18 144A	70,000	47,250
Transocean, Inc.
5.80%, 12/15/16	130,000	130,097
Vale Overseas, Ltd.
6.88%, 11/21/36Δ	591,000	469,668

		1,050,040

Chile — 0.2%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	240,000	254,770
Chile Government International Bond
3.63%, 10/30/42	160,000	151,600
Corporation Nacional del Cobre de Chile
4.50%, 09/16/25 144AΔ	800,000	817,542
Latam Airlines 2015-1 Pass-Through Trust A
4.20%, 08/15/29 144A	900,000	787,500

		2,011,412

China — 0.2%
China Government Bond
3.38%, 11/21/24(Y)	2,500,000	376,716
3.39%, 05/21/25(Y)	2,000,000	302,208
3.31%, 11/30/25(Y)	6,000,000	900,181

		1,579,105

Colombia — 0.2%
Colombia Government International Bond
5.63%, 02/26/44	930,000	925,350
Ecopetrol SA
5.38%, 06/26/26	380,000	346,750
5.88%, 05/28/45	290,000	229,738

		1,501,838

Costa Rica — 0.0%
Costa Rica Government International Bond
7.00%, 04/04/44	200,000	181,250

Dominican Republic — 0.1%
Dominican Republic International Bond
10.38%, 03/04/22+(V)	800,000	17,805
14.50%, 02/10/23(V)	1,300,000	32,637
6.88%, 01/29/26 144A	180,000	191,700
11.38%, 07/06/29+(V)	700,000	15,981
7.45%, 04/30/44 144A	320,000	337,600

		595,723

France — 1.1%
BNP Paribas SA
2.38%, 09/14/17	270,000	273,387
7.71%, 12/29/49 144AΩ	225,000	226,800
BPCE SA
4.63%, 07/11/24 144A	700,000	686,391
4.50%, 03/15/25 144A	1,300,000	1,289,478
Credit Agricole SA
4.38%, 03/17/25 144A	710,000	697,166
8.38%, 10/29/49 144A†	720,000	797,544
7.88%, 12/29/49 144A†	1,600,000	1,518,120
Dexia Credit Local SA
1.00%, 11/07/16 144A†	3,200,000	3,202,044
Numericable-SFR SA
6.25%, 05/15/24 144A	330,000	321,585
Societe Generale SA
4.25%, 04/14/25 144AΔ	1,400,000	1,350,192

		10,362,707

Germany — 0.2%
KFW
1.13%, 08/06/18	1,800,000	1,803,200

Greece — 0.1%
Hellenic Railways Organization SA
4.03%, 03/17/17(E)@	700,000	726,835
5.01%, 12/27/17(E)@	100,000	103,407

		830,242

Iceland — 0.0%
Glitnir HoldCo ehf
6.69%, 06/15/16+ 144A#Δ	1,000,000	10
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing ehf
7.13%, 05/19/16+ 144A#	350,000	4

		15

India — 0.1%
Bharti Airtel, Ltd.
4.38%, 06/10/25 144A	530,000	539,360

42	See Notes to Schedules of Investments.

	Par	Value
Indonesia — 0.2%
Indonesia Government International Bond
4.88%, 05/05/21	$770,000	$830,487
5.38%, 10/17/23	200,000	220,152
4.75%, 01/08/26 144A	250,000	262,577
7.75%, 01/17/38	100,000	129,117

		1,442,333

Ireland — 0.3%
GE Capital International Funding Co.
2.34%, 11/15/20 144A	1,723,000	1,766,266
3.37%, 11/15/25 144A	597,000	637,843
4.42%, 11/15/35 144A	229,000	249,283

		2,653,392

Israel — 0.3%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,479,998
5.50%, 12/04/23Δ	200,000	247,722
5.50%, 04/26/24	500,000	624,530

		2,352,250

Italy — 0.5%
Intesa Sanpaolo SpA
2.00%, 04/11/16†	1,700,000	1,700,105
2.38%, 01/13/17	1,075,000	1,079,869
3.88%, 01/16/18	600,000	614,272
5.02%, 06/26/24 144A	975,000	914,537

		4,308,783

Japan — 0.3%
Meiji Yasuda Life Insurance Co.
5.20%, 10/20/45 144A†	300,000	323,835
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	254,884
3.85%, 03/01/26	425,000	442,614
Resona Bank, Ltd.
5.85%, 12/29/49 144A†@	250,000	250,313
Sumitomo Mitsui Financial Group, Inc.
2.32%, 03/09/21†	800,000	807,936
4.44%, 04/02/24 144A	550,000	575,573

		2,655,155

Jersey — 0.3%
UBM PLC
5.75%, 11/03/20 144A	230,000	249,379
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/21 144A@	1,500,000	1,504,500
4.13%, 09/24/25 144A	890,000	893,004

		2,646,883

Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,200,000	1,263,169

Luxembourg — 0.1%
Altice Financing SA
6.63%, 02/15/23 144A	400,000	403,000
ArcelorMittal
6.50%, 03/01/21Δ	80,000	79,200
7.25%, 02/25/22Δ	50,000	49,725
6.13%, 06/01/25Δ	150,000	139,500
8.00%, 10/15/39 STEP	100,000	87,500
Intelsat Jackson Holdings SA
7.50%, 04/01/21	450,000	288,000
Mallinckrodt International Finance SA
4.88%, 04/15/20 144A	90,000	84,780

		1,131,705

Mexico — 1.6%
America Movil SAB de CV
5.63%, 11/15/17	370,000	394,406
6.00%, 06/09/19(M)	3,030,000	174,710
5.00%, 03/30/20	240,000	266,037
Mexican Bonos
8.00%, 06/11/20(M)	8,040,600	514,376
6.50%, 06/10/21(M)	1,625,000	98,882
6.50%, 06/09/22(M)	22,995,700	1,396,677
8.00%, 12/07/23(M)	1,761,600	116,154
10.00%, 12/05/24(M)	25,130,000	1,870,130
7.50%, 06/03/27(M)	1,334,300	85,867
8.50%, 05/31/29(M)	964,000	66,898
7.75%, 11/13/42(M)	45,505,200	2,972,862
Mexico Cetes
0.00%, 05/12/16(M)Ω	38,416,700	221,384
0.00%, 06/16/16(M)Ω	184,453,700	1,059,200
Mexico Government International Bond
3.60%, 01/30/25Δ	440,000	449,900
6.05%, 01/11/40	134,000	157,618
4.75%, 03/08/44	1,358,000	1,358,000
5.55%, 01/21/45	1,220,000	1,355,725
Petroleos Mexicanos
5.50%, 02/04/19 144A	50,000	52,500
5.50%, 01/21/21	190,000	197,481
6.88%, 08/04/26 144A	200,000	216,000
6.63%, 06/15/35	159,000	153,435
5.50%, 06/27/44 144A	170,000	141,066
6.38%, 01/23/45	580,000	540,560
Trust F/1401 REIT
5.25%, 12/15/24 144AΔ	200,000	204,500

		14,064,368

Morocco & Antilles — 0.0%
OCP SA
4.50%, 10/22/25 144A	450,000	431,588

Netherlands — 1.3%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	1,700,000	1,718,765
Cooperatieve Rabobank UA
4.63%, 12/01/23	400,000	422,922
4.38%, 08/04/25	370,000	381,680
5.25%, 08/04/45	390,000	423,403
8.38%, 07/29/49†	100,000	101,567
11.00%, 12/29/49 144A†	487,000	586,177
Fiat Chrysler Automobiles NV
4.50%, 04/15/20Δ	200,000	203,500
ING Bank NV
5.80%, 09/25/23 144A	340,000	371,059
4.13%, 11/21/23†	600,000	606,860

See Notes to Schedules of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
ING Groep NV
6.00%, 12/29/49†	$375,000	$354,375
Majapahit Holding BV
7.75%, 01/20/20	240,000	274,800
Petrobras Global Finance BV
2.24%, 05/20/16†	300,000	299,700
3.00%, 03/17/17†	2,500,000	2,419,000
3.25%, 03/17/17	200,000	196,750
2.76%, 01/15/19†	300,000	244,530
5.75%, 01/20/20	635,000	553,244
5.38%, 01/27/21Δ	1,230,000	1,019,830
6.25%, 03/17/24	380,000	304,836
6.85%, 06/05/15	350,000	245,875
Royal Bank of Scotland NV
4.65%, 06/04/18	130,000	133,775
Shell International Finance BV
4.38%, 03/25/20	320,000	349,526
4.13%, 05/11/35	140,000	143,733
4.38%, 05/11/45	230,000	231,229

		11,587,136

Peru — 0.1%
Peruvian Government International Bond
6.55%, 03/14/37Δ	210,000	262,500
5.63%, 11/18/50	330,000	372,075

		634,575

Poland — 0.5%
Poland Government Bond
2.00%, 04/25/21(P)	690,000	183,750
3.25%, 07/25/25(P)	10,220,000	2,858,792
2.50%, 07/25/26(P)	1,400,000	364,659
Poland Government International Bond
4.00%, 01/22/24	980,000	1,048,331

		4,455,532

Russia — 0.1%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22	400,000	410,887
7.50%, 03/31/30 STEPΔ	270,635	331,196
7.50%, 03/31/30 STEP 144A	152,550	186,687

		928,770

South Korea — 0.6%
Export-Import Bank of Korea
5.00%, 04/11/22	1,500,000	1,731,896
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	3,400,000	3,436,033

		5,167,929

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	625,000	632,083
Telefonica Emisiones SA Unipersonal
6.42%, 06/20/16	90,000	90,970
6.22%, 07/03/17	20,000	21,121
5.88%, 07/15/19	70,000	78,351
5.46%, 02/16/21	900,000	1,023,555

		1,846,080

Supranational — 0.0%
Inter-American Development Bank
1.00%, 02/27/18	400,000	398,594

Sweden — 0.2%
Nordea Bank AB
4.88%, 05/13/21 144A	640,000	693,715
Stadshypotek AB
1.88%, 10/02/19 144AΔ	900,000	904,119

		1,597,834

Switzerland — 0.6%
Credit Suisse AG
1.38%, 05/26/17	1,500,000	1,495,996
6.50%, 08/08/23 144AΔ	225,000	242,954
Credit Suisse Group AG
7.50%, 12/29/49 144A†Δ	325,000	320,816
UBS AG
1.20%, 06/01/17†	2,700,000	2,698,510
1.49%, 06/01/20†	1,000,000	997,365

		5,755,641

Turkey — 0.2%
Turkey Government International Bond
5.63%, 03/30/21Δ	160,000	173,017
6.25%, 09/26/22Δ	550,000	612,852
Turkish Airlines 2015-1 Class A Pass-Through Trust
4.20%, 09/15/28 144A	1,506,425	1,431,103

		2,216,972

United Kingdom — 1.4%
Bank of Scotland PLC
5.25%, 02/21/17 144A	100,000	103,573
Barclays Bank PLC
6.05%, 12/04/17 144A	230,000	242,665
Barclays PLC
6.50%, 12/29/49(E)†	800,000	808,899
BP Capital Markets PLC
3.56%, 11/01/21	30,000	31,611
3.51%, 03/17/25	390,000	396,362
Ensco PLC
4.70%, 03/15/21Δ	130,000	90,885
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350,000	366,923
HSBC Bank PLC
4.75%, 01/19/21 144A	200,000	220,468
HSBC Holdings PLC
3.40%, 03/08/21	610,000	622,923
4.25%, 03/14/24	240,000	242,898
4.25%, 08/18/25	420,000	415,700
4.30%, 03/08/26	220,000	227,714
6.50%, 09/15/37	1,000,000	1,178,121
6.00%, 12/29/49(E)†	300,000	324,326
6.38%, 12/29/49†Δ	900,000	837,000
Lloyds Bank PLC
2.30%, 11/27/18	275,000	277,352
12.00%, 12/29/49 144A†	1,600,000	2,157,376

44	See Notes to Schedules of Investments.

	Par	Value
Lloyds Banking Group PLC
4.50%, 11/04/24Δ	$240,000	$241,545
7.50%, 04/30/49†Δ	200,000	198,480
Nationwide Building Society
3.90%, 07/21/25 144A	200,000	211,086
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	160,000	179,657
6.13%, 12/15/22	180,000	191,463
6.00%, 12/19/23	410,000	415,884
5.13%, 05/28/24	280,000	269,630
7.64%, 03/29/49†	100,000	97,625
7.50%, 12/29/49†	300,000	279,750
Santander UK Group Holdings PLC
4.75%, 09/15/25 144A	675,000	640,437
Standard Chartered PLC
5.70%, 03/26/44 144A	680,000	618,414
Virgin Media Finance PLC
6.00%, 10/15/24 144A	600,000	618,750

		12,507,517

Virgin Islands (British) — 0.1%
Sinopec Group Overseas Development 2012, Ltd.
2.75%, 05/17/17 144A	230,000	232,990
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	750,000	802,226

		1,035,216

Total Foreign Bonds (Cost $113,973,174)		110,222,925

FOREIGN GOVERNMENT
INFLATION-LINKED BOND — 0.2%
Brazil — 0.2%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B) (Cost $1,480,606)	1,812,000	1,359,002
LOAN AGREEMENT — 0.0%
CHS/Community Health Systems, Inc. Term H Loan
4.00%, 01/27/21 (Cost $311,296)	317,494	311,804

MORTGAGE-BACKED SECURITIES — 39.7%
Aire Valley Mortgages PLC Series 2005-1X
0.96%, 09/20/66†	355,837	345,828
Aire Valley Mortgages PLC Series 2006-1A
0.84%, 09/20/66 144A†	109,434	105,411
Aire Valley Mortgages PLC Series 2006-1X
0.07%, 09/20/66(E)†	353,530	391,580
Aire Valley Mortgages PLC Series 2007-1A
0.86%, 09/20/66 144A†	261,920	252,474
Alba PLC Series 2007-1
0.76%, 03/17/39(U)†	1,012,198	1,287,420
Alba PLC Series 2015-1
1.76%, 04/24/49(U)†	960,438	1,363,923
Alternative Loan Trust Series 2005-72
0.70%, 01/25/36†	373,384	302,875
Alternative Loan Trust Series 2006-OA11
0.62%, 09/25/46†	675,106	586,944
American Home Mortgage Investment Trust Series 2005-2
2.38%, 09/25/45†	1,219,109	1,173,431
American Home Mortgage Assets Trust Series 2006-5
1.27%, 11/25/46†	961,733	453,525
Banc of America Commercial Mortgage Trust Series 2007-2
5.62%, 04/10/49†	75,000	76,719
Banc of America Funding Trust Series 2005-D
2.83%, 05/25/35†	1,272,753	1,295,476
Banc of America Mortgage Trust Series 2004-F
2.68%, 07/25/34†	104,628	105,668
Banc of America Re-REMIC Trust Series 2010-UB5
5.65%, 02/17/51 144A†	86,149	87,047
Bayview Commercial Asset Trust Series 2004-3
0.80%, 01/25/35 144A†	560,847	499,657
BBCCRE Trust Series 2015-GTP
3.97%, 08/10/33 144A	1,600,000	1,680,840
4.56%, 08/10/33 144A†	1,800,000	1,564,662
BBCMS Trust Series 2015-RRI
1.59%, 05/15/32 144A†	1,700,000	1,681,445
BBCMS Trust Series 2015-STP
3.32%, 09/10/28 144A	1,600,000	1,650,294
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11
2.50%, 02/25/33†	10,324	10,206
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-2
2.66%, 05/25/34†	52,140	48,895
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2
3.09%, 03/25/35†	443,211	441,384
Bear Stearns ALT-A Trust Series 2005-4
3.01%, 05/25/35†	322,242	314,469
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18
5.60%, 06/11/50	810,306	847,987
Bear Stearns Structured Products, Inc. Trust Series 2007-R6
2.78%, 01/26/36†	878,434	672,884

See Notes to Schedules of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Berica 8 Residential MBS S.r.l. Series 8
0.07%, 03/31/48(E)†	$115,246	$127,718
Berica ABS S.r.l. Series 2011-1
0.06%, 12/31/55(E)†	785,903	889,356
Chevy Chase Funding LLC Series 2004-4A
0.66%, 10/25/35 144A†	252,200	219,953
CHL Mortgage Pass-Through Trust Series 2003-58
2.89%, 02/19/34†	495,310	490,446
CHL Mortgage Pass-Through Trust Series 2004-HYB5
2.60%, 04/20/35†	1,306,513	1,291,409
Citigroup Commercial Mortgage Trust Series 2008-C7
6.05%, 12/10/49†	595,695	621,828
Citigroup Commercial Mortgage Trust Series 2014-388G
1.19%, 06/15/33 144A†	200,000	195,785
Citigroup Commercial Mortgage Trust Series 2014-GC21
5.04%, 05/10/47 IOΩ	1,226,312	92,065
Citigroup Commercial Mortgage Trust Series 2015-GC27
3.77%, 02/10/48	170,000	163,844
Citigroup Commercial Mortgage Trust Series 2015-GC29
3.11%, 04/10/48 144A	420,000	267,948
COMM Mortgage Trust Series 2007-C9
5.81%, 12/10/49†	1,174,623	1,215,392
COMM Mortgage Trust Series 2013-CR12
4.30%, 10/10/46	100,000	108,592
4.76%, 10/10/46†	40,000	43,461
5.08%, 10/10/46†	20,000	20,572
COMM Mortgage Trust Series 2013-CR13
4.97%, 12/10/23 IOΩ	1,103,203	51,567
COMM Mortgage Trust Series 2014-277P
3.61%, 08/10/49 144A†	160,000	170,607
COMM Mortgage Trust Series 2014-CR19
4.72%, 08/10/47†	218,000	216,131
COMM Mortgage Trust Series 2014-SAVA
3.54%, 06/15/34 144A†	400,000	372,993
COMM Mortgage Trust Series 2015-DC1
4.04%, 02/10/48†	100,000	102,322
4.35%, 02/10/48†	80,000	77,641
COMM Mortgage Trust Series 2015-LC19
3.83%, 02/10/48†	100,000	101,456
4.26%, 02/10/48†	190,000	184,369
Commercial Mortgage Pass-Through Certificates Series 2012-CR3
2.82%, 10/15/45	30,000	30,915
Core Industrial Trust Series 2015-TEXW
3.85%, 02/10/34 144A†	460,000	418,055
Credit Suisse Commercial Mortgage Trust Series 2007-C2
5.59%, 01/15/49†	101,000	103,368
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-19
9.21%, 07/25/33 IOΩ	5,543	150
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR18
(3.00)%, 07/25/33 IOΩ	60,449	—
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR20
(3.00)%, 08/25/33 IOΩ	71,075	—
CSAIL Commercial Mortgage Trust Series 2015-C1
4.04%, 04/15/50	60,000	61,346
CSMC Trust Series 2014-TIKI
1.39%, 09/15/38 144A†	300,000	292,799
CSMC Trust Series 2014-USA
4.18%, 09/15/37 144A	300,000	307,216
4.37%, 09/15/37 144A	310,000	266,041
DECO Series 2015-HRPA
1.20%, 04/27/27 144A(E)†	1,478,800	1,662,537
EQTY Mortgage Trust Series 2014-INNS
2.79%, 05/08/31 144A†	300,000	286,720
Federal Home Loan Mortgage Corporation
8.50%, 06/01/18	544	559
4.50%, 09/01/18	2,326	2,403
8.00%, 08/01/24	1,270	1,425
4.00%, 10/01/25	327,505	349,661
5.50%, 02/01/27	49,311	54,730
7.50%, 11/01/29	5,039	6,257
7.50%, 12/01/29	5,877	6,702
7.50%, 02/01/31	12,078	12,626
2.48%, 07/01/31†	13,009	13,469
7.50%, 11/01/31	8,806	8,857
2.60%, 04/01/32†	2,172	2,275
3.50%, 08/01/33	1,455,364	1,551,471
5.00%, 08/01/33	7,153	7,910
5.00%, 09/01/33	1,523	1,692
5.00%, 10/01/33	4,996	5,546
2.86%, 03/01/34†	2,750	2,909
5.00%, 12/01/34	124,327	137,410
5.50%, 05/01/35	268,987	302,174
5.00%, 07/01/35	6,948	7,709
5.00%, 11/01/35	230,641	254,767
5.50%, 11/01/35	51,485	57,829

46	See Notes to Schedules of Investments.

	Par	Value
5.00%, 12/01/35	$18,713	$20,914
5.50%, 01/01/36	35,008	39,482
6.00%, 02/01/36	210,050	237,789
3.08%, 01/01/37†	567,791	600,721
5.00%, 02/01/37	22,573	24,861
5.50%, 07/01/37	58,300	65,768
1.94%, 09/01/37†	56,185	59,037
5.50%, 04/01/38	13,997	15,666
7.00%, 02/01/39	183,090	216,169
7.00%, 03/01/39	33,264	36,222
5.50%, 04/01/39	343,363	382,827
4.50%, 06/01/39	151,800	165,011
6.50%, 09/01/39	60,961	70,197
5.50%, 08/01/40	301,870	337,475
3.50%, 04/01/41 TBA	1,500,000	1,499,404
3.50%, 05/01/41 TBA	3,400,000	3,552,608
5.00%, 06/01/41	5,197	5,738
3.50%, 10/01/42	165,439	173,901
4.00%, 10/01/42	79,707	85,782
3.50%, 11/01/42	323,640	339,997
3.50%, 12/01/42	80,458	84,586
3.50%, 01/01/43	527,750	554,865
3.50%, 02/01/43	363,523	382,132
3.50%, 03/01/43	926,317	973,951
3.50%, 04/01/43	860,947	902,683
4.00%, 04/01/43	171,826	184,983
3.50%, 05/01/43	630,330	663,826
4.00%, 05/01/43	85,529	93,501
4.00%, 06/01/43	83,532	91,317
4.00%, 07/01/43	318,697	347,815
4.00%, 08/01/43	179,730	193,451
4.50%, 12/01/43	1,159,323	1,279,848
3.50%, 02/01/44	90,407	95,042
4.50%, 02/01/44	889,154	981,622
4.50%, 03/01/44	276,897	306,179
3.50%, 03/01/45	982,644	1,033,110
Federal Home Loan Mortgage Corporation REMIC Series 3325
0.94%, 06/15/37†	233,506	235,809
Federal Home Loan Mortgage Corporation REMIC Series 3621
2.90%, 01/15/40 IOΩ	417,374	74,078
Federal Home Loan Mortgage Corporation REMIC Series 3947
1.92%, 10/15/41 IOΩ	295,036	49,831
Federal Home Loan Mortgage Corporation REMIC Series 4076
3.13%, 07/15/42 IOΩ	71,560	18,003
Federal Home Loan Mortgage Corporation REMIC Series 4092
2.30%, 09/15/31 IOΩ	614,102	61,596
Federal Home Loan Mortgage Corporation REMIC Series 4097
8.44%, 08/15/42 IOΩ	69,295	11,018
Federal Home Loan Mortgage Corporation REMIC Series 4099
3.43%, 08/15/42 IOΩ	355,701	72,277
Federal Home Loan Mortgage Corporation REMIC Series 4136
3.62%, 11/15/42 IOΩ	70,027	14,851
3.99%, 11/15/42 IOΩ	72,172	15,482
5.95%, 11/15/42 IOΩ	74,418	14,757
Federal Home Loan Mortgage Corporation REMIC Series 4194
6.94%, 04/15/43 IOΩ	1,348,581	176,253
Federal Home Loan Mortgage Corporation REMIC Series 4206
3.00%, 05/15/43	108,860	109,164
Federal Home Loan Mortgage Corporation REMIC Series 4210
3.00%, 05/15/43	319,810	310,154
Federal Home Loan Mortgage Corporation REMIC Series 4226
3.00%, 07/15/43	216,636	208,957
Federal Home Loan Mortgage Corporation REMIC Series 4239
0.13%, 06/15/27 IOΩ	606,863	69,892
Federal Home Loan Mortgage Corporation REMIC Series 4298
1.10%, 04/15/43 IOΩ	603,068	74,577
Federal Home Loan Mortgage Corporation REMIC Series 4310
3.94%, 02/15/44 IOΩ	173,247	33,866
Federal Home Loan Mortgage Corporation REMIC Series 4335
4.21%, 05/15/44 IOΩ	175,558	35,504
Federal Home Loan Mortgage Corporation REMIC Series 4415
(1.00)%, 04/15/41 IOΩ	399,617	29,114
Federal Home Loan Mortgage Corporation REMIC Series R007
6.00%, 05/15/36	317,508	361,138
Federal Housing Administration
7.43%, 10/01/18@	22,082	22,365
Federal National Mortgage Association
5.00%, 12/01/17	4,546	4,767
2.80%, 03/01/18	538,736	552,214
3.74%, 05/01/18	1,300,136	1,355,424
3.84%, 05/01/18	420,000	438,846
4.51%, 06/01/19	1,000,000	1,041,875
3.41%, 10/01/20	243,896	262,999
3.62%, 12/01/20	169,438	183,154
4.38%, 06/01/21	636,942	707,492
9.50%, 05/01/22	390	424
1.90%, 07/01/22†	4,413	4,517
5.50%, 09/01/23	64,197	69,570
5.50%, 10/01/23	14,448	15,676
5.00%, 05/01/24	51,915	57,381
9.50%, 07/01/24	778	844
2.81%, 04/01/25	130,000	134,759

See Notes to Schedules of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.50%, 05/01/25	$256,775	$267,663
2.50%, 04/01/27 TBA	300,000	307,969
3.00%, 04/01/27 TBA	400,000	417,812
1.91%, 07/01/27†	13,976	14,586
2.41%, 08/01/27†	23,945	25,250
1.91%, 11/01/27 CONV†	13,853	14,589
2.89%, 02/01/30†	85,282	87,355
2.63%, 06/01/30 CONV†	14,463	14,823
8.00%, 10/01/30	17,400	22,309
2.84%, 12/01/30 CONV†	5,309	5,431
1.91%, 01/01/31†	6,132	6,249
4.50%, 04/01/31	93,484	102,284
2.45%, 05/01/31†	12,944	13,072
4.50%, 05/01/31	327,668	359,226
4.50%, 06/01/31	98,416	107,929
4.50%, 11/01/31	137,622	150,927
6.00%, 11/01/31	2,530	2,918
4.50%, 12/01/31	209,524	229,781
6.00%, 01/01/32	61,338	69,894
6.00%, 03/01/32	11,504	13,165
6.00%, 04/01/32	145,996	166,709
1.91%, 06/01/32†	7,765	7,950
1.90%, 08/01/32†	7,913	8,187
6.00%, 08/01/32	1,597	1,840
2.88%, 02/01/33†	1,035	1,057
5.50%, 04/01/33	31,610	36,533
1.90%, 05/01/33†	36,239	38,637
6.00%, 05/01/33	489	557
5.00%, 07/01/33	42,190	46,898
5.00%, 08/01/33	3,549	3,976
5.00%, 09/01/33	50,706	56,363
5.50%, 09/01/33	1,812	2,056
5.50%, 12/01/33	7,737	8,756
6.00%, 12/01/33	430	490
5.50%, 02/01/34	2,272	2,547
5.50%, 04/01/34	424	484
3.50%, 05/01/34	247,659	263,864
5.50%, 08/01/34	3,432	3,935
5.50%, 10/01/34	156	178
6.00%, 10/01/34	29,696	33,838
2.33%, 12/01/34†	61,022	64,796
5.50%, 12/01/34	16,109	18,263
6.00%, 05/01/35	990,838	1,131,869
5.50%, 07/01/35	206	235
6.00%, 07/01/35	147,694	169,481
5.50%, 08/01/35	349	399
6.00%, 08/01/35	43	49
5.50%, 09/01/35	70,384	78,916
5.00%, 10/01/35	140,585	156,247
6.00%, 10/01/35	35,042	40,078
1.91%, 11/01/35†	9,619	10,018
2.21%, 11/01/35†	60,450	63,222
2.27%, 11/01/35†	86,041	90,104
2.28%, 11/01/35†	58,342	61,367
2.30%, 11/01/35†	142,264	148,998
6.00%, 11/01/35	448,712	514,450
5.50%, 12/01/35	1,615	1,851
6.00%, 12/01/35	6,220	7,179
6.00%, 02/01/36	3,881	4,467
6.00%, 03/01/36	4,470	5,145
5.50%, 04/01/36	31,590	33,768
6.00%, 04/01/36	5,648	6,507
3.83%, 05/01/36†	77,694	81,615
5.50%, 11/01/36	121,197	136,258
6.00%, 01/01/37	622,101	709,970
2.05%, 02/01/37†	535,274	551,055
5.50%, 02/01/37	180	203
6.00%, 02/01/37	473,319	539,340
5.50%, 03/01/37	7,276	8,210
6.00%, 03/01/37	27,588	31,530
5.50%, 04/01/37	361	408
5.50%, 05/01/37	125	140
5.50%, 06/01/37	147	166
6.00%, 07/01/37	932,529	1,069,724
5.50%, 08/01/37	341,490	385,563
6.00%, 08/01/37	79,865	91,103
6.00%, 09/01/37	130,052	148,431
6.50%, 10/01/37	56,187	64,261
7.00%, 10/01/37	5,204	5,643
7.00%, 11/01/37	8,388	10,129
1.91%, 12/01/37†	42,619	44,311
6.00%, 12/01/37	366,815	418,461
7.00%, 12/01/37	5,234	6,356
1.91%, 01/01/38†	30,803	32,725
6.00%, 01/01/38	269,368	309,998
5.50%, 02/01/38	4,113	4,642
7.00%, 02/01/38	5,508	6,197
4.50%, 03/01/38	8,085	8,818
5.50%, 03/01/38	449	508
6.00%, 03/01/38	1,076	1,227
4.50%, 04/01/38	141,263	154,010
5.00%, 04/01/38	145,251	160,543
5.50%, 05/01/38	121	136
6.00%, 05/01/38	32,596	37,172
5.00%, 06/01/38	152,285	168,319
5.50%, 06/01/38	522	587
5.50%, 07/01/38	88,070	99,437
5.50%, 08/01/38	91,841	103,899
7.00%, 08/01/38	3,043	3,310
5.50%, 09/01/38	457	514
6.00%, 11/01/38	41,514	47,385
7.00%, 11/01/38	28,363	32,961
5.50%, 12/01/38	138	155
6.00%, 12/01/38	51,661	58,924
7.00%, 02/01/39	15,590	18,384
7.00%, 03/01/39	136,943	161,585
5.00%, 05/01/39 TBA	2,600,000	2,873,406
6.00%, 09/01/39	29,429	33,612
6.00%, 12/01/39	492,512	561,981
1.72%, 06/01/40†	46,797	48,759
1.72%, 10/01/40†	9,025	9,209
1.72%, 10/01/40†	124,446	127,502
1.91%, 11/01/40†	16,039	16,784
3.50%, 04/01/41 TBA	1,100,000	1,161,611
4.00%, 04/01/41 TBA	6,800,000	7,265,375
4.50%, 04/01/41	144,657	157,945
4.00%, 05/01/41 TBA	10,000,000	10,668,750
6.00%, 05/01/41	999,900	1,141,874
4.00%, 06/01/41 TBA	10,000,000	10,650,000
4.50%, 06/01/41 TBA	13,000,000	14,112,617
4.50%, 08/01/41	115,271	125,778
4.50%, 11/01/41	440,043	480,040
3.50%, 04/01/42 TBA	4,000,000	4,193,906
3.50%, 05/01/42 TBA	24,000,000	25,121,251
4.00%, 06/01/42	79,397	85,540
3.50%, 09/01/42	79,881	83,933
2.50%, 10/01/42	547,887	546,121
4.00%, 10/01/42	320,247	344,659

48	See Notes to Schedules of Investments.

	Par	Value
2.50%, 11/01/42	$30,209	$30,111
4.00%, 11/01/42	726,521	781,822
2.50%, 12/01/42	23,068	22,993
3.00%, 12/01/42	24,596	25,355
4.00%, 12/01/42	206,143	220,848
2.50%, 01/01/43	20,813	20,746
3.00%, 01/01/43	444,205	456,040
3.50%, 01/01/43	2,388,781	2,509,735
2.50%, 02/01/43	21,372	21,303
2.50%, 03/01/43	1,786,081	1,780,325
3.00%, 03/01/43	271,739	280,040
3.50%, 03/01/43	244,008	256,544
2.50%, 04/01/43	1,648,655	1,643,341
3.00%, 04/01/43 TBA	9,403,586	9,648,067
3.50%, 04/01/43	1,194,266	1,255,553
4.00%, 04/01/43	76,209	83,090
2.50%, 05/01/43	36,210	36,093
3.00%, 05/01/43 TBA	10,264,985	10,509,881
3.50%, 05/01/43	81,727	85,926
2.50%, 06/01/43	35,809	35,694
3.00%, 06/01/43	78,904	81,339
4.00%, 06/01/43	794,283	861,346
3.00%, 07/01/43	703,264	724,968
3.50%, 07/01/43	1,405,212	1,475,915
4.00%, 07/01/43	782,881	847,995
2.50%, 08/01/43	903,293	900,387
3.50%, 08/01/43	384,336	403,608
4.00%, 08/01/43	261,247	281,110
4.50%, 09/01/43	1,027,924	1,123,992
2.50%, 10/01/43	46,491	46,341
4.50%, 10/01/43	262,364	291,082
4.50%, 11/01/43	174,070	193,184
5.00%, 11/01/43	811,616	897,066
4.50%, 12/01/43	257,986	286,258
4.50%, 01/01/44	169,479	188,013
4.50%, 02/01/44	1,164,858	1,266,746
4.50%, 07/01/44	172,458	190,930
4.50%, 10/01/44	766,263	846,065
4.00%, 01/01/45	273,640	295,342
4.50%, 02/01/45	1,471,278	1,641,200
3.00%, 03/01/45	1,032,107	1,060,039
3.50%, 10/01/45	2,632,572	2,761,477
3.00%, 11/01/45	1,958,478	2,010,453
3.50%, 12/01/45	3,459,541	3,630,033
3.50%, 01/01/46	591,305	623,103
Federal National Mortgage Association Interest STRIP Series 409
6.09%, 04/25/27 IOΩ	492,318	45,450
0.44%, 11/25/39 IOΩ	89,320	15,992
(1.00)%, 11/25/41 IOΩ	286,601	46,499
3.16%, 11/25/41 IOΩ	374,231	66,397
3.27%, 04/25/42 IOΩ	688,243	127,469
Federal National Mortgage Association REMIC Series 1991-97
16.02%, 08/25/21 IOΩ	42	692
Federal National Mortgage Association REMIC Series 1991-137
1.16%, 10/25/21 IOΩ	67	1,062
Federal National Mortgage Association REMIC Series 2000-32
0.89%, 10/18/30†	13,513	13,686
Federal National Mortgage Association REMIC Series 2005-29
5.50%, 04/25/35	607,718	680,332
Federal National Mortgage Association REMIC Series 2007-24
8.68%, 03/25/37 IOΩ	998,368	169,489
Federal National Mortgage Association REMIC Series 2011-52
5.00%, 06/25/41	606,146	673,512
Federal National Mortgage Association REMIC Series 2011-59
5.50%, 07/25/41	1,038,222	1,205,571
Federal National Mortgage Association REMIC Series 2011-87
0.98%, 09/25/41†	2,895,759	2,888,135
Federal National Mortgage Association REMIC Series 2011-96
4.97%, 10/25/41 IOΩ	674,908	122,846
Federal National Mortgage Association REMIC Series 2012-28
6.50%, 06/25/39	32,560	36,370
Federal National Mortgage Association REMIC Series 2012-46
6.00%, 05/25/42	265,933	303,659
Federal National Mortgage Association REMIC Series 2012-70
1.71%, 02/25/41 IOΩ	61,131	8,902
2.85%, 07/25/42 IOΩ	120,044	25,754
Federal National Mortgage Association REMIC Series 2012-74
0.11%, 07/25/27 IOΩ	1,345,937	143,953
4.63%, 03/25/42 IOΩ	294,058	53,676
Federal National Mortgage Association REMIC Series 2012-75
1.28%, 07/25/42 IOΩ	90,175	17,680
Federal National Mortgage Association REMIC Series 2012-93
5.13%, 09/25/42 IOΩ	200,260	38,621
Federal National Mortgage Association REMIC Series 2012-111
7.00%, 10/25/42	56,821	64,815
Federal National Mortgage Association REMIC Series 2012-118
3.79%, 12/25/39 IOΩ	481,663	55,112
Federal National Mortgage Association REMIC Series 2012-128
2.53%, 11/25/42 IOΩ	226,886	53,565
4.66%, 11/25/42 IOΩ	152,178	32,555
Federal National Mortgage Association REMIC Series 2012-133
5.57%, 12/25/42 IOΩ	73,624	15,122
6.31%, 12/25/42 IOΩ	210,732	40,684

See Notes to Schedules of Investments.	49

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal National Mortgage Association REMIC Series 2012-153
7.00%, 07/25/42	$182,468	$215,466
Federal National Mortgage Association REMIC Series 2013-9
5.50%, 04/25/42	1,054,159	1,178,134
6.50%, 07/25/42	457,253	527,866
Federal National Mortgage Association REMIC Series 2013-14
13.35%, 03/25/43 IOΩ	434,158	40,133
Federal National Mortgage Association REMIC Series 2013-29
14.50%, 04/25/43 IOΩ	1,251,433	117,469
Federal National Mortgage Association REMIC Series 2014-47
0.16%, 08/25/44 IOΩ	2,132,560	151,122
Federal National Mortgage Association REMIC Series 2015-37
3.67%, 06/25/45 IOΩ	460,991	84,250
Federal National Mortgage Association REMIC Series 2015-55
9.91%, 08/25/55 IOΩ	364,154	20,806
Federal National Mortgage Association REMIC Series 2015-56
3.29%, 08/25/45 IOΩ	96,079	25,805
Federal National Mortgage Association REMIC Series 2015-60
4.83%, 08/25/45 IOΩ	287,792	64,918
Federal National Mortgage Association REMIC Series 2015-M13
2.71%, 06/25/25†	90,000	91,418
FHLMC Multifamily Structured Pass-Through Certificates Series K005
4.32%, 11/25/19	1,100,000	1,205,895
FHLMC Multifamily Structured Pass-Through Certificates Series K008
6.11%, 06/25/20 IOΩ	717,289	36,324
FHLMC Multifamily Structured Pass-Through Certificates Series K015
5.29%, 07/25/21 IOΩ	616,896	44,393
FHLMC Multifamily Structured Pass-Through Certificates Series K016
5.02%, 10/25/21 IOΩ	203,228	14,111
FHLMC Multifamily Structured Pass-Through Certificates Series K030
2.78%, 09/25/22	256,593	266,613
FHLMC Multifamily Structured Pass-Through Certificates Series K035
3.46%, 08/25/23†	100,000	109,257
FHLMC Multifamily Structured Pass-Through Certificates Series K044
2.81%, 01/25/25	400,000	416,520
FHLMC Multifamily Structured Pass-Through Certificates Series K714
3.03%, 10/25/20†	800,000	847,728
FHLMC Multifamily Structured Pass-Through Certificates Series KF11
1.08%, 09/25/25†	1,700,000	1,700,000
FHLMC Multifamily VRD Certificates Series M012
5.50%, 08/15/51 STEP	3,500,000	3,535,000
FHLMC Structured Pass-Through Securities Series T-61
1.72%, 07/25/44†	971,128	1,020,407
First Horizon Alternative Mortgage Securities Trust Series 2004-AA1
2.38%, 06/25/34†	435,696	422,726
FREMF Mortgage Trust Series 2012-K20
4.90%, 05/25/45 IO 144AΩ	5,666,954	54,458
FREMF Mortgage Trust Series 2014-K40
4.07%, 11/25/47 144A†	550,000	480,299
FREMF Mortgage Trust Series 2014-K41
3.83%, 11/25/47 144A†	300,000	283,357
FREMF Mortgage Trust Series 2015-K47
3.60%, 06/25/48 144A†	380,000	326,806
GE Business Loan Trust Series 2007-1A
0.61%, 04/16/35 144A†	487,783	447,821
GE Commercial Mortgage Corporation Trust Series 2007-C1
5.54%, 12/10/49	800,000	811,501
German Residential Funding, Ltd. Series 2013-2
0.80%, 11/27/24(E)†	1,034,850	1,187,568
Giovecca Mortgages S.r.l. Series 2011-1
0.45%, 04/23/48(E)†	284,324	323,080
Government National Mortgage Association
3.95%, 07/15/25	122,140	132,525
7.00%, 01/15/26	4,833	5,399
7.00%, 07/15/27	46,335	54,936
7.00%, 12/15/27	1,188	1,222
7.00%, 01/15/28	14,226	14,584
7.00%, 03/15/28	60,908	73,112
7.00%, 07/15/28	9,005	10,011
7.50%, 07/15/28	12,034	12,375
6.50%, 08/15/28	3,930	4,530
7.00%, 08/15/28	12,921	14,617
7.50%, 08/15/28	8,792	9,963
6.50%, 09/15/28	21,021	24,149
7.00%, 10/15/28	35,673	38,086

50	See Notes to Schedules of Investments.

	Par	Value
7.50%, 03/15/29	$19,705	$24,179
2.00%, 11/20/29†	37,015	38,430
8.50%, 08/15/30	734	787
8.50%, 11/20/30	8,088	9,749
6.50%, 08/15/31	36,033	41,627
7.50%, 08/15/31	10,215	11,690
6.50%, 10/15/31	64,150	74,193
6.00%, 11/15/31	167,949	189,732
6.50%, 11/15/31	89,494	103,387
6.00%, 12/15/31	34,837	39,355
6.00%, 01/15/32	95,713	109,404
6.00%, 02/15/32	191,879	216,766
6.50%, 02/15/32	111,577	128,344
6.00%, 04/15/32	46,606	52,594
7.50%, 04/15/32	54,465	56,302
6.50%, 06/15/32	62,259	71,925
6.50%, 07/15/32	1,892	2,186
6.50%, 08/15/32	154,018	177,929
6.50%, 09/15/32	126,635	146,295
6.00%, 10/15/32	108,593	122,678
5.50%, 11/15/32	25,626	29,273
6.00%, 11/15/32	83,696	94,948
6.00%, 12/15/32	35,850	40,500
6.50%, 12/15/32	9,780	11,298
5.50%, 01/15/33	14,334	16,418
6.00%, 01/15/33	57,914	65,426
5.50%, 02/15/33	23,226	26,503
6.00%, 02/15/33	42,108	47,569
5.50%, 03/15/33	28,216	32,341
6.50%, 04/15/33	265,449	306,659
6.00%, 06/15/33	20,657	23,337
5.50%, 07/15/33	23,021	26,040
5.50%, 08/15/33	13,086	14,978
5.50%, 09/15/33	10,075	11,544
6.00%, 10/15/33	95,502	107,889
6.50%, 10/15/33	125,357	144,818
6.00%, 12/15/33	137,342	155,156
5.50%, 04/15/34	13,326	15,251
5.50%, 05/15/34	13,894	15,551
6.50%, 08/15/34	245,385	284,066
5.50%, 09/15/34	120,489	137,514
5.50%, 12/15/34	102,032	116,363
5.50%, 01/15/35	98,904	112,137
6.00%, 09/20/38	307,549	348,671
5.00%, 07/20/40	26,397	29,202
5.00%, 09/20/40	109,601	121,236
4.00%, 10/20/40	14,039	15,129
6.00%, 10/20/40	43,598	50,146
6.00%, 01/20/41	48,273	56,466
4.50%, 04/20/41	528,225	574,931
3.50%, 04/15/42 TBA	200,000	211,031
3.50%, 04/20/43 TBA	1,000,000	1,056,875
4.00%, 08/20/43	914,267	979,524
4.00%, 10/20/43	2,937,048	3,141,551
4.00%, 04/20/44 TBA	300,000	320,684
4.00%, 05/20/44 TBA	1,000,000	1,067,227
3.00%, 01/15/45	6,369,739	6,594,187
3.00%, 02/15/45	228,028	236,063
3.00%, 03/15/45	2,109,425	2,190,677
3.50%, 04/15/45	1,939,144	2,047,535
4.00%, 10/20/45	2,675,634	2,864,121
4.00%, 11/20/45	440,266	471,334
4.00%, 01/20/46	2,977,048	3,188,407
4.00%, 02/20/46	996,910	1,067,687
3.00%, 04/20/46 TBA	5,900,000	6,111,686
3.50%, 04/20/46 TBA	1,000,000	1,056,875
4.00%, 04/20/46 TBA	13,000,000	13,896,289
Government National Mortgage Association Series 2007-30
0.73%, 05/20/37†	225,558	226,151
Government National Mortgage Association Series 2010-31
11.34%, 03/20/39 IOΩ	65,252	5,641
Government National Mortgage Association Series 2010-85
9.32%, 01/20/40 IOΩ	92,892	11,948
Government National Mortgage Association Series 2010-H28
0.83%, 12/20/60†	364,003	360,197
Government National Mortgage Association Series 2011-H08
0.91%, 03/20/61†	453,297	449,775
Government National Mortgage Association Series 2011-H09
0.93%, 03/20/61†	298,565	295,552
Government National Mortgage Association Series 2012-34
6.47%, 03/20/42 IOΩ	64,616	13,924
Government National Mortgage Association Series 2012-44
2.17%, 04/16/41	294,727	296,717
Government National Mortgage Association Series 2012-66
10.88%, 02/20/38 IOΩ	299,037	27,149
Government National Mortgage Association Series 2012-H30
0.78%, 12/20/62†	1,441,461	1,421,388
Government National Mortgage Association Series 2013-113
1.73%, 08/16/43 IOΩ@	257,474	51,726
Government National Mortgage Association Series 2013-178
3.25%, 06/16/55 IOΩ	873,959	48,474
Government National Mortgage Association Series 2014-93
4.47%, 11/16/55 IOΩ	4,000,044	239,313
Government National Mortgage Association Series 2014-117
3.86%, 08/20/44 IOΩ	81,297	12,579
Government National Mortgage Association Series 2014-118
5.27%, 08/20/44 IOΩ	356,150	85,586
Government National Mortgage Association Series 2014-135
2.72%, 01/16/56 IOΩ	7,642,340	525,470

See Notes to Schedules of Investments.	51

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Government National Mortgage Association Series 2015-167
4.74%, 04/16/45 IOΩ	$194,084	$42,486
Government National Mortgage Association Series 2015-H11
0.98%, 05/20/65†	3,214,431	3,131,778
Government National Mortgage Association Series 2015-H14
0.86%, 05/20/65†	3,122,723	3,087,019
1.00%, 06/20/65†	4,963,346	4,841,187
Government National Mortgage Association Series 2015-H15
1.01%, 06/20/65†	2,096,676	2,077,009
1.03%, 06/20/65†	4,831,592	4,791,934
Government National Mortgage Association Series 2015-H16
1.03%, 07/20/65†	4,990,993	4,874,364
Government National Mortgage Association Series 2015-H17
0.89%, 06/20/65†	754,341	746,486
Government National Mortgage Association Series 2015-H18
1.03%, 07/20/65†	787,353	769,274
Government National Mortgage Association Series 2015-H19
1.03%, 08/20/65†	797,103	778,554
Government National Mortgage Association Series 2015-H22
1.03%, 09/20/65†	791,444	772,433
Government National Mortgage Association Series 2015-H23
1.05%, 09/20/65†	897,535	877,097
Government National Mortgage Association Series 2015-H26
0.95%, 10/20/65†	1,701,164	1,675,025
Government National Mortgage Association Series 2015-H30
1.11%, 11/20/65†	935,426	934,642
GreenPoint Mortgage Funding Trust Series 2006-OH1
0.61%, 01/25/37†	799,947	632,723
GS Mortgage Securities Corporation II Series 2015-GC30
3.38%, 05/10/50	490,000	322,000
3.78%, 05/10/50	370,000	386,705
GS Mortgage Securities Trust Series 2007-GG10
5.79%, 08/10/45†	5,267,681	5,358,548
GS Mortgage Securities Trust Series 2011-GC5
7.32%, 08/10/44 IO 144AΩ	426,363	17,089
GS Mortgage Securities Trust Series 2013-GC16
5.16%, 11/10/46†	130,000	142,718
GSMPS Mortgage Loan Trust Series 2005-LT1
0.89%, 02/25/35 144A†	46,789	44,523
GSR Mortgage Loan Trust Series 2005-AR6
2.84%, 09/25/35†	1,235,797	1,237,786
Impac CMB Trust Series 2004-8
1.15%, 10/25/34†	55,684	47,235
IndyMac ARM Trust Series 2001-H2
1.84%, 01/25/32†	6,749	6,277
IndyMac INDX Mortgage Loan Trust Series 2006-AR12
0.62%, 09/25/46†	890,743	724,069
JP Morgan Alternative Loan Trust Series 2005-A2
0.95%, 01/25/36†	264,432	240,891
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6
5.19%, 05/15/45†	280,000	289,048
JP Morgan Mortgage Trust Series 2005-A1
2.77%, 02/25/35†	101,075	100,098
JPMBB Commercial Mortgage Securities Trust Series 2013-C15
5.07%, 11/15/45†	90,000	92,584
JPMBB Commercial Mortgage Securities Trust Series 2013-C17
4.89%, 01/15/47†	50,000	54,288
JPMBB Commercial Mortgage Securities Trust Series 2014-C25
3.41%, 11/15/47	840,000	886,523
JPMBB Commercial Mortgage Securities Trust Series 2015-C30
3.82%, 07/15/48	880,000	945,356
JPMBB Commercial Mortgage Securities Trust Series 2015-C31
3.80%, 08/15/48	1,700,000	1,822,087
JPMBB Commercial Mortgage Securities Trust Series 2015-C32
3.36%, 11/15/48	800,000	841,078
Kensington Mortgage Securities PLC Series 2007-1X
0.80%, 06/14/40†	1,245,753	1,122,830
LB Commercial Mortgage Trust Series 2007-C3
5.85%, 07/15/44†	561,591	581,974
LB-UBS Commercial Mortgage Trust Series 2001-C3
0.00%, 06/15/36 IO 144AΩ@	393,053	1,118

52	See Notes to Schedules of Investments.

	Par	Value
Leek Finance Number Eighteen PLC Series 18X
0.03%, 09/21/38(E)†	$41,444	$49,908
0.88%, 09/21/38†	331,552	350,701
Leek Finance Number Seventeen PLC Series 17A
0.90%, 12/21/37 144A†	130,405	139,826
Leek Finance Number Seventeen PLC Series 17X
0.05%, 12/21/37(E)†	52,162	63,874
0.87%, 12/21/37(U)†	26,081	40,299
Lehman XS Trust Series 2005-5N
0.73%, 11/25/35†	444,066	394,714
Ludgate Funding PLC Series 2007-1
0.75%, 01/01/61(U)†	1,006,866	1,279,424
Ludgate Funding PLC Series 2008-W1X
1.19%, 01/01/61(U)†	865,237	1,147,156
Luminent Mortgage Trust Series 2006-2
0.63%, 02/25/46†	591,166	381,703
Luminent Mortgage Trust Series 2006-7
0.60%, 12/25/36†	1,902,821	1,502,308
Mansard Mortgages PLC Series 2007-1X
0.77%, 04/15/47(U)†	1,021,181	1,308,603
MASTR Adjustable Rate Mortgages Trust Series 2004-4
2.70%, 05/25/34†	179,276	173,792
MASTR Adjustable Rate Mortgages Trust Series 2004-11
1.07%, 11/25/34†	142,344	142,066
MASTR Adjustable Rate Mortgages Trust Series 2004-13
2.81%, 11/21/34†	594,380	602,950
MASTR Adjustable Rate Mortgages Trust Series 2007-R5
2.77%, 11/25/35 144A†	697,769	526,908
Merrill Lynch Mortgage Investors Trust Series 2005-2
1.90%, 10/25/35†	40,910	39,398
ML-CFC Commercial Mortgage Trust Series 2006-2
5.95%, 06/12/46†	110,972	110,801
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7
2.92%, 02/15/46	70,000	71,909
3.21%, 02/15/46	41,000	42,245
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9
3.10%, 05/15/46	300,000	310,498
3.46%, 05/15/46	140,000	143,869
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19
4.00%, 12/15/47	370,000	383,877
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22
3.56%, 04/15/48	480,000	491,875
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27
3.56%, 12/15/47	800,000	849,152
Morgan Stanley Capital I Trust Series 2007-HQ11
5.48%, 02/12/44†	50,000	50,699
Morgan Stanley Capital I Trust Series 2015-XLF1
1.59%, 08/14/31 144A†	260,356	259,310
Morgan Stanley Re-REMIC Trust Series 2009-GG10
5.79%, 08/12/45 144A†	1,496,431	1,531,541
MortgageIT Trust Series 2005-4
0.71%, 10/25/35†	725,127	657,090
Motel 6 Trust Series 2015-MTL6
4.53%, 02/05/30 144A	350,000	342,342
MSCG Trust Series 2015-ALDR
3.46%, 06/07/35 144A†	580,000	599,672
Nomura Resecuritization Trust Series 2014-7R
0.64%, 12/26/35 144A†@	549,935	466,892
Prime Mortgage Trust Series 2006-DR1
5.50%, 05/25/35 144A	2,631,824	2,382,448
6.00%, 05/25/35 144A	2,257,391	2,172,655
RBSCF Trust Series 2009-RR2
5.95%, 02/16/51 144A†	2,462,661	2,478,613
Reperforming Loan REMIC Trust Series 2004-R2
0.85%, 11/25/34 144A†	8,883	7,481
ResLoC UK PLC Series 2007-1X
0.03%, 12/15/43(E)Ω	1,443,097	1,478,007
0.75%, 12/15/43(U)†	360,774	463,120
RFT 2015-FL1 Issuer, Ltd. Series 2015-FL1
2.19%, 08/15/30 144A†	1,600,000	1,596,630
Sequoia Mortgage Trust Series 2003-4
1.51%, 07/20/33†	107,812	99,138
Sequoia Mortgage Trust Series 6
1.07%, 04/19/27†	582,402	537,096
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5
2.58%, 05/25/34†	361,777	358,415
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS
0.73%, 10/25/35†	1,486,375	1,308,130

See Notes to Schedules of Investments.	53

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Structured Asset Mortgage Investments II Trust Series 2005-AR5
0.68%, 07/19/35†	$142,282	$125,659
Structured Asset Securities Corporation Series 2005-RF3
0.78%, 06/25/35 144A†	133,632	106,455
Thornburg Mortgage Securities Trust Series 2003-4
1.07%, 09/25/43†	14,569	13,959
Thornburg Mortgage Securities Trust Series 2005-1
2.53%, 04/25/45†	115,923	113,984
Trinity Square Series 2015-1A
1.79%, 07/15/51 144A(U)†	400,000	567,898
UBS Commercial Mortgage Trust Series 2012-C1
4.77%, 05/10/45 IO 144AΩ	2,460,754	236,719
UBS-Barclays Commercial Mortgage Trust Series 2012-C4
4.50%, 12/10/45 144A†	320,000	307,146
VNDO Mortgage Trust Series 2012-6AVE
3.00%, 11/15/30 144A	100,000	102,519
Wachovia Bank Commercial Mortgage Trust Series 2006-C27
5.75%, 07/15/45†	555,895	557,713
Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.56%, 10/15/48	376,460	379,873
Wachovia Bank Commercial Mortgage Trust Series 2007-C30
0.64%, 12/15/43 144A†	398,000	376,906
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR6
1.75%, 06/25/42†	19,836	18,877
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19
2.54%, 02/25/33†	8,378	8,193
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8
0.72%, 07/25/45†	215,576	200,903
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13
0.72%, 10/25/45†	1,581,918	1,454,236
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1
2.39%, 02/25/37†	435,482	375,903
2.47%, 02/25/37†	298,889	264,814
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA3
1.11%, 04/25/47†	844,607	698,466
Waterfall Commercial Mortgage Trust Series 2015-SBC5
4.10%, 09/14/22 144A†	904,755	906,840
Wells Fargo Alternative Loan Trust Series 2007-PA6
2.74%, 12/28/37†	947,680	793,842
Wells Fargo Commercial Mortgage Trust Series 2013-LC12
4.30%, 07/15/46†	20,000	21,066
Wells Fargo Commercial Mortgage Trust Series 2014-LC16
5.30%, 08/15/50 IOΩ	3,035,785	218,639
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1
3.66%, 05/15/48†	350,000	339,512
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR2
2.87%, 03/25/35†	121,595	122,303
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR13
2.74%, 05/25/35†	47,780	47,700
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16
2.81%, 08/25/33†	185,092	189,082
WFRBS Commercial Mortgage Trust Series 2012-C7
5.30%, 06/15/45 IO 144AΩ	302,399	21,004
WFRBS Commercial Mortgage Trust Series 2012-C10
4.86%, 12/15/45 IO 144AΩ	2,354,008	188,648
WFRBS Commercial Mortgage Trust Series 2013-C13
4.23%, 05/15/45 IO 144AΩ	2,977,693	200,563
WFRBS Commercial Mortgage Trust Series 2014-C19
5.91%, 03/15/47 IOΩ	1,056,525	66,336
WFRBS Commercial Mortgage Trust Series 2014-C21
5.26%, 08/15/47 IOΩ	3,629,888	239,893
WFRBS Commercial Mortgage Trust Series 2014-C24
3.93%, 11/15/47	290,000	306,462
4.29%, 11/15/47	300,000	280,316

Total Mortgage-Backed Securities (Cost $359,787,417)		358,196,111

54	See Notes to Schedules of Investments.

	Par	Value
MUNICIPAL BONDS — 1.4%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	$3,300,000	$4,624,059
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	912,942
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	303,122
Bay Area Toll Authority, Revenue Bond, Sub-Series S1
7.04%, 04/01/50	600,000	889,134
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	700,000	842,842
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	300,000	357,408
Commonwealth of Puerto Rico, General Obligation, Series A
5.50%, 07/01/32	5,000	2,988
6.00%, 07/01/34	10,000	6,012
8.00%, 07/01/35	380,000	262,200
5.25%, 07/01/37	20,000	11,925
5.50%, 07/01/39	85,000	50,788
5.00%, 07/01/41	10,000	5,950
5.75%, 07/01/41	10,000	6,000
Commonwealth of Puerto Rico, General Obligation, Series B
5.88%, 07/01/36	10,000	6,012
Commonwealth of Puerto Rico, General Obligation, Series C
6.00%, 07/01/39	10,000	6,012
County of Clark Department of Aviation, Revenue Bond, Series C
6.82%, 07/01/45	200,000	297,070
Los Angeles Community College District, General Obligation, Series D
6.68%, 08/01/36	300,000	413,568
Municipal Electric Authority of Georgia, Revenue Bond
6.66%, 04/01/57	700,000	855,757
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bond, Series A
5.75%, 07/01/37	20,000	13,350
6.00%, 07/01/44	55,000	36,988
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Series C
5.25%, 08/01/40	10,000	6,100
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A-1
5.00%, 08/01/43	20,000	8,100
5.25%, 08/01/43	10,000	4,100
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A
5.25%, 08/01/27	5,000	2,062
5.50%, 08/01/28	60,000	25,050
18.55%, 08/01/32Ω	85,000	33,153
16.40%, 08/01/33Ω	25,000	6,698
5.50%, 08/01/37	65,000	26,975
5.75%, 08/01/37	45,000	18,900
5.38%, 08/01/39	35,000	14,438
6.38%, 08/01/39	5,000	2,144
5.50%, 08/01/42	120,000	49,800
6.00%, 08/01/42	100,000	42,500
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series C
11.38%, 08/01/37Ω	10,000	956
5.38%, 08/01/38	15,000	6,187
6.00%, 08/01/39	35,000	14,875
5.25%, 08/01/41	100,000	41,000
State of California, General Obligation
7.95%, 03/01/36	265,000	321,750
7.55%, 04/01/39	85,000	130,223
7.35%, 11/01/39	400,000	589,180
7.60%, 11/01/40	800,000	1,244,648
State of Illinois, General Obligation
7.35%, 07/01/35	375,000	410,085

Total Municipal Bonds (Cost $12,570,044)		12,903,051

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Option — 0.0%
10-Year U.S. Treasury Note, Strike Price $129.75, Expires 04/22/16 (MLCS)	36	33,750

Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $127.50, Expires 04/22/16 (MLCS)	29	906
10-Year U.S. Treasury Note, Strike Price $129.00, Expires 04/22/16 (MLCS)	29	3,625
Long U.S. Treasury Bond, Strike Price $156.00, Expires 04/22/16 (MLCS)	11	516
Long U.S. Treasury Bond, Strike Price $159.00, Expires 04/22/16 (MLCS)	29	4,984

		10,031

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 1.15%, Expires 07/15/16 (GSC)	$2,700,000,000	2,365
3-Month LIBOR, Strike Price 1.25%, Expires 07/05/16 (CITI)	12,840,000,000	4,789
3-Month LIBOR, Strike Price 2.58%, Expires 05/12/16 (MSCS)	170,000,000	11
3-Month LIBOR, Strike Price 2.58%, Expires 05/23/16 (MSCS)	380,000,000	81

See Notes to Schedules of Investments.	55

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
3-Month LIBOR, Strike Price 2.91%, Expires 08/20/18 (MSCS)	$160,000,000	$76,771
3-Month LIBOR, Strike Price 2.94%, Expires 05/22/48 (GSC)	50,000,000	22,902

		106,919

Total Purchased Options (Cost $501,064)		150,700

	Par
U.S. TREASURY OBLIGATIONS — 25.2%
U.S. Treasury Bills
0.27%, 04/14/16ΩΔ	1,900,000	1,899,818
0.24%, 04/21/16ΩΔ	100,000	99,987
0.15%, 04/28/16Ω	4,000,000	3,999,565

		5,999,370

U.S. Treasury Bonds
4.38%, 11/15/39Δ	200,000	269,211
3.00%, 05/15/42Δ	2,200,000	2,389,407
2.75%, 08/15/42Δ	600,000	619,723
2.75%, 11/15/42	4,130,000	4,258,980
2.88%, 05/15/43	10,760,000	11,340,868
3.63%, 08/15/43‡‡	5,300,000	6,438,774
3.75%, 11/15/43	2,000,000	2,484,726
3.38%, 05/15/44	12,740,000	14,772,425
3.13%, 08/15/44	4,500,000	4,979,354
3.00%, 11/15/44Δ	4,300,000	4,641,312
2.50%, 02/15/45	600,000	585,199
3.00%, 05/15/45	900,000	970,875
2.88%, 08/15/45	4,500,000	4,733,613
3.00%, 11/15/45	3,720,000	4,016,145
2.50%, 02/15/46Δ	2,660,000	2,593,707

		65,094,319

U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/17	600,000	633,196
0.13%, 04/15/18Δ	2,400,000	2,504,076
1.13%, 01/15/21Δ	1,800,000	2,085,052
0.13%, 01/15/22	500,000	531,635
0.13%, 07/15/22Δ	6,800,000	7,134,428
0.13%, 01/15/23	200,000	207,181
0.38%, 07/15/23Δ	2,040,000	2,141,345
0.63%, 01/15/24	2,240,000	2,370,627
0.13%, 07/15/24	12,350,000	12,378,313
0.25%, 01/15/25	1,000,000	1,009,476
2.38%, 01/15/25	300,000	449,428
0.38%, 07/15/25	6,350,000	6,486,977
0.63%, 01/15/26	3,840,000	4,005,478
2.38%, 01/15/27	500,000	718,224
1.75%, 01/15/28	8,000,000	10,502,197
2.50%, 01/15/29Δ	7,100,000	9,853,137
2.13%, 02/15/40	1,480,000	2,076,215
1.38%, 02/15/44Δ	2,320,000	2,645,712
0.75%, 02/15/45	3,610,000	3,522,189
1.00%, 02/15/46Δ	2,330,000	2,433,027

		73,687,913

U.S. Treasury Notes
0.25%, 05/15/16	2,388,000	2,387,911
0.63%, 11/30/17	1,390,000	1,387,991
0.75%, 01/31/18Δ	4,300,000	4,301,681
1.50%, 08/31/18	1,410,000	1,434,124
1.50%, 12/31/18Δ	2,800,000	2,850,915
1.63%, 07/31/19	760,000	776,759
1.63%, 12/31/19Δ	4,470,000	4,565,336
1.38%, 04/30/20	250,000	252,627
1.63%, 06/30/20	1,100,000	1,122,043
1.63%, 07/31/20	4,100,000	4,181,840
1.38%, 08/31/20	80,000	80,769
1.38%, 09/30/20	30,000	30,255
2.63%, 11/15/20	670,000	712,726
1.75%, 12/31/20	60,000	61,472
1.13%, 02/28/21	30,000	29,879
2.00%, 10/31/21	1,770,000	1,830,118
2.13%, 12/31/21	19,450,000	20,232,182
1.75%, 03/31/22	4,040,000	4,112,829
1.88%, 05/31/22Δ	2,400,000	2,459,765
2.00%, 07/31/22	800,000	825,109
1.75%, 09/30/22	1,100,000	1,117,080
2.00%, 11/30/22	7,090,000	7,306,302
1.50%, 02/28/23Δ	9,320,000	9,294,519
1.50%, 03/31/23	2,300,000	2,292,723
2.25%, 11/15/24	3,590,000	3,743,627
2.00%, 08/15/25	1,550,000	1,580,031
1.63%, 02/15/26Δ	3,610,000	3,557,684

		82,528,297

Total U.S. Treasury Obligations (Cost $220,424,879)		227,309,899

	Shares
PREFERRED STOCK — 0.1%
GMAC Capital Trust I
8.125%, 02/15/40† (Cost $592,347)	23,879	585,274

MONEY MARKET FUNDS — 10.5%
GuideStone Money Market Fund (Investor Class)¥	50,048,687	50,048,687
Northern Institutional Liquid Assets Portfolio§	44,452,506	44,452,506

Total Money Market Funds (Cost $94,501,193)		94,501,193

TOTAL INVESTMENTS — 117.9% (Cost $1,059,358,947)		1,064,055,066

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $130.00, Expires 04/26/16 (MSCS)	(22)	(17,187)
10-Year U.S. Treasury Note, Strike Price $130.50, Expires 04/25/16 (MLCS)	(27)	(13,922)
10-Year U.S. Treasury Note, Strike Price $132.00, Expires 05/20/16 (MLCS)	(62)	(22,281)

56	See Notes to Schedules of Investments.

	Number of Contracts	Value
Long U.S. Treasury Bond, Strike Price $167.00, Expires 04/22/16 (GSC)	(18)	$(11,250)
Long U.S. Treasury Bond, Strike Price $168.00, Expires 04/22/16 (MLCS)	(25)	(10,547)
Long U.S. Treasury Bond, Strike Price $170.00, Expires 05/20/16 (WF)	(47)	(34,516)

	Notional Amount
Australia Dollar vs. U.S. Dollar, Strike Price $0.74, Expires 04/06/2016 (HSBC)	$(400,000)	(9,554)
Australia Dollar vs. U.S. Dollar, Strike Price $0.75, Expires 04/21/2016 (BAR)	(600,000)	(14,146)
Australia Dollar vs. U.S. Dollar, Strike Price $0.75, Expires 04/22/2016 (CITI)	(1,100,000)	(23,808)
Euro vs. U.S. Dollar, Strike Price $1.13, Expires 04/29/2016 (UBS)	(1,000,000)	(20,197)
Euro vs. U.S. Dollar, Strike Price $1.13, Expires 05/04/2016 (JPM)	(2,000,000)	(39,735)
Euro vs. U.S. Dollar, Strike Price $1.14, Expires 04/28/2016 (UBS)	(3,000,000)	(37,752)
Euro-Bund, Strike Price $164.50, Expires 04/22/16 (CITI)	(17,000)	7,334
Euro-Bund, Strike Price $165.00, Expires 04/22/16 (CITI)	(21,000)	8,275
U.S. Dollar vs. Canadian Dollar, Strike Price $1.37, Expires 04/05/2016 (HSBC)	(800,000)	(44,801)
U.S. Dollar vs. Canadian Dollar, Strike Price $1.37, Expires 04/21/2016 (CITI)	(1,200,000)	(68,495)
U.S. Dollar vs. Mexican Peso, Strike Price $18.05, Expires 04/13/2016 (CS)	(1,100,000)	(786)
U.S. Dollar vs. Mexican Peso, Strike Price $18.30, Expires 04/14/2016 (CS)	(900,000)	(308)
U.S. Dollar vs. Mexican Peso, Strike Price $18.30, Expires 05/03/2016 (JPM)	(1,000,000)	(2,491)
U.S. Dollar vs. Mexican Peso, Strike Price $18.30, Expires 05/05/2016 (JPM)	(1,100,000)	(3,155)

		(359,322)

Call Swaptions — 0.0%
6-Month EURIBOR, Strike Price 0.45%, Expires 06/15/16 (GSC)	(40,000,000)	(2,161)
6-Month EURIBOR, Strike Price 0.45%, Expires 06/15/16 (CITI)	(190,000,000)	(10,266)

		(12,427)

	Number of Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $126.50, Expires 04/22/16 (MLCS)	(27)	$(422)
10-Year U.S. Treasury Note, Strike Price $129.25, Expires 04/26/16 (MSCS)	(21)	(3,609)
10-Year U.S. Treasury Note, Strike Price $129.50, Expires 04/22/16 (MSCS)	(33)	(7,219)

	Notional Amount
Euro vs. U.S. Dollar, Strike Price $1.10, Expires 04/28/2016 (UBS)	$(2,900,000)	(3,755)
Euro vs. U.S. Dollar, Strike Price $1.10, Expires 05/03/2016 (CS)	(100,000)	(166)
Euro-Bund, Strike Price $160.50, Expires 04/22/16 (CITI)	(18,000)	4,489
Euro-Bund, Strike Price $161.00, Expires 04/22/16 (CITI)	(32,000)	11,758
Euro-Bund, Strike Price $161.00, Expires 05/26/16 (CITI)	(17,000)	143
Euro-Bund, Strike Price $162.00, Expires 04/22/16 (CITI)	(35,000)	(1,229)
U.S. Dollar vs. Russian Ruble, Strike Price $87.00, Expires 12/08/16 (HKSB)	(700)	(19,709)

		(19,719)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 2.00%, Expires 04/25/16 (MSCS)	(430,000,000)	(1,097)
3-Month LIBOR, Strike Price 2.02%, Expires 04/11/16 (JPM)	(210,000,000)	(11)
3-Month LIBOR, Strike Price 2.50%, Expires 05/12/16 (MSCS)	(1,580,000,000)	(3)
3-Month LIBOR, Strike Price 2.50%, Expires 05/23/16 (MSCS)	(3,680,000,000)	(30)
3-Month LIBOR, Strike Price 2.80%, Expires 08/20/18 (MSCS)	(710,000,000)	(52,751)
3-Month LIBOR, Strike Price 2.80%, Expires 08/22/23 (GSC)	(230,000,000)	(17,088)
6-Month EURIBOR, Strike Price 0.95%, Expires 06/15/16 (GSC)	(40,000,000)	(607)
6-Month EURIBOR, Strike Price 0.95%, Expires 06/15/16 (CITI)	(190,000,000)	(2,884)
Dow Jones iTraxx, Strike Price $1.20, Expires 04/20/16 (BAR)	(190,000,000)	(17)

See Notes to Schedules of Investments.	57

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
Dow Jones iTraxx, Strike Price $1.30, Expires 04/20/16 (BNP)	$(460,000,000)	$(19)

		(74,507)

Total Written Options (Premiums received $(731,792))		(465,975)

	Par
TBA SALE COMMITMENTS — (0.8)%
Federal National Mortgage Association
3.50%, 04/01/46 TBA	$(2,600,000)	(2,721,469)
3.00%, 05/01/46 TBA	(1,000,000)	(1,023,672)
Government National Mortgage Association
3.00%, 04/15/43 TBA	(3,000,000)	(3,102,187)

Total TBA Sale Commitments (Cost $(6,829,313))		(6,847,328)

Liabilities in Excess of Other Assets — (17.1)%		(153,991,312)

NET ASSETS — 100.0%		$902,750,451

58	See Notes to Schedules of Investments.

Swap agreements outstanding at March 31, 2016:

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection
03/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	430,000	$(3,261)	MLCS	$(1,683)
03/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	220,000	(1,668)	MLCS	(805)
03/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	190,000	(1,439)	MLCS	(1,139)
03/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	190,000	(1,439)	MLCS	(1,057)
03/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	180,000	(1,365)	MLCS	(1,104)
03/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	140,000	(1,061)	MLCS	(602)
03/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	130,000	(985)	MLCS	(853)
03/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(909)	JPM	(673)
03/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(911)	MLCS	(777)
03/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	80,000	(606)	MLCS	(413)
03/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	60,000	(455)	JPM	(320)
03/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	20,000	(152)	MLCS	(75)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	950,000	(6,604)	MLCS	(6,604)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	250,000	(1,738)	CITI	(667)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	210,000	(1,460)	MLCS	(510)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(831)	DEUT	(340)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(831)	CITI	(331)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(834)	MLCS	164
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	80,000	(554)	MLCS	234
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	60,000	(416)	CITI	(169)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	60,000	(417)	MLCS	(174)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	50,000	(348)	JPM	(126)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	30,000	(209)	BOA	(93)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	20,000	(139)	BOA	(53)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	10,000	(70)	JPM	(30)
09/20/20	Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	USD	300,000	(4,344)	GSC	(7,801)
12/20/20	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	340,000	1,868	JPM	1,298

See Notes to Schedules of Investments.	59

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
12/20/20	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	300,000	$1,649	BOA	$(28)
12/20/20	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	270,000	1,484	CITI	(751)
12/20/20	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	100,000	550	JPM	(249)
12/20/20	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	90,000	495	JPM	(290)
12/20/20	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	60,000	330	CITI	(70)
12/20/20	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	60,000	330	JPM	10

					$(26,340)		$(26,081)

Maturity Date	Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
05/20/17	Federated Republic of Brazil, 12.50% due 03/06/30	0.85%	(1.04)%	USD	1,000,000	$6,011	DEUT	$6,011
12/20/17	Volkswagon International, 5.375% due 05/22/18	1.03%	0.00%	EUR	900,000	(269)	JPM	13,831
12/20/18	Goldman Sachs Group, Inc., 5.95% due 01/18/18	0.68%	(1.00)%	USD	700,000	6,644	MSCS	2,059

						$12,386		$21,901

Maturity Date	Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
01/17/47	CMBX.NA.AAA.1 Index	0.00%	(0.50)%	USD	1,700,000	$(51,897)	GSC	$23,393
10/17/57	CMBX.NA.AAA.1 Index	0.00%	(0.50)%	USD	1,700,000	(75,007)	GSC	27,376
10/17/57	CMBX.NA.AAA.1 Index	0.00%	(0.50)%	USD	1,700,000	(75,067)	DEUT	41,344

						$(201,971)		$92,113

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
06/17/16	U.S. Federal Funds Rate	(0.50)%	USD	6,700,000	$(24,075)	MSCS	$(16,772)
11/07/16	MXN-TIIE-Banxico	3.91%	MXN	15,260,000	(3,240)	DEUT	(3,240)
11/08/16	MXN-TIIE-Banxico	3.92%	MXN	6,490,000	(1,556)	MSCS	(1,556)
11/09/16	MXN-TIIE-Banxico	3.92%	MXN	13,130,000	(2,803)	MLCS	(2,803)
01/02/17	Brazil CETIP Interbank Deposit	12.27%	BRL	20,000	(62)	DEUT	(62)
01/02/17	Brazil CETIP Interbank Deposit	12.65%	BRL	10,000	(6)	DEUT	(6)
03/07/17	3-Month KORIBOR	2.88%	KRW	706,340,000	8,584	MLCS	8,584
10/15/17	3-Month KORIBOR	2.53%	KRW	3,619,650,000	44,257	DEUT	44,257
10/28/17	3-Month KORIBOR	2.17%	KRW	382,410,000	4,198	CITI	4,198
12/16/17	6-Month LIBOR	(1.50)%	GBP	6,700,000	(144,354)	RBS	(129,362)

60	See Notes to Schedules of Investments.

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
06/15/18	6-Month LIBOR	(1.00)%	GBP	4,000,000	$(21,369)	DEUT	$(35,498)
09/21/18	6-Month LIBOR	(1.25)%	GBP	11,400,000	(131,806)	BAR	(31,236)
09/21/18	6-Month LIBOR	(1.50)%	GBP	900,000	(16,796)	GSC	(15,338)
11/14/18	3-Month KLIBOR	(3.88)%	MYR	860,000	(1,498)	DEUT	(1,498)
11/19/18	3-Month KLIBOR	(3.92)%	MYR	960,000	(1,998)	MLCS	(1,998)
12/11/18	3-Month KLIBOR	(3.97)%	MYR	1,570,000	(3,987)	JPM	(3,987)
05/15/19	3-Month LIBOR	(1.50)%	USD	17,700,000	(51,489)	CS	(46,037)
12/16/19	3-Month LIBOR	(2.00)%	USD	3,500,000	(142,210)	CS	(126,085)
02/05/20	MXN-TIIE-Banxico	5.27%	MXN	200,000,000	104,857	MSCS	113,075
06/02/20	3-Month LIBOR	5.62%	MXN	12,200,000	13,924	UBS	8,111
09/22/20	MXN-TIIE-Banxico	5.50%	MXN	14,800,000	18,687	DEUT	18,687
12/16/20	3-Month LIBOR	(2.00)%	USD	13,600,000	(594,861)	CS	(653,905)
09/21/21	MXN-TIIE-Banxico	6.07%	MXN	5,400,000	5,599	BNP	5,599
11/17/21	MXN-TIIE-Banxico	5.43%	MXN	30,100,000	207	UBS	11,699
01/07/22	MXN-TIIE-Banxico	(5.38)%	MXN	26,200,000	(5,993)	JPM	(11,003)
06/07/22	MXN-TIIE-Banxico	6.00%	MXN	40,800,000	56,934	UBS	28,934
09/02/22	MXN-TIIE-Banxico	5.50%	MXN	46,400,000	(9,767)	BNP	75,903
09/16/22	MXN-TIIE-Banxico	5.97%	MXN	17,700,000	34,107	BAR	34,107
12/16/22	3-Month LIBOR	(2.25)%	USD	49,400,000	(3,058,468)	CS	(3,456,129)
01/12/23	MXN-TIIE-Banxico	5.83%	MXN	20,400,000	11,321	MSCS	(5,828)
08/14/23	3-Month KLIBOR	(4.49)%	MYR	220,000	(2,426)	DEUT	(2,426)
09/26/23	3-Month KLIBOR	(4.33)%	MYR	370,000	(2,996)	JPM	(2,996)
11/15/23	3-Month KLIBOR	(4.45)%	MYR	600,000	(6,165)	CITI	(6,165)
01/08/24	3-Month KORIBOR	(3.47)%	KRW	172,160,000	(22,852)	JPM	(22,852)
01/15/24	3-Month KORIBOR	(3.45)%	KRW	71,390,000	(9,315)	JPM	(9,315)
11/13/24	6-Month LIBOR	(2.45)%	GBP	1,200,000	(159,487)	JPM	(159,396)
08/05/25	3-Month LIBOR	(2.35)%	USD	4,000,000	(275,231)	MSCS	(275,231)
12/16/25	3-Month LIBOR	(2.50)%	USD	1,500,000	(127,868)	CS	(150,627)
01/30/26	MXN-TIIE-Banxico	5.99%	MXN	2,400,000	1,029	GSC	356
06/15/26	3-Month LIBOR	(2.50)%	USD	2,600,000	(136,816)	CS	(124,022)
11/29/29	MXN-TIIE-Banxico	6.77%	MXN	23,400,000	47,149	BAR	47,149
01/14/30	United Kingdom Retail Price Index	3.14%	GBP	1,410,000	77,405	GSC	77,405
06/15/31	3-Month LIBOR	2.50%	USD	2,900,000	218,221	DEUT	29,930
12/18/43	3-Month LIBOR	(3.00)%	USD	2,700,000	(528,036)	MLCS	(973,122)
12/15/44	United Kingdom Retail Price Index	(3.53)%	GBP	100,000	31,018	CS	30,220
12/15/44	United Kingdom Retail Price Index	3.45%	GBP	100,000	18,699	CS	19,044
12/16/45	3-Month LIBOR	(2.75)%	USD	17,800,000	(2,582,184)	CS	(3,204,782)
06/15/46	3-Month LIBOR	(2.50)%	USD	3,700,000	(288,004)	CS	(91,417)
06/15/46	3-Month LIBOR	(2.50)%	USD	900,000	(73,528)	CS	(34,769)

					$(7,735,050)		$(9,042,205)

Total Swap agreements outstanding at March 31, 2016					$(7,950,975)		$(8,954,272)

See Notes to Schedules of Investments.	61

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$8,570,637	$—	$8,570,637	$—
Asset-Backed Securities	41,671,258	—	32,723,719	8,947,539
Commercial Paper	1,499,976	—	1,499,976	—
Corporate Bonds	206,773,236	—	204,474,734	2,298,502
Foreign Bonds:
Australia	3,862,703	—	3,862,703	—
Austria	236,813	—	236,813	—
Belgium	866,000	—	866,000	—
Bermuda	752,858	—	752,858	—
Brazil	1,716,617	—	1,716,617	—
Canada	1,251,620	—	1,251,620	—
Cayman Islands	1,050,040	—	1,050,040	—
Chile	2,011,412	—	2,011,412	—
China	1,579,105	—	1,579,105	—
Colombia	1,501,838	—	1,501,838	—
Costa Rica	181,250	—	181,250	—
Dominican Republic	595,723	—	561,937	33,786
France	10,362,707	—	10,362,707	—
Germany	1,803,200	—	1,803,200	—
Greece	830,242	—	830,242	—
Iceland	15	—	—	15
India	539,360	—	539,360	—
Indonesia	1,442,333	—	1,442,333	—
Ireland	2,653,392	—	2,653,392	—
Israel	2,352,250	—	2,352,250	—
Italy	4,308,783	—	4,308,783	—
Japan	2,655,155	—	2,655,155	—
Jersey	2,646,883	—	2,646,883	—
Jordan	1,263,169	—	1,263,169	—
Luxembourg	1,131,705	—	1,131,705	—
Mexico	14,064,368	—	14,064,368	—
Morocco & Antilles	431,588	—	431,588	—
Netherlands	11,587,136	—	11,587,136	—
Peru	634,575	—	634,575	—
Poland	4,455,532	—	4,455,532	—
Russia	928,770	—	928,770	—
South Korea	5,167,929	—	5,167,929	—
Spain	1,846,080	—	1,846,080	—
Supranational	398,594	—	398,594	—
Sweden	1,597,834	—	1,597,834	—
Switzerland	5,755,641	—	5,755,641	—
Turkey	2,216,972	—	785,869	1,431,103
United Kingdom	12,507,517	—	12,507,517	—
Virgin Islands (British)	1,035,216	—	1,035,216	—
Foreign Government Inflation-Linked Bond	1,359,002	—	—	1,359,002
Loan Agreement	311,804	—	311,804	—
Money Market Funds	94,501,193	94,501,193	—	—
Mortgage-Backed Securities	358,196,111	—	351,305,027	6,891,084

62	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds	$12,903,051	$—	$12,903,051	$—
Preferred Stock	585,274	585,274	—	—
Purchased Options	150,700	43,781	106,919	—
U.S. Treasury Obligations	227,309,899	—	227,309,899	—

Total Assets — Investments in Securities	$1,064,055,066	$95,130,248	$947,963,787	$20,961,031

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(6,847,328)	$—	$(6,847,328)	$—
Written Options	(465,975)	(90,183)	(375,792)	—

Total Liabilities — Investments in Securities	$(7,313,303)	$(90,183)	$(7,223,120)	$—

Other Financial Instruments***
Futures Contracts	$(2,205,208)	$(2,205,208)	$—	$—
Forward Foreign Currency Contracts	(1,537,773)	—	(1,537,773)	—
Swap Agreements	(7,950,975)	—	(7,950,975)	—

Total Liabilities — Other Financial Instruments	$(11,693,956)	$(2,205,208)	$(9,488,748)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 2 as of March 31, 2016 is $(19,709).

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, foreign government inflation-linked note and mortgage-backed securities are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Schedules of Investments.	63

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Foreign Government Inflation- Linked Note	Mortgage-Backed Securities
Balance, 12/31/15	$18,774,556	$6,817,202	$313,338	$1,500,945	$—	$10,143,071
Accrued discounts/premiums	7,047	4,013	10	(411)	—	3,435
Realized gain (loss)	(72,441)	5,405	(75,889)	(385)	—	(1,572)
Change in unrealized appreciation (depreciation)	(1,543,290)	(14,574)	80,449	(11,987)	—	(1,597,178)
Purchases	2,739,915	2,740,000	—	—	—	(85)
Sales	(1,118,348)	(1,061,303)	—	(57,045)	—	—
Transfers in to Level 3(1)	4,323,591	950,208	1,980,594	33,787	1,359,002	—
Transfers out of Level 3(2)	(1,947,010)	(350,380)	—	—	—	(1,596,630)
Maturities	—	—	—	—	—	—
Paydowns	(202,989)	(143,032)	—	—	—	(59,957)

Balance, 03/31/16	$20,961,031	$8,947,539	$2,298,502	$1,464,904	$1,359,002	$6,891,084

(1)

Transfers in to Level 3 represent the value of securities at March 31, 2016 that were transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

(2)

Transfers out of Level 3 represent the value of securities at March 31, 2016 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

64	See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 1.2%
Citibank Credit Card Issuance Trust Series 2007-A3
6.15%, 06/15/39
(Cost $3,030,655)	$2,300,000	$3,154,715

CORPORATE BONDS — 52.9%
21st Century Fox America, Inc.
4.75%, 09/15/44	1,847,000	1,919,402
AbbVie, Inc.
4.70%, 05/14/45	1,154,000	1,232,072
AES Corporation
4.88%, 05/15/23	145,000	140,287
Aflac, Inc.
6.45%, 08/15/40	3,005,000	3,764,162
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	105,000	112,088
Alcoa, Inc.
5.87%, 02/23/22	10,000	10,047
6.75%, 01/15/28Δ	235,000	230,230
5.95%, 02/01/37	85,000	72,675
Ally Financial, Inc.
8.00%, 11/01/31	177,000	202,665
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	456,780	507,535
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 07/15/25Δ	725,000	726,812
American International Group, Inc.
4.38%, 01/15/55	3,170,000	2,784,100
Andarko Holding Co.
7.15%, 05/15/28	250,000	257,910
Antero Resources Corporation
5.38%, 11/01/21	125,000	116,250
5.13%, 12/01/22	35,000	31,938
Anthem, Inc.
6.38%, 06/15/37	1,208,000	1,468,845
Apple, Inc.
4.38%, 05/13/45	676,000	709,591
AT&T, Inc.
4.50%, 05/15/35	529,000	523,303
4.30%, 12/15/42	1,242,000	1,141,161
4.35%, 06/15/45	1,120,000	1,030,103
4.75%, 05/15/46	3,279,000	3,211,157
Bank of America Corporation
6.11%, 01/29/37	900,000	1,038,092
Bank of America NA
6.00%, 10/15/36	2,900,000	3,531,634
Barrick North America Finance LLC
5.70%, 05/30/41	2,582,000	2,259,343
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONV	140,000	139,388
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.85%, 06/01/34	942,217	904,057
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	879,000	904,198
California Institute of Technology
4.70%, 11/01/11	2,010,000	2,070,268
CBS Corporation
4.60%, 01/15/45	1,000,000	942,813
CenturyLink, Inc.
6.45%, 06/15/21Δ	260,000	264,711
6.88%, 01/15/28	65,000	55,331
7.65%, 03/15/42	295,000	244,850
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	25,000	9,875
6.88%, 11/15/20	15,000	5,962
4.88%, 04/15/22	70,000	24,850
5.75%, 03/15/23	20,000	6,900
2.50%, 05/15/37 CONV	275,000	176,688
2.25%, 12/15/38 CONV	50,000	20,500
Ciena Corporation
3.75%, 10/15/18 CONV 144A	155,000	184,062
Citigroup, Inc.
4.60%, 03/09/26	618,000	634,916
8.13%, 07/15/39	1,997,000	2,963,528
Cliffs Natural Resources, Inc.
8.00%, 09/30/20 144AΔ	55,000	23,375
Comcast Corporation
4.20%, 08/15/34	2,000,000	2,118,132
4.50%, 01/15/43Δ	1,460,000	1,605,358
ConocoPhillips Co.
4.30%, 11/15/44Δ	1,983,000	1,721,393
Continental Airlines 1999-2 Class B Pass-Through Trust
7.57%, 09/15/21	4,487	4,515
Continental Resources, Inc.
4.50%, 04/15/23	10,000	8,412
3.80%, 06/01/24Δ	65,000	51,675
Corning, Inc.
7.25%, 08/15/36	850,000	963,033
Cummins, Inc.
5.65%, 03/01/98	1,620,000	1,729,306
CVS Health Corporation
5.13%, 07/20/45	240,000	279,063
Darden Restaurants, Inc.
6.00%, 08/15/35Δ	990,000	940,667
DCP Midstream LLC
6.45%, 11/03/36 144A	490,000	315,261
Devon Energy Corporation
5.00%, 06/15/45Δ	970,000	726,356
Dillard’s, Inc.
7.00%, 12/01/28	500,000	549,872
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,397,263
DPL, Inc.
6.75%, 10/01/19Δ	173,000	175,595
Enbridge Energy Partners LP
7.38%, 10/15/45	1,000,000	1,010,692
Energy Transfer Partners LP
5.15%, 03/15/45	1,128,000	879,744
Enterprise Products Operating LLC
5.10%, 02/15/45	595,000	579,661
4.95%, 10/15/54	515,000	448,745
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,186,250
Ford Motor Co.
6.63%, 10/01/28	680,000	827,264
6.38%, 02/01/29	1,255,000	1,473,944

See Notes to Schedules of Investments.	65

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Freeport-McMoRan, Inc.
5.45%, 03/15/43Δ	$160,000	$98,800
FTS International, Inc.
6.25%, 05/01/22	90,000	10,350
General Electric Co.
6.75%, 03/15/32	573,000	780,762
5.88%, 01/14/38	150,000	195,831
General Motors Co.
5.20%, 04/01/45	30,000	28,202
6.75%, 04/01/46	55,000	62,737
General Motors Financial Co., Inc.
3.45%, 04/10/22	130,000	127,815
5.25%, 03/01/26	250,000	261,977
Genworth Holdings, Inc.
4.90%, 08/15/23Δ	115,000	85,962
4.80%, 02/15/24Δ	45,000	33,188
6.50%, 06/15/34Δ	50,000	33,750
Global Marine, Inc.
7.00%, 06/01/28Δ	20,000	9,600
Goldman Sachs Group, Inc.
6.75%, 10/01/37	500,000	599,038
Halliburton Co.
5.00%, 11/15/45	1,722,000	1,686,821
HCA, Inc.
7.58%, 09/15/25	1,000,000	1,090,000
7.05%, 12/01/27	500,000	515,000
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 144A	135,000	132,675
HSBC Bank USA NA
7.00%, 01/15/39	3,498,000	4,372,483
Intel Corporation
3.25%, 08/01/39 CONV	1,155,000	1,839,343
International Paper Co.
8.70%, 06/15/38	2,643,000	3,697,615
iStar, Inc.
7.13%, 02/15/18	180,000	182,925
Jefferies Group LLC
6.45%, 06/08/27	50,000	52,804
3.88%, 11/01/29 CONV	65,000	64,025
6.25%, 01/15/36	185,000	179,102
6.50%, 01/20/43	1,990,000	1,778,135
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	271,784
5.60%, 07/15/41	2,547,000	3,134,376
4.95%, 06/01/45	1,912,000	2,026,011
KB Home
1.38%, 02/01/19 CONV	95,000	88,112
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	252,178
Kinder Morgan, Inc.
5.55%, 06/01/45	2,218,000	1,977,870
Kraft Heinz Foods Co.
6.88%, 01/26/39	267,000	342,198
6.50%, 02/09/40	1,000,000	1,251,867
5.20%, 07/15/45 144A	655,000	735,743
Level 3 Communications, Inc.
5.75%, 12/01/22	65,000	66,706
Level 3 Financing, Inc.
5.63%, 02/01/23	430,000	441,825
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,638,595
Lockheed Martin Corporation
4.70%, 05/15/46	1,238,000	1,390,035
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	236,852
Marathon Petroleum Corporation
5.00%, 09/15/54	1,241,000	974,876
Masco Corporation
7.75%, 08/01/29	275,000	311,438
6.50%, 08/15/32	55,000	56,238
McDonald’s Corporation
4.88%, 12/09/45	1,520,000	1,667,252
Medtronic, Inc.
4.63%, 03/15/45	1,852,000	2,077,970
MetLife, Inc.
5.88%, 02/06/41	500,000	599,748
6.40%, 12/15/66	310,000	321,005
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	85,000	87,869
Microsoft Corporation
4.45%, 11/03/45	1,566,000	1,741,369
Monsanto Co.
4.70%, 07/15/64	537,000	466,025
Morgan Stanley
4.75%, 11/16/18(A)	295,000	232,926
3.13%, 08/05/21(C)	235,000	186,509
4.10%, 05/22/23	300,000	309,850
6.25%, 08/09/26	600,000	715,816
4.35%, 09/08/26	410,000	422,806
4.30%, 01/27/45	1,092,000	1,103,354
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	46,187
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	126,236
Navient Corporation
5.00%, 06/15/18Δ	335,000	331,231
5.88%, 10/25/24Δ	30,000	25,575
5.63%, 08/01/33@	1,460,000	1,029,300
New Albertsons, Inc.
7.45%, 08/01/29Δ	55,000	50,188
8.70%, 05/01/30Δ	25,000	24,125
8.00%, 05/01/31	295,000	280,250
Newell Rubbermaid, Inc.
4.00%, 12/01/24	200,000	204,508
5.38%, 04/01/36Δ	317,000	340,074
Noble Energy, Inc.
5.05%, 11/15/44	1,016,000	868,350
Old Republic International Corporation
3.75%, 03/15/18 CONV	2,255,000	2,804,656
4.88%, 10/01/24	230,000	240,072
ON Semiconductor Corporation
1.00%, 12/01/20 CONV 144AΔ	85,000	76,288
ONEOK Partners LP
4.90%, 03/15/25Δ	20,000	18,876
6.20%, 09/15/43	5,000	4,566
Owens Corning
7.00%, 12/01/36	2,360,000	2,614,611
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,402,731
Phillips 66
4.65%, 11/15/34	1,271,000	1,264,677
4.88%, 11/15/44	1,000,000	1,005,644

66	See Notes to Schedules of Investments.

	Par	Value
Phillips 66 Partners LP
4.68%, 02/15/45Δ	$417,000	$347,573
Plains All American Pipeline LP
4.90%, 02/15/45	995,000	768,822
Priceline Group, Inc.
0.90%, 09/15/21 CONVΔ	110,000	110,687
Prudential Financial, Inc.
6.63%, 06/21/40	3,912,000	4,834,219
PulteGroup, Inc.
6.38%, 05/15/33Δ	1,000,000	1,025,000
Quicken Loans, Inc.
5.75%, 05/01/25 144A	125,000	121,875
Qwest Corporation
7.25%, 09/15/25	490,000	536,796
6.88%, 09/15/33	1,918,000	1,874,922
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	22,000	25,204
Sealed Air Corporation
4.88%, 12/01/22 144AΔ	10,000	10,400
Sempra Energy
6.00%, 10/15/39	991,000	1,134,993
SM Energy Co.
5.00%, 01/15/24Δ	15,000	10,458
Sprint Capital Corporation
6.88%, 11/15/28	1,025,000	753,375
8.75%, 03/15/32	20,000	15,750
Sprint Communications, Inc.
6.00%, 11/15/22Δ	40,000	29,450
Sprint Corporation
7.13%, 06/15/24	15,000	11,212
Tenet Healthcare Corporation
5.00%, 03/01/19	225,000	222,469
Textron, Inc.
6.63%, 04/07/20(U)	160,000	259,218
Time Warner Cable, Inc.
5.50%, 09/01/41	25,000	24,793
4.50%, 09/15/42	45,000	40,093
Time Warner, Inc.
4.85%, 07/15/45	1,039,000	1,061,065
Toro Co.
6.63%, 05/01/37@	300,000	349,924
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 144A	455,000	521,307
Tyson Foods, Inc.
5.15%, 08/15/44	895,000	1,004,573
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	111,582	114,930
United States Steel Corporation
6.65%, 06/01/37	95,000	53,675
University of Pennsylvania
4.67%, 09/01/12	3,234,000	3,470,606
US Airways 2012-1 Class A Pass-Through Trust
5.90%, 04/01/26	382,024	427,389
Verizon Communications, Inc.
6.00%, 04/01/41	2,593,000	3,110,635
4.86%, 08/21/46	717,000	759,158
5.01%, 08/21/54	491,000	494,686
4.67%, 03/15/55	580,000	559,238
Verizon Maryland LLC
5.13%, 06/15/33	150,000	151,393
Visa, Inc.
4.30%, 12/14/45	1,798,000	1,972,093
Wells Fargo & Co.
5.61%, 01/15/44	4,912,000	5,705,018
WestRock MWV LLC
7.55%, 03/01/47@	515,000	632,422
Weyerhaeuser Co.
6.88%, 12/15/33	580,000	661,789

Total Corporate Bonds (Cost $135,577,672)		145,603,373

FOREIGN BONDS — 18.9%
Australia — 2.1%
Barrick PD Australia Finance Proprietary, Ltd.
5.95%, 10/15/39	2,870,000	2,589,302
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	730,000	599,558
3.50%, 03/20/19(A)	60,000	47,884
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40	2,551,000	2,616,696

		5,853,440

Brazil — 0.2%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	558,279

Canada — 3.9%
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	745,000	562,475
Canadian Government Bond Residual STRIP
1.25%, 06/01/25(C)Ω	3,685,000	2,533,720
Glencore Finance Canada, Ltd.
6.00%, 11/15/41 144A	1,979,000	1,548,025
Ontario Generic Residual STRIP
2.87%, 03/08/29(C)Ω	4,600,000	2,464,148
Saskatchewan Residual STRIP
1.88%, 02/04/22(C)Ω	3,000,000	2,082,837
TransCanada PipeLines, Ltd.
6.20%, 10/15/37	1,541,000	1,625,971

		10,817,176

Cayman Islands — 0.1%
Transocean, Inc.
6.50%, 11/15/20Δ	5,000	3,525
7.13%, 12/15/21Δ	40,000	27,100
4.30%, 10/15/22	205,000	114,287
6.80%, 03/15/38	20,000	10,100

		155,012

Ireland — 2.0%
eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)	200,000	240,553
GE Capital International Funding Co.
4.42%, 11/15/35 144A	4,811,000	5,237,115

		5,477,668

See Notes to Schedules of Investments.	67

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Italy — 0.6%
Telecom Italia Capital SA
6.38%, 11/15/33	$755,000	$747,450
6.00%, 09/30/34	1,010,000	965,085

		1,712,535

Luxembourg — 0.7%
ArcelorMittal
8.00%, 10/15/39 STEP	215,000	188,125
7.75%, 03/01/41 STEPΔ	975,000	838,500
Tyco International Finance SA
5.13%, 09/14/45Δ	916,000	984,580

		2,011,205

Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144A	225,000	298,560

Mexico — 1.0%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	144,047
8.46%, 12/18/36(M)	12,000,000	676,472
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	1,404,454
10.00%, 12/05/24(M)	3,500,000	260,464
7.50%, 06/03/27(M)	3,500,000	225,237
8.50%, 05/31/29(M)	500,000	34,698
7.75%, 05/29/31(M)	1,000,000	65,382

		2,810,754

Netherlands — 2.8%
Cooperatieve Rabobank UA
4.63%, 12/01/23	2,996,000	3,167,683
5.25%, 05/24/41	1,023,000	1,223,438
Enel Finance International NV
6.80%, 09/15/37 144A	100,000	128,634
6.00%, 10/07/39 144A	500,000	588,820
Koninklijke Philips NV
6.88%, 03/11/38	2,000,000	2,380,154
Petrobras Global Finance BV
5.63%, 05/20/43Δ	120,000	78,000

		7,566,729

New Zealand — 0.3%
New Zealand Government Bond
5.00%, 03/15/19(Z)	945,000	708,276

Norway — 0.4%
Norway Government Bond
4.25%, 05/19/17 144A(K)	7,670,000	966,687
4.50%, 05/22/19 144A(K)	265,000	36,094
3.75%, 05/25/21 144A(K)	196,000	27,360

		1,030,141

Spain — 0.8%
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	83,070
7.05%, 06/20/36	1,720,000	2,183,709

		2,266,779

Supranational — 0.8%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,115,000	2,272,726

United Kingdom — 3.1%
Barclays PLC
3.65%, 03/16/25	2,700,000	2,537,479
5.25%, 08/17/45	1,494,000	1,510,391
Ensco PLC
5.75%, 10/01/44	2,434,000	1,207,872
Lloyds Banking Group PLC
5.30%, 12/01/45 144A	1,056,000	1,034,584
Standard Chartered PLC
5.70%, 03/26/44 144AΔ	2,492,000	2,266,305

		8,556,631

Total Foreign Bonds (Cost $53,842,468)		52,095,911

MUNICIPAL BONDS — 2.2%
State of Illinois, General Obligation
5.10%, 06/01/33	635,000	594,455
State of Illinois, General Obligation, Series B
5.52%, 04/01/38	425,000	395,263
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	4,912,000	5,044,231

Total Municipal Bonds (Cost $5,831,876)		6,033,949

U.S. TREASURY OBLIGATIONS — 19.8%
U.S. Treasury Bonds
2.75%, 11/15/42	1,200,000	1,237,476
2.88%, 05/15/43	1,691,000	1,782,287
3.13%, 08/15/44	21,663,000	23,970,608
3.00%, 11/15/44	4,206,400	4,540,283
3.00%, 05/15/45	3,852,000	4,155,345
2.88%, 08/15/45	10,639,000	11,191,313
3.00%, 11/15/45	3,105,000	3,352,186

		50,229,498

U.S. Treasury Note
2.13%, 05/15/25	4,178,000	4,307,827

Total U.S. Treasury Obligations (Cost $52,026,013)		54,537,325

	Shares
PREFERRED STOCKS — 0.1%
Alcoa, Inc.
5.38%, 10/01/17 CONVΔ	1,660	54,763
Chesapeake Energy Corporation
5.00%, 12/31/49 CONV	620	10,199
5.75%, 12/31/49 CONV 144AΔ	80	13,850
El Paso Energy Capital Trust I
4.75%, 03/31/28 CONV	5,350	228,927

Total Preferred Stocks (Cost $435,264)		307,739

68	See Notes to Schedules of Investments.

	Shares	Value
MONEY MARKET FUNDS — 6.1%
GuideStone Money Market Fund (Investor Class)¥	9,633,826	$9,633,826
Northern Institutional Liquid Assets Portfolio§	7,167,697	7,167,697

Total Money Market Funds (Cost $16,801,523)		16,801,523

TOTAL INVESTMENTS — 101.2% (Cost $267,545,471)		278,534,535
Liabilities in Excess of Other Assets — (1.2)%		(3,405,703)

NET ASSETS — 100.0%		$275,128,832

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$3,154,715	$—	$3,154,715	$—
Corporate Bonds	145,603,373	—	145,603,373	—
Foreign Bonds	52,095,911	—	52,095,911	—
Money Market Funds	16,801,523	16,801,523	—	—
Municipal Bonds	6,033,949	—	6,033,949	—
Preferred Stocks	307,739	307,739	—	—
U.S. Treasury Obligations	54,537,325	—	54,537,325	—

Total Assets — Investments in Securities	$278,534,535	$17,109,262	$261,425,273	$—

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2016.

See Notes to Schedules of Investments.	69

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Par	Value
CORPORATE BONDS — 44.5%
Activision Blizzard, Inc.
5.63%, 09/15/21 144A	$70,000	$73,938
6.13%, 09/15/23 144A	60,000	64,650
AECOM
5.75%, 10/15/22	55,000	57,338
5.88%, 10/15/24	55,000	56,650
AES Corporation
8.00%, 06/01/20Δ	350,000	399,000
7.38%, 07/01/21Δ	170,000	191,250
4.88%, 05/15/23Δ	1,710,000	1,654,425
Alcoa, Inc.
5.87%, 02/23/22	5,000	5,023
5.90%, 02/01/27	825,000	787,875
6.75%, 01/15/28	1,380,000	1,351,992
5.95%, 02/01/37	65,000	55,575
Ally Financial, Inc.
5.50%, 02/15/17	70,000	71,457
8.00%, 12/31/18	104,000	113,100
3.50%, 01/27/19	1,000,000	987,500
8.00%, 03/15/20	161,000	180,722
5.13%, 09/30/24Δ	920,000	945,300
8.00%, 11/01/31	345,000	395,025
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 07/15/25	1,840,000	1,844,600
American Airlines Group, Inc.
5.50%, 10/01/19 144AΔ	1,825,000	1,856,938
American Axle & Manufacturing, Inc.
6.63%, 10/15/22Δ	150,000	156,375
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	10,175
6.38%, 09/15/17	80,000	83,867
3.45%, 07/15/24Δ	135,000	120,432
4.50%, 07/15/44	215,000	169,257
Antero Resources Corporation
5.38%, 11/01/21	365,000	339,450
5.13%, 12/01/22	475,000	433,438
Anthem, Inc.
6.38%, 06/15/37	221,000	268,721
Argos Merger Sub, Inc.
7.13%, 03/15/23 144AΔ	350,000	372,925
Ashtead Capital, Inc.
5.63%, 10/01/24 144A	330,000	343,200
AT&T, Inc.
3.88%, 08/15/21	60,000	63,925
Atrium Windows & Doors, Inc.
7.75%, 05/01/19 144A	565,000	420,925
Atwood Oceanics, Inc.
6.50%, 02/01/20Δ	100,000	48,000
Avon Products, Inc.
8.70%, 03/15/43	115,000	76,475
Axiall Corporation
4.88%, 05/15/23Δ	20,000	19,612
Bank of America Corporation
5.49%, 03/15/19	100,000	109,133
4.25%, 10/22/26	100,000	101,706
6.05%, 06/01/34	700,000	832,725
6.11%, 01/29/37	1,300,000	1,499,467
6.50%, 10/29/49†Δ	920,000	950,774
5.20%, 12/29/49†Δ	300,000	276,375
Barrick North America Finance LLC
5.75%, 05/01/43	1,000,000	906,933
Beazer Homes USA, Inc.
7.25%, 02/01/23	50,000	39,250
Berry Petroleum Co. LLC
6.38%, 09/15/22Δ	60,000	11,100
Best Buy Co., Inc.
5.00%, 08/01/18Δ	3,455,000	3,610,475
Blue Cube Spinco, Inc.
10.00%, 10/15/25 144A	1,525,000	1,749,938
Blue Racer Midstream LLC
6.13%, 11/15/22 144AΔ	200,000	167,500
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONV	345,000	343,491
CalAtlantic Group, Inc.
0.25%, 06/01/19 CONV	140,000	124,600
California Resources Corporation
6.00%, 11/15/24	970,000	220,675
Calpine Corporation
5.88%, 01/15/24 144AΔ	304,000	320,720
Calumet Specialty Products Partners LP
6.50%, 04/15/21	230,000	164,450
Carrizo Oil & Gas, Inc.
6.25%, 04/15/23Δ	330,000	292,462
CBC Ammo LLC
7.25%, 11/15/21 144A	350,000	269,500
CCO Holdings LLC
7.00%, 01/15/19	230,000	234,641
5.38%, 05/01/25 144A	130,000	132,600
Celgene Corporation
5.00%, 08/15/45	680,000	738,207
Cemex Finance LLC
9.38%, 10/12/22	550,000	607,750
Centene Escrow Corporation
5.63%, 02/15/21 144A	300,000	313,500
6.13%, 02/15/24 144A	200,000	211,000
Century Intermediate Holding Co. 2 Cash coupon
9.75%, 02/15/19 PIK 144A	130,000	132,275
CenturyLink, Inc.
5.63%, 04/01/20	295,000	299,944
7.60%, 09/15/39	810,000	670,275
7.65%, 03/15/42	165,000	136,950
Chemours Co.
6.63%, 05/15/23 144A	1,055,000	865,100
7.00%, 05/15/25 144A	195,000	156,975
Chesapeake Energy Corporation
7.25%, 12/15/18	80,000	44,000
3.87%, 04/15/19†	20,000	7,850
6.63%, 08/15/20	145,000	57,275
6.88%, 11/15/20	75,000	29,812
6.13%, 02/15/21	665,000	259,350
4.88%, 04/15/22Δ	2,620,000	930,100
5.75%, 03/15/23	350,000	120,750
2.50%, 05/15/37 CONV	560,000	359,800
2.25%, 12/15/38 CONV	1,560,000	639,600

70	See Notes to Schedules of Investments.

	Par	Value
Ciena Corporation
0.88%, 06/15/17 CONV	$2,090,000	$2,061,262
3.75%, 10/15/18 CONV 144A	415,000	492,812
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	144,538
CIT Group, Inc.
5.00%, 08/15/22	500,000	507,185
5.00%, 08/01/23	670,000	675,025
Citigroup, Inc.
5.13%, 11/12/19(Z)	640,000	461,772
3.50%, 05/15/23Δ	1,305,000	1,306,753
5.35%, 04/29/49†Δ	360,000	332,550
5.95%, 12/29/49†	250,000	240,938
6.30%, 12/29/49†Δ	1,330,000	1,279,105
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/20	345,000	318,262
Cleaver-Brooks, Inc.
8.75%, 12/15/19 144A	110,000	104,500
Cliffs Natural Resources, Inc.
8.00%, 09/30/20 144AΔ	748,000	317,900
CME Group, Inc.
5.30%, 09/15/43	860,000	1,026,922
Comcast Corporation
5.15%, 03/01/20	170,000	191,388
Communications Sales & Leasing, Inc.
8.25%, 10/15/23	330,000	306,900
Compiler Finance Sub, Inc.
7.00%, 05/01/21 144A@	360,000	165,600
ConocoPhillips
6.50%, 02/01/39	20,000	21,937
Consolidated Communications, Inc.
6.50%, 10/01/22	60,000	52,650
Continental Airlines 2007-1 Class A Pass-Through Trust
5.98%, 10/19/23	430,758	476,526
Continental Airlines 2009-1 Pass-Through Trust
9.00%, 01/08/18	813,677	832,188
Continental Resources, Inc.
4.50%, 04/15/23	30,000	25,238
3.80%, 06/01/24Δ	130,000	103,350
4.90%, 06/01/44	370,000	277,500
Countrywide Financial Corporation
6.25%, 05/15/16	280,000	281,597
Crestwood Midstream Partners LP
6.00%, 12/15/20Δ	250,000	197,500
6.13%, 03/01/22	120,000	90,600
CSC Holdings LLC
6.75%, 11/15/21	210,000	216,195
5.25%, 06/01/24Δ	140,000	125,125
CST Brands, Inc.
5.00%, 05/01/23	170,000	172,975
CTR Partnership LP
5.88%, 06/01/21	500,000	505,000
Cummins, Inc.
5.65%, 03/01/98	860,000	918,027
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,415,538
DaVita HealthCare Partners, Inc.
5.13%, 07/15/24	90,000	91,069
Delta Air Lines 2007-1 Class B Pass-Through Trust
8.02%, 02/10/24	53,966	61,049
Dillard’s, Inc.
7.75%, 07/15/26	890,000	1,022,259
DISH DBS Corporation
5.88%, 07/15/22	600,000	570,000
5.00%, 03/15/23	410,000	362,850
5.88%, 11/15/24	1,510,000	1,391,088
DJO Finance LLC
8.13%, 06/15/21 144A	830,000	738,700
Dollar Tree, Inc.
5.75%, 03/01/23 144A	920,000	979,800
DPL, Inc.
6.75%, 10/01/19	390,000	395,850
DS Services of America, Inc.
10.00%, 09/01/21 144A	265,000	300,112
Eagle Spinco, Inc.
4.63%, 02/15/21	500,000	485,675
El Paso Natural Gas Co. LLC
8.63%, 01/15/22Δ	90,000	102,915
8.38%, 06/15/32	75,000	79,823
Embarq Corporation
8.00%, 06/01/36	995,000	963,100
Enbridge Energy Partners LP
5.88%, 10/15/25Δ	460,000	463,841
7.38%, 10/15/45	435,000	439,651
Enterprise Products Operating LLC
8.38%, 08/01/66†	60,000	47,475
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,362,566
First Cash Financial Services, Inc.
6.75%, 04/01/21	40,000	38,700
First Data Corporation
7.00%, 12/01/23 144A	260,000	263,575
FirstEnergy Corporation
7.38%, 11/15/31	185,000	225,250
Florida East Coast Holdings Corporation
6.75%, 05/01/19 144A	630,000	633,150
9.75%, 05/01/20 144A	40,000	29,000
Ford Motor Co.
6.63%, 10/01/28	850,000	1,034,080
4.75%, 01/15/43	530,000	533,746
Ford Motor Credit Co. LLC
4.39%, 01/08/26	3,085,000	3,273,919
Freeport-McMoRan, Inc.
3.55%, 03/01/22Δ	380,000	266,950
5.40%, 11/14/34	115,000	71,012
5.45%, 03/15/43Δ	1,800,000	1,111,500
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/21 144A	750,000	815,625
Frontier Communications Corporation
11.00%, 09/15/25 144A	295,000	297,581
7.88%, 01/15/27	405,000	324,000
FTS International, Inc.
6.25%, 05/01/22	210,000	24,150

See Notes to Schedules of Investments.	71

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
GameStop Corporation
5.50%, 10/01/19 144AΔ	$295,000	$284,306
Gates Global LLC
6.00%, 07/15/22 144A	195,000	167,700
General Electric Co.
6.75%, 09/26/16(Z)	150,000	105,433
3.15%, 09/07/22	95,000	101,375
6.75%, 03/15/32	30,000	40,878
6.88%, 01/10/39	161,000	233,597
General Motors Co.
6.25%, 10/02/43	840,000	900,192
5.20%, 04/01/45	80,000	75,206
6.75%, 04/01/46	130,000	148,287
General Motors Financial Co., Inc.
2.75%, 05/15/16	10,000	10,018
4.38%, 09/25/21	120,000	124,174
3.45%, 04/10/22	300,000	294,957
5.25%, 03/01/26	625,000	654,942
Genworth Holdings, Inc.
4.90%, 08/15/23	250,000	186,875
4.80%, 02/15/24Δ	105,000	77,438
6.50%, 06/15/34Δ	110,000	74,250
GEO Group, Inc.
5.88%, 10/15/24	100,000	101,375
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	895,012
Gilead Sciences, Inc.
4.75%, 03/01/46	820,000	899,775
Global Marine, Inc.
7.00%, 06/01/28Δ	45,000	21,600
Goldman Sachs Capital II
4.00%, 12/29/49†	687,000	493,266
Goldman Sachs Group, Inc.
2.90%, 07/19/18	130,000	133,109
6.75%, 10/01/37	355,000	425,317
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	1,030,000	1,058,325
7.00%, 03/15/28	690,000	741,750
Guitar Center, Inc.
6.50%, 04/15/19 144A	300,000	271,500
9.63%, 04/15/20 144A	10,000	6,975
Halcon Resources Corporation
9.25%, 02/15/22	1,440,000	252,000
Hardwoods Acquisition, Inc.
7.50%, 08/01/21 144A	90,000	61,650
Harris Corporation
5.05%, 04/27/45	460,000	492,016
HCA, Inc.
7.50%, 02/15/22	120,000	136,500
7.50%, 12/15/23	770,000	820,050
8.36%, 04/15/24	90,000	100,800
5.38%, 02/01/25	190,000	192,316
7.69%, 06/15/25	815,000	880,200
7.58%, 09/15/25	715,000	779,350
5.88%, 02/15/26	1,120,000	1,156,400
5.25%, 06/15/26	500,000	513,750
7.05%, 12/01/27	20,000	20,600
7.50%, 11/06/33	205,000	220,375
7.75%, 07/15/36	120,000	129,600
Hercules, Inc.
6.50%, 06/30/29	250,000	196,250
Hexion, Inc.
9.00%, 11/15/20	185,000	75,388
Hiland Partners LP
7.25%, 10/01/20 144A	545,000	566,119
Hilton Worldwide Finance LLC
5.63%, 10/15/21	380,000	395,656
Howard Hughes Corporation
6.88%, 10/01/21 144A	510,000	504,900
IASIS Healthcare LLC
8.38%, 05/15/19Δ	520,000	515,450
Iconix Brand Group, Inc.
1.50%, 03/15/18 CONV	225,000	155,250
Intel Corporation
2.95%, 12/15/35 CONV	580,000	738,412
3.25%, 08/01/39 CONV	460,000	732,552
International Lease Finance Corporation
3.88%, 04/15/18	10,000	10,082
6.25%, 05/15/19	75,000	80,156
4.63%, 04/15/21	300,000	308,250
5.88%, 08/15/22	230,000	250,412
INVISTA Finance LLC
4.25%, 10/15/19 144A	915,000	882,975
Iron Mountain, Inc.
6.00%, 10/01/20 144A	70,000	73,938
iStar, Inc.
7.13%, 02/15/18	150,000	152,438
4.88%, 07/01/18Δ	95,000	92,150
J.C. Penney Corporation, Inc.
6.38%, 10/15/36	480,000	397,200
7.63%, 03/01/97Δ	815,000	611,250
Jefferies Finance LLC
7.50%, 04/15/21 144AΔ	275,000	237,531
6.88%, 04/15/22 144A	200,000	170,500
Jefferies Group LLC
5.13%, 04/13/18Δ	55,000	57,058
6.88%, 04/15/21	270,000	305,185
5.13%, 01/20/23	305,000	306,550
6.45%, 06/08/27	35,000	36,963
3.88%, 11/01/29 CONV	55,000	54,175
6.25%, 01/15/36	1,135,000	1,098,817
6.50%, 01/20/43	510,000	455,703
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	254,136
3.38%, 05/01/23Δ	370,000	372,113
6.13%, 12/29/49†	260,000	266,500
K. Hovnanian Enterprises, Inc.
7.00%, 01/15/19 144A	115,000	76,188
8.00%, 11/01/19 144A	165,000	103,125
5.00%, 11/01/21@	795,000	570,412
KB Home
1.38%, 02/01/19 CONV	440,000	408,100
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	71,405
6.95%, 01/15/38	90,000	90,279
Kinder Morgan, Inc.
7.75%, 01/15/32	80,000	83,872
Kraft Heinz Foods Co.
4.88%, 02/15/25 144A	196,000	216,116
5.20%, 07/15/45 144A	960,000	1,078,340
Lennar Corporation
4.75%, 11/15/22	315,000	317,362
Level 3 Communications, Inc.
5.75%, 12/01/22	150,000	153,938

72	See Notes to Schedules of Investments.

	Par	Value
Level 3 Financing, Inc.
7.00%, 06/01/20Δ	$730,000	$761,992
5.63%, 02/01/23	980,000	1,006,950
5.38%, 05/01/25	5,000	5,081
Lockheed Martin Corporation
3.80%, 03/01/45	550,000	536,821
LStar Securities Investment
7.41%, 09/15/20	938,496	882,205
Magnum Hunter Resources Corporation
9.75%, 05/15/20#@Δ	470,000	105,750
Masco Corporation
5.85%, 03/15/17	90,000	94,388
7.75%, 08/01/29	250,000	283,125
6.50%, 08/15/32	175,000	178,938
MBIA Insurance Corporation
11.88%, 01/15/33 144A†	435,000	154,425
Meccanica Holdings USA, Inc.
6.25%, 01/15/40 144A	335,000	320,762
Michael Baker International LLC
8.25%, 10/15/18 144A	60,000	52,200
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	280,000	289,450
Micron Technology, Inc.
5.25%, 08/01/23 144A	430,000	353,675
5.50%, 02/01/25	1,815,000	1,480,359
5.63%, 01/15/26 144A	985,000	783,075
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 144A	1,015,000	949,025
Miran Mid Atlantic Series C Pass-Through Trust
10.06%, 12/30/28	769,693	741,791
Molina Healthcare, Inc.
5.38%, 11/15/22 144A	70,000	72,275
Morgan Stanley
4.75%, 11/16/18(A)	275,000	217,134
5.75%, 01/25/21	205,000	234,896
3.13%, 08/05/21(C)	535,000	424,606
3.75%, 02/25/23	125,000	130,443
4.10%, 05/22/23	370,000	382,148
6.25%, 08/09/26	400,000	477,210
4.35%, 09/08/26	940,000	969,359
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	105,428
MPLX LP
5.50%, 02/15/23 144A	240,000	232,658
4.50%, 07/15/23 144A	20,000	18,471
4.88%, 12/01/24 144AΔ	460,000	425,421
4.88%, 06/01/25 144A	75,000	68,510
Murphy Oil USA, Inc.
6.00%, 08/15/23	160,000	166,400
Murray Energy Corporation
11.25%, 04/15/21 144A	710,000	95,850
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,514,838
Natural Resource Partners LP
9.13%, 10/01/18	70,000	45,675
Navient Corporation
5.00%, 06/15/18Δ	700,000	692,125
8.45%, 06/15/18	472,000	507,400
5.50%, 01/15/19	75,000	74,062
4.88%, 06/17/19	220,000	212,850
8.00%, 03/25/20	600,000	598,500
5.88%, 03/25/21Δ	320,000	290,800
5.50%, 01/25/23Δ	1,720,000	1,470,600
6.13%, 03/25/24	1,480,000	1,280,200
5.88%, 10/25/24Δ	600,000	511,500
Neiman Marcus Group, Ltd. LLC
Cash coupon 8.75% or PIK
9.50%, 10/15/21 144AΔ	130,000	100,831
Neptune Finco Corporation
10.88%, 10/15/25 144A	1,070,000	1,165,765
NES Rentals Holdings, Inc.
7.88%, 05/01/18 144A	60,000	55,500
Netflix, Inc.
5.50%, 02/15/22	560,000	589,086
5.88%, 02/15/25Δ	380,000	401,850
New Albertsons, Inc.
7.75%, 06/15/26	410,000	385,400
7.45%, 08/01/29	1,375,000	1,254,688
8.00%, 05/01/31	1,200,000	1,140,000
Newell Rubbermaid, Inc.
3.85%, 04/01/23	300,000	311,599
4.00%, 12/01/24	445,000	455,029
4.20%, 04/01/26	470,000	492,624
Newfield Exploration Co.
5.63%, 07/01/24	955,000	900,088
Newmont Mining Corporation
4.88%, 03/15/42	575,000	494,760
Nine West Holdings, Inc.
6.13%, 11/15/34	125,000	19,375
NRG REMA LLC
9.68%, 07/02/26	300,000	288,375
Nuance Communications, Inc.
1.00%, 12/15/35 CONV 144A	1,020,000	944,138
NWH Escrow Corporation
7.50%, 08/01/21 144A	100,000	66,000
Oasis Petroleum, Inc.
7.25%, 02/01/19Δ	320,000	245,600
6.50%, 11/01/21Δ	390,000	290,550
6.88%, 03/15/22Δ	580,000	432,100
6.88%, 01/15/23Δ	170,000	125,375
Old Republic International Corporation
3.75%, 03/15/18 CONV	1,600,000	1,990,000
4.88%, 10/01/24	520,000	542,771
ON Semiconductor Corporation
1.00%, 12/01/20 CONV 144AΔ	645,000	578,888
ONEOK Partners LP
4.90%, 03/15/25Δ	60,000	56,628
6.20%, 09/15/43	20,000	18,264
Outfront Media Capital LLC
5.25%, 02/15/22	110,000	113,162
5.88%, 03/15/25	170,000	177,438
Owens Corning
7.00%, 12/01/36	1,800,000	1,994,195
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144AΔ	1,500,000	1,494,375
Pactiv LLC
8.38%, 04/15/27	200,000	186,000
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	940,497

See Notes to Schedules of Investments.	73

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Priceline Group, Inc.
0.90%, 09/15/21 CONVΔ	$570,000	$573,562
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,706,250
6.38%, 05/15/33	470,000	481,750
6.00%, 02/15/35	180,000	175,950
QEP Resources, Inc.
6.88%, 03/01/21	405,000	373,612
5.38%, 10/01/22	135,000	118,462
5.25%, 05/01/23	2,190,000	1,916,250
Quicken Loans, Inc.
5.75%, 05/01/25 144AΔ	1,395,000	1,360,125
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	234,000
Qwest Corporation
7.25%, 09/15/25	615,000	673,734
6.88%, 09/15/33	2,124,000	2,076,295
7.25%, 10/15/35	110,000	108,844
R.R. Donnelley & Sons Co.
7.00%, 02/15/22	495,000	460,350
6.00%, 04/01/24	465,000	381,300
Rain CII Carbon LLC
8.50%, 01/15/21(E)	100,000	81,676
Range Resources Corporation
5.00%, 08/15/22	520,000	451,100
5.00%, 03/15/23Δ	1,450,000	1,236,125
4.88%, 05/15/25 144AΔ	240,000	211,200
Regency Energy Partners LP
5.88%, 03/01/22	340,000	330,712
5.00%, 10/01/22	80,000	75,284
Reliance Holding USA, Inc.
4.50%, 10/19/20 144AΔ	540,000	581,585
Resolute Forest Products, Inc.
5.88%, 05/15/23Δ	190,000	129,200
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	60,000	61,725
Rovi Corporation
0.50%, 03/01/20 CONV	985,000	944,984
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	47,000	53,844
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	440,000	425,150
Sanchez Energy Corporation
7.75%, 06/15/21Δ	330,000	195,525
6.13%, 01/15/23Δ	330,000	179,850
Sealed Air Corporation
4.88%, 12/01/22 144A	25,000	26,000
5.50%, 09/15/25 144A	555,000	583,444
ServiceMaster Co. LLC
7.45%, 08/15/27	1,195,000	1,183,050
Sidewinder Drilling, Inc.
9.75%, 11/15/19 144A	820,000	63,550
Simmons Foods, Inc.
7.88%, 10/01/21 144A	500,000	422,500
SM Energy Co.
5.00%, 01/15/24Δ	40,000	27,888
Southern Copper Corporation
5.25%, 11/08/42	550,000	454,683
Spectrum Brands, Inc.
5.75%, 07/15/25	910,000	971,425
Springleaf Finance Corporation
7.75%, 10/01/21Δ	145,000	142,803
8.25%, 10/01/23	55,000	53,075
Sprint Capital Corporation
6.88%, 11/15/28	2,865,000	2,105,775
8.75%, 03/15/32	345,000	271,688
Sprint Communications, Inc.
7.00%, 08/15/20Δ	30,000	24,000
11.50%, 11/15/21	1,010,000	903,950
Sprint Corporation
7.88%, 09/15/23	510,000	392,593
Steel Dynamics, Inc.
6.38%, 08/15/22	400,000	414,000
Sun Products Corporation
7.75%, 03/15/21 144A	160,000	148,000
Targa Resources Partners LP
5.00%, 01/15/18	190,000	190,475
4.13%, 11/15/19	2,125,000	2,006,808
4.25%, 11/15/23	110,000	97,075
6.75%, 03/15/24 144A	1,050,000	1,036,875
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	410,000	403,850
Tenet Healthcare Corporation
5.00%, 03/01/19 144A	560,000	556,500
8.13%, 04/01/22Δ	770,000	795,988
6.75%, 06/15/23 144AΔ	285,000	274,312
6.88%, 11/15/31	85,000	68,956
Textron, Inc.
6.63%, 04/07/20(U)	130,000	210,615
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	222,613
8.25%, 04/01/19	40,000	46,598
5.50%, 09/01/41	60,000	59,503
4.50%, 09/15/42	105,000	93,551
Time Warner, Inc.
4.00%, 01/15/22Δ	100,000	107,484
TMX Finance LLC
8.50%, 09/15/18 144AΔ	50,000	40,250
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	210,000	169,050
TransDigm, Inc.
7.50%, 07/15/21	970,000	1,020,925
6.50%, 07/15/24	199,000	198,443
6.50%, 05/15/25	195,000	190,612
TRI Pointe Group, Inc.
4.38%, 06/15/19	100,000	99,250
5.88%, 06/15/24	5,000	4,969
United Airlines 2007-1 Pass-Through Trust
6.64%, 01/02/24	186,609	195,706
United Airlines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	20,581	21,405
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	242,570	249,847
United Airlines 2014-2 Class B Pass-Through Trust
4.63%, 03/03/24	85,585	84,836
United Rentals North America, Inc.
6.13%, 06/15/23Δ	400,000	415,000
5.75%, 11/15/24Δ	540,000	542,700
United States Steel Corporation
6.65%, 06/01/37Δ	760,000	429,400
UnitedHealth Group, Inc.
4.75%, 07/15/45	120,000	137,948

74	See Notes to Schedules of Investments.

	Par	Value
Universal Hospital Services, Inc.
7.63%, 08/15/20	$440,000	$409,200
US Airways 2012-1 Class A Pass-Through Trust
5.90%, 04/01/26	278,213	311,251
US Airways 2012-1 Class B Pass-Through Trust
8.00%, 04/01/21	488,314	540,197
US Airways 2012-2 Class A Pass-Through Trust
4.63%, 12/03/26	223,870	238,702
Verizon Communications, Inc.
6.00%, 04/01/41	70,000	83,974
6.55%, 09/15/43	762,000	1,007,379
5.01%, 08/21/54	341,000	343,560
Verizon Pennsylvania LLC
6.00%, 12/01/28	35,000	38,992
Wells Fargo & Co.
4.48%, 01/16/24	124,000	134,845
5.88%, 12/29/49†	700,000	748,335
West Corporation
5.38%, 07/15/22 144A	690,000	635,524
WestRock MWV LLC
8.20%, 01/15/30	145,000	187,199
7.95%, 02/15/31	45,000	56,229
WestRock RKT Co.
4.00%, 03/01/23	430,000	441,122
WEX, Inc.
4.75%, 02/01/23 144A	440,000	389,400
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	520,765
6.95%, 10/01/27	55,000	64,421
7.38%, 03/15/32	370,000	453,071
6.88%, 12/15/33	490,000	559,098
Whiting Petroleum Corporation
6.50%, 10/01/18Δ	430,000	294,550
5.00%, 03/15/19	480,000	334,800
6.25%, 04/01/23Δ	610,000	413,275
Whole Foods Market, Inc.
5.20%, 12/03/25 144A	480,000	503,933
William Lyon Homes, Inc.
7.00%, 08/15/22	20,000	19,300
Williams Cos., Inc.
7.50%, 01/15/31	60,000	49,050
5.75%, 06/24/44	440,000	294,800
Williams Partners LP
6.13%, 07/15/22	150,000	139,462
Windstream Services LLC
7.75%, 10/15/20	180,000	155,700
7.75%, 10/01/21Δ	485,000	398,003
7.50%, 06/01/22Δ	40,000	30,700
7.50%, 04/01/23	235,000	176,838
WPX Energy, Inc.
8.25%, 08/01/23Δ	430,000	334,325
XPO Logistics, Inc.
7.88%, 09/01/19 144A	20,000	20,800
5.75%, 06/15/21 144A(E)	250,000	272,557
6.50%, 06/15/22 144AΔ	50,000	48,812
ZF North America Capital, Inc.
4.00%, 04/29/20 144AΔ	150,000	152,250
4.50%, 04/29/22 144A	150,000	153,562
4.75%, 04/29/25 144A	650,000	649,188

Total Corporate Bonds (Cost $181,876,396)		179,023,920

FOREIGN BONDS — 29.3%
Argentina — 0.1%
YPF SA
8.50%, 03/23/21 144AΔ	460,000	461,725

Armenia — 0.1%
Armenia International Bond
6.00%, 09/30/20	520,000	516,516

Australia — 0.7%
Barminco Finance Proprietary, Ltd.
9.00%, 06/01/18 144A	20,000	15,050
FMG Resources August 2006 Proprietary, Ltd.
9.75%, 03/01/22 144AΔ	460,000	461,150
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	2,151,839
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	202,615

		2,830,654

Bermuda — 0.6%
Digicel Group, Ltd.
8.25%, 09/30/20Δ	550,000	474,375
NCL Corporation, Ltd.
4.63%, 11/15/20 144AΔ	600,000	606,000
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	219,875
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,282,489

		2,582,739

Brazil — 1.1%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	8,000,000	2,007,564
Brazilian Government International Bond
4.25%, 01/07/25	1,050,000	964,687
10.25%, 01/10/28(B)	5,250,000	1,160,778
Oi Brasil Holdings Cooperatief UA
5.75%, 02/10/22 144AΔ	933,000	258,814
Telemar Norte Leste SA
5.50%, 10/23/20Δ	200,000	72,000

		4,463,843

Canada — 4.2%
1011778 BC ULC
6.00%, 04/01/22 144A	890,000	927,825
Air Canada
7.63%, 10/01/19 144A(C)	1,520,000	1,228,874
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	1,645,000	1,241,975
Canadian Government Bond
0.25%, 05/01/17(C)	4,720,000	3,622,961

See Notes to Schedules of Investments.	75

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.25%, 11/01/17(C)	$3,550,000	$2,720,851
Entertainment One, Ltd.
6.88%, 12/15/22 144A(U)	180,000	257,878
Methanex Corporation
5.25%, 03/01/22Δ	75,000	71,004
Ontario Generic Residual STRIP
1.98%, 07/13/22(C)Ω	2,600,000	1,782,894
2.87%, 03/08/29(C)Ω	2,400,000	1,285,643
Pacific Exploration and Production Corporation
5.38%, 01/26/19 144A@	540,000	94,500
Province of Ontario
2.10%, 09/08/18(C)	3,500,000	2,767,257
Stone Container Finance Company of Canada II Escrow
0.00%, 07/15/25+Ω	330,000	6,600
Teine Energy, Ltd.
6.88%, 09/30/22 144A	60,000	53,700
Valeant Pharmaceuticals International, Inc.
6.13%, 04/15/25 144AΔ	930,000	718,425

		16,780,387

Cayman Islands — 1.0%
Braskem Finance, Ltd.
5.75%, 04/15/21	900,000	861,930
Odebrecht Finance, Ltd.
4.38%, 04/25/25 144AΔ	770,000	340,725
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/23 144A	439,700	101,131
Transocean, Inc.
6.50%, 11/15/20Δ	10,000	7,050
7.13%, 12/15/21Δ	95,000	64,363
4.30%, 10/15/22	430,000	239,725
6.80%, 03/15/38	50,000	25,250
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144AΔ	250,000	254,375
Vale Overseas, Ltd.
6.88%, 11/21/36Δ	592,000	470,462
XLIT, Ltd.
6.38%, 11/15/24	585,000	682,538
6.25%, 05/15/27Δ	640,000	751,924

		3,799,473

Chile — 0.3%
AES Gener SA
5.25%, 08/15/21 144A	420,000	446,757
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144AΔ	420,000	430,751
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24 144A	220,000	217,311

		1,094,819

Colombia — 1.0%
Colombia Government International Bond
5.63%, 02/26/44	3,257,000	3,240,715
Colombian TES
10.00%, 07/24/24(X)	23,100,000	8,656
Ecopetrol SA
5.88%, 09/18/23	220,000	217,472

4.13%, 01/16/25	230,000	196,650
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21 144A	250,000	261,125
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	264,810

		4,189,428

Cote D’Ivoire (Ivory Coast) — 0.1%
Ivory Coast Government International Bond
5.38%, 07/23/24 144A	520,000	479,700

Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 01/27/25 144A	230,000	231,150

France — 1.5%
3AB Optique Developpement SAS
5.63%, 04/15/19(E)	660,000	704,077
AXA SA
6.21%, 10/29/49(E)†	210,000	254,269
Electricite de France SA
5.25%, 01/29/49 144A†	380,000	349,125
5.63%, 12/29/49 144A†	1,360,000	1,249,500
Europcar Groupe SA
5.75%, 06/15/22 144A(E)	170,000	203,115
Numericable-SFR SA
4.88%, 05/15/19 144A	870,000	870,000
5.63%, 05/15/24 144A(E)	160,000	184,099
Rexel SA
5.25%, 06/15/20 144AΔ	210,000	215,775
Societe Generale SA
5.63%, 11/24/45 144AΔ	1,985,000	1,941,900

		5,971,860

Germany — 0.9%
Bundesrepublik Deutschland
1.00%, 08/15/24(E)	2,180,000	2,696,591
CeramTec Group GmbH
8.25%, 08/15/21(E)Δ	580,000	713,046
KraussMaffei Group GmbH
8.75%, 12/15/20(E)	128,000	155,210
8.75%, 12/15/20 144A(E)	80,000	97,007

		3,661,854

Honduras — 0.1%
Honduras Government International Bond
7.50%, 03/15/24	460,000	488,750

Hong Kong — 0.3%
AIA Group, Ltd.
4.88%, 03/11/44 144A	910,000	1,002,342

Iceland — 0.0%
Kaupthing ehf
7.13%, 05/19/16+ 144A#	150,000	2

India — 0.2%
ICICI Bank, Ltd.
4.80%, 05/22/19 144A	920,000	981,604

76	See Notes to Schedules of Investments.

	Par	Value
Indonesia — 0.9%
Indonesia Government International Bond
5.88%, 01/15/24 144A	$400,000	$450,203
6.63%, 02/17/37	225,000	261,363
5.25%, 01/17/42 144A	1,710,000	1,724,764
Pertamina Persero PT
5.25%, 05/23/21 144AΔ	400,000	419,705
4.88%, 05/03/22	900,000	916,456

		3,772,491

Ireland — 0.3%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 144A	200,000	206,125
7.00%, 11/15/20 144A	35,294	33,794
eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)	200,000	240,552
GE Capital International Funding Co.
3.37%, 11/15/25 144A	246,000	262,830
4.42%, 11/15/35 144A	569,000	619,397

		1,362,698

Italy — 0.5%
Enel SpA
7.75%, 09/10/75(U)†	440,000	683,520
Telecom Italia Capital SA
6.38%, 11/15/33	995,000	985,050
6.00%, 09/30/34	250,000	238,882

		1,907,452

Jersey — 0.2%
AA Bond Co., Ltd.
5.50%, 07/31/43 144A(U)	430,000	597,977

Kenya — 0.1%
Kenya Government International Bond
6.88%, 06/24/24 144A	470,000	445,325

Luxembourg — 1.9%
Altice Financing SA
6.63%, 02/15/23 144A	400,000	403,000
5.25%, 02/15/23 144A(E)	100,000	116,652
ArcelorMittal
6.13%, 06/01/18Δ	740,000	751,100
6.50%, 03/01/21Δ	30,000	29,700
8.00%, 10/15/39 STEP	510,000	446,250
7.75%, 03/01/41 STEPΔ	690,000	593,400
Ardagh Finance Holdings SA Cash coupon
8.63%, 06/15/19 PIK 144A	272,594	264,416
Beverage Packaging Holdings Luxembourg II SA
6.00%, 06/15/17 144A	345,000	342,197
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)Δ	100,000	117,625
Coveris Holdings SA
7.88%, 11/01/19 144A	210,000	189,000
DH Services Luxembourg S.à r.l
7.75%, 12/15/20 144A	90,000	89,325
Evraz Group SA
6.75%, 04/27/18 144A	440,000	444,400
6.50%, 04/22/20 144AΔ	480,000	461,885
Globe Luxembourg SCA
9.63%, 05/01/18 144A	200,000	152,500
INEOS Group Holdings SA
6.13%, 08/15/18 144AΔ	600,000	612,372
Intelsat Jackson Holdings SA
7.25%, 10/15/20Δ	130,000	84,500
7.50%, 04/01/21	30,000	19,200
5.50%, 08/01/23Δ	920,000	558,900
LSF9 Balta Issuer SA
7.75%, 09/15/22 144A(E)	360,000	432,994
Mallinckrodt International Finance SA
5.63%, 10/15/23 144AΔ	270,000	246,375
5.50%, 04/15/25 144A	90,000	79,875
Play Finance 1 SA
6.50%, 08/01/19 144A(E)	120,000	142,625
Puma International Financing SA
6.75%, 02/01/21 144AΔ	420,000	403,956
SIG Combibloc Holdings SCA
7.75%, 02/15/23 144A(E)	160,000	195,002
Wind Acquisition Finance SA
7.00%, 04/23/21(E)Δ	430,000	470,338

		7,647,587

Marshall Islands — 0.0%
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144AΔ	90,000	60,075

Mexico — 3.2%
Alpek SA de CV
4.50%, 11/20/22 144AΔ	200,000	201,000
Cemex SAB de CV
6.50%, 12/10/19 144A	1,100,000	1,134,375
Mexican Bonos
6.50%, 06/09/22(M)	45,803,100	2,781,918
8.00%, 12/07/23(M)	41,500,000	2,736,377
10.00%, 12/05/24(M)	31,500,000	2,344,175
7.50%, 06/03/27(M)	7,500,000	482,651
8.50%, 05/31/29(M)	2,000,000	138,793
7.75%, 05/29/31(M)	3,000,000	196,146
7.75%, 11/13/42(M)	22,750,000	1,486,261
Petroleos Mexicanos
5.50%, 01/21/21	750,000	779,531
6.88%, 08/04/26 144A	232,000	250,560
6.50%, 06/02/41	135,000	127,778
6.38%, 01/23/45	243,000	226,476

		12,886,041

Morocco & Antilles — 0.3%
OCP SA
5.63%, 04/25/24 144A	550,000	573,320
4.50%, 10/22/25 144A	520,000	498,724

		1,072,044

Netherlands — 2.3%
Bharti Airtel International Netherlands BV
5.35%, 05/20/24 144A	280,000	302,387
CIMPOR Financial Operations BV
5.75%, 07/17/24 144A	360,000	264,600
Cooperatieve Rabobank UA
5.75%, 12/01/43	880,000	1,029,048
DPx Holdings BV
7.50%, 02/01/22 144A	90,000	89,888

See Notes to Schedules of Investments.	77

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
EDP Finance BV
6.00%, 02/02/18 144A	$600,000	$637,020
4.90%, 10/01/19 144A	1,600,000	1,673,864
4.13%, 01/15/20 144A	540,000	543,456
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21(E)	490,000	171,830
JLL/ Delta Dutch Pledgeco BV Cash coupon 8.75% or PIK
9.50%, 05/01/20 144A	440,000	430,100
LyondellBasell Industries NV
5.75%, 04/15/24Δ	260,000	301,269
Petrobras Global Finance BV
4.38%, 05/20/23	250,000	183,050
6.25%, 03/17/24	1,160,000	930,552
6.88%, 01/20/40	390,000	282,750
6.75%, 01/27/41	270,000	195,480
5.63%, 05/20/43Δ	275,000	178,750
Schaeffler Holding Finance BV Cash coupon 6.88%,
08/15/18 PIK 144A(E)	100,000	118,094
Cash coupon 6.88% or PIK
7.63%, 08/15/18 144A	200,000	206,500
Swiss Reinsurance Co. Via ELM BV
5.25%, 05/29/49(E)†	400,000	458,620
Telefonica Europe BV
6.75%, 11/29/49(U)†Δ	300,000	435,990
VimpelCom Holdings BV
7.50%, 03/01/22	200,000	211,250
Volkswagen International Finance NV
4.63%, 03/29/49(E)†	420,000	439,748
Ziggo Bond Finance BV
5.88%, 01/15/25 144A	200,000	196,750

		9,280,996

New Zealand — 0.4%
New Zealand Government Bond
5.00%, 03/15/19(Z)	2,385,000	1,787,554

Norway — 0.4%
Norway Government Bond
4.25%, 05/19/17 144A(K)	12,330,000	1,554,009
4.50%, 05/22/19 144A(K)	172,000	23,427
3.75%, 05/25/21 144A(K)	129,000	18,007

		1,595,443

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	3,000	3,840

Peru — 0.1%
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	550,000	536,250

Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21Δ	200,000	220,079

Portugal — 0.4%
Portugal Government International Bond
5.13%, 10/15/24 144A	1,600,000	1,624,256

Singapore — 0.3%
BOC Aviation Pte, Ltd.
3.00%, 03/30/20 144AΔ	1,000,000	1,010,855

Spain — 0.1%
Santander Issuances SA Unipersonal
5.91%, 06/20/16 144A	100,000	100,685
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	83,070

		183,755

Supranational — 0.6%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,250,000	2,371,223

Sweden — 0.1%
Unilabs Subholding AB
8.50%, 07/15/18(E)	410,000	485,983

Trinidad and Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	340,000	351,730

Turkey — 0.3%
Turk Telekomunikasyon AS
4.88%, 06/19/24 144A	680,000	653,629
Turkey Government International Bond
4.88%, 04/16/43	500,000	465,625

		1,119,254

United Kingdom — 4.2%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18(U)Δ	310,000	480,615
Annington Finance No. 4 PLC
1.76%, 01/10/23(U)†	391,414	561,834
Barclays Bank PLC
7.63%, 11/21/22	680,000	732,275
Boparan Finance PLC
5.50%, 07/15/21(U)	270,000	360,641
BUPA Finance PLC
5.00%, 04/25/23(U)	590,000	883,913
EC Finance PLC
5.13%, 07/15/21 144A(E)	400,000	478,488
HBOS PLC
6.75%, 05/21/18 144A	500,000	541,916
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	350,459
6.38%, 12/29/49†Δ	600,000	568,500
Interoute Finco PLC
7.38%, 10/15/20 144A(E)	600,000	740,774
KCA Deutag UK Finance PLC
7.25%, 05/15/21 144A	540,000	340,200
Lloyds Bank PLC
6.50%, 03/24/20(E)	326,000	436,634
Lloyds Banking Group PLC
5.30%, 12/01/45 144A	1,581,000	1,548,937
Paragon Offshore PLC
6.75%, 07/15/22 144A#@	177,000	47,348
7.25%, 08/15/24 144A#@Δ	410,000	111,725
R&R Ice Cream PLC
8.25%, 05/15/20 144A(A)	260,000	207,416

78	See Notes to Schedules of Investments.

	Par	Value
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	$145,000	$129,627
Royal Bank of Scotland PLC
6.13%, 01/11/21	350,000	396,113
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	1,928,365
6.00%, 12/19/23	275,000	278,947
Santander UK Group Holdings PLC
7.38%, 12/29/49(U)†	390,000	516,689
Scottish Widows, Ltd.
5.50%, 06/16/23(U)	590,000	864,589
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	440,642
Standard Chartered PLC
5.13%, 06/06/34(U)	321,000	410,865
Synlab Bondco PLC
6.25%, 07/01/22(E)	270,000	326,282
6.25%, 07/01/22 144A(E)	750,000	906,339
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	276,060	360,877
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	595,114	741,948
Virgin Media Finance PLC
6.38%, 10/15/24 144A(U)	360,000	527,389
Virgin Media Secured Finance PLC
5.50%, 01/15/21(U)Δ	100,000	152,816
Vougeot Bidco PLC
7.88%, 07/15/20(U)	360,000	538,713

		16,911,876

Virgin Islands (British) — 0.2%
GTL Trade Finance, Inc.
5.89%, 04/29/24 144AΔ	941,000	772,514
Pacific Drilling V, Ltd.
7.25%, 12/01/17 144A	270,000	100,575

		873,089

Total Foreign Bonds (Cost $130,452,289)		117,644,719

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.7%
Brazil — 0.7%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B) (Cost $2,872,784)	3,613,000	2,709,754

LOAN AGREEMENTS — 2.0%
American Airlines, Inc. Term B Loan
3.25%, 06/27/20	997,462	991,766
American Builders & Contractors Supply Co., Inc. Term B Loan
3.50%, 04/16/20	589,015	588,132
Energy Future Intermediate Holding Co. LLC DIP Term Loan
4.25%, 12/19/16	847,944	846,621
First Data Corporation Term C-1 Loan
3.93%, 03/24/18	605,462	603,797
FMG Resources August 2006 Proprietary, Ltd. Term B Loan
4.25%, 06/30/19	39,695	33,432
Hilton Worldwide Finance LLC Term B Loan
3.50%, 10/25/20	621,324	621,131
Magnum Hunter Resources Corporation DIP Term B Loan
9.00%, 03/17/16@	105,000	103,950
MPH Acquisition Holdings LLC Term B Loan
3.75%, 03/31/21	422,481	418,045
Pacific Drilling SA Term B Loan
4.50%, 06/03/18	49,744	15,474
Party City Holdings, Inc Term B Loan
4.25%, 08/19/22	740,566	733,775
PetSmart, Inc. Term B Loan
4.25%, 03/10/22	992,500	987,786
Univision Communications, Inc. Term C-4 Loan
4.00%, 03/01/20	738,240	730,164
Valeant Pharmaceuticals International, Inc. Term BF1 Loan
4.00%, 04/01/22	742,500	700,118
Virgin Media Investment Holdings, Ltd. Term F Loan
3.50%, 06/30/23	504,991	500,385

Total Loan Agreements (Cost $7,971,720)		7,874,576

MORTGAGE-BACKED SECURITIES — 1.9%
Commercial Mortgage Trust Series 2007-CD4
5.40%, 12/11/49†	185,906	146,866
Credit Suisse Commercial Mortgage Trust Series 2006-C5
5.37%, 12/15/39	250,000	210,018
Credit Suisse Commercial Mortgage Trust Series 2007-C5
5.70%, 09/15/40†	162,227	167,346
5.87%, 09/15/40†	240,000	220,888
Credit Suisse Mortgage Capital Certificates Series 2006-C4
5.54%, 09/15/39†	250,000	241,799
CSMC Trust Series 2015-SAMZ
6.16%, 08/15/22 144A†	1,000,000	919,346
Fannie Mae Connecticut Avenue Securities Series 2014-C02
3.03%, 05/25/24†	1,600,000	1,444,602
Fannie Mae Connecticut Avenue Securities Series 2015-C03
5.43%, 07/25/25†	1,530,000	1,532,898

See Notes to Schedules of Investments.	79

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12
6.01%, 02/15/51†	$40,000	$38,550
Lone Star Portfolio Trust Series 2015-LSP
7.34%, 09/15/28 144A†	844,646	831,244
Morgan Stanley Resecuritization Trust Series 2015-R5
0.66%, 10/26/46 144A†	2,390,000	1,402,214
Morgan Stanley Resecuritization Trust Series 2015-R6
0.70%, 07/26/45 144A†	1,174,182	460,158

Total Mortgage-Backed Securities (Cost $7,853,393)		7,615,929

MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $339,435)	435,000	407,225

	Notional Amount
PURCHASED OPTION — 0.0%
Call Option — 0.0%
U.S. Dollar vs. Japanese Yen, Strike Price $115.50, Expires
05/25/2016 (BOA) (Cost $55,680)	$80,000	38,584

	Par
U.S. TREASURY OBLIGATIONS — 12.8%
U.S. Treasury Bonds
3.50%, 02/15/39Δ	860,000	1,023,703
4.25%, 05/15/39	40,000	52,952
3.88%, 08/15/40	30,000	37,610
2.75%, 08/15/42	120,000	123,944
3.13%, 02/15/43	9,116,000	10,098,996
2.88%, 05/15/43	120,000	126,478
3.00%, 05/15/45	40,000	43,150
3.00%, 11/15/45	520,000	561,397

		12,068,230

U.S. Treasury Notes
0.88%, 04/15/17	30,000	30,076
0.88%, 07/15/17	5,960,000	5,975,365
0.75%, 10/31/17	12,280,000	12,285,993
0.63%, 04/30/18Δ	530,000	528,520
1.38%, 09/30/18	250,000	253,574
1.63%, 06/30/19Δ	10,000	10,224
1.25%, 10/31/19	110,000	110,975
3.63%, 02/15/21	14,549,000	16,196,849
2.00%, 02/15/22	120,000	124,125
1.63%, 08/15/22	3,380,000	3,406,736
2.75%, 02/15/24Δ	150,000	162,454
2.25%, 11/15/24	30,000	31,284
2.00%, 02/15/25	100,000	102,156

		39,218,331

Total U.S. Treasury Obligations (Cost $48,960,358)		51,286,561

	Shares
COMMON STOCKS — 1.0%
Consumer Discretionary — 0.3%
Ford Motor Co.Δ	96,849	1,307,461

Energy — 0.0%
Hercules Offshore, Inc.Δ*	46,644	111,947

Healthcare — 0.3%
Bristol-Myers Squibb Co.	15,400	983,752

Materials & Processing — 0.0%
PPG Industries, Inc.Δ	820	91,422

Technology — 0.4%
Corning, Inc.	70,534	1,473,455

Total Common Stocks (Cost $5,039,245)		3,968,037

FOREIGN COMMON STOCKS — 0.2%
Mexico — 0.0%
Axtel SAB de CV ADR 144A*	8,185	28,451

Norway — 0.0%
Deep Ocean Group Holding+@*	8,860	48,376

Spain — 0.1%
Repsol SA ADRΔ	15,820	178,924
Telefonica SA ADRΔ	22,180	246,864

		425,788

United Kingdom — 0.1%
Royal Dutch Shell PLC ADR Class AΔ	6,443	312,163

Total Foreign Common Stocks (Cost $1,294,152)		814,778

PREFERRED STOCKS — 0.5%
Alcoa, Inc.
5.38%, 10/01/17 CONVΔ	9,400	310,106
Bank of America Corporation
7.25%, 12/31/49 CONVΔ	602	685,076
Chesapeake Energy Corporation
4.50%, 12/31/49 CONVΔ	1,229	21,950
5.00%, 12/31/49 CONV	3,950	64,977
5.75%, 12/31/49 CONV 144AΔ	50	8,656
5.75%, 12/31/49 CONVΔ	810	141,694
El Paso Energy Capital Trust I
4.75%, 03/31/28 CONV	1,588	67,951
iStar, Inc.
4.50%, 12/31/49 CONV	50	1,890
Stanley Black & Decker, Inc.
6.25%, 11/17/16 CONVΔ	2,900	327,033
Weyerhaeuser Co.
6.38%, 07/01/16 CONV	7,285	372,409

Total Preferred Stocks (Cost $2,519,929)		2,001,742

80	See Notes to Schedules of Investments.

	Shares	Value
MONEY MARKET FUNDS — 18.2%
GuideStone Money Market Fund (Investor Class)¥	29,875,845	$29,875,845
Northern Institutional Liquid Assets Portfolio§	43,392,929	43,392,929

Total Money Market Funds (Cost $73,268,774)		73,268,774

TOTAL INVESTMENTS — 111.2% (Cost $462,504,155)		446,654,599
Liabilities in Excess of Other Assets — (11.2)%		(44,842,973)

NET ASSETS — 100.0%		$401,811,626

See Notes to Schedules of Investments.	81

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$3,968,037	$3,968,037	$—	$—
Corporate Bonds	179,023,920	—	178,141,715	882,205
Foreign Bonds:
Argentina	461,725	—	461,725	—
Armenia	516,516	—	516,516	—
Australia	2,830,654	—	2,830,654	—
Bermuda	2,582,739	—	2,582,739	—
Brazil	4,463,843	—	4,463,843	—
Canada	16,780,387	—	16,773,787	6,600
Cayman Islands	3,799,473	—	3,799,473	—
Chile	1,094,819	—	1,094,819	—
Colombia	4,189,428	—	4,189,428	—
Cote D’Ivoire (Ivory Coast)	479,700	—	479,700	—
Dominican Republic	231,150	—	231,150	—
France	5,971,860	—	5,971,860	—
Germany	3,661,854	—	3,661,854	—
Honduras	488,750	—	488,750	—
Hong Kong	1,002,342	—	1,002,342	—
Iceland	2	—	—	2
India	981,604	—	981,604	—
Indonesia	3,772,491	—	3,772,491	—
Ireland	1,362,698	—	1,362,698	—
Italy	1,907,452	—	1,907,452	—
Jersey	597,977	—	597,977	—
Kenya	445,325	—	445,325	—
Luxembourg	7,647,587	—	7,647,587	—
Marshall Islands	60,075	—	60,075	—
Mexico	12,886,041	—	12,886,041	—
Morocco & Antilles	1,072,044	—	1,072,044	—
Netherlands	9,280,996	—	9,280,996	—
New Zealand	1,787,554	—	1,787,554	—
Norway	1,595,443	—	1,595,443	—
Panama	3,840	—	3,840	—
Peru	536,250	—	536,250	—
Philippines	220,079	—	220,079	—
Portugal	1,624,256	—	1,624,256	—
Singapore	1,010,855	—	1,010,855	—
Spain	183,755	—	183,755	—
Supranational	2,371,223	—	2,371,223	—
Sweden	485,983	—	485,983	—
Trinidad and Tobago	351,730	—	351,730	—
Turkey	1,119,254	—	1,119,254	—
United Kingdom	16,911,876	—	16,911,876	—
Virgin Islands (British)	873,089	—	873,089	—
Foreign Common Stocks:
Mexico	28,451	28,451	—	—
Norway	48,376	—	—	48,376
Spain	425,788	425,788	—	—
United Kingdom	312,163	312,163	—	—
Foreign Government Inflation-Linked Bond	2,709,754	—	—	2,709,754
Loan Agreements	7,874,576	—	7,770,626	103,950
Money Market Funds	73,268,774	73,268,774	—	—
Mortgage-Backed Securities	7,615,929	—	4,834,211	2,781,718
Municipal Bond	407,225	—	407,225	—
Preferred Stocks	2,001,742	2,001,742	—	—
Purchased Option	38,584	—	38,584	—
U.S. Treasury Obligations	51,286,561	—	51,286,561	—

Total Assets — Investments in Securities	$446,654,599	$80,004,955	$360,117,039	$6,532,605

82	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments***
Futures Contracts	$60,969	$60,969	$—	$—

Total Assets — Other Financial Instruments	$60,969	$60,969	$—	$—

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(81,041)	$—	$(81,041)	$—

Total Liabilities — Other Financial Instruments	$(81,041)	$—	$(81,041)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

The unobservable inputs used in the fair value measurement of the reporting entity’s mortgage-backed securities, corporate bonds, foreign bonds, foreign common stock, foreign government inflation-linked note and loan agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Mortgage- Backed Securities	Corporate Bonds	Foreign Bonds	Foreign Common Stocks	Foreign Government Inflation- Linked Note	Loan Agreements
Balance, 12/31/15	$4,344,973	$2,978,229	$1,288,775	$6,602	$41,367	$—	$30,000
Accrued discounts/premiums	6,447	5,733	(240)	—	—	—	954
Realized gain (loss)	(11,142)	(11,142)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(1,239,548)	(191,102)	(1,056,451)	—	7,009	—	996
Purchases	1,072,000	—	1,000,000	—	—	—	72,000
Sales	—	—	—	—	—	—	—
Transfers in to Level 3(1)	2,709,754	—	—	—	—	2,709,754	—
Transfers out of Level 3(2)	(288,375)	—	(288,375)	—	—	—	—
Maturities	—	—	—	—	—	—	—
Paydowns	(61,504)	—	(61,504)	—	—	—	—

Balance, 03/31/16	$6,532,605	$2,781,718	$882,205	$6,602	$48,376	$2,709,754	$103,950

(1)

Transfers in to Level 3 represent the value of securities at March 31, 2016 that were transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

(2)

Transfers out of Level 3 represent the value of securities at March 31, 2016 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

See Notes to Schedules of Investments.	83

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 45.5%
Consumer Discretionary — 5.7%
Advance Auto Parts, Inc.Δ	262	$42,009
Amazon.com, Inc.*	2,115	1,255,549
AutoNation, Inc.*	58	2,707
AutoZone, Inc.*	1,366	1,088,279
Bed Bath & Beyond, Inc.*	6,508	323,057
Best Buy Co., Inc.	307	9,959
BorgWarner, Inc.	232	8,909
Cablevision Systems Corporation Class A	805	26,565
CarMax, Inc.*	253	12,928
CBS Corporation Class B (Non-Voting Shares)	421	23,193
Chipotle Mexican Grill, Inc.Δ*	1,237	582,590
Coach, Inc.	313	12,548
Comcast Corporation Class A	6,753	412,473
Costco Wholesale Corporation	12,433	1,959,192
D.R. Horton, Inc.	377	11,397
Darden Restaurants, Inc.	149	9,879
Discovery Communications, Inc. Class A*	180	5,153
Discovery Communications, Inc. Class C*	364	9,828
Dollar General Corporation	302	25,851
Dollar Tree, Inc.*	4,509	371,812
Domino’s Pizza, Inc.Δ	3,000	395,580
eBay, Inc.*	4,125	98,423
Estee Lauder Cos., Inc. (The) Class A	11,958	1,127,759
Expedia, Inc.	116	12,507
Ford Motor Co.	4,478	60,453
GameStop Corporation Class A	130	4,125
Gap, Inc. (The)Δ	1,501	44,129
General Motors Co.	1,773	55,725
Genuine Parts Co.Δ	39,417	3,916,473
Goodyear Tire & Rubber Co. (The)	280	9,234
H&R Block, Inc.Δ	10,761	284,306
Hanesbrands, Inc.	225	6,377
Harley-Davidson, Inc.	250	12,833
Harman International Industries, Inc.	76	6,767
Hasbro, Inc.	91	7,289
Home Depot, Inc. (The)	13,435	1,792,632
Interpublic Group of Cos., Inc. (The)	481	11,039
Johnson Controls, Inc.	755	29,422
Kohl’s Corporation	228	10,627
L Brands, Inc.	443	38,900
Lennar Corporation Class A	243	11,751
Lowe’s Cos., Inc.	11,096	840,522
Macy’s, Inc.	419	18,474
Madison Square Garden Co. (The) Class A*	703	116,951
Marriott International, Inc. Class A	425	30,252
Mattel, Inc.	387	13,011
McDonald’s Corporation	23,290	2,927,087
Mohawk Industries, Inc.*	62	11,836
Netflix, Inc.*	525	53,671
Newell Rubbermaid, Inc.	363	16,077
News Corporation Class A	567	7,241
NIKE, Inc. Class B	16,090	989,052
Nordstrom, Inc.	287	16,419
Omnicom Group, Inc.	293	24,386
O’Reilly Automotive, Inc.Δ*	3,321	908,825
Panera Bread Co. Class AΔ*	2,200	450,626
Priceline Group, Inc. (The)*	164	211,389
PulteGroup, Inc.	257	4,808
PVH Corporation	92	9,114
Ralph Lauren Corporation	53	5,102
Ross Stores, Inc.Δ	4,286	248,159
Scripps Networks Interactive, Inc. Class AΔ	1,001	65,566
Staples, Inc.	437	4,820
Starbucks Corporation	23,437	1,399,189
Starwood Hotels & Resorts Worldwide, Inc.	337	28,116
Target Corporation	13,552	1,115,059
TEGNA, Inc.	255	5,982
Tiffany & Co.	162	11,888
Time Warner Cable, Inc.	315	64,455
Time Warner, Inc.	4,554	330,393
TJX Cos., Inc. (The)	10,907	854,563
Tractor Supply Co.	2,059	186,257
TripAdvisor, Inc.Δ*	4,968	330,372
Tupperware Brands CorporationΔ	8,797	510,050
Twenty-First Century Fox, Inc. Class A	1,877	52,331
Under Armour, Inc. Class A*	210	17,814
Urban Outfitters, Inc.*	140	4,633
VF Corporation	493	31,927
Wal-Mart Stores, Inc.	103,050	7,057,895
Walt Disney Co. (The)	8,253	819,605
Whirlpool Corporation	3,368	607,385
Williams-Sonoma, Inc.	4,891	267,733
Wyndham Worldwide Corporation	274	20,942
Yum! Brands, Inc.	16,271	1,331,781

		36,151,987

Consumer Staples — 6.3%
Archer-Daniels-Midland Co.	746	27,087
Campbell Soup Co.	1,175	74,953
Church & Dwight Co., Inc.	9,401	866,584
Clorox Co. (The)	3,738	471,212
Coca-Cola Co. (The)	47,680	2,211,875
Coca-Cola Enterprises, Inc.	469	23,797
Colgate-Palmolive Co.	27,886	1,970,146
ConAgra Foods, Inc.	781	34,848
CVS Health Corporation	10,806	1,120,906
Dr. Pepper Snapple Group, Inc.	1,169	104,532
Flowers Foods, Inc.Δ	1,296	23,924
General Mills, Inc.	57,460	3,640,091
Hershey Co. (The)Δ	11,081	1,020,449
Hormel Foods CorporationΔ	19,288	834,013
J.M. Smucker Co. (The)	160	20,774
Kellogg Co.	7,244	554,528
Kimberly-Clark Corporation	11,550	1,553,591
Kraft Heinz Co. (The)	846	66,462
Kroger Co. (The)	20,660	790,245
McCormick & Co., Inc. (Non-Voting Shares)	10,686	1,063,043
Mead Johnson Nutrition Co.	54,083	4,595,433
Mondelez International, Inc. Class A	2,203	88,384
Monster Beverage Corporation*	2,687	358,392

84	See Notes to Schedules of Investments.

	Shares	Value
PepsiCo, Inc.	54,951	$5,631,379
Procter & Gamble Co. (The)	103,402	8,511,020
Sysco CorporationΔ	79,787	3,728,447
Tyson Foods, Inc. Class A	397	26,464
Walgreens Boots Alliance, Inc.	8,306	699,698
Whole Foods Market, Inc.	3,584	111,498

		40,223,775

Energy — 1.9%
Anadarko Petroleum Corporation	632	29,432
Apache Corporation	533	26,016
Baker Hughes, Inc.	497	21,783
Cabot Oil & Gas Corporation	422	9,584
Cameron International Corporation*	295	19,780
Chesapeake Energy Corporation	577	2,377
Chevron Corporation	7,303	696,706
Cimarex Energy Co.	65	6,322
Columbia Pipeline Group, Inc.	357	8,961
Concho Resources, Inc.*	150	15,156
ConocoPhillips	1,531	61,653
Devon Energy Corporation	598	16,409
EOG Resources, Inc.	1,089	79,040
EQT Corporation	171	11,501
Exxon Mobil Corporation	77,787	6,502,215
First Solar, Inc.*	87	5,957
FMC Technologies, Inc.*	280	7,661
Halliburton Co.	1,119	39,971
Helmerich & Payne, Inc.	122	7,164
Hess Corporation	311	16,374
Kinder Morgan, Inc.	2,302	41,114
Marathon Oil Corporation	789	8,789
Marathon Petroleum Corporation	1,961	72,910
Murphy Oil Corporation	194	4,887
National Oilwell Varco, Inc.	635	19,748
Newfield Exploration Co.*	175	5,819
Noble Energy, Inc.	408	12,815
Occidental Petroleum Corporation	55,449	3,794,375
ONEOK, Inc.	236	7,047
Phillips 66	549	47,538
Pioneer Natural Resources Co.	213	29,978
Range Resources Corporation	186	6,023
Spectra Energy Corporation	665	20,349
Tesoro Corporation	143	12,299
Valero Energy Corporation	605	38,805
Williams Cos., Inc. (The)	895	14,383

		11,720,941

Financial Services — 8.6%
Affiliated Managers Group, Inc.*	64	10,394
Aflac, Inc.	665	41,988
Alleghany Corporation*	963	477,841
Alliance Data Systems Corporation*	78	17,160
Allstate Corporation (The)	15,852	1,067,949
American Express Co.	7,795	478,613
American Financial Group, Inc.	7,038	495,264
American International Group, Inc.	1,540	83,237
American Tower Corporation REIT	834	85,377
Ameriprise Financial, Inc.	8,933	839,791
Apartment Investment & Management Co. Class A REIT	481	20,115
Assurant, Inc.	75	5,786
AvalonBay Communities, Inc. REIT	172	32,714
Bank of America Corporation	13,035	176,233
Bank of Hawaii CorporationΔ	10,900	744,252
Bank of New York Mellon Corporation (The)	1,007	37,088
BB&T CorporationΔ	4,373	145,490
Berkshire Hathaway, Inc. Class B*	2,345	332,709
BlackRock, Inc.	159	54,151
BOK Financial CorporationΔ	1,857	101,429
Boston Properties, Inc. REIT	174	22,112
Capital One Financial Corporation	10,914	756,449
Capitol Federal Financial, Inc.Δ	421,100	5,583,786
CBRE Group, Inc. Class A*	315	9,078
Charles Schwab Corporation (The)	1,326	37,155
Cincinnati Financial Corporation	105	6,863
Citigroup, Inc.	4,463	186,330
Citizens Financial Group, Inc.	400	8,380
CME Group, Inc.	384	36,883
CNA Financial Corporation	7,286	234,464
Comerica, Inc.Δ	47,705	1,806,588
Commerce Bancshares, Inc.Δ	47,938	2,154,813
Crown Castle International Corporation REIT	1,012	87,538
Cullen/Frost Bankers, Inc.Δ	11,946	658,344
Discover Financial Services	1,687	85,902
Dun & Bradstreet Corporation (The)	354	36,490
E*TRADE Financial Corporation*	326	7,984
Equifax, Inc.	138	15,772
Equinix, Inc. REIT	56	18,520
Equity Residential REIT	467	35,039
Essex Property Trust, Inc. REIT	90	21,047
FactSet Research Systems, Inc.	3,068	464,894
Federal Realty Investment Trust REIT	55	8,583
Fidelity National Information Services, Inc.	329	20,829
Fifth Third Bancorp	1,381	23,049
Fiserv, Inc.*	888	91,091
Franklin Resources, Inc.	12,590	491,640
General Growth Properties, Inc. REIT	589	17,511
Goldman Sachs Group, Inc. (The)	466	73,153
Hartford Financial Services Group, Inc. (The)	507	23,363
HCP, Inc. REIT	516	16,811
Host Hotels & Resorts, Inc. REIT	861	14,379
Huntington Bancshares, Inc.	953	9,092
Intercontinental Exchange, Inc.	139	32,684
Iron Mountain, Inc. REIT	206	6,985
Jack Henry & Associates, Inc.Δ	2,600	219,882
JPMorgan Chase & Co.	33,953	2,010,697

See Notes to Schedules of Investments.	85

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
KeyCorp	867	$9,572
Kimco Realty Corporation REIT	228	6,562
Leucadia National Corporation	355	5,740
Lincoln National Corporation	300	11,760
Loews Corporation	130	4,974
M&T Bank CorporationΔ	12,092	1,342,212
Macerich Co. (The) REIT	159	12,599
Markel Corporation*	1,618	1,442,560
Marsh & McLennan Cos., Inc.	58,798	3,574,330
MasterCard, Inc. Class A	12,031	1,136,930
McGraw Hill Financial, Inc.	309	30,585
Mercury General CorporationΔ	7,577	420,524
MetLife, Inc.	24,598	1,080,836
Moody’s Corporation	279	26,940
Morgan Stanley	1,593	39,841
Navient Corporation	520	6,224
New York Community Bancorp, Inc.Δ	61,920	984,528
Northern Trust Corporation	35,853	2,336,540
PayPal Holdings, Inc.*	1,727	66,662
People’s United Financial, Inc.Δ	64,574	1,028,664
Piedmont Office Realty Trust, Inc. Class A REITΔ	42,018	853,386
PNC Financial Services Group, Inc. (The)	72,982	6,172,088
Principal Financial Group, Inc.	312	12,308
ProAssurance Corporation	8,388	424,433
Progressive Corporation (The)	28,966	1,017,865
Prologis, Inc. REIT	334	14,756
Prudential Financial, Inc.	524	37,843
Public Storage REIT	108	29,790
Realty Income Corporation REIT	312	19,503
Regions Financial Corporation	1,188	9,326
Signature Bank*	1,800	245,016
Simon Property Group, Inc. REIT	415	86,191
State Street Corporation	490	28,675
SunTrust Banks, Inc.	68,407	2,468,125
Synchrony Financial*	664	19,030
T. Rowe Price Group, Inc.	297	21,818
TFS Financial Corporation	12,631	219,400
Torchmark Corporation	321	17,385
Total System Services, Inc.	261	12,418
Travelers Cos., Inc. (The)	16,894	1,971,699
U.S. Bancorp	40,406	1,640,080
UDR, Inc. REIT	300	11,559
Unum Group	295	9,121
Ventas, Inc. REIT	333	20,966
Visa, Inc. Class AΔ	25,740	1,968,595
Vornado Realty Trust REIT	197	18,603
W.R. Berkley Corporation	4,601	258,576
Wells Fargo & Co.	37,887	1,832,215
Welltower, Inc. REIT	570	39,524
Western Union Co. (The)	622	11,998
Weyerhaeuser Co. REIT	42,434	1,314,605
Zions Bancorporation	159	3,849

		54,961,090

Healthcare — 5.0%
Abbott Laboratories	19,906	832,668
AbbVie, Inc.	9,548	545,382
Aetna, Inc.	8,611	967,446
Agilent Technologies, Inc.	19,377	772,173
Alexion Pharmaceuticals, Inc.*	298	41,488
Amgen, Inc.	2,154	322,949
Anthem, Inc.	5,010	696,340
athenahealth, Inc.Δ*	479	66,476
Baxalta, Inc.	1,106	44,682
Baxter International, Inc.	91,368	3,753,397
Becton Dickinson and Co.	7,137	1,083,539
Biogen, Inc.*	726	188,992
Bio-Rad Laboratories, Inc. Class A*	292	39,922
Boston Scientific Corporation*	1,348	25,356
Bristol-Myers Squibb Co.	21,353	1,364,030
C.R. Bard, Inc.	4,228	856,889
Cardinal Health, Inc.	14,225	1,165,739
Celgene Corporation*	990	99,089
Centene CorporationΔ*	3,100	190,867
Cerner CorporationΔ*	1,935	102,478
Cigna Corporation	310	42,544
DaVita HealthCare Partners, Inc.*	200	14,676
DENTSPLY SIRONA, Inc.	281	17,318
DexCom, Inc.*	376	25,534
Edwards Lifesciences Corporation*	3,936	347,195
Eli Lilly & Co.	20,277	1,460,147
Express Scripts Holding Co.*	5,165	354,784
Gilead Sciences, Inc.	1,885	173,156
HCA Holdings, Inc.*	500	39,025
Henry Schein, Inc.*	3,511	606,104
Humana, Inc.	176	32,199
IDEXX Laboratories, Inc.*	3,740	292,917
Illumina, Inc.*	164	26,586
Intuitive Surgical, Inc.*	671	403,305
Johnson & Johnson	60,149	6,508,122
Laboratory Corporation of America Holdings*	1,808	211,771
McKesson Corporation	3,489	548,645
MEDNAX, Inc.*	465	30,048
Patterson Cos., Inc.Δ	3,219	149,780
PerkinElmer, Inc.	128	6,331
Quest Diagnostics, Inc.Δ	49,243	3,518,412
Quintiles Transnational Holdings, Inc.*	361	23,501
Regeneron Pharmaceuticals, Inc.*	108	38,928
ResMed, Inc.	3,044	176,004
St. Jude Medical, Inc.	321	17,655
Stryker Corporation	11,613	1,245,959
Tenet Healthcare Corporation*	747	21,611
Thermo Fisher Scientific, Inc.	444	62,866
UnitedHealth Group, Inc.	16,009	2,063,560
Universal Health Services, Inc. Class B	40	4,989
Vertex Pharmaceuticals, Inc.*	308	24,483
Zimmer Biomet Holdings, Inc.Δ	1,672	178,285
Zoetis, Inc.	1,989	88,172

		31,914,514

Materials & Processing — 1.1%
Air Products & Chemicals, Inc.	24,124	3,475,062
Airgas, Inc.	46	6,515
Alcoa, Inc.	1,077	10,318
Ball Corporation	161	11,478
CF Industries Holdings, Inc.	315	9,872
Dow Chemical Co. (The)	1,623	82,546

86	See Notes to Schedules of Investments.

	Shares	Value
E.I. du Pont de Nemours & Co.	1,053	$66,676
Eastman Chemical Co.	174	12,568
Ecolab, Inc.	384	42,824
Fastenal Co.Δ	5,971	292,579
FMC Corporation	151	6,096
Freeport-McMoRan, Inc.	1,109	11,467
International Flavors & Fragrances, Inc.	693	78,843
International Paper Co.Δ	31,848	1,307,042
Martin Marietta Materials, Inc.	107	17,067
Masco Corporation	401	12,611
Monsanto Co.	513	45,011
Mosaic Co. (The)	346	9,342
NewMarket CorporationΔ	60	23,776
Newmont Mining Corporation	511	13,582
Nucor Corporation	354	16,744
Owens-Illinois, Inc.*	127	2,027
PPG Industries, Inc.	3,914	436,372
Praxair, Inc.	2,080	238,056
Sealed Air Corporation	225	10,802
Sherwin-Williams Co. (The)	3,305	940,834
Vulcan Materials Co.	147	15,519
WestRock Co.	198	7,728

		7,203,357

Producer Durables — 5.6%
3M Co.	37,082	6,178,974
ADT Corporation (The)	208	8,582
Alaska Air Group, Inc.	3,068	251,637
American Airlines Group, Inc.	837	34,325
AMETEK, Inc.	278	13,894
Automatic Data Processing, Inc.	10,969	984,029
Boeing Co. (The)	5,545	703,882
C.H. Robinson Worldwide, Inc.Δ	2,398	178,004
Caterpillar, Inc.	705	53,961
Cintas Corporation	3,375	303,109
CSX Corporation	1,157	29,793
Cummins, Inc.	196	21,548
Danaher Corporation	4,214	399,740
Deere & Co.	419	32,259
Delta Air Lines, Inc.	1,218	59,292
Dover Corporation	192	12,351
Emerson Electric Co.	6,901	375,276
Expeditors International of Washington, Inc.	129	6,296
FedEx Corporation	3,254	529,491
FLIR Systems, Inc.	1,545	50,908
Flowserve Corporation	133	5,907
Fluor Corporation	182	9,773
General Dynamics Corporation	4,569	600,230
General Electric Co.	45,492	1,446,191
Honeywell International, Inc.	4,771	534,591
Huntington Ingalls Industries, Inc.	1,631	223,349
Illinois Tool Works, Inc.	443	45,381
J.B. Hunt Transport Services, Inc.	900	75,816
Jacobs Engineering Group, Inc.*	78	3,397
Kansas City Southern	102	8,716
Landstar System, Inc.Δ	1,384	89,420
Lockheed Martin Corporation	5,164	1,143,826
Mettler-Toledo International, Inc.*	1,400	482,664
MSC Industrial Direct Co., Inc. Class A	3,700	282,347
Norfolk Southern Corporation	15,132	1,259,739
Northrop Grumman Corporation	4,162	823,660
PACCAR, Inc.	409	22,368
Parker-Hannifin Corporation	153	16,995
Paychex, Inc.	21,169	1,143,338
Pitney Bowes, Inc.	332	7,151
Quanta Services, Inc.*	139	3,136
Raytheon Co.	6,236	764,721
Republic Services, Inc.	92,322	4,399,143
Robert Half International, Inc.	115	5,357
Rockwell Automation, Inc.	13,041	1,483,414
Rockwell Collins, Inc.	3,303	304,570
Roper Technologies, Inc.	70	12,794
Ryder System, Inc.	111	7,191
Snap-on, Inc.	44	6,908
Southwest Airlines Co.Δ	7,428	332,774
Stanley Black & Decker, Inc.Δ	22,820	2,400,892
Stericycle, Inc.Δ*	13,299	1,678,201
Textron, Inc.	272	9,917
Union Pacific Corporation	6,814	542,054
United Continental Holdings, Inc.*	298	17,838
United Parcel Service, Inc. Class B	16,156	1,703,973
United Rentals, Inc.*	69	4,291
United Technologies Corporation	7,699	770,670
Verisk Analytics, Inc.*	195	15,584
W.W. Grainger, Inc.	8	1,867
Waste Connections, Inc.Δ	4,700	303,573
Waste Management, Inc.Δ	35,084	2,069,956
Xerox Corporation	1,257	14,028
Xylem, Inc.	389	15,910

		35,320,972

Technology — 4.7%
Activision Blizzard, Inc.	631	21,353
Adobe Systems, Inc.*	1,186	111,247
Akamai Technologies, Inc.*	203	11,281
Alphabet, Inc. Class A*	1,964	1,498,336
Alphabet, Inc. Class C*	372	277,121
Amphenol Corporation Class A	428	24,747
Analog Devices, Inc.	354	20,953
Apple, Inc.	26,140	2,848,999
Applied Materials, Inc.	147,470	3,123,415
Autodesk, Inc.*	257	14,986
CA, Inc.	368	11,331
Cisco Systems, Inc.	210,867	6,003,384
Citrix Systems, Inc.*	176	13,830
Cognizant Technology Solutions Corporation Class A*	2,272	142,454
Corning, Inc.	1,580	33,006
CSRA, Inc.	165	4,439
Electronic Arts, Inc.*	423	27,965
EMC Corporation	2,300	61,295
F5 Networks, Inc.*	2,946	311,834
Facebook, Inc. Class A*	2,843	324,386
Gartner, Inc.*	4,526	404,398
Harris Corporation	120	9,343
Hewlett Packard Enterprise Co.	2,151	38,137

See Notes to Schedules of Investments.	87

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
HP, Inc.	2,151	$26,500
Intel Corporation	32,741	1,059,171
International Business Machines Corporation	9,454	1,431,808
Intuit, Inc.	13,822	1,437,626
Juniper Networks, Inc.	571	14,566
KLA-Tencor Corporation	188	13,688
Lam Research Corporation	181	14,951
Linear Technology Corporation	16,593	739,384
Maxim Integrated Products, Inc.	66,900	2,460,582
Microchip Technology, Inc.	228	10,990
Micron Technology, Inc.*	1,206	12,627
Microsoft Corporation	78,303	4,324,675
Motorola Solutions, Inc.	226	17,108
NetApp, Inc.	15,352	418,956
NVIDIA CorporationΔ	2,135	76,070
Oracle Corporation	34,301	1,403,254
Qorvo, Inc.*	175	8,822
QUALCOMM, Inc.	7,288	372,708
Red Hat, Inc.*	180	13,412
salesforce.com, Inc.*	781	57,661
SanDisk Corporation	256	19,476
Skyworks Solutions, Inc.	143	11,140
Symantec Corporation	785	14,428
Synopsys, Inc.*	600	29,064
Tableau Software, Inc. Class AΔ*	500	22,935
Teradata CorporationΔ*	3,703	97,167
Texas Instruments, Inc.	6,520	374,378
VeriSign, Inc.*	180	15,937
Western Digital Corporation	239	11,290
Xilinx, Inc.	304	14,419
Yahoo!, Inc.*	1,008	37,105

		29,900,138

Utilities — 6.6%
AES Corporation	1,420	16,756
AGL Resources, Inc.	200	13,028
Alliant Energy Corporation	1,900	141,132
Ameren Corporation	174	8,717
American Electric Power Co., Inc.	16,406	1,089,358
American Water Works Co., Inc.Δ	20,800	1,433,744
Aqua America, Inc.	3,000	95,460
AT&T, Inc.	51,754	2,027,204
Atmos Energy Corporation	23,200	1,722,832
CenterPoint Energy, Inc.	11,288	236,145
CenturyLink, Inc.	661	21,126
CMS Energy Corporation	355	15,066
Consolidated Edison, Inc.Δ	13,628	1,044,177
Dominion Resources, Inc.	14,963	1,124,021
DTE Energy Co.	7,501	680,041
Duke Energy Corporation	13,455	1,085,549
Edison International	44,571	3,204,209
Entergy Corporation	204	16,173
Eversource Energy	453	26,428
Exelon Corporation	974	34,928
FirstEnergy Corporation	633	22,769
Frontier Communications Corporation	2,478	13,852
Level 3 Communications, Inc.*	391	20,664
NextEra Energy, Inc.	8,076	955,714
NiSource, Inc.	9,257	218,095
NRG Energy, Inc.	370	4,814
OGE Energy CorporationΔ	7,642	218,791
ONE Gas, Inc.	78,849	4,817,674
PG&E Corporation	64,295	3,839,697
Pinnacle West Capital Corporation	9,096	682,837
PPL Corporation	5,163	196,555
Public Service Enterprise Group, Inc.	42,954	2,024,852
SCANA Corporation	161	11,294
Sempra Energy	9,189	956,115
Southern Co. (The)	31,437	1,626,236
TECO Energy, Inc.	293	8,066
UGI Corporation	8,200	330,378
Vectren Corporation	13,410	678,010
Verizon Communications, Inc.Δ	83,086	4,493,291
WEC Energy Group, Inc.	5,809	348,947
Westar Energy, Inc.Δ	78,800	3,909,268
WGL Holdings, Inc.Δ	29,300	2,120,441
Xcel Energy, Inc.Δ	9,067	379,182

		41,913,636

Total Common Stocks (Cost $237,335,894)		289,310,410

FOREIGN COMMON STOCKS — 4.3%
Bermuda — 0.6%
Arch Capital Group, Ltd.*	14,300	1,016,730
Assured Guaranty, Ltd.	16,948	428,785
AXIS Capital Holdings, Ltd.	3,742	207,531
Everest Re Group, Ltd.	7,718	1,523,765
Invesco, Ltd.	543	16,708
RenaissanceRe Holdings, Ltd.	4,600	551,218
White Mountains Insurance Group, Ltd.	122	97,917

		3,842,654

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.*	280	15,949

Canada — 0.1%
Imperial Oil, Ltd.	3,000	100,227
Potash Corporation of Saskatchewan, Inc.Δ	13,300	226,366

		326,593

Curacao — 0.9%
Schlumberger, Ltd.	80,159	5,911,726

France — 0.8%
TOTAL SAΔ	105,173	4,794,245

Ireland — 1.4%
Accenture PLC Class A	10,698	1,234,549
Allegion PLC	94	5,989
Eaton Corporation PLC	19,533	1,221,985
Ingersoll-Rand PLC	294	18,231
Mallinckrodt PLC*	1,040	63,731
Medtronic PLC	72,211	5,415,825
Pentair PLC	224	12,154
Seagate Technology PLC	372	12,815
Tyco International PLC	20,466	751,307
XL Group PLC	302	11,114

		8,747,700

Japan — 0.0%
Honda Motor Co., Ltd.	9,100	249,523

Jersey — 0.0%
Delphi Automotive PLC	351	26,332

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	107	8,790

88	See Notes to Schedules of Investments.

	Shares	Value
Netherlands — 0.2%
Frank’s International NVΔ	82,100	$1,353,008
LyondellBasell Industries NV Class A	489	41,848
Mylan NV*	1,759	81,530

		1,476,386

Panama — 0.0%
Carnival Corporation	498	26,279

Singapore — 0.0%
Broadcom, Ltd.	602	93,009

Switzerland — 0.2%
Chubb, Ltd.	9,753	1,162,070
Garmin, Ltd.	139	5,555
TE Connectivity, Ltd.	347	21,486
Transocean, Ltd.	893	8,162

		1,197,273

United Kingdom — 0.1%
Aon PLC	7,075	738,984
Nielsen Holdings PLC	438	23,065

		762,049

Total Foreign Common Stocks (Cost $25,080,458)		27,478,508

PREFERRED STOCKS — 3.7%
Bank of America Corporation
7.25%, 12/31/49 CONVΔ	7,515	8,552,070
Laclede Group, Inc. (The)
6.75%, 04/01/17 CONV	14,976	900,657
U.S. Bancorp
6.00%, 12/31/49†Δ	221,600	5,830,296
Wells Fargo & Co.
7.50%, 12/31/49 CONV	6,898	8,312,159

Total Preferred Stocks (Cost $23,621,522)		23,595,182

MASTER LIMITED PARTNERSHIP — 0.4%
Spectra Energy Partners LP (Cost $2,154,609)	49,772	2,395,029

MONEY MARKET FUNDS — 16.9%
GuideStone Money Market Fund (Investor Class)¥	29,947,453	29,947,453
Northern Institutional Liquid Assets Portfolio§	77,544,888	77,544,888

Total Money Market Funds (Cost $107,492,341)		107,492,341

SYNTHETIC CONVERTIBLE INSTRUMENTS — 1.2%
Credit Suisse AG+ 144A@	16,000	642,560
Credit Suisse Securities USA LLC+ 144A@	14,400	527,328
Goldman Sachs International+ CONV@	54,800	2,206,029
Merrill Lynch International & Co. CV+@	5,900	950,549
Morgan Stanley BV+ CONV 144A@	24,300	1,544,265
UBS AG+@	10,500	1,679,055

Total Synthetic Convertible Instruments (Cost $7,416,872)		7,549,786

	Par
CORPORATE BONDS — 21.6%
Akamai Technologies, Inc.
0.77%, 02/15/19 CONVΩ	$2,840,000	2,777,889
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 CONV	1,945,000	1,988,762
Ares Capital Corporation
4.38%, 01/15/19 CONV	2,930,000	2,970,288
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/18 CONV	2,275,000	2,646,109
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONV	1,440,000	1,433,700
Brookdale Senior Living, Inc.
2.75%, 06/15/18 CONV	2,070,000	1,982,025
CalAtlantic Group, Inc.
1.63%, 05/15/18 CONV	505,000	617,994
0.25%, 06/01/19 CONV	1,350,000	1,201,500
1.25%, 08/01/32 CONV	435,000	460,284
Cardtronics, Inc.
1.00%, 12/01/20 CONVΔ	2,020,000	1,960,663
Cepheid
1.25%, 02/01/21 CONV	2,235,000	2,001,722
Chart Industries, Inc.
2.00%, 08/01/18 CONV	1,935,000	1,728,197
Citigroup, Inc.
5.95%, 07/29/49†	2,174,000	2,097,230
Citrix Systems, Inc.
0.50%, 04/15/19 CONVΔ	2,075,000	2,327,891
Colony Starwood Homes
3.00%, 07/01/19 CONV	960,000	955,800
Dycom Industries, Inc.
0.75%, 09/15/21 CONV 144AΔ	2,060,000	2,031,675
Echo Global Logistics, Inc.
2.50%, 05/01/20 CONVΔ	780,000	789,263
Electronics For Imaging, Inc.
0.75%, 09/01/19 CONVΔ	2,515,000	2,621,888
Envestnet, Inc.
1.75%, 12/15/19 CONV	1,155,000	1,001,241
Euronet Worldwide, Inc.
1.50%, 10/01/44 CONV	1,075,000	1,285,969
Extra Space Storage LP
2.38%, 07/01/33 CONV 144A	235,000	398,325
3.13%, 10/01/35 CONV 144AΔ	2,950,000	3,375,906
FireEye, Inc.
1.63%, 06/01/35 CONV 144AΔ	1,225,000	1,002,203
General Electric Co.
5.00%, 12/29/49†	3,312,000	3,415,500
Hologic, Inc.
2.00%, 03/01/42 STEP CONVΔ	1,552,000	2,009,840
1.77%, 12/15/43 STEP CONVΩ	540,000	672,300
Huron Consulting Group, Inc.
1.25%, 10/01/19 CONVΔ	1,829,000	1,786,704
Illumina, Inc.
(1.31)%, 06/15/19 CONVΩΔ	1,865,000	1,945,428
Impax Laboratories, Inc.
2.00%, 06/15/22 CONV 144A	2,875,000	2,578,516

See Notes to Schedules of Investments.	89

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Integra LifeSciences Holdings Corporation
1.63%, 12/15/16 CONVΔ	$1,275,000	$1,655,906
Intel Corporation
2.95%, 12/15/35 CONV	5,368,000	6,834,135
InterDigital, Inc.
1.50%, 03/01/20 CONV	1,815,000	1,868,316
Jarden Corporation
1.50%, 06/15/19 CONV	520,000	799,175
Lam Research Corporation
1.25%, 05/15/18 CONVΔ	1,696,000	2,506,900
LinkedIn Corporation
0.50%, 11/01/19 CONVΔ	1,720,000	1,566,275
Live Nation Entertainment, Inc.
2.50%, 05/15/19 CONV	1,680,000	1,667,400
Macquarie Infrastructure Corporation
2.88%, 07/15/19 CONVΔ	2,080,000	2,307,500
Medidata Solutions, Inc.
1.00%, 08/01/18 CONVΔ	1,920,000	1,957,200
Meritor, Inc.
7.88%, 03/01/26 CONV	905,000	1,053,759
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	8,120,000	8,394,050
Molina Healthcare, Inc.
1.63%, 08/15/44 CONV	1,435,000	1,808,100
National Health Investors, Inc.
3.25%, 04/01/21 CONV	2,465,000	2,542,031
NetSuite, Inc.
0.25%, 06/01/18 CONV	10,000	9,594
Newmont Mining Corporation
1.63%, 07/15/17 CONV	1,855,000	1,929,200
NRG Yield, Inc.
3.50%, 02/01/19 CONV 144A	720,000	678,150
Nuance Communications, Inc.
1.00%, 12/15/35 CONV 144AΔ	1,415,000	1,309,759
NuVasive, Inc.
2.25%, 03/15/21 CONV 144A	1,645,000	1,768,375
NVIDIA Corporation
1.00%, 12/01/18 CONV	830,000	1,485,181
ON Semiconductor Corporation
1.00%, 12/01/20 CONV 144AΔ	1,445,000	1,296,888
Palo Alto Networks, Inc.
(13.26)%, 07/01/19 CONVΩ	445,000	695,034
Pattern Energy Group, Inc.
4.00%, 07/15/20 CONV 144AΔ	745,000	667,706
Priceline Group, Inc.
0.35%, 06/15/20 CONVΔ	2,015,000	2,428,075
0.90%, 09/15/21 CONV	655,000	659,094
Proofpoint, Inc.
1.25%, 12/15/18 CONV	505,000	739,509
0.75%, 06/15/20 CONV 144AΔ	2,180,000	2,111,875
Red Hat, Inc.
0.25%, 10/01/19 CONVΔ	815,000	1,015,184
Royal Gold, Inc.
2.88%, 06/15/19 CONVΔ	1,795,000	1,725,444
RTI International Metals, Inc.
1.63%, 10/15/19 CONV	2,055,000	2,160,319
salesforce.com, Inc.
0.25%, 04/01/18 CONV	840,000	1,041,600
SanDisk Corporation
0.50%, 10/15/20 CONVΔ	1,260,000	1,314,338
ServiceNow, Inc.
(3.24)%, 11/01/18 CONVΩ	1,060,000	1,153,412
Spirit Realty Capital, Inc.
2.88%, 05/15/19 CONV	2,165,000	2,167,717
Starwood Property Trust, Inc.
4.55%, 03/01/18 CONV	3,080,000	3,103,100
Synchronoss Technologies, Inc.
0.75%, 08/15/19 CONVΔ	1,025,000	992,969
Tesla Motors, Inc.
0.25%, 03/01/19 CONVΔ	2,700,000	2,467,125
1.25%, 03/01/21 CONV	245,000	211,159
TiVo, Inc.
2.00%, 10/01/21 CONVΔ	2,780,000	2,601,038
Toll Brothers Finance Corporation
0.50%, 09/15/32 CONVΔ	2,015,000	1,964,625
Twitter, Inc.
0.25%, 09/15/19 CONV	1,605,000	1,413,403
1.00%, 09/15/21 CONVΔ	1,230,000	1,036,275
Verint Systems, Inc.
1.50%, 06/01/21 CONVΔ	2,445,000	2,165,353
Web.com Group, Inc.
1.00%, 08/15/18 CONV	1,780,000	1,697,675
WebMD Health Corporation
2.50%, 01/31/18 CONV	895,000	1,027,012
1.50%, 12/01/20 CONV	515,000	689,134
Workday, Inc.
0.75%, 07/15/18 CONVΔ	1,565,000	1,773,341
Wright Medical Group, Inc.
2.00%, 02/15/20 CONV	2,175,000	1,953,422
Yahoo!, Inc.
0.26%, 12/01/18 CONVΩ	1,330,000	1,320,856

Total Corporate Bonds (Cost $136,535,857)		137,798,500

FOREIGN BONDS — 0.8%
Bermuda — 0.3%
Jazz Investments I, Ltd.
1.88%, 08/15/21 CONVΔ	1,930,000	1,992,725

Netherlands — 0.5%
NXP Semiconductors NV
1.00%, 12/01/19 CONVΔ	1,730,000	1,922,462
Siemens Financieringsmaatschappij NV
1.65%, 08/16/19 CONV	1,250,000	1,405,000

		3,327,462

Total Foreign Bonds (Cost $5,205,280)		5,320,187

90	See Notes to Schedules of Investments.

	Par	Value
U.S. TREASURY OBLIGATIONS — 18.0%
U.S. Treasury Bills
0.00%, 06/09/16Ω‡‡	$1,900,000	$1,899,379
0.25%, 06/23/16Ω	27,000,000	26,987,418
0.38%, 06/23/16Ω	1,000,000	999,534
0.25%, 09/15/16Ω	25,000,000	24,962,600
0.57%, 12/08/16Ω	28,000,000	27,934,480
0.61%, 03/02/17Ω	500,000	497,448
0.66%, 03/02/17Ω	31,475,000	31,314,383

Total U.S. Treasury Obligations (Cost $114,500,471)		114,595,242

TOTAL INVESTMENTS — 112.4% (Cost $659,343,304)		715,535,185

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
S&P 500® Index, Strike Price $2,020.00, Expires 04/05/16 (RBC)	(12)	(48,000)
S&P 500® Index, Strike Price $2,055.00, Expires 04/05/16 (RBC)	(12)	(11,268)
S&P 500® Index, Strike Price $2,060.00, Expires 04/12/16 (RBC)	(12)	(15,120)
S&P 500® Index, Strike Price $2,075.00, Expires 04/08/16 (MLCS)	(12)	(7,020)
S&P 500® Index, Strike Price $2,075.00, Expires 04/19/16 (RBC)	(12)	(13,620)
S&P 500® Index, Strike Price $2,085.00, Expires 04/26/16 (CITIG)	(12)	(12,240)
S&P 500® Index, Strike Price $2,090.00, Expires 04/29/16 (RBC)	(12)	(15,480)
S&P 500® Index, Strike Price $2,095.00, Expires 04/15/16 (DEUT)	(12)	(4,560)
S&P 500® Index, Strike Price $2,095.00, Expires 04/22/16 (MLCS)	(13)	(9,685)

		(136,993)

Put Options — 0.0%
S&P 500® Index, Strike Price $1,845.00, Expires 04/01/16 (RBC)	(69)	(345)
S&P 500® Index, Strike Price $1,905.00, Expires 04/08/16 (RBC)	(66)	(2,310)
S&P 500® Index, Strike Price $1,915.00, Expires 04/01/16 (RBC)	(65)	(325)
S&P 500® Index, Strike Price $1,920.00, Expires 04/15/16 (RBC)	(62)	(6,200)
S&P 500® Index, Strike Price $1,935.00, Expires 04/08/16 (MLCS)	(62)	(2,790)
S&P 500® Index, Strike Price $1,955.00, Expires 04/22/16 (CITIG)	(65)	(25,870)
S&P 500® Index, Strike Price $1,955.00, Expires 04/29/16 (RBC)	(65)	(39,650)
S&P 500® Index, Strike Price $1,965.00, Expires 04/22/16 (MLCS)	(63)	(26,460)
S&P 500® Index, Strike Price $1,985.00, Expires 04/15/16 (DEUT)	(62)	(20,150)

		(124,100)

Total Written Options (Premiums received $(772,926))		(261,093)

Liabilities in Excess of Other Assets — (12.4)%		(78,751,944)

NET ASSETS — 100.0%		$636,522,148

See Notes to Schedules of Investments.	91

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$289,310,410	$289,310,410	$—	$—
Corporate Bonds	137,798,500	—	137,798,500	—
Foreign Bonds:
Bermuda	1,992,725	—	1,992,725	—
Netherlands	3,327,462	—	3,327,462	—
Foreign Common Stocks:
Bermuda	3,842,654	3,842,654	—	—
British Virgin Islands	15,949	15,949	—	—
Canada	326,593	326,593	—	—
Curacao	5,911,726	5,911,726	—	—
France	4,794,245	4,794,245	—	—
Ireland	8,747,700	8,747,700	—	—
Japan	249,523	249,523	—	—
Jersey	26,332	26,332	—	—
Liberia	8,790	8,790	—	—
Netherlands	1,476,386	1,476,386	—	—
Panama	26,279	26,279	—	—
Singapore	93,009	93,009	—	—
Switzerland	1,197,273	1,197,273	—	—
United Kingdom	762,049	762,049	—	—
Master Limited Partnership	2,395,029	2,395,029	—	—
Money Market Funds	107,492,341	107,492,341	—	—
Preferred Stocks	23,595,182	23,595,182	—	—
U.S. Treasury Obligations	114,595,242	—	114,595,242	—
Synthetic Convertible Instruments	7,549,786	—	—	7,549,786

Total Assets — Investments in Securities	$715,535,185	$450,271,470	$257,713,929	$7,549,786

Other Financial Instruments***
Futures Contracts	$1,026,269	$1,026,269	$—	$—

Total Assets — Other Financial Instruments	$1,026,269	$1,026,269	$—	$—

92	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Written Options	$(261,093)	$—	$(261,093)	$—

Total Liabilities — Investments in Securities	$(261,093)	$—	$(261,093)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(75,984)	$—	$(75,984)	$—

Total Liabilities — Other Financial Instruments	$(75,984)	$—	$(75,984)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2016 is $4,794,245.

The unobservable inputs used in the fair value measurement of the reporting entity’s synthetic convertible instruments are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Synthetic Convertible Instruments
Balance, 12/31/15	$5,550,877	$5,550,877
Accrued discounts/premiums	—	—
Realized gain (loss)	79,238	79,238
Change in unrealized appreciation (depreciation)	283,758	283,758
Purchases	4,269,277	4,269,277
Sales	(2,633,364)	(2,633,364)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—
Maturities	—	—
Paydowns	—	—

Balance, 03/31/16	$7,549,786	$7,549,786

See Notes to Schedules of Investments.	93

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 84.7%
Consumer Discretionary — 12.6%
Advance Auto Parts, Inc.	2,558	$410,150
Amazon.com, Inc.*	13,682	8,122,182
AutoNation, Inc.Δ*	2,560	119,501
AutoZone, Inc.*	1,069	851,662
Bed Bath & Beyond, Inc.Δ*	5,741	284,983
Best Buy Co., Inc.Δ	10,008	324,660
BorgWarner, Inc.Δ	7,721	296,486
Cablevision Systems Corporation Class A	7,849	259,017
CarMax, Inc.Δ*	7,000	357,700
CBS Corporation Class B (Non-Voting Shares)	14,965	824,422
Chipotle Mexican Grill, Inc.Δ*	1,065	501,583
Coach, Inc.	9,769	391,639
Comcast Corporation Class A	86,205	5,265,401
Costco Wholesale Corporation	15,587	2,456,199
D.R. Horton, Inc.	11,731	354,628
Darden Restaurants, Inc.Δ	4,060	269,178
Discovery Communications, Inc. Class AΔ*	5,482	156,950
Discovery Communications, Inc. Class C*	8,468	228,636
Dollar General Corporation	10,331	884,334
Dollar Tree, Inc.*	8,378	690,850
eBay, Inc.*	38,266	913,027
Estee Lauder Cos., Inc. (The) Class A	7,923	747,218
Expedia, Inc.	4,205	453,383
Ford Motor Co.	138,347	1,867,684
GameStop Corporation Class AΔ	3,705	117,560
Gap, Inc. (The)Δ	8,085	237,699
General Motors Co.	49,679	1,561,411
Genuine Parts Co.Δ	5,243	520,944
Goodyear Tire & Rubber Co. (The)	9,584	316,080
H&R Block, Inc.	8,306	219,445
Hanesbrands, Inc.	13,687	387,890
Harley-Davidson, Inc.Δ	6,524	334,877
Harman International Industries, Inc.Δ	2,581	229,812
Hasbro, Inc.Δ	3,967	317,757
Home Depot, Inc. (The)	44,936	5,995,810
Interpublic Group of Cos., Inc. (The)	14,061	322,700
Johnson Controls, Inc.	23,100	900,207
Kohl’s CorporationΔ	6,693	311,961
L Brands, Inc.	9,073	796,700
Leggett & Platt, Inc.	4,728	228,835
Lennar Corporation Class AΔ	6,509	314,775
Lowe’s Cos., Inc.	32,446	2,457,784
Macy’s, Inc.	10,858	478,729
Marriott International, Inc. Class AΔ	6,803	484,238
Mattel, Inc.Δ	11,908	400,347
McDonald’s Corporation	31,944	4,014,722
Mohawk Industries, Inc.Δ*	2,256	430,670
Netflix, Inc.*	15,170	1,550,829
Newell Rubbermaid, Inc.Δ	9,572	423,944
News Corporation Class A	13,865	177,056
News Corporation Class BΔ	3,661	48,508
NIKE, Inc. Class B	47,895	2,944,106
Nordstrom, Inc.Δ	4,507	257,845
Omnicom Group, Inc.Δ	8,437	702,211
O’Reilly Automotive, Inc.*	3,419	935,644
Priceline Group, Inc. (The)*	1,758	2,265,992
PulteGroup, Inc.Δ	11,415	213,575
PVH Corporation	2,959	293,119
Ralph Lauren CorporationΔ	2,056	197,911
Ross Stores, Inc.	14,417	834,744
Scripps Networks Interactive, Inc. Class AΔ	3,367	220,538
Staples, Inc.	23,153	255,378
Starbucks Corporation	52,371	3,126,549
Starwood Hotels & Resorts Worldwide, Inc.	6,055	505,169
Target Corporation	21,381	1,759,229
TEGNA, Inc.Δ	7,742	181,627
Tiffany & Co.Δ	4,009	294,180
Time Warner Cable, Inc.	10,035	2,053,362
Time Warner, Inc.	28,068	2,036,333
TJX Cos., Inc. (The)	23,732	1,859,402
Tractor Supply Co.	4,779	432,308
TripAdvisor, Inc.Δ*	4,116	273,714
Twenty-First Century Fox, Inc. Class A	39,676	1,106,167
Twenty-First Century Fox, Inc. Class B	15,494	436,931
Under Armour, Inc. Class AΔ*	6,447	546,899
Urban Outfitters, Inc.*	3,039	100,560
VF Corporation	11,972	775,307
Wal-Mart Stores, Inc.	55,604	3,808,318
Walt Disney Co. (The)	53,184	5,281,703
Whirlpool Corporation	2,696	486,197
Wyndham Worldwide Corporation	3,981	304,268
Yum! Brands, Inc.	14,500	1,186,825

		86,288,874

Consumer Staples — 6.7%
Archer-Daniels-Midland Co.	20,960	761,058
Campbell Soup Co.	6,292	401,367
Church & Dwight Co., Inc.	4,653	428,914
Clorox Co. (The)Δ	4,563	575,212
Coca-Cola Co. (The)	138,067	6,404,928
Coca-Cola Enterprises, Inc.Δ	7,368	373,852
Colgate-Palmolive Co.	31,625	2,234,306
ConAgra Foods, Inc.	15,455	689,602
CVS Health Corporation	38,882	4,033,230
Dr. Pepper Snapple Group, Inc.	6,622	592,139
General Mills, Inc.	21,142	1,339,346
Hershey Co. (The)Δ	5,046	464,686
Hormel Foods CorporationΔ	9,734	420,898
J.M. Smucker Co. (The)	4,239	550,392
Kellogg Co.	8,869	678,922
Kimberly-Clark Corporation	12,805	1,722,401
Kraft Heinz Co. (The)Δ	21,098	1,657,459
Kroger Co. (The)	34,557	1,321,805
McCormick & Co., Inc. (Non-Voting Shares)Δ	4,079	405,779
Mead Johnson Nutrition Co.	6,543	555,959
Mondelez International, Inc. Class A	55,467	2,225,336
Monster Beverage Corporation*	5,353	713,983
PepsiCo, Inc.	51,234	5,250,460
Procter & Gamble Co. (The)	93,979	7,735,411
Sysco Corporation	18,689	873,337

94	See Notes to Schedules of Investments.

	Shares	Value
Tyson Foods, Inc. Class A	10,371	$691,331
Walgreens Boots Alliance, Inc.	30,581	2,576,143
Whole Foods Market, Inc.Δ	11,453	356,303

		46,034,559

Energy — 5.8%
Anadarko Petroleum CorporationΔ	18,111	843,429
Apache CorporationΔ	13,295	648,929
Archrock, Inc.	13	104
Baker Hughes, Inc.	15,588	683,222
Cabot Oil & Gas Corporation	16,381	372,012
Cameron International Corporation*	6,741	451,984
Chesapeake Energy CorporationΔ	17,647	72,706
Chevron Corporation	66,752	6,368,141
Cimarex Energy Co.	3,310	321,964
Columbia Pipeline Group, Inc.	13,950	350,145
Concho Resources, Inc.*	4,534	458,115
ConocoPhillips	43,845	1,765,638
Devon Energy Corporation	17,917	491,642
Diamond Offshore Drilling, Inc.	2,290	49,762
EOG Resources, Inc.	19,517	1,416,544
EQT Corporation	5,639	379,279
Exterran Corporation*	6	100
Exxon Mobil Corporation	147,179	12,302,693
First Solar, Inc.*	2,733	187,129
FMC Technologies, Inc.*	7,897	216,062
Halliburton Co.	30,516	1,090,032
Helmerich & Payne, Inc.Δ	3,908	229,478
Hess CorporationΔ	9,411	495,489
Kinder Morgan, Inc.	64,915	1,159,382
Marathon Oil Corporation	29,989	334,077
Marathon Petroleum Corporation	18,717	695,898
Murphy Oil CorporationΔ	5,682	143,130
National Oilwell Varco, Inc.Δ	13,400	416,740
Newfield Exploration Co.*	7,062	234,811
Noble Energy, Inc.	15,264	479,442
Occidental Petroleum Corporation	27,096	1,854,179
ONEOK, Inc.Δ	7,514	224,368
Phillips 66	16,669	1,443,369
Pioneer Natural Resources Co.	5,795	815,588
Range Resources CorporationΔ	6,070	196,547
Southwestern Energy Co.Δ*	13,122	105,895
Spectra Energy Corporation	23,999	734,369
Tesoro Corporation	4,268	367,091
Valero Energy CorporationΔ	16,682	1,069,983
Williams Cos., Inc. (The)	23,985	385,439

		39,854,907

Financial Services — 15.8%
Affiliated Managers Group, Inc.*	1,936	314,406
Aflac, Inc.	14,957	944,385
Alliance Data Systems Corporation*	2,103	462,660
Allstate Corporation (The)	13,373	900,939
American Express Co.	29,035	1,782,749
American International Group, Inc.	40,724	2,201,132
American Tower Corporation REIT	15,023	1,537,905
Ameriprise Financial, Inc.	6,015	565,470
Apartment Investment & Management Co. Class A REIT	5,645	236,074
Assurant, Inc.	2,341	180,608
AvalonBay Communities, Inc. REIT	4,868	925,894
Bank of America Corporation	365,602	4,942,939
Bank of New York Mellon Corporation (The)	38,030	1,400,645
BB&T CorporationΔ	27,854	926,703
Berkshire Hathaway, Inc. Class B*	66,394	9,419,981
BlackRock, Inc.	4,474	1,523,710
Boston Properties, Inc. REIT	5,488	697,415
Capital One Financial Corporation	18,695	1,295,750
CBRE Group, Inc. Class A*	10,324	297,538
Charles Schwab Corporation (The)	42,613	1,194,016
Cincinnati Financial Corporation	5,251	343,205
Citigroup, Inc.	104,290	4,354,107
Citizens Financial Group, Inc.	18,737	392,540
CME Group, Inc.	11,995	1,152,120
Comerica, Inc.Δ	6,109	231,348
Crown Castle International Corporation REIT	11,848	1,024,852
Discover Financial Services	14,673	747,149
Dun & Bradstreet Corporation (The)	1,233	127,098
E*TRADE Financial Corporation*	9,984	244,508
Equifax, Inc.	4,187	478,532
Equinix, Inc. REIT	2,442	807,594
Equity Residential REIT	12,936	970,588
Essex Property Trust, Inc. REIT	2,344	548,168
Extra Space Storage, Inc. REIT	4,381	409,448
Federal Realty Investment Trust REIT	2,465	384,663
Fidelity National Information Services, Inc.	9,746	617,019
Fifth Third Bancorp	28,077	468,605
Fiserv, Inc.*	7,894	809,767
Franklin Resources, Inc.Δ	13,301	519,404
General Growth Properties, Inc. REIT	20,699	615,381
Goldman Sachs Group, Inc. (The)	13,939	2,188,144
Hartford Financial Services Group, Inc. (The)	14,058	647,793
HCP, Inc. REIT	16,382	533,726
Host Hotels & Resorts, Inc. REITΔ	26,737	446,508
Huntington Bancshares, Inc.	27,751	264,745
Intercontinental Exchange, Inc.	4,215	991,115
Iron Mountain, Inc. REITΔ	6,823	231,368
JPMorgan Chase & Co.	130,087	7,703,752
KeyCorp	29,630	327,115
Kimco Realty Corporation REIT	14,494	417,137
Legg Mason, Inc.	3,731	129,391
Leucadia National Corporation	11,518	186,246
Lincoln National Corporation	8,588	336,650
Loews Corporation	9,455	361,748
M&T Bank CorporationΔ	5,615	623,265

See Notes to Schedules of Investments.	95

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Macerich Co. (The) REIT	4,451	$352,697
Marsh & McLennan Cos., Inc.	18,506	1,124,980
MasterCard, Inc. Class A	34,756	3,284,442
McGraw Hill Financial, Inc.	9,383	928,729
MetLife, Inc.	38,754	1,702,851
Moody’s CorporationΔ	6,041	583,319
Morgan Stanley	54,244	1,356,642
Nasdaq, Inc.	4,073	270,366
Navient Corporation	12,116	145,029
Northern Trust Corporation	7,400	482,258
PayPal Holdings, Inc.*	39,439	1,522,345
People’s United Financial, Inc.Δ	10,672	170,005
PNC Financial Services Group, Inc. (The)	17,781	1,503,739
Principal Financial Group, Inc.	9,714	383,217
Progressive Corporation (The)	20,674	726,484
Prologis, Inc. REIT	18,696	825,989
Prudential Financial, Inc.	15,781	1,139,704
Public Storage REIT	5,213	1,437,902
Realty Income Corporation REITΔ	8,878	554,964
Regions Financial Corporation	46,391	364,169
Simon Property Group, Inc. REIT	10,951	2,274,413
SL Green Realty Corporation REITΔ	3,593	348,090
State Street Corporation	14,184	830,048
SunTrust Banks, Inc.	18,054	651,388
Synchrony Financial*	29,716	851,661
T. Rowe Price Group, Inc.	8,845	649,754
Torchmark Corporation	3,970	215,015
Total System Services, Inc.	5,853	278,486
Travelers Cos., Inc. (The)	10,431	1,217,402
U.S. Bancorp	57,889	2,349,715
UDR, Inc. REITΔ	9,523	366,921
Unum Group	8,642	267,211
Ventas, Inc. REIT	11,915	750,168
Visa, Inc. Class AΔ	68,022	5,202,323
Vornado Realty Trust REIT	6,251	590,282
Wells Fargo & Co.	163,691	7,916,097
Welltower, Inc. REIT	12,607	874,169
Western Union Co. (The)Δ	17,888	345,060
Weyerhaeuser Co. REIT	27,733	859,168
Zions Bancorporation	7,446	180,268

		108,263,188

Healthcare — 10.1%
Abbott Laboratories	52,077	2,178,381
AbbVie, Inc.	57,099	3,261,495
Aetna, Inc.	12,385	1,391,455
Agilent Technologies, Inc.	11,510	458,673
Alexion Pharmaceuticals, Inc.*	8,004	1,114,317
Amgen, Inc.	26,649	3,995,485
Anthem, Inc.	9,260	1,287,047
Baxalta, Inc.	24,143	975,377
Baxter International, Inc.	19,503	801,183
Becton, Dickinson and Co.	7,513	1,140,624
Biogen, Inc.*	7,749	2,017,220
Boston Scientific Corporation*	47,895	900,905
Bristol-Myers Squibb Co.	59,167	3,779,588
C.R. Bard, Inc.	2,604	527,753
Cardinal Health, Inc.	11,701	958,897
Celgene Corporation*	27,706	2,773,094
Centene Corporation*	6,020	370,651
Cerner CorporationΔ*	10,687	565,984
Cigna Corporation	9,043	1,241,061
DaVita HealthCare Partners, Inc.*	5,944	436,171
DENTSPLY SIRONA, Inc.	8,469	521,944
Edwards Lifesciences Corporation*	7,642	674,101
Eli Lilly & Co.	34,497	2,484,129
Express Scripts Holding Co.*	23,745	1,631,044
Gilead Sciences, Inc.	48,436	4,449,331
HCA Holdings, Inc.*	10,837	845,828
Henry Schein, Inc.Δ*	2,929	505,633
Hologic, Inc.*	8,746	301,737
Humana, Inc.	5,270	964,146
Illumina, Inc.*	5,220	846,214
Intuitive Surgical, Inc.*	1,331	799,998
Johnson & Johnson	97,786	10,580,445
Laboratory Corporation of America Holdings*	3,622	424,245
McKesson Corporation	8,080	1,270,580
Patterson Cos., Inc.Δ	2,919	135,821
PerkinElmer, Inc.Δ	3,875	191,657
Quest Diagnostics, Inc.Δ	5,098	364,252
Regeneron Pharmaceuticals, Inc.*	2,767	997,337
St. Jude Medical, Inc.	10,063	553,465
Stryker Corporation	11,082	1,188,988
Tenet Healthcare CorporationΔ*	3,361	97,234
Thermo Fisher Scientific, Inc.	14,001	1,982,402
UnitedHealth Group, Inc.	33,677	4,340,965
Universal Health Services, Inc. Class B	3,208	400,102
Varian Medical Systems, Inc.Δ*	3,413	273,108
Vertex Pharmaceuticals, Inc.*	8,780	697,922
Zimmer Biomet Holdings, Inc.Δ	6,281	669,743
Zoetis, Inc.	16,124	714,777

		69,082,509

Materials & Processing — 2.6%
Air Products & Chemicals, Inc.	6,897	993,513
Airgas, Inc.	2,301	325,914
Alcoa, Inc.Δ	46,957	449,848
Ball CorporationΔ	5,001	356,521
CF Industries Holdings, Inc.	8,371	262,347
Dow Chemical Co. (The)	39,480	2,007,953
E.I. du Pont de Nemours & Co.	30,957	1,960,197
Eastman Chemical Co.	5,288	381,952
Ecolab, Inc.	9,438	1,052,526
Fastenal Co.Δ	10,153	497,497
FMC CorporationΔ	4,848	195,714
Freeport-McMoRan, Inc.Δ	43,882	453,740
International Flavors & Fragrances, Inc.	2,852	324,472
International Paper Co.Δ	14,577	598,240
Martin Marietta Materials, Inc.Δ	2,287	364,799
Masco Corporation	11,657	366,613
Monsanto Co.	15,592	1,368,042
Mosaic Co. (The)Δ	12,496	337,392
Newmont Mining Corporation	18,925	503,026
Nucor Corporation	11,277	533,402
Owens-Illinois, Inc.*	5,595	89,296
PPG Industries, Inc.	9,450	1,053,580
Praxair, Inc.	10,106	1,156,632

96	See Notes to Schedules of Investments.

	Shares	Value
Sealed Air Corporation	6,950	$333,670
Sherwin-Williams Co. (The)	2,776	790,244
Vulcan Materials Co.	4,752	501,669
WestRock Co.	9,143	356,851

		17,615,650

Producer Durables — 9.2%
3M Co.	21,427	3,570,381
ADT Corporation (The)Δ	5,832	240,628
American Airlines Group, Inc.	21,407	877,901
AMETEK, Inc.	8,480	423,830
Automatic Data Processing, Inc.	16,198	1,453,123
Avery Dennison Corporation	3,101	223,613
Boeing Co. (The)	22,026	2,795,980
C.H. Robinson Worldwide, Inc.Δ	5,009	371,818
Caterpillar, Inc.Δ	20,656	1,581,010
Cintas Corporation	3,159	283,710
CSX Corporation	34,363	884,847
Cummins, Inc.	5,710	627,757
Danaher Corporation	21,142	2,005,530
Deere & Co.Δ	10,627	818,173
Delta Air Lines, Inc.	27,578	1,342,497
Dover Corporation	5,583	359,154
Emerson Electric Co.	22,724	1,235,731
Expeditors International of Washington, Inc.	6,560	320,194
FedEx Corporation	9,098	1,480,427
FLIR Systems, Inc.	4,772	157,237
Flowserve CorporationΔ	4,590	203,842
Fluor Corporation	4,879	262,002
General Dynamics Corporation	10,349	1,359,548
General Electric Co.	330,668	10,511,936
Honeywell International, Inc.	27,263	3,054,819
Illinois Tool Works, Inc.	11,603	1,188,611
J.B. Hunt Transport Services, Inc.	3,121	262,913
Jacobs Engineering Group, Inc.*	4,399	191,577
Kansas City Southern	3,907	333,853
L-3 Communications Holdings, Inc.	2,809	332,867
Lockheed Martin Corporation	9,329	2,066,374
Norfolk Southern Corporation	10,499	874,042
Northrop Grumman Corporation	6,404	1,267,352
PACCAR, Inc.	12,451	680,945
Parker-Hannifin Corporation	4,786	531,629
Paychex, Inc.Δ	11,484	620,251
Pitney Bowes, Inc.	6,878	148,152
Quanta Services, Inc.Δ*	5,514	124,396
Raytheon Co.	10,570	1,296,199
Republic Services, Inc.	8,449	402,595
Robert Half International, Inc.	4,610	214,734
Rockwell Automation, Inc.	4,666	530,758
Rockwell Collins, Inc.	4,715	434,770
Roper Technologies, Inc.Δ	3,607	659,251
Ryder System, Inc.	1,813	117,446
Snap-on, Inc.	2,058	323,085
Southwest Airlines Co.Δ	22,547	1,010,106
Stanley Black & Decker, Inc.	5,395	567,608
Stericycle, Inc.Δ*	2,992	377,561
Textron, Inc.	9,493	346,115
Union Pacific Corporation	30,014	2,387,614
United Continental Holdings, Inc.*	12,758	763,694
United Parcel Service, Inc. Class B	24,432	2,576,843
United Rentals, Inc.Δ*	3,295	204,916
United Technologies Corporation	27,572	2,759,957
Verisk Analytics, Inc.*	5,553	443,796
W.W. Grainger, Inc.Δ	2,000	466,860
Waste Management, Inc.	14,598	861,282
Waters Corporation*	2,925	385,866
Xerox Corporation	33,395	372,688
Xylem, Inc.	6,226	254,643

		62,827,037

Technology — 16.1%
Activision Blizzard, Inc.	18,062	611,218
Adobe Systems, Inc.*	17,667	1,657,165
Akamai Technologies, Inc.*	6,366	353,759
Alphabet, Inc. Class A*	10,368	7,909,747
Alphabet, Inc. Class C*	10,531	7,845,069
Amphenol Corporation Class A	10,866	628,272
Analog Devices, Inc.	10,919	646,296
Apple, Inc.	196,492	21,415,664
Applied Materials, Inc.	39,863	844,298
Autodesk, Inc.*	7,990	465,897
CA, Inc.	10,388	319,847
Cisco Systems, Inc.	178,208	5,073,582
Citrix Systems, Inc.*	5,477	430,383
Cognizant Technology Solutions Corporation Class A*	21,599	1,354,257
Corning, Inc.	39,681	828,936
CSRA, Inc.	4,813	129,470
Electronic Arts, Inc.*	10,985	726,218
EMC Corporation	68,922	1,836,771
F5 Networks, Inc.*	2,480	262,508
Facebook, Inc. Class A*	81,333	9,280,095
Harris Corporation	4,470	348,034
Hewlett Packard Enterprise Co.	60,851	1,078,888
HP, Inc.	61,212	754,132
Intel Corporation	167,564	5,420,695
International Business Machines Corporation	31,331	4,745,080
Intuit, Inc.	9,104	946,907
Juniper Networks, Inc.Δ	12,328	314,487
KLA-Tencor Corporation	5,514	401,474
Lam Research Corporation	5,628	464,873
Linear Technology Corporation	8,432	375,730
Microchip Technology, Inc.Δ	7,212	347,618
Micron Technology, Inc.*	36,865	385,977
Microsoft Corporation	280,384	15,485,608
Motorola Solutions, Inc.	5,562	421,043
NetApp, Inc.Δ	10,228	279,122
NVIDIA CorporationΔ	17,945	639,380
Oracle Corporation	111,670	4,568,420
Qorvo, Inc.*	4,533	228,509
QUALCOMM, Inc.	53,005	2,710,676
Red Hat, Inc.*	6,425	478,727
salesforce.com, Inc.*	22,358	1,650,691
SanDisk Corporation	7,200	547,776
Skyworks Solutions, Inc.	6,723	523,722
Symantec CorporationΔ	22,885	420,626
Teradata CorporationΔ*	4,516	118,500
Texas Instruments, Inc.	35,558	2,041,740
VeriSign, Inc.Δ*	3,402	301,213

See Notes to Schedules of Investments.	97

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Western Digital Corporation	8,292	$391,714
Xilinx, Inc.	9,177	435,265
Yahoo!, Inc.*	30,890	1,137,061

		110,583,140

Utilities — 5.8%
AES Corporation	23,299	274,928
AGL Resources, Inc.	4,244	276,454
Ameren Corporation	8,525	427,103
American Electric Power Co., Inc.	17,417	1,156,489
American Water Works Co., Inc.Δ	6,300	434,259
AT&T, Inc.	217,975	8,538,081
CenterPoint Energy, Inc.	15,273	319,511
CenturyLink, Inc.Δ	19,437	621,207
CMS Energy Corporation	9,690	411,244
Consolidated Edison, Inc.Δ	10,431	799,223
Dominion Resources, Inc.	21,150	1,588,788
DTE Energy Co.	6,318	572,790
Duke Energy Corporation	24,397	1,968,350
Edison International	11,594	833,493
Entergy Corporation	6,307	500,019
Eversource EnergyΔ	11,295	658,950
Exelon Corporation	32,669	1,171,510
FirstEnergy Corporation	14,966	538,327
Frontier Communications CorporationΔ	41,604	232,566
Level 3 Communications, Inc.*	10,195	538,806
NextEra Energy, Inc.	16,317	1,930,954
NiSource, Inc.	11,358	267,595
NRG Energy, Inc.	10,926	142,147
PG&E Corporation	17,484	1,044,145
Pinnacle West Capital Corporation	3,933	295,250
PPL Corporation	23,913	910,368
Public Service Enterprise Group, Inc.	17,964	846,823
SCANA CorporationΔ	5,036	353,275
Sempra Energy	8,298	863,407
Southern Co. (The)	32,332	1,672,534
TECO Energy, Inc.	8,504	234,115
Verizon Communications, Inc.	144,364	7,807,205
WEC Energy Group, Inc.	11,263	676,568
Xcel Energy, Inc.	17,993	752,467

		39,658,951

Total Common Stocks (Cost $433,222,005)		580,208,815

FOREIGN COMMON STOCKS — 3.7%
Bermuda — 0.1%
Invesco, Ltd.	14,893	458,258
Signet Jewelers, Ltd.Δ	2,815	349,144

		807,402

British Virgin Islands — 0.1%
Michael Kors Holdings, Ltd.*	6,340	361,126

Curacao — 0.5%
Schlumberger, Ltd.	44,449	3,278,114

Ireland — 1.5%
Accenture PLC Class A	22,255	2,568,227
Allegion PLC	3,479	221,647
Eaton Corporation PLC	16,307	1,020,166
Ingersoll-Rand PLC	9,046	560,943
Mallinckrodt PLC*	3,998	244,997
Medtronic PLC	49,834	3,737,550
Pentair PLCΔ	6,478	351,496
Seagate Technology PLCΔ	10,673	367,685
Tyco International PLC	15,069	553,183
Willis Towers Watson PLC	4,842	574,552
XL Group PLC	10,319	379,739

		10,580,185

Jersey — 0.1%
Delphi Automotive PLC	9,823	736,921

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.Δ	5,960	489,614

Netherlands — 0.3%
LyondellBasell Industries NV Class A	12,247	1,048,098
Mylan NVΔ*	14,509	672,492

		1,720,590

Panama — 0.1%
Carnival Corporation	15,974	842,948

Singapore — 0.3%
Broadcom, Ltd.	13,151	2,031,830

Switzerland — 0.4%
Chubb, Ltd.	16,315	1,943,933
Garmin, Ltd.Δ	4,121	164,675
TE Connectivity, Ltd.	13,105	811,462
Transocean, Ltd.Δ	11,608	106,097

		3,026,167

United Kingdom — 0.2%
Aon PLC	9,596	1,002,302
Nielsen Holdings PLCΔ	12,794	673,732

		1,676,034

Total Foreign Common Stocks (Cost $22,299,688)		25,550,931

MONEY MARKET FUNDS — 10.7%
GuideStone Money Market Fund (Investor Class)¥	26,225,793	26,225,793
Northern Institutional Liquid Assets Portfolio§	47,412,332	47,412,332

Total Money Market Funds (Cost $73,638,125)		73,638,125

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.00%, 06/09/16Ω‡‡	$1,200,000	1,199,607
0.30%, 09/15/16Ω‡‡	560,000	559,162

Total U.S. Treasury Obligations (Cost $1,758,575)		1,758,769

TOTAL INVESTMENTS — 99.4% (Cost $530,918,393)		681,156,640
Other Assets in Excess of Liabilities — 0.6%		3,928,719

NET ASSETS — 100.0%		$685,085,359

98	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$580,208,815	$580,208,815	$—	$—
Foreign Common Stocks	25,550,931	25,550,931	—	—
Money Market Funds	73,638,125	73,638,125	—	—
U.S. Treasury Obligations	1,758,769	—	1,758,769	—

Total Assets — Investments in Securities	$681,156,640	$679,397,871	$1,758,769	$—

Other Financial Instruments***
Futures Contracts	$773,943	$773,943	$—	$—

Total Assets — Other Financial Instruments	$773,943	$773,943	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

See Notes to Schedules of Investments.	99

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.3%
Consumer Discretionary — 8.2%
Bed Bath & Beyond, Inc.Δ*	36,961	$1,834,744
Best Buy Co., Inc.	24,627	798,900
Big Lots, Inc.Δ	5,047	228,579
Coach, Inc.Δ	47,093	1,887,958
Comcast Corporation Class A	208,815	12,754,420
Cooper Tire & Rubber Co.Δ	21,958	812,885
Dana Holding CorporationΔ	343,995	4,846,890
DISH Network Corporation Class A*	2,256	104,363
eBay, Inc.*	185,412	4,423,930
Ford Motor Co.Δ	934,718	12,618,693
Gap, Inc. (The)Δ	222,900	6,553,260
General Motors Co.	115,990	3,645,566
Goodyear Tire & Rubber Co. (The)	139,315	4,594,609
Home Depot, Inc. (The)	47,908	6,392,365
J.C. Penney Co., Inc.Δ*	722,156	7,987,045
Johnson Controls, Inc.	302,577	11,791,426
Lear Corporation	35,708	3,969,658
Lennar Corporation Class AΔ	156,651	7,575,642
NVR, Inc.*	500	866,200
Target Corporation	17,788	1,463,597
Tenneco, Inc.*	9,294	478,734
Time Warner, Inc.Δ	13,008	943,730
Twenty-First Century Fox, Inc. Class A	11,668	325,304
Twenty-First Century Fox, Inc. Class B	4,956	139,759
Visteon CorporationΔ*	9,038	719,334
Wal-Mart Stores, Inc.	83,319	5,706,518

		103,464,109

Consumer Staples — 4.0%
Archer-Daniels-Midland Co.	19,829	719,991
Colgate-Palmolive Co.	3,535	249,748
ConAgra Foods, Inc.	56,100	2,503,182
CVS Health Corporation	2,633	273,121
Dean Foods Co.Δ	129,192	2,237,605
Dr. Pepper Snapple Group, Inc.	46,545	4,162,054
Ingredion, Inc.	17,603	1,879,824
Kimberly-Clark CorporationΔ	2,412	324,438
Kroger Co. (The)	109,097	4,172,960
Mondelez International, Inc. Class A	52,758	2,116,651
Nu Skin Enterprises, Inc. Class AΔ	10,847	414,898
PepsiCo, Inc.	121,915	12,493,849
Procter & Gamble Co. (The)	87,663	7,215,542
Sanderson Farms, Inc.Δ	27,226	2,455,241
Sysco Corporation	140,000	6,542,200
Walgreens Boots Alliance, Inc.	23,518	1,981,156
Whole Foods Market, Inc.Δ	24,160	751,618

		50,494,078

Energy — 8.2%
Anadarko Petroleum Corporation	16,586	772,410
Apache CorporationΔ	12,051	588,209
Baker Hughes, Inc.	124,092	5,438,952
California Resources Corporation	15,072	15,524
Chevron Corporation	186,518	17,793,817
ConocoPhillips	256,559	10,331,631
Devon Energy Corporation	15,711	431,110
Dril-Quip, Inc.*	19,445	1,177,589
EOG Resources, Inc.	16,251	1,179,498
Exxon Mobil Corporation	160,885	13,448,377
FMC Technologies, Inc.*	86,779	2,374,274
Halliburton Co.	27,660	988,015
Helmerich & Payne, Inc.Δ	13,182	774,047
Kinder Morgan, Inc.	57,985	1,035,612
Marathon Petroleum Corporation	212,990	7,918,968
Murphy Oil CorporationΔ	61,348	1,545,356
National Oilwell Varco, Inc.Δ	19,810	616,091
Newfield Exploration Co.*	44,900	1,492,925
Occidental Petroleum Corporation	185,776	12,712,652
Oceaneering International, Inc.Δ	136,284	4,530,080
Oil States International, Inc.Δ*	82,460	2,599,139
Phillips 66	17,502	1,515,498
Spectra Energy Corporation	21,454	656,493
Tesoro Corporation	58,120	4,998,901
Valero Energy CorporationΔ	104,311	6,690,508
Western Refining, Inc.Δ	69,601	2,024,693

		103,650,369

Financial Services — 23.0%
Aflac, Inc.	30,555	1,929,243
Allstate Corporation (The)	95,482	6,432,622
Ally Financial, Inc.*	182,207	3,410,915
American Express Co.	199,562	12,253,107
American International Group, Inc.	331,427	17,913,629
Ameriprise Financial, Inc.	66,568	6,258,058
Assurant, Inc.	25,190	1,943,409
Bank of America Corporation	1,643,464	22,219,633
Bank of New York Mellon Corporation (The)	32,407	1,193,550
BB&T CorporationΔ	25,288	841,332
Berkshire Hathaway, Inc. Class B*	56,160	7,967,981
BlackRock, Inc.	2,782	947,466
Capital One Financial Corporation	221,037	15,320,074
CBL & Associates Properties, Inc. REITΔ	103,189	1,227,949
CBRE Group, Inc. Class A*	101,256	2,918,198
Charles Schwab Corporation (The)	10,725	300,514
Citigroup, Inc.	711,200	29,692,600
CME Group, Inc.	10,416	1,000,457
Discover Financial Services	13,389	681,768
Equity Residential REIT	11,853	889,331
Franklin Resources, Inc.Δ	12,398	484,142
Genworth Financial, Inc. Class AΔ*	226,485	618,304
Goldman Sachs Group, Inc. (The)	24,019	3,770,503
Hartford Financial Services Group, Inc. (The)	205,113	9,451,607
Host Hotels & Resorts, Inc. REITΔ	170,012	2,839,200
Huntington Bancshares, Inc.Δ	214,022	2,041,770
Intercontinental Exchange, Inc.	21,705	5,103,714
Jones Lang LaSalle, Inc.	8,047	944,074
JPMorgan Chase & Co.	713,497	42,253,292

100	See Notes to Schedules of Investments.

	Shares	Value
Liberty Property Trust REITΔ	16,864	$564,269
Lincoln National Corporation	41,880	1,641,696
Mack-Cali Realty Corporation REIT	53,259	1,251,587
Marsh & McLennan Cos., Inc.	6,881	418,296
MetLife, Inc.	30,320	1,332,261
MGIC Investment Corporation*	220,208	1,688,995
Morgan Stanley	49,649	1,241,721
PNC Financial Services Group, Inc. (The)	16,744	1,416,040
Prudential Financial, Inc.	66,778	4,822,707
Public Storage REIT	403	111,159
Reinsurance Group of America, Inc.	9,459	910,429
RLJ Lodging Trust REITΔ	30,900	706,992
State Street CorporationΔ	263,336	15,410,423
SunTrust Banks, Inc.	125,341	4,522,303
Synchrony Financial*	81,089	2,324,018
T. Rowe Price Group, Inc.	22,689	1,666,734
Travelers Cos., Inc. (The)	120,447	14,057,369
U.S. Bancorp	54,328	2,205,174
Unum Group	60,120	1,858,910
Voya Financial, Inc.	151,556	4,511,822
Waddell & Reed Financial, Inc. Class A	17,777	418,471
Wells Fargo & Co.	427,747	20,685,845
Zions Bancorporation	131,200	3,176,352

		289,792,015

Healthcare — 9.7%
Abbott Laboratories	47,970	2,006,585
Aetna, Inc.	8,564	962,165
Amgen, Inc.	30,344	4,549,476
Anthem, Inc.	98,179	13,645,899
Baxalta, Inc.	6,347	256,419
Baxter International, Inc.	59,358	2,438,427
Cardinal Health, Inc.	43,333	3,551,139
Cigna Corporation	44,511	6,108,690
Express Scripts Holding Co.*	105,826	7,269,188
Gilead Sciences, Inc.	102,333	9,400,309
HCA Holdings, Inc.*	9,452	737,729
Humana, Inc.	333	60,922
Johnson & Johnson	423,358	45,807,336
Ligand Pharmaceuticals, Inc.Δ*	25,624	2,744,074
McKesson Corporation	12,447	1,957,291
Myriad Genetics, Inc.Δ*	31,912	1,194,466
Owens & Minor, Inc.Δ	36,959	1,493,883
Quest Diagnostics, Inc.Δ	39,100	2,793,695
Stryker Corporation	5,477	587,627
Thermo Fisher Scientific, Inc.	8,553	1,211,019
United Therapeutics CorporationΔ*	40,121	4,470,683
UnitedHealth Group, Inc.	62,530	8,060,117

		121,307,139

Materials & Processing — 2.7%
Air Products & Chemicals, Inc.Δ	85,518	12,318,868
Allegheny Technologies, Inc.Δ	184,885	3,013,625
CF Industries Holdings, Inc.	23,576	738,872
Chemours Co. (The)	3,183	22,281
Domtar CorporationΔ	37,559	1,521,140
Dow Chemical Co. (The)Δ	75,727	3,851,475
E.I. du Pont de Nemours & Co.Δ	15,821	1,001,786
International Paper Co.Δ	53,553	2,197,815
Praxair, Inc.	1,535	175,681
Reliance Steel & Aluminum Co.	9,126	631,428
Sealed Air Corporation	178,834	8,585,820
Southern Copper CorporationΔ	2,315	64,149

		34,122,940

Producer Durables — 11.1%
ADT Corporation (The)Δ	18,479	762,444
Alaska Air Group, Inc.	56,420	4,627,568
American Airlines Group, Inc.	85,562	3,508,898
Automatic Data Processing, Inc.	2,974	266,798
Caterpillar, Inc.Δ	16,153	1,236,351
CSX Corporation	23,427	603,245
Cummins, Inc.	1,333	146,550
Danaher Corporation	15,558	1,475,832
Deere & Co.Δ	72,990	5,619,500
Delta Air Lines, Inc.	90,575	4,409,191
Emerson Electric Co.	105,615	5,743,344
FedEx Corporation	20,292	3,301,914
General Dynamics Corporation	81,114	10,655,946
General Electric Co.Δ	714,135	22,702,346
Hawaiian Holdings, Inc.*	58,291	2,750,752
Honeywell International, Inc.	67,600	7,574,580
Huntington Ingalls Industries, Inc.	11,367	1,556,597
JetBlue Airways Corporation*	37,030	782,074
Lockheed Martin Corporation	2,445	541,567
Norfolk Southern Corporation	122,240	10,176,480
Northrop Grumman Corporation	32,050	6,342,695
Raytheon Co.	9,884	1,212,075
Southwest Airlines Co.	81,108	3,633,638
Spirit AeroSystems Holdings, Inc. Class A*	59,470	2,697,559
Stanley Black & Decker, Inc.Δ	35,000	3,682,350
Terex Corporation	196,060	4,877,973
Textron, Inc.	238,395	8,691,882
United Continental Holdings, Inc.*	71,900	4,303,934
United Technologies Corporation	142,086	14,222,809
Waste Management, Inc.	13,685	807,415
Xerox Corporation	100,759	1,124,470

		140,038,777

Technology — 12.2%
Apple, Inc.	7,627	831,267
Applied Materials, Inc.	286,120	6,060,022
Aspen Technology, Inc.Δ*	38,148	1,378,287
Brocade Communications Systems, Inc.	43,896	464,420
Cadence Design Systems, Inc.*	24,309	573,206
Cisco Systems, Inc.	481,455	13,707,024
Citrix Systems, Inc.*	24,403	1,917,588
Corning, Inc.	303,213	6,334,120
Cypress Semiconductor CorporationΔ*	382,900	3,315,914
EMC Corporation	57,659	1,536,612
Hewlett Packard Enterprise Co.	55,491	983,855
HP, Inc.	55,657	685,694
Intel Corporation	730,300	23,625,205
International Business Machines Corporation	13,027	1,972,939
Jabil Circuit, Inc.	75,186	1,448,834

See Notes to Schedules of Investments.	101

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Micron Technology, Inc.*	101,734	$1,065,155
Microsoft Corporation	653,211	36,076,843
Oracle Corporation	344,510	14,093,904
QUALCOMM, Inc.	208,353	10,655,172
Symantec CorporationΔ	257,330	4,729,725
Take-Two Interactive Software, Inc.Δ*	81,368	3,065,133
Texas Instruments, Inc.	166,900	9,583,398
VeriSign, Inc.Δ*	52,955	4,688,636
Western Digital Corporation	85,825	4,054,373
Yahoo!, Inc.*	30,439	1,120,460

		153,967,786

Utilities — 7.2%
AES Corporation	820,466	9,681,499
American Electric Power Co., Inc.	146,601	9,734,306
AT&T, Inc.	651,811	25,531,437
Dominion Resources, Inc.	18,234	1,369,738
Duke Energy Corporation	22,308	1,799,809
Edison International	69,673	5,008,792
Entergy Corporation	66,683	5,286,628
Exelon Corporation	49,495	1,774,891
FirstEnergy Corporation	13,181	474,121
NextEra Energy, Inc.	14,325	1,695,220
NRG Energy, Inc.Δ	170,808	2,222,212
PG&E Corporation	15,611	932,289
Public Service Enterprise Group, Inc.	78,280	3,690,119
Southern Co. (The)Δ	29,342	1,517,862
T-Mobile US, Inc.Δ*	8,774	336,044
Verizon Communications, Inc.Δ	349,584	18,905,503

		89,960,470

Total Common Stocks (Cost $937,675,683)		1,086,797,683

FOREIGN COMMON STOCKS — 9.2%
Bermuda — 0.8%
Assured Guaranty, Ltd.	89,196	2,256,659
AXIS Capital Holdings, Ltd.	13,580	753,147
Bunge, Ltd.	12,539	710,585
Everest Re Group, Ltd.	13,840	2,732,431
Nabors Industries, Ltd.Δ	439,679	4,045,047

		10,497,869

British Virgin Islands — 0.3%
Michael Kors Holdings, Ltd.*	71,744	4,086,538

Canada — 0.0%
Thomson Reuters CorporationΔ	10,541	426,700

Cayman Islands — 0.3%
Herbalife, Ltd.Δ*	53,635	3,301,771

Curacao — 0.2%
Schlumberger, Ltd.Δ	36,135	2,664,956

France — 0.9%
Sanofi ADRΔ	284,200	11,413,472

Guernsey — 0.1%
Amdocs, Ltd.	20,334	1,228,580

Ireland — 3.2%
CRH PLC ADR	364,400	10,268,792
Eaton Corporation PLC	15,194	950,537
Medtronic PLC	254,977	19,123,275
Pentair PLCΔ	72,164	3,915,618
Tyco International PLC	148,270	5,442,992

		39,701,214

Netherlands — 0.4%
LyondellBasell Industries NV Class A	53,836	4,607,285
Mylan NVΔ*	23,926	1,108,970

		5,716,255

Panama — 0.1%
Carnival Corporation	13,904	733,714

Singapore — 0.1%
Broadcom, Ltd.	3,583	553,574
Flextronics International, Ltd.*	37,474	451,936

		1,005,510

Switzerland — 0.2%
Chubb, Ltd.	14,986	1,785,582
Transocean, Ltd.Δ	34,191	312,506

		2,098,088

United Kingdom — 2.6%
BP PLC ADRΔ	348,600	10,520,748
Ensco PLC Class AΔ	420,875	4,364,474
GlaxoSmithKline PLC ADRΔ	251,800	10,210,490
Noble Corporation PLCΔ	365,584	3,783,794
Rowan Cos. PLC Class AΔ	230,583	3,712,386

		32,591,892

Total Foreign Common Stocks (Cost $124,633,057)		115,466,559

MONEY MARKET FUNDS — 17.2%
GuideStone Money Market Fund (Investor Class)¥	54,340,821	54,340,821
Northern Institutional Liquid Assets Portfolio§	162,189,434	162,189,434

Total Money Market Funds (Cost $216,530,255)		216,530,255

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.00%, 06/09/16Ω‡‡	$3,200,000	3,198,954
0.30%, 09/15/16Ω‡‡	650,000	649,027

Total U.S. Treasury Obligations (Cost $3,847,375)		3,847,981

TOTAL INVESTMENTS — 113.0% (Cost $1,282,686,370)		1,422,642,478
Liabilities in Excess of Other Assets — (13.0)%		(164,184,695)

Net Assets — 100.0%		$1,258,457,783

102	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,086,797,683	$1,086,797,683	$—	$—
Foreign Common Stocks	115,466,559	115,466,559	—	—
Money Market Funds	216,530,255	216,530,255	—	—
U.S. Treasury Obligations	3,847,981	—	3,847,981	—

Total Assets — Investments in Securities	$1,422,642,478	$1,418,794,497	$3,847,981	$—

Other Financial Instruments***
Futures Contracts	$1,874,964	$1,874,964	$—	$—

Total Assets — Other Financial Instruments	$1,874,964	$1,874,964	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

See Notes to Schedules of Investments.	103

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.0%
Consumer Discretionary — 15.7%
Amazon.com, Inc.*	87,916	$52,190,454
Chipotle Mexican Grill, Inc.Δ*	22,387	10,543,605
Costco Wholesale Corporation	69,993	11,029,497
Discovery Communications, Inc. Class AΔ*	94,728	2,712,063
Discovery Communications, Inc. Class C*	168,132	4,539,564
eBay, Inc.*	432,291	10,314,463
Estee Lauder Cos., Inc. (The) Class A	131,226	12,375,924
L Brands, Inc.	113,842	9,996,466
Liberty Interactive Corporation QVC Group Class A*	583,383	14,730,421
Lowe’s Cos., Inc.	49,264	3,731,748
Netflix, Inc.*	92,129	9,418,348
Priceline Group, Inc. (The)*	10,992	14,168,248
Starbucks Corporation	221,617	13,230,535
TripAdvisor, Inc.Δ*	286,083	19,024,520
Under Armour, Inc. Class AΔ*	186,236	15,798,400
Yum! Brands, Inc.	111,291	9,109,168

		212,913,424

Consumer Staples — 4.9%
Coca-Cola Co. (The)	304,788	14,139,115
Mead Johnson Nutrition Co.	114,904	9,763,393
Monster Beverage Corporation*	109,787	14,643,390
Procter & Gamble Co. (The)	153,588	12,641,829
Walgreens Boots Alliance, Inc.	188,188	15,852,957

		67,040,684

Financial Services — 14.8%
American Express Co.	56,926	3,495,256
Charles Schwab Corporation (The)	653,674	18,315,945
Crown Castle International Corporation REIT	180,145	15,582,542
Equinix, Inc. REIT	32,932	10,890,942
FactSet Research Systems, Inc.	43,959	6,661,107
FleetCor Technologies, Inc.*	51,341	7,636,974
Greenhill & Co., Inc.	31,706	703,873
Intercontinental Exchange, Inc.	46,484	10,930,248
LendingClub CorporationΔ*	536,185	4,450,336
MasterCard, Inc. Class A	154,955	14,643,248
PayPal Holdings, Inc.*	388,369	14,991,043
SEI Investments Co.	226,593	9,754,829
Visa, Inc. Class AΔ	1,084,514	82,943,631

		200,999,974

Healthcare — 13.2%
Alexion Pharmaceuticals, Inc.*	122,544	17,060,576
Amgen, Inc.	53,571	8,031,900
athenahealth, Inc.Δ*	50,463	7,003,255
Biogen, Inc.*	76,021	19,789,787
BioMarin Pharmaceutical, Inc.*	114,716	9,461,776
Bristol-Myers Squibb Co.	163,950	10,473,126
Celgene Corporation*	169,607	16,975,964
Cerner Corporation*	246,929	13,077,360
DaVita HealthCare Partners, Inc.*	97,140	7,128,133
DENTSPLY SIRONA, Inc.Δ	131,917	8,130,045
Edwards Lifesciences Corporation*	92,130	8,126,787
Express Scripts Holding Co.*	130,181	8,942,133
Illumina, Inc.*	55,657	9,022,556
Incyte CorporationΔ*	54,800	3,971,356
Intuitive Surgical, Inc.*	18,778	11,286,517
Regeneron Pharmaceuticals, Inc.*	33,300	12,002,652
Varian Medical Systems, Inc.Δ*	105,289	8,425,226

		178,909,149

Materials & Processing — 2.0%
Ecolab, Inc.	95,205	10,617,262
Fastenal Co.Δ	152,308	7,463,092
Monsanto Co.	101,125	8,872,707

		26,953,061

Producer Durables — 4.4%
Automatic Data Processing, Inc.	39,454	3,539,418
Danaher Corporation	126,215	11,972,755
Expeditors International of Washington, Inc.Δ	236,154	11,526,677
National Instruments Corporation	156,518	4,712,757
Stericycle, Inc.Δ*	77,327	9,757,894
United Parcel Service, Inc. Class B	99,618	10,506,710
Wabtec CorporationΔ	91,647	7,266,691

		59,282,902

Technology — 31.0%
Adobe Systems, Inc.*	158,481	14,865,518
Akamai Technologies, Inc.*	121,078	6,728,304
Alphabet, Inc. Class A*	64,649	49,320,722
Alphabet, Inc. Class C*	49,401	36,801,275
Amphenol Corporation Class AΔ	181,336	10,484,847
Analog Devices, Inc.	26,312	1,557,407
ANSYS, Inc.*	67,186	6,010,460
Apple, Inc.	56,067	6,110,742
Autodesk, Inc.*	167,962	9,793,864
Cisco Systems, Inc.	601,140	17,114,456
Cognizant Technology Solutions Corporation Class A*	133,242	8,354,273
Electronic Arts, Inc.*	210,443	13,912,387
Facebook, Inc. Class A*	714,369	81,509,503
Intuit, Inc.	71,971	7,485,704
LinkedIn Corporation Class A*	77,641	8,878,248
Microsoft Corporation	473,681	26,161,402
NetSuite, Inc.Δ*	85,520	5,857,265
Oracle Corporation	444,215	18,172,836
Palo Alto Networks, Inc.*	61,767	10,076,668
QUALCOMM, Inc.	604,699	30,924,307
Rovi Corporation*	7	144
salesforce.com, Inc.*	496,059	36,624,036
SBA Communications Corporation Class A*	60,381	6,048,365
Splunk, Inc.Δ*	154,183	7,544,174

		420,336,907

Total Common Stocks (Cost $983,487,522)		1,166,436,101

104	See Notes to Schedules of Investments.

	Shares	Value
FOREIGN COMMON STOCKS — 10.0%
Bermuda — 0.6%
Genpact, Ltd.*	320,483	$8,713,933

Canada — 0.3%
Valeant Pharmaceuticals International, Inc.Δ*	135,383	3,560,573

China — 3.4%
Alibaba Group Holding, Ltd. ADRΔ*	401,604	31,738,764
Baidu, Inc. ADR*	76,200	14,545,056

		46,283,820

Curacao — 1.2%
Schlumberger, Ltd.	219,356	16,177,505

France — 1.0%
Danone SA ADR	983,031	13,968,870

Netherlands — 1.1%
Mobileye NVΔ*	154,581	5,764,326
NXP Semiconductor NV*	110,730	8,976,881

		14,741,207

Switzerland — 0.6%
Novartis AG ADRΔ	113,540	8,224,838

United Kingdom — 1.8%
ARM Holdings PLC ADRΔ	173,000	7,558,370
Liberty Global PLC Class AΔ*	60,611	2,333,523
Liberty Global PLC, Series C*	147,107	5,525,339
Nielsen Holdings PLCΔ	169,765	8,939,825

		24,357,057

Total Foreign Common Stocks (Cost $146,786,816)		136,027,803

MONEY MARKET FUNDS — 20.6%
GuideStone Money Market Fund (Investor Class)¥	50,692,534	50,692,534
Northern Institutional Liquid Assets Portfolio§	228,747,299	228,747,299

Total Money Market Funds (Cost $279,439,833)		279,439,833

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.00%, 06/09/16Ω‡‡ (Cost $3,098,333)	$3,100,000	3,098,986

TOTAL INVESTMENTS — 116.8% (Cost $1,412,812,504)		1,585,002,723
Liabilities in Excess of Other Assets — (16.8)%		(228,079,564)

NET ASSETS — 100.0%		$1,356,923,159

See Notes to Schedules of Investments.	105

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,166,436,101	$1,166,436,101	$—	$—
Foreign Common Stocks	136,027,803	136,027,803	—	—
Money Market Funds	279,439,833	279,439,833	—	—
U.S. Treasury Obligation	3,098,986	—	3,098,986	—

Total Assets — Investments in Securities	$1,585,002,723	$1,581,903,737	$3,098,986	$—

Other Financial Instruments***
Futures Contracts	$1,817,862	$1,817,862	$—	$—

Total Assets — Other Financial Instruments	$1,817,862	$1,817,862	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

106	See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.0%
Consumer Discretionary — 13.0%
2U, Inc.Δ*	74,866	$1,691,972
Aaron’s, Inc.Δ	38,570	968,107
AMC Networks, Inc. Class AΔ*	6,500	422,110
American Eagle Outfitters, Inc.Δ	21,650	360,906
Avon Products, Inc.Δ	61,889	297,686
Big Lots, Inc.Δ	32,456	1,469,932
Bloomin’ Brands, Inc.	9,100	153,517
Bravo Brio Restaurant Group, Inc.*	40,167	311,294
Bright Horizons Family Solutions, Inc.*	31,700	2,053,526
Brinker International, Inc.Δ	13,700	629,515
Buffalo Wild Wings, Inc.*	1,960	290,315
Burlington Stores, Inc.Δ*	39,100	2,198,984
Cable One, Inc.	4,110	1,796,604
Carriage Services, Inc.Δ	17,442	376,922
Cavco Industries, Inc.*	4,450	415,897
Chuy’s Holdings, Inc.Δ*	15,300	475,371
Columbia Sportswear Co.	9,900	594,891
Cooper Tire & Rubber Co.	52,600	1,947,252
Dana Holding CorporationΔ	26,800	377,612
Dave & Buster’s Entertainment, Inc.*	15,800	612,724
Destination Maternity CorporationΔ	32,000	218,880
Destination XL Group, Inc.Δ*	330,288	1,707,589
Drew Industries, Inc.	32,870	2,118,800
Ethan Allen Interiors, Inc.Δ	7,167	228,054
Express, Inc.Δ*	98,707	2,113,317
Five Below, Inc.Δ*	21,700	897,078
Fox Factory Holding CorporationΔ*	78,700	1,244,247
Francesca’s Holdings CorporationΔ*	13,390	256,552
Genesco, Inc.Δ*	9,200	664,700
G-III Apparel Group, Ltd.Δ*	40,944	2,001,752
Goodyear Tire & Rubber Co. (The)	38,393	1,266,201
Grand Canyon Education, Inc.Δ*	56,970	2,434,898
Gray Television, Inc.*	22,700	266,044
Harman International Industries, Inc.Δ	8,900	792,456
Hibbett Sports, Inc.Δ*	26,000	933,400
Inter Parfums, Inc.Δ	29,800	920,820
Kate Spade & Co.*	23,500	599,720
Kona Grill, Inc.Δ*	46,890	607,226
Lear Corporation	13,436	1,493,680
Libbey, Inc.Δ	96,539	1,795,625
Lithia Motors, Inc. Class AΔ	13,100	1,144,023
Malibu Boats, Inc. Class A*	65,623	1,076,217
Mattress Firm Holding CorporationΔ*	29,500	1,250,505
Meritor, Inc.Δ*	25,207	203,168
Monro Muffler Brake, Inc.Δ	31,850	2,276,320
Movado Group, Inc.Δ	30,538	840,711
MSG Networks, Inc. Class A*	15,492	267,857
Nutrisystem, Inc.	16,213	338,365
NVR, Inc.*	1,000	1,732,400
Ollie’s Bargain Outlet Holdings, Inc.Δ*	48,700	1,141,041
Oxford Industries, Inc.	2,356	158,394
Pier 1 Imports, Inc.Δ	42,210	295,892
Shutterfly, Inc.Δ*	12,093	560,752
Smith & Wesson Holding Corporation*	80,956	2,155,049
Steven Madden, Ltd.Δ*	38,570	1,428,633
Strayer Education, Inc.*	3,778	184,178
Tower International, Inc.	51,729	1,407,029
Universal Electronics, Inc.Δ*	78,106	4,841,791
Vail Resorts, Inc.Δ	3,280	438,536
Vera Bradley, Inc.Δ*	11,400	231,876
Visteon CorporationΔ*	1,481	117,873
VOXX International CorporationΔ*	61,009	272,710
William Lyon Homes Class AΔ*	60,100	870,849
ZAGG, Inc.Δ*	185,118	1,667,913
Zoe’s Kitchen, Inc.Δ*	3,401	132,605

		65,040,863

Consumer Staples — 1.7%
Andersons, Inc. (The)Δ	33,100	1,039,671
Blue Buffalo Pet Products, Inc.Δ*	12,700	325,882
Dean Foods Co.Δ	100,385	1,738,668
Diplomat Pharmacy, Inc.Δ*	38,500	1,054,900
Ingredion, Inc.	4,817	514,407
Medifast, Inc.Δ	12,700	383,413
Omega Protein CorporationΔ*	94,857	1,606,878
Sanderson Farms, Inc.Δ	2,699	243,396
SpartanNash Co.	6,279	190,316
TreeHouse Foods, Inc.Δ*	6,700	581,225
United Natural Foods, Inc.*	21,600	870,480

		8,549,236

Energy — 2.6%
American Standard Energy Corporation@*	8,702	20
Atwood Oceanics, Inc.Δ	206,741	1,895,815
CARBO Ceramics, Inc.Δ	85,500	1,214,100
Diamondback Energy, Inc.Δ*	4,480	345,766
Gulfport Energy Corporation*	72,390	2,051,533
Matador Resources Co.Δ*	40,700	771,672
Oil States International, Inc.*	9,924	312,805
Parsley Energy, Inc. Class AΔ*	21,500	485,900
PBF Energy, Inc. Class AΔ	52,875	1,755,450
PDC Energy, Inc.Δ*	17,100	1,016,595
REX American Resources CorporationΔ*	5,790	321,171
Ring Energy, Inc.Δ*	145,489	734,719
RSP Permian, Inc.Δ*	39,470	1,146,209
Southwestern Energy Co.*	36,000	290,520
Synergy Resources CorporationΔ*	67,010	520,668

		12,862,943

Financial Services — 17.9%
American Equity Investment Life Holding Co.	42,100	707,280
American Financial Group, Inc.	8,576	603,493
AMERISAFE, Inc.	67,215	3,531,476
AmTrust Financial Services, Inc.Δ	76,290	1,974,385
Ashford Hospitality Trust, Inc. REITΔ	317,867	2,027,991
Assurant, Inc.	8,897	686,404
Banc of California, Inc.	94,697	1,657,197
BancFirst CorporationΔ	6,110	348,453

See Notes to Schedules of Investments.	107

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Bancorp, Inc. (The)Δ*	162,500	$929,500
Bank of the Ozarks, Inc.Δ	11,000	461,670
Berkshire Hills Bancorp, Inc.	44,610	1,199,563
Blackhawk Network Holdings, Inc.*	46,800	1,605,240
Bofl Holding, Inc.Δ*	76,100	1,623,974
Cardtronics, Inc.Δ*	28,300	1,018,517
Cash America International, Inc.Δ	55,953	2,162,024
Cathay General BancorpΔ	7,900	223,807
CBL & Associates Properties, Inc. REITΔ	161,913	1,926,765
Chemical Financial CorporationΔ	40,241	1,436,201
Community Bank System, Inc.Δ	20,030	765,346
CoreSite Realty Corporation REITΔ	14,915	1,044,199
Customers Bancorp, Inc.Δ*	9,199	217,372
Enterprise Financial Services Corporation	15,749	425,853
EverBank Financial Corporation	41,420	625,028
Evercore Partners, Inc. Class A	12,682	656,293
Fair Isaac CorporationΔ	7,600	806,284
FBR & Co.	19,775	357,730
Federal Agricultural Mortgage Corporation Class CΔ	15,749	594,210
Federated National Holding Co.Δ	14,247	280,096
Financial Engines, Inc.Δ	22,900	719,747
First Commonwealth Financial CorporationΔ	92,410	818,753
First NBC Bank Holding Co.*	10,629	218,851
First Potomac Realty Trust REITΔ	14,342	129,939
Flagstar Bancorp, Inc.Δ*	88,512	1,899,468
FNB CorporationΔ	80,000	1,040,800
Genworth Financial, Inc. Class AΔ*	230,018	627,949
Gramercy Property Trust REITΔ	77,559	655,374
Great Western Bancorp, Inc.	51,680	1,409,314
Green Dot Corporation Class A*	104,063	2,390,327
Hanmi Financial CorporationΔ	30,932	681,123
HCI Group, Inc.Δ	32,709	1,089,210
Hersha Hospitality Trust REITΔ	97,679	2,084,470
HFF, Inc. Class AΔ*	55,700	1,533,421
Highwoods Properties, Inc. REITΔ	61,560	2,943,184
Hospitality Properties Trust REITΔ	85,680	2,275,661
Huntington Bancshares, Inc.Δ	205,762	1,962,969
Jones Lang LaSalle, Inc.	7,263	852,095
Kennedy-Wilson Holdings, Inc.	90,425	1,980,308
LaSalle Hotel Properties REITΔ	28,050	709,945
LendingTree, Inc.Δ*	6,396	625,401
Mack-Cali Realty Corporation REIT	94,385	2,218,048
Manning & Napier, Inc.Δ	28,600	230,802
MGIC Investment Corporation*	150,526	1,154,534
National General Holdings Corporation	88,750	1,916,112
National Storage Affiliates Trust REITΔ	79,272	1,680,566
Net 1 UEPS Technologies, Inc.Δ*	57,217	526,396
Northrim BanCorp, Inc.	1,504	35,961
NorthStar Realty Finance Corporation REIT	15,030	197,194
Old Republic International Corporation	121,143	2,214,494
Pacific Premier Bancorp, Inc.*	24,310	519,505
Pinnacle Financial Partners, Inc.Δ	14,820	727,069
PrivateBancorp, Inc.	27,150	1,047,990
ProAssurance Corporation	21,120	1,068,672
Radian Group, Inc.	11,976	148,502
RE/MAX Holdings, Inc. Class AΔ	8,950	306,985
Reinsurance Group of America, Inc.	27,100	2,608,375
RLJ Lodging Trust REITΔ	38,843	888,728
Ryman Hospitality Properties, Inc. REITΔ	37,532	1,932,147
Safeguard Scientifics, Inc.Δ*	59,300	785,725
Summit Hotel Properties, Inc. REIT	169,980	2,034,661
Sunstone Hotel Investors, Inc. REITΔ	59,519	833,266
Synovus Financial Corporation	22,098	638,853
TCF Financial Corporation	47,400	581,124
Texas Capital Bancshares, Inc.Δ*	32,800	1,258,864
THL Credit, Inc.Δ	101,883	1,103,393
United Community Banks, Inc.	33,990	627,795
Voya Financial, Inc.	25,000	744,250
Waddell & Reed Financial, Inc. Class A	5,431	127,846
Walker & Dunlop, Inc.Δ*	19,910	483,216
WEX, Inc.*	23,400	1,950,624
WisdomTree Investments, Inc.Δ	103,000	1,177,290
WP Glimcher, Inc. REIT	18,225	172,955
Xenia Hotels & Resorts, Inc. REITΔ	78,741	1,229,934

		89,716,536

Healthcare — 9.8%
ABIOMED, Inc.*	2,400	227,544
Acorda Therapeutics, Inc.Δ*	50,855	1,345,115
Adeptus Health, Inc. Class AΔ*	4,500	249,930
Aegerion Pharmaceuticals, Inc.Δ*	14,370	53,169
Air Methods CorporationΔ*	45,950	1,664,309
Align Technology, Inc.*	17,700	1,286,613
Amedisys, Inc.*	2,946	142,410
AMN Healthcare Services, Inc.Δ*	20,786	698,617
Analogic CorporationΔ	20,320	1,605,483
AtriCure, Inc.Δ*	11,947	201,068
BioScrip, Inc.Δ*	120,829	258,574
Cempra, Inc.Δ*	32,900	576,408
Civitas Solutions, Inc.Δ*	58,500	1,019,655
Community Health Systems, Inc.Δ*	79,400	1,469,694
Cross Country Healthcare, Inc.Δ*	4,926	57,289
Cynosure, Inc. Class AΔ*	45,778	2,019,725
Dermira, Inc.Δ*	42,000	868,560
Emergent BioSolutions, Inc.Δ*	55,592	2,020,769

108	See Notes to Schedules of Investments.

	Shares	Value
Enanta Pharmaceuticals, Inc.Δ*	3,946	$115,894
Endologix, Inc.Δ*	81,300	679,668
Esperion Therapeutics, Inc.Δ*	18,227	308,219
ExamWorks Group, Inc.Δ*	42,500	1,256,300
Five Star Quality Care, Inc.+	2,086	—
Globus Medical, Inc. Class AΔ*	59,300	1,408,375
Inogen, Inc.Δ*	41,500	1,866,670
Integra LifeSciences Holdings CorporationΔ*	30,961	2,085,533
Intercept Pharmaceuticals, Inc.Δ*	2,225	285,846
Intra-Cellular Therapies, Inc.Δ*	28,878	802,808
Kindred Healthcare, Inc.Δ	95,210	1,175,844
Lannett Co., Inc.Δ*	24,500	439,285
LDR Holding CorporationΔ*	11,800	300,782
Lexicon Pharmaceuticals, Inc.Δ*	14,600	174,470
Ligand Pharmaceuticals, Inc.Δ*	4,010	429,431
Masimo CorporationΔ*	33,010	1,381,138
Molina Healthcare, Inc.Δ*	6,894	444,594
Neurocrine Biosciences, Inc.Δ*	4,400	174,020
Nevro CorporationΔ*	11,736	660,267
NuVasive, Inc.Δ*	13,753	669,083
Owens & Minor, Inc.Δ	34,797	1,406,495
Pacira Pharmaceuticals, Inc.Δ*	13,820	732,184
PRA Health Sciences, Inc.Δ*	45,500	1,945,580
Press Ganey Holdings, Inc.Δ*	41,600	1,251,328
Repligen CorporationΔ*	14,090	377,894
SciClone Pharmaceuticals, Inc.*	28,210	310,310
Seres Therapeutics, Inc.Δ*	14,900	395,744
Stemline Therapeutics, Inc.Δ*	39,200	182,672
Surgical Care Affiliates, Inc.Δ*	42,800	1,980,784
Team Health Holdings, Inc.Δ*	40,400	1,689,124
Ultragenyx Pharmaceutical, Inc.Δ*	4,405	278,881
United Therapeutics CorporationΔ*	8,300	924,869
US Physical Therapy, Inc.Δ	36,720	1,826,086
VCA, Inc.*	23,400	1,349,946
WellCare Health Plans, Inc.Δ*	9,200	853,300
West Pharmaceutical Services, Inc.Δ	51,000	3,535,320

		49,463,676

Materials & Processing — 6.9%
American Vanguard CorporationΔ	24,000	378,720
Cabot Corporation	4,167	201,391
Clearwater Paper Corporation*	5,449	264,331
Comfort Systems USA, Inc.	20,387	647,695
Domtar CorporationΔ	54,981	2,226,730
Ferro CorporationΔ*	56,040	665,195
FMC CorporationΔ	13,500	544,995
FutureFuel Corporation	61,457	724,578
Insteel Industries, Inc.	61,362	1,875,836
Interface, Inc.	75,790	1,405,147
Kaiser Aluminum Corporation	24,882	2,103,524
Koppers Holdings, Inc.Δ*	46,000	1,033,620
Kraton Performance Polymers, Inc.*	69,429	1,201,122
Landec CorporationΔ*	44,320	465,360
LB Foster Co. Class AΔ	67,323	1,222,586
LSB Industries, Inc.Δ*	53,326	679,906
Mercer International, Inc.Δ	86,000	812,700
NN, Inc.Δ	95,134	1,301,433
OMNOVA Solutions, Inc.Δ*	174,210	968,608
Owens Corning	40,818	1,929,875
P.H. Glatfelter Co.Δ	45,670	946,739
Patrick Industries, Inc.Δ*	80,481	3,653,033
PolyOne CorporationΔ	82,675	2,500,919
RBC Bearings, Inc.Δ*	27,300	1,999,998
Reliance Steel & Aluminum Co.	7,740	535,531
Rexnord Corporation*	78,200	1,581,204
Summit Materials, Inc. Class A*	54,230	1,054,773
U.S. Silica Holdings, Inc.	13,400	304,448
United States Steel CorporationΔ	43,000	690,150
Universal Stainless & Alloy Products, Inc.*	55,449	565,025

		34,485,172

Producer Durables — 17.5%
ACCO Brands CorporationΔ*	432,367	3,882,656
Actuant Corporation Class AΔ	20,200	499,142
Advanced Energy Industries, Inc.*	10,000	347,900
Advisory Board Co. (The)*	46,400	1,496,400
Aegion Corporation*	101,219	2,134,709
Albany International Corporation Class A	66,900	2,514,771
Allegiant Travel Co.Δ	10,750	1,914,145
Argan, Inc.	10,914	383,736
Astronics CorporationΔ*	67,491	2,574,782
Atlas Air Worldwide Holdings, Inc.Δ*	60,428	2,554,292
Avery Dennison Corporation	5,000	360,550
AZZ, Inc.	56,651	3,206,447
Babcock & Wilcox Enterprises, Inc.*	10,882	232,875
Booz Allen Hamilton Holding Corporation	13,500	408,780
Brink’s Co. (The)	23,506	789,566
CEB, Inc.	21,400	1,385,222
Columbus McKinnon CorporationΔ	107,035	1,686,872
Crane Co.	26,700	1,438,062
DHI Group, Inc.Δ*	14,088	113,690
Ducommun, Inc.Δ*	43,997	670,954
DXP Enterprises, Inc.Δ*	22,600	396,856
Dycom Industries, Inc.Δ*	11,554	747,197
Electronics For Imaging, Inc.Δ*	17,600	746,064
EMCOR Group, Inc.	76,009	3,694,037
EnerSys, Inc.	40,360	2,248,859
Ennis, Inc.	44,790	875,644
ExlService Holdings, Inc.*	49,450	2,561,510
FARO Technologies, Inc.Δ*	26,600	856,786
GP Strategies CorporationΔ*	40,940	1,121,756
Granite Construction, Inc.Δ	5,100	243,780
Greenbrier Cos., Inc. (The)Δ	59,490	1,644,304
Hawaiian Holdings, Inc.*	25,790	1,217,030
Healthcare Services Group, Inc.Δ	37,450	1,378,534
Huntington Ingalls Industries, Inc.	13,822	1,892,785
Huron Consulting Group, Inc.*	21,600	1,256,904
ICF International, Inc.Δ*	18,000	618,660
Insperity, Inc.Δ	13,290	687,492
JetBlue Airways Corporation*	54,326	1,147,365

See Notes to Schedules of Investments.	109

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
John Bean Technologies Corporation	2,700	$152,307
KBR, Inc.	49,200	761,616
Keysight Technologies, Inc.Δ*	19,200	532,608
Knight Transportation, Inc.Δ	58,000	1,516,700
Littelfuse, Inc.	13,900	1,711,229
MAXIMUS, Inc.	28,400	1,494,976
Milacron Holdings Corporation*	41,400	682,686
MYR Group, Inc.Δ*	23,308	585,264
Old Dominion Freight Line, Inc.Δ*	22,010	1,532,336
On Assignment, Inc.*	72,700	2,684,084
Orbital ATK, Inc.Δ	23,631	2,054,479
OSI Systems, Inc.*	30,930	2,025,606
Park-Ohio Holdings CorporationΔ	15,200	650,864
Quanta Services, Inc.Δ*	50,875	1,147,740
SkyWest, Inc.Δ	16,950	338,830
Spirit AeroSystems Holdings, Inc. Class A*	33,060	1,499,602
Spirit Airlines, Inc.Δ*	33,800	1,621,724
Tidewater, Inc.Δ	182,185	1,244,323
Titan Machinery, Inc.Δ*	46,370	536,037
TriNet Group, Inc.Δ*	45,800	657,230
Trinity Industries, Inc.Δ	11,951	218,823
Triumph Group, Inc.Δ	73,200	2,304,336
TrueBlue, Inc.*	36,784	961,902
Wabash National CorporationΔ*	154,829	2,043,743
Wabtec CorporationΔ	18,110	1,435,942
WageWorks, Inc.*	43,050	2,178,760
Wesco Aircraft Holdings, Inc.*	160,300	2,306,717
WESCO International, Inc.Δ*	18,600	1,016,862

		87,828,440

Technology — 13.0%
Acacia Research CorporationΔ	277,649	1,052,290
Aspen Technology, Inc.Δ*	52,528	1,897,837
Black Box CorporationΔ	78,004	1,050,714
BroadSoft, Inc.*	30,000	1,210,500
Brocade Communications Systems, Inc.	56,660	599,463
CACI International, Inc. Class AΔ*	2,800	298,760
Cavium, Inc.Δ*	9,161	560,287
Coherent, Inc.*	3,845	353,356
CommScope Holding Co., Inc.*	32,562	909,131
comScore, Inc.Δ*	24,700	741,988
Cree, Inc.Δ*	10,200	296,820
Cypress Semiconductor CorporationΔ*	51,000	441,660
Demandware, Inc.Δ*	26,400	1,032,240
Dolby Laboratories, Inc. Class A	4,953	215,257
EarthLink Holdings CorporationΔ	157,080	890,644
Envestnet, Inc.Δ*	82,000	2,230,400
Evolent Health, Inc. Class AΔ*	40,500	427,680
Extreme Networks, Inc.*	184,277	573,101
Global Eagle Entertainment, Inc.Δ*	60,500	515,460
IAC/InterActiveCorp	12,756	600,552
Imperva, Inc.Δ*	17,814	899,607
Infinera Corporation*	28,615	459,557
Inphi Corporation*	6,700	223,378
Insight Enterprises, Inc.*	6,540	187,306
Integrated Device Technology, Inc.Δ*	65,408	1,336,940
Interactive Intelligence Group, Inc.Δ*	53,519	1,949,162
InterDigital, Inc.	37,750	2,100,787
LogMeIn, Inc.Δ*	5,000	252,300
MA-COM Technology Solutions Holdings, Inc.Δ*	51,700	2,263,943
MaxLinear, Inc. Class AΔ*	21,573	399,100
Microsemi CorporationΔ*	17,300	662,763
MicroStrategy, Inc. Class AΔ*	961	172,711
MKS Instruments, Inc.	65,500	2,466,075
Monotype Imaging Holdings, Inc.Δ	9,000	215,280
NeuStar, Inc. Class AΔ*	47,729	1,174,133
NIC, Inc.Δ*	69,500	1,253,085
Nuance Communications, Inc.*	57,400	1,072,806
Paycom Software, Inc.Δ*	46,800	1,666,080
Progress Software Corporation*	18,840	454,421
Proofpoint, Inc.Δ*	15,200	817,456
Q2 Holdings, Inc.*	68,800	1,653,952
Qlik Technologies, Inc.*	51,200	1,480,704
RetailMeNot, Inc.Δ*	49,325	395,093
RingCentral, Inc. Class AΔ*	65,000	1,023,750
Sanmina Corporation*	30,692	717,579
Science Applications International CorporationΔ	27,000	1,440,180
Silicon Graphics International CorporationΔ*	218,734	1,557,386
Synaptics, Inc.Δ*	35,910	2,863,463
Synchronoss Technologies, Inc.Δ*	80,880	2,615,659
Take-Two Interactive Software, Inc.Δ*	99,525	3,749,107
Teradata CorporationΔ*	18,482	484,968
Teradyne, Inc.	42,491	917,381
TESSCO Technologies, Inc.	50,499	840,808
Tyler Technologies, Inc.Δ*	21,530	2,768,973
Ultimate Software Group, Inc. (The)Δ*	15,100	2,921,850
Universal Display CorporationΔ*	24,580	1,329,778
Web.com Group, Inc.Δ*	101,384	2,009,431
Zendesk, Inc.Δ*	19,000	397,670

		65,092,762

Utilities — 4.6%
8x8, Inc.*	50,470	507,728
CMS Energy Corporation	56,961	2,417,425
Cogent Communications Holdings, Inc.Δ	31,600	1,233,348
El Paso Electric Co.Δ	13,049	598,688
FairPoint Communications, Inc.Δ*	35,100	522,288
General Communication, Inc. Class AΔ*	9,945	182,192
Great Plains Energy, Inc.	29,200	941,700
Inteliquent, Inc.Δ	12,154	195,072
j2 Global, Inc.Δ	30,500	1,878,190
Laclede Group, Inc. (The)	29,300	1,985,075
NRG Energy, Inc.Δ	68,628	892,850
Pinnacle West Capital Corporation	6,200	465,434
PNM Resources, Inc.Δ	32,900	1,109,388
Portland General Electric Co.	51,606	2,037,921
Southwest Gas Corporation	16,901	1,112,931

110	See Notes to Schedules of Investments.

	Shares	Value
Talen Energy CorporationΔ*	177,266	$1,595,394
UGI Corporation	62,525	2,519,132
Vectren Corporation	34,610	1,749,882
West CorporationΔ	62,150	1,418,263

		23,362,901

Total Common Stocks (Cost $424,220,887)		436,402,529

FOREIGN COMMON STOCKS — 7.6%
Bermuda — 2.5%
Alpha & Omega Semiconductor, Ltd.*	30,295	358,996
Aspen Insurance Holdings, Ltd.	44,153	2,106,098
Assured Guaranty, Ltd.	85,610	2,165,933
AXIS Capital Holdings, Ltd.	12,213	677,333
Everest Re Group, Ltd.	12,937	2,554,152
Helen of Troy, Ltd.Δ*	17,910	1,857,088
Tsakos Energy Navigation, Ltd.Δ	59,337	366,702
Validus Holdings, Ltd.	47,367	2,235,249

		12,321,551

Canada — 1.6%
Canadian Solar, Inc.Δ*	20,200	389,456
Colliers International Group, Inc.	24,046	910,382
Dominion Diamond Corporation	36,136	400,748
FirstService Corporation	7,242	296,487
IMAX CorporationΔ*	58,000	1,803,220
MDC Partners, Inc. Class AΔ	24,898	587,593
Mitel Networks CorporationΔ*	115,300	943,154
Nevsun Resources, Ltd.Δ	281,550	912,222
Open Text CorporationΔ	28,600	1,481,480
Performance Sports Group, Ltd.Δ*	82,550	262,509

		7,987,251

Cayman Islands — 0.4%
Fabrinet*	7,300	236,155
Himax Technologies, Inc. ADR	45,904	515,961
Nord Anglia Education, Inc.Δ*	64,500	1,347,405

		2,099,521

Curacao — 0.1%
Orthofix International NV*	9,663	401,208

France — 0.2%
Criteo SA ADRΔ*	13,000	538,460
DBV Technologies SA ADRΔ*	22,300	725,865

		1,264,325

Ireland — 0.2%
Horizon Pharma PLCΔ*	64,900	1,075,393
Prothena Corporation PLCΔ*	3,668	150,975

		1,226,368

Israel — 0.6%
magicJack VocalTec, Ltd.Δ*	45,572	298,952
Orbotech, Ltd.*	77,475	1,842,356
SodaStream International, Ltd.Δ*	49,000	689,920

		2,831,228

Luxembourg — 0.2%
Altisource Portfolio Solutions SAΔ*	43,153	1,042,145

Marshall Islands — 0.2%
DHT Holdings, Inc.	153,395	883,555

Netherlands — 0.1%
AVG Technologies NV*	15,946	330,879

Puerto Rico — 0.5%
OFG BancorpΔ	349,720	2,444,543

Taiwan — 0.1%
Silicon Motion Technology Corporation ADRΔ	14,600	566,626

United Kingdom — 0.9%
Ensco PLC Class AΔ	132,399	1,372,978
Noble Corporation PLCΔ	43,566	450,908
Rowan Cos. PLC Class AΔ	133,840	2,154,824
STERIS PLC	9,400	667,870

		4,646,580

Total Foreign Common Stocks (Cost $39,491,311)		38,045,780

MASTER LIMITED PARTNERSHIP — 0.7%
Compass Diversified Holdings (Cost $3,679,461)	223,362	3,495,616

MONEY MARKET FUNDS — 45.8%
GuideStone Money Market Fund (Investor Class)¥	22,267,845	22,267,845
Northern Institutional Liquid Assets Portfolio§	207,437,950	207,437,950

Total Money Market Funds (Cost $229,705,795)		229,705,795

	Par
CORPORATE BONDS — 0.0%
Lehman Escrow Bonds
0.00%, 07/19/17+Ω#	$160,000	—
0.00%, 12/28/17+Ω#	120,000	—
0.00%, 08/19/45+Ω#	50,000	—
0.00%, 11/30/49+Ω#	10,000	—

Total Corporate Bonds (Cost $0)		—

FOREIGN BOND — 0.0%
Iceland — 0.0%
Glitnir HoldCo ehf
6.69%, 06/15/16+ 144A#	130,000	1

Total Foreign Bond (Cost $98,162)		1

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
0.00%, 06/09/16Ω‡‡ (Cost $1,299,301)	1,300,000	1,299,575

TOTAL INVESTMENTS — 141.4% (Cost $698,494,917)		708,949,296
Liabilities in Excess of Other Assets — (41.4)%		(207,497,536)

NET ASSETS — 100.0%		$501,451,760

See Notes to Schedules of Investments.	111

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$65,040,863	$65,040,863	$—	$—
Consumer Staples	8,549,236	8,549,236	—	—
Energy	12,862,943	12,862,943	—	—
Financial Services	89,716,536	89,716,536	—	—
Healthcare	49,463,676	49,463,676	—	—
Materials & Processing	34,485,172	34,485,172	—	—
Producer Durables	87,828,440	87,828,440	—	—
Technology	65,092,762	65,092,762	—	—
Utilities	23,362,901	23,362,901	—	—
Corporate Bonds	—	—	—	—
Foreign Bond:
Iceland	1	—	—	1
Foreign Common Stocks	38,045,780	38,045,780	—	—
Master Limited Partnership	3,495,616	3,495,616	—	—
Money Market Funds	229,705,795	229,705,795	—	—
U.S. Treasury Obligation	1,299,575	—	1,299,575	—

Total Assets — Investments in Securities	$708,949,296	$707,649,720	$1,299,575	$1

Other Financial Instruments***
Futures Contracts	$562,104	$562,104	$—	$—

Total Assets — Other Financial Instruments	$562,104	$562,104	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2016.

112	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 91.7%
Australia — 6.7%
AGL Energy, Ltd.	6,148	$86,714
Alumina, Ltd.Δ	20,465	20,394
Amcor, Ltd.	11,424	125,664
AMP, Ltd.	28,576	126,829
APA Group	10,068	67,992
Asciano, Ltd.	5,505	37,810
ASX, Ltd.	1,900	60,340
Aurizon Holdings, Ltd.	18,927	57,453
AusNet Services	13,974	15,961
Australia & New Zealand Banking Group, Ltd.	27,815	500,203
Bank of Queensland, Ltd.	3,948	36,679
Bendigo and Adelaide Bank, Ltd.Δ	3,661	24,892
BHP Billiton, Ltd.	31,432	406,227
Boral, Ltd.	6,338	30,025
Brambles, Ltd.	15,826	147,032
Caltex Australia, Ltd.	2,589	67,516
Challenger, Ltd.	5,442	34,999
CIMIC Group, Ltd.	826	22,009
Coca-Cola Amatil, Ltd.	4,614	31,266
Cochlear, Ltd.	613	48,070
Commonwealth Bank of Australia	16,337	938,230
Computershare, Ltd.	5,174	38,789
CSL, Ltd.	4,491	349,214
Dexus Property Group REIT	9,600	58,429
DUET Group	22,568	39,443
Flight Centre Travel Group, Ltd.Δ	449	14,879
Fortescue Metals Group, Ltd.	12,611	24,651
Goodman Group REIT	18,321	93,673
GPT Group (The) REIT	16,654	63,830
Harvey Norman Holdings, Ltd.	4,519	16,281
Healthscope, Ltd.	14,000	28,546
Iluka Resources, Ltd.	3,392	17,057
Incitec Pivot, Ltd.	17,247	42,174
Insurance Australia Group, Ltd.	23,408	100,124
Lend Lease Group	5,556	59,072
Macquarie Group, Ltd.	3,008	152,389
Medibank Pvt, Ltd.	28,244	63,436
Mirvac Group REIT	37,367	55,425
National Australia Bank, Ltd.	25,379	510,479
Newcrest Mining, Ltd.*	7,513	97,674
Orica, Ltd.Δ	3,852	45,384
Origin Energy, Ltd.	17,239	67,262
Platinum Asset Management, Ltd.	1,896	9,229
Qantas Airways, Ltd.*	4,384	13,677
QBE Insurance Group, Ltd.	12,580	105,207
Ramsay Health Care, Ltd.	1,330	62,557
REA Group, Ltd.Δ	425	17,602
Rio Tinto, Ltd.	3,842	125,725
Santos, Ltd.	15,855	48,979
Scentre Group REIT	51,998	176,974
SEEK, Ltd.	2,626	32,570
Sonic Healthcare, Ltd.	3,771	54,286
South32, Ltd.*	53,136	59,671
Stockland REIT	22,520	73,712
Suncorp Group, Ltd.	12,386	113,079
Sydney Airport	10,990	56,359
Telstra Corporation, Ltd.	42,203	172,429
TPG Telecom, Ltd.	2,252	19,576
Transurban Group	19,396	168,751
Vicinity Centres REIT	34,448	84,235
Vocus Communications, Ltd.	4,341	27,719
Wesfarmers, Ltd.	10,877	345,599
Westfield Corporation REIT	19,407	148,615
Westpac Banking Corporation	31,977	743,936
Woodside Petroleum, Ltd.	7,026	139,815

		7,624,818

Austria — 0.2%
ANDRITZ AG	825	45,300
Erste Group Bank AG	2,506	70,434
OMV AG	1,545	43,468
Raiffeisen Bank International AG*	950	14,394
Voestalpine AG	1,220	40,821

		214,417

Belgium — 0.6%
Ageas	1,871	74,239
Colruyt SA	568	33,092
Delhaize Group	996	103,985
Groupe Bruxelles Lambert SA	909	75,001
KBC Groep NV	2,494	128,657
Proximus	1,289	44,054
Solvay SA	673	67,506
Telenet Group Holding NV*	423	21,412
UCB SA	1,201	91,892
Umicore SA	1,008	50,181

		690,019

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.	6,000	58,667
First Pacific Co., Ltd.	18,000	13,435
Jardine Matheson Holdings, Ltd.	2,400	136,992
Kerry Properties, Ltd.	5,000	13,729
Li & Fung, Ltd.	60,000	35,502
Noble Group, Ltd.Δ*	42,800	13,972
NWS Holdings, Ltd.	12,385	19,765
Shangri-La Asia, Ltd.	10,000	11,408
Yue Yuen Industrial Holdings, Ltd.	8,000	27,484

		330,954

Denmark — 1.0%
AP Moeller-Maersk A/S Class A	39	49,788
AP Moeller-Maersk A/S Class BΔ	64	83,952
Chr. Hansen Holding A/S	918	61,625
Coloplast A/S Class B	1,106	83,805
Danske Bank A/S	6,943	196,145
DSV A/S	2,009	83,630
Genmab A/S*	514	71,231
ISS A/S	1,498	60,140
Novozymes A/S, B Shares	2,321	104,345
Pandora A/S	1,026	134,351
TDC A/S*	8,509	41,645
Tryg A/S	970	18,827
Vestas Wind Systems A/SΔ	2,153	151,895
William Demant Holding A/S*	207	20,815

		1,162,194

See Notes to Schedules of Investments.	113

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Finland — 1.0%
Elisa OYJ	1,415	$55,018
Fortum OYJ	4,227	64,020
Kone OYJ Class B	3,215	154,968
Metso OYJ	913	21,786
Neste OYJΔ	1,361	44,788
Nokia OYJ*	2,899	17,157
Nokia OYJ	52,459	311,897
Nokian Renkaat OYJΔ	1,196	42,216
Orion OYJ, Class B	816	26,974
Sampo OYJ, A Shares	4,366	207,368
Stora Enso OYJ, R Shares	4,715	42,197
UPM-Kymmene OYJ	5,350	96,918
Wartsila OYJ Abp	1,310	59,283

		1,144,590

France — 8.8%
Accor SAΔ	2,001	84,793
Aeroports de Paris	242	29,919
Air Liquide SA	3,332	374,940
Alstom SA*	1,430	36,555
Arkema SA	687	51,579
Atos SE	867	70,618
AXA SA	18,824	443,177
BNP Paribas SA	10,205	513,612
Bollore SA*	32	123
Bollore SA	9,268	36,004
Bouygues SA	1,998	81,506
Bureau Veritas SA	2,626	58,493
Cap Gemini SA	1,574	147,906
Carrefour SAΔ	5,464	150,339
Casino Guichard Perrachon SAΔ	458	26,256
Christian Dior SE	519	94,137
Cie de St-Gobain	4,616	203,432
Cie Generale des Etablissements Michelin	1,827	186,960
CNP Assurances	1,390	21,677
Credit Agricole SA	10,565	114,425
Danone SA	5,654	402,171
Dassault Systemes	1,229	97,516
EdenredΔ	2,172	42,189
Electricite de France SA	1,956	21,955
Engie SA	14,228	220,833
Essilor International SA	1,996	246,545
Eurazeo SA	324	21,907
Eutelsat Communications SA	1,634	52,786
Fonciere Des Regions REIT	244	23,059
Gecina SA REIT	363	49,980
Groupe Eurotunnel SE	4,194	47,008
Hermes International	253	89,087
ICADE REIT	271	20,760
Iliad SA	257	66,135
Imerys SA	277	19,319
Ingenico Group	483	55,483
JCDecaux SA	633	27,710
Kering	695	124,241
Klepierre REIT	2,208	105,776
Lagardere SCA	957	25,427
Legrand SA	2,612	146,366
L’Oreal SA	2,421	433,753
Natixis SA	9,336	45,968
Numericable-SFR SA*	1,016	42,764
Orange SA	19,274	337,642
Peugeot SA*	4,189	71,786
Publicis Groupe SA*	1,849	129,837
Renault SA	1,809	179,745
Rexel SA	3,212	45,888
Safran SA	2,914	203,858
Sanofi	11,366	916,461
Schneider Electric SE	5,248	331,669
SCOR SE	1,503	53,360
Societe BIC SA	295	44,377
Societe Generale SA	7,067	261,190
Sodexo SA	875	94,329
Suez Environnement Co.	2,560	46,958
Technip SA	970	53,764
Thales SA	993	87,005
TOTAL SA	20,949	954,947
Unibail-Rodamco SE REIT	930	255,885
Valeo SA	745	115,970
Veolia Environnement SA	4,506	108,547
Vinci SA	4,606	343,140
Vivendi SA	11,072	232,827
Wendel SA	233	25,362
Zodiac AerospaceΔ	2,009	40,257

		10,089,993

Germany — 7.9%
Adidas AG	1,985	232,650
Allianz SE	4,375	711,651
Axel Springer SEΔ	360	19,405
BASF SE	8,862	668,575
Bayerische Motoren Werke AG	3,238	297,341
Beiersdorf AG	977	88,205
Brenntag AG	1,400	79,972
Commerzbank AGΔ	10,003	86,973
Continental AG	1,070	243,511
Daimler AG	9,309	713,632
Deutsche Bank AG	12,964	220,539
Deutsche Boerse AG	1,904	162,471
Deutsche Lufthansa AGΔ	1,968	31,811
Deutsche Post AG	9,436	262,204
Deutsche Telekom AG	30,989	556,265
Deutsche Wohnen AG	3,313	103,031
E.ON SE	18,900	181,471
Evonik Industries AG	1,417	42,511
Fraport AG Frankfurt Airport Services Worldwide	338	20,504
Fresenius Medical Care AG & Co. KGaA	2,132	188,840
Fresenius SE & Co. KGaA	3,609	263,691
GEA Group AG	1,679	82,153
Hannover Rueck SE	608	70,845
HeidelbergCement AG	1,278	109,432
Henkel AG & Co KGaA	1,000	98,281
HUGO BOSS AGΔ	677	44,404
Infineon Technologies AG	11,048	157,207
K+S AGΔ	1,931	45,187
Kabel Deutschland Holding AG	75	8,406
LANXESS AG	939	45,133
Linde AG	1,796	261,692
MAN SE	286	30,956
Merck KGaA	1,330	110,948
METRO AG	1,673	51,838
Muenchener Rueckversicherungs-Gesellschaft AG	1,593	324,016
OSRAM Licht AG	947	48,820

114	See Notes to Schedules of Investments.

	Shares	Value
ProSiebenSat.1 Media SE	2,122	$109,105
RWE AGΔ	4,702	60,861
SAP SE	9,457	765,117
Siemens AG	7,637	809,488
Symrise AG	1,117	74,991
Telefonica Deutschland Holding AGΔ	4,816	26,091
ThyssenKrupp AG	3,534	73,430
TUI AG	5,007	77,594
United Internet AG	1,153	57,866
Volkswagen AG	361	52,395
Vonovia SE	4,479	161,182
Zalando SE 144AΔ*	800	26,263

		8,958,954

Hong Kong — 2.8%
AIA Group, Ltd.	116,600	660,608
ASM Pacific Technology, Ltd.Δ	1,900	14,916
Bank of East Asia, Ltd. (The)Δ	12,442	46,513
BOC Hong Kong Holdings, Ltd.	37,500	111,910
Cathay Pacific Airways, Ltd.	10,000	17,300
Cheung Kong Property Holdings, Ltd.	26,000	167,415
CK Hutchison Holdings, Ltd.	26,500	344,003
CLP Holdings, Ltd.	18,500	167,296
Hang Lung Properties, Ltd.	20,000	38,209
Hang Seng Bank, Ltd.	7,100	125,482
Henderson Land Development Co., Ltd.	11,800	72,482
HK Electric Investments & HK Electric Investments, Ltd. 144A	25,000	22,011
HKT Trust and HKT, Ltd.	29,000	39,926
Hong Kong & China Gas Co., Ltd.	70,100	131,031
Hong Kong Exchanges and Clearing, Ltd.	10,769	259,322
Hongkong Land Holdings, Ltd.	5,300	31,747
Hysan Development Co., Ltd.	5,000	21,302
Link REIT	22,500	133,422
MTR Corporation, Ltd.	13,583	67,238
New World Development Co., Ltd.	48,000	45,727
PCCW, Ltd.	33,000	21,355
Power Assets Holdings, Ltd.	13,500	138,092
Sino Land Co., Ltd.	30,000	47,491
Sun Hung Kai Properties, Ltd.	17,000	207,861
Swire Pacific, Ltd. Class A	5,500	59,202
Swire Properties, Ltd.	13,000	35,109
Techtronic Industries Co., Ltd.	14,000	55,315
WH Group, Ltd. 144A*	47,000	34,050
Wharf Holdings, Ltd. (The)	12,000	65,589
Wheelock & Co., Ltd.	8,000	35,734

		3,217,658

Ireland — 0.5%
Bank of Ireland*	288,122	83,603
CRH PLC	8,171	230,864
James Hardie Industries PLC	4,486	61,416
Kerry Group PLC Class A	1,626	151,497

		527,380

Israel — 0.3%
Azrieli Group	296	11,623
Bank Hapoalim BM	10,524	54,634
Bank Leumi Le-Israel BM*	14,030	50,387
Bezeq The Israeli Telecommunication Corporation, Ltd.	20,080	45,305
Check Point Software Technologies, Ltd.Δ*	600	52,482
Delek Group, Ltd.	38	6,519
Israel Chemicals, Ltd.	4,122	17,942
Mizrahi Tefahot Bank, Ltd.	1,129	13,246
NICE-Systems, Ltd.	471	30,909
Taro Pharmaceuticals Industries*	100	14,325

		297,372

Italy — 2.0%
Assicurazioni Generali SpA	11,052	163,867
Atlantia SpA	4,046	112,198
Banco Popolare SC	3,633	24,990
Enel Green Power SpA	14,149	30,429
Enel SpA	68,612	304,331
Eni SpA	24,812	375,507
EXOR SpA	1,031	36,955
Finmeccanica SpA*	3,992	50,649
Intesa Sanpaolo SpA	130,465	360,063
Luxottica Group SpA	1,688	93,158
Mediobanca SpA	5,560	40,048
Prysmian SpA	2,060	46,671
Saipem SpA*	49,174	19,702
Snam SpA	19,896	124,632
Telecom Italia SpAΔ*	109,518	118,140
Telecom Italia SpA	58,508	51,264
Terna Rete Elettrica Nazionale SpA	13,904	79,344
UniCredit SpA	46,823	168,898
Unione di Banche Italiane SCpA	8,127	30,074
UnipolSai SpA	11,476	26,561

		2,257,481

Japan — 21.8%
ABC-Mart, Inc.	200	12,813
Acom Co., Ltd.*	3,200	16,122
AEON Co., Ltd.	6,300	91,020
AEON Credit Service Co., Ltd.Δ	800	18,880
AEON Mall Co., Ltd.	900	13,331
Air Water, Inc.	2,000	29,606
Aisin Seiki Co., Ltd.	1,900	71,580
Ajinomoto Co., Inc.	6,000	135,386
Alfresa Holdings Corporation	1,900	36,449
Alps Electric Co., Ltd.	1,600	27,893
Amada Holdings Co., Ltd.	2,800	27,317
ANA Holdings, Inc.	13,000	36,628
Aozora Bank, Ltd.	12,000	41,903
Asahi Glass Co., Ltd.	10,000	54,734
Asahi Kasei CorporationΔ	13,000	87,891
Asics Corporation	1,300	23,160
Astellas Pharma, Inc.	20,600	273,916
Bandai Namco Holdings, Inc.	1,800	39,248
Bank of Kyoto, Ltd. (The)Δ	3,000	19,565
Bank of Yokohama, Ltd. (The)	11,000	50,824
Benesse Holdings, Inc.	500	14,394
Bridgestone Corporation	6,300	235,386
Brother Industries, Ltd.	1,900	21,845

See Notes to Schedules of Investments.	115

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Calbee, Inc.	600	$23,830
Canon, Inc.	10,500	313,008
Casio Computer Co., Ltd.Δ	2,100	42,375
Central Japan Railway Co.Δ	1,400	247,608
Chiba Bank, Ltd. (The)	7,000	34,893
Chubu Electric Power Co., Inc.Δ	6,200	86,572
Chugai Pharmaceutical Co., Ltd.	2,000	61,931
Chugoku Bank, Ltd. (The)	1,300	13,538
Chugoku Electric Power Co., Inc. (The)	3,100	41,868
Citizen Holdings Co., Ltd.	2,100	11,905
Credit Saison Co., Ltd.Δ	1,200	20,888
Dai Nippon Printing Co., Ltd.	5,000	44,427
Daicel Corporation	3,100	42,363
Daihatsu Motor Co., Ltd.Δ	1,600	22,547
Dai-ichi Life Insurance Co., Ltd. (The)Δ	10,300	124,695
Daiichi Sankyo Co., Ltd.	6,000	133,413
Daikin Industries, Ltd.	2,200	164,436
Daito Trust Construction Co., Ltd.	700	99,391
Daiwa House Industry Co., Ltd.	5,800	163,160
Daiwa Securities Group, Inc.Δ	16,000	98,421
Denso Corporation	4,600	184,907
Dentsu, Inc.	2,000	100,404
Don Quijote Holdings Co., Ltd.	1,000	34,742
East Japan Railway Co.Δ	3,200	276,170
Eisai Co., Ltd.Δ	2,500	150,384
Electric Power Development Co., Ltd.	1,500	46,848
FamilyMart Co., Ltd.	500	25,990
FANUC Corporation	1,900	295,184
Fast Retailing Co., Ltd.	500	160,025
Fuji Electric Co., Ltd.	5,000	17,282
Fuji Heavy Industries, Ltd.	5,600	197,788
FUJIFILM Holdings Corporation	4,400	174,014
Fujitsu, Ltd.	18,000	66,629
Fukuoka Financial Group, Inc.Δ	8,000	26,087
GungHo Online Entertainment, Inc.	3,200	9,013
Gunma Bank, Ltd. (The)	3,000	12,395
Hachijuni Bank, Ltd. (The)Δ	5,000	21,547
Hakuhodo DY Holdings, Inc.	1,900	21,525
Hamamatsu Photonics KK	1,200	33,107
Hankyu Hanshin Holdings, Inc.	10,000	63,797
Hikari Tsushin, Inc.	200	15,229
Hino Motors, Ltd.	2,100	22,708
Hirose Electric Co., Ltd.Δ	300	33,080
Hiroshima Bank, Ltd. (The)	6,000	21,911
Hisamitsu Pharmaceutical Co., Inc.	500	22,347
Hitachi Chemical Co., Ltd.	800	14,394
Hitachi Construction Machinery Co., Ltd.Δ	900	14,298
Hitachi High-Technologies Corporation	600	16,900
Hitachi Metals, Ltd.Δ	2,000	20,632
Hitachi, Ltd.	48,000	224,593
Hokuhoku Financial Group, Inc.	10,000	13,150
Hokuriku Electric Power Co.	1,400	19,816
Honda Motor Co., Ltd.	15,800	433,238
Hoshizaki Electric Co., Ltd.	400	33,373
Hoya Corporation	3,900	148,349
Hulic Co., Ltd.	2,400	22,945
Idemitsu Kosan Co., Ltd.	700	12,495
IHI CorporationΔ	15,000	31,721
Iida Group Holdings Co., Ltd.	1,200	23,404
Inpex Corporation	9,300	70,528
Isetan Mitsukoshi Holdings, Ltd.Δ	3,600	42,063
Isuzu Motors, Ltd.	5,400	55,754
ITOCHU Corporation	15,700	193,347
Itochu Techno-Solutions Corporation	400	7,549
Iyo Bank, Ltd. (The)Δ	2,000	13,097
J. Front Retailing Co., Ltd.	2,000	26,532
Japan Airlines Co., Ltd.	1,300	47,613
Japan Airport Terminal Co., Ltd.Δ	400	14,217
Japan Exchange Group, Inc.	5,200	79,655
Japan Post Bank Co., Ltd.	3,800	46,764
Japan Post Holdings Co., Ltd.	4,200	56,052
Japan Prime Realty Investment Corporation REIT	9	36,665
Japan Real Estate Investment Corporation REIT	13	75,081
Japan Retail Fund Investment Corporation REIT	25	60,020
JFE Holdings, Inc.Δ	4,400	59,269
JGC CorporationΔ	2,000	29,944
Joyo Bank, Ltd.	5,000	17,149
JSR Corporation	1,500	21,565
JTEKT Corporation	1,700	22,053
JX Holdings, Inc.	22,100	85,184
Kajima Corporation	9,000	56,457
Kakaku.com, Inc.	1,200	22,284
Kamigumi Co., Ltd.	2,000	18,819
Kaneka Corporation	3,000	25,696
Kansai Electric Power Co., Inc. (The)*	7,200	63,763
Kansai Paint Co., Ltd.Δ	2,000	32,129
Kao Corporation	4,900	261,359
Kawasaki Heavy Industries, Ltd.Δ	15,000	43,316
KDDI Corporation	16,900	451,387
Keihan Electric Railway Co., Ltd.	6,000	42,276
Keikyu Corporation	4,000	35,186
Keio CorporationΔ	5,000	43,894
Keisei Electric Railway Co., Ltd.Δ	3,000	42,196
Keyence Corporation	400	218,188
Kikkoman CorporationΔ	1,000	32,876
Kintetsu Group Holdings Co., Ltd.Δ	17,000	68,879
Kobe Steel, Ltd.Δ	25,000	21,991
Koito Manufacturing Co., Ltd.	1,100	49,847
Komatsu, Ltd.	8,500	144,707
Konami Corporation	800	23,671
Konica Minolta, Inc.	4,700	39,924
Kose Corporation	300	29,188
Kubota Corporation	11,200	152,906
Kuraray Co., Ltd.	3,600	44,014
Kurita Water Industries, Ltd.Δ	900	20,528
Kyocera Corporation	3,000	132,134
Kyowa Hakko Kirin Co., Ltd.	2,000	31,916

116	See Notes to Schedules of Investments.

	Shares	Value
Kyushu Electric Power Co., Inc.*	4,400	$41,871
Kyushu Financial Group, Inc.	3,700	21,336
Lawson, Inc.	600	50,220
LIXIL Group Corporation	2,600	53,019
M3, Inc.Δ	2,100	52,843
Mabuchi Motor Co., Ltd.	400	18,624
Makita Corporation	1,200	74,424
Marubeni Corporation	16,300	82,554
Marui Group Co., Ltd.	1,900	27,231
Maruichi Steel Tube, Ltd.	400	10,964
Mazda Motor CorporationΔ	4,900	76,039
McDonald’s Holdings Co. Japan, Ltd.	500	11,844
Medipal Holdings Corporation	1,100	17,417
MEIJI Holdings Co., Ltd.Δ	1,200	96,495
Minebea Co., Ltd.	3,000	23,404
Miraca Holdings, Inc.	500	20,547
Mitsubishi Chemical Holdings Corporation	12,200	63,686
Mitsubishi Corporation	13,300	225,241
Mitsubishi Electric Corporation	18,000	188,645
Mitsubishi Estate Co., Ltd.	12,000	222,897
Mitsubishi Gas Chemical Co., Inc.	3,000	16,154
Mitsubishi Heavy Industries, Ltd.	28,000	104,019
Mitsubishi Logistics Corporation	1,000	13,133
Mitsubishi Materials CorporationΔ	12,000	33,906
Mitsubishi Motors CorporationΔ	6,300	47,189
Mitsubishi Tanabe Pharma Corporation	2,400	41,733
Mitsubishi UFJ Financial Group, Inc.	123,200	570,872
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,000	17,557
Mitsui & Co., Ltd.	16,900	194,460
Mitsui Chemicals, Inc.	7,000	23,324
Mitsui Fudosan Co., Ltd.	9,000	224,550
Mitsui OSK Lines, Ltd.	13,000	26,452
Mixi, Inc.	300	11,142
Mizuho Financial Group, Inc.	228,300	340,995
MS&AD Insurance Group Holdings, Inc.	5,000	139,322
Murata Manufacturing Co., Ltd.	1,900	229,091
Nabtesco CorporationΔ	1,000	22,444
Nagoya Railroad Co., Ltd.	7,000	32,716
NEC Corporation	25,000	62,864
Nexon Co., Ltd.	1,000	17,051
NGK Insulators, Ltd.	3,000	55,418
NGK Spark Plug Co., Ltd.	1,900	36,364
NH Foods, Ltd.	2,000	44,071
NHK Spring Co., Ltd.	1,300	12,440
Nidec CorporationΔ	2,100	143,695
Nikon CorporationΔ	3,500	53,552
Nintendo Co., Ltd.Δ	1,000	142,165
Nippon Building Fund, Inc. REIT	14	82,971
Nippon Electric Glass Co., Ltd.	3,000	15,354
Nippon Express Co., Ltd.	7,000	31,845
Nippon Paint Holdings Co., Ltd.Δ	1,200	26,624
Nippon Prologis, Inc. REIT	12	26,859
Nippon Steel & Sumitomo Metal CorporationΔ	7,000	134,471
Nippon Telegraph & Telephone Corporation	6,600	284,302
Nippon Yusen KK	17,000	32,778
Nissan Motor Co., Ltd.	23,600	218,396
Nisshin Seifun Group, Inc.	2,300	36,560
Nissin Foods Holdings Co., Ltd.	700	32,902
Nitori Holdings Co., Ltd.	700	64,125
Nitto Denko Corporation	1,600	88,953
NOK Corporation	800	13,662
Nomura Holdings, Inc.	36,600	163,545
Nomura Real Estate Master Fund, Inc. REITΔ	37	55,231
Nomura Real Estate Holdings, Inc.	1,000	18,481
Nomura Research Institute, Ltd.	1,290	43,441
NSK, Ltd.Δ	4,700	43,014
NTT Data Corporation	1,200	60,243
NTT DOCOMO, Inc.	13,600	308,446
NTT Urban Development Corporation	900	8,804
Obayashi Corporation	6,000	59,176
Obic Co., Ltd.	600	31,721
Odakyu Electric Railway Co., Ltd.Δ	6,000	65,307
Oji Holdings Corporation	8,000	32,129
Olympus CorporationΔ	2,500	97,183
Omron CorporationΔ	1,700	50,602
Ono Pharmaceutical Co., Ltd.	4,000	169,354
Oracle Corporation	300	16,847
Oriental Land Co., Ltd.Δ	1,900	134,551
ORIX Corporation	13,200	188,303
Osaka Gas Co., Ltd.	17,000	65,314
Otsuka Corporation	400	21,112
Otsuka Holdings Co., Ltd.	3,700	134,396
Panasonic Corporation	21,700	199,271
Park24 Co., Ltd.	800	22,391
Rakuten, Inc.	9,500	91,628
Recruit Holdings Co., Ltd.	1,400	42,730
Resona Holdings, Inc.	20,700	73,865
Ricoh Co., Ltd.	6,400	65,169
Rinnai Corporation	300	26,496
Rohm Co., Ltd.	1,000	42,116
Ryohin Keikaku Co., Ltd.	200	42,294
Sanrio Co., Ltd.Δ	400	7,823
Santen Pharmaceutical Co., Ltd.	3,600	54,154
SBI Holdings, Inc.	1,700	17,265
Secom Co., Ltd.	2,000	148,669
Seibu Holdings, Inc.Δ	1,000	21,156
Seiko Epson Corporation	2,300	37,153
Sekisui Chemical Co., Ltd.	4,000	49,260
Sekisui House, Ltd.	5,600	94,515
Seven & i Holdings Co., Ltd.	7,300	310,823
Seven Bank, Ltd.Δ	4,800	20,472
Shikoku Electric Power Co., Inc.	1,400	18,771
Shimadzu Corporation	3,000	47,048
Shimamura Co., Ltd.	200	24,968
Shimano, Inc.	800	125,390
Shimizu Corporation	6,000	50,860
Shin-Etsu Chemical Co., Ltd.	4,100	212,168
Shinsei Bank, Ltd.	19,000	24,817

See Notes to Schedules of Investments.	117

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Shionogi & Co., Ltd.	2,900	$136,490
Shiseido Co., Ltd.	3,200	71,424
Shizuoka Bank, Ltd. (The)Δ	5,000	36,074
Showa Shell Sekiyu KK	1,500	13,461
SMC Corporation	500	116,131
SoftBank Group Corporation	9,300	443,412
Sohgo Security Services Co., Ltd.	600	32,520
Sompo Japan Nipponkoa Holdings, Inc.	3,200	90,645
Sony Corporation	12,400	318,745
Sony Financial Holdings, Inc.Δ	1,400	17,888
Stanley Electric Co., Ltd.Δ	1,200	27,136
Sumitomo Chemical Co., Ltd.	15,000	67,840
Sumitomo CorporationΔ	10,500	104,352
Sumitomo Dainippon Pharma Co., Ltd.Δ	1,300	14,970
Sumitomo Electric Industries, Ltd.	7,200	87,581
Sumitomo Heavy Industries, Ltd.	6,000	24,790
Sumitomo Metal Mining Co., Ltd.	5,000	49,647
Sumitomo Mitsui Financial Group, Inc.	12,300	372,896
Sumitomo Mitsui Trust Holdings, Inc.Δ	34,000	99,573
Sumitomo Realty & Development Co., Ltd.	3,000	87,805
Sumitomo Rubber Industries, Inc.	1,400	21,632
Suntory Beverage & Food, Ltd.	1,300	58,563
Suruga Bank, Ltd.Δ	1,500	26,363
Suzuken Co., Ltd.	900	30,588
Suzuki Motor CorporationΔ	3,600	96,313
Sysmex Corporation	1,500	93,829
T&D Holdings, Inc.	5,300	49,423
Taiheiyo Cement Corporation	12,000	27,616
Taisei Corporation	10,000	66,107
Taisho Pharmaceutical Holdings Co., Ltd.	300	23,777
Taiyo Nippon Sanso CorporationΔ	1,200	11,387
Takashimaya Co., Ltd.	3,000	25,083
Takeda Pharmaceutical Co., Ltd.	7,700	351,390
TDK CorporationΔ	1,100	61,087
Teijin, Ltd.	8,000	27,864
Terumo Corporation	3,000	107,557
THK Co., Ltd.	1,000	18,446
Tobu Railway Co., Ltd.	10,000	49,847
Toho Co., Ltd.	900	23,679
Toho Gas Co., Ltd.	5,000	35,497
Tohoku Electric Power Co., Inc.Δ	4,100	52,896
Tokio Marine Holdings, Inc.Δ	6,700	226,221
Tokyo Electric Power Co., Inc.*	14,000	77,000
Tokyo Electron, Ltd.	1,700	110,811
Tokyo Gas Co., Ltd.	22,000	102,567
Tokyo Tatemono Co., Ltd.	2,300	28,652
Tokyu CorporationΔ	11,000	92,168
Tokyu Fudosan Holdings CorporationΔ	5,600	38,015
TonenGeneral Sekiyu KK	3,000	27,136
Toppan Printing Co., Ltd.	5,000	41,939
Toray Industries, Inc.Δ	14,000	119,319
Toshiba Corporation*	36,000	70,052
TOTO, Ltd.	1,200	37,425
Toyo Seikan Group Holdings, Ltd.	1,300	24,349
Toyo Suisan Kaisha, Ltd.	1,000	35,897
Toyoda Gosei Co., Ltd.	500	9,649
Toyota Industries CorporationΔ	1,600	71,936
Toyota Motor Corporation	25,900	1,369,735
Toyota Tsusho Corporation	2,100	47,450
Trend Micro, Inc.	900	32,947
Unicharm CorporationΔ	3,300	71,809
United Urban Investment Corporation REIT	28	45,255
USS Co., Ltd.	1,800	28,756
West Japan Railway Co.	1,600	98,791
Yahoo Japan CorporationΔ	15,200	64,692
Yakult Honsha Co., Ltd.Δ	900	39,864
Yamada Denki Co., Ltd.Δ	5,500	25,998
Yamaguchi Financial Group, Inc.Δ	2,000	18,179
Yamaha CorporationΔ	1,800	54,218
Yamaha Motor Co., Ltd.	2,400	39,920
Yamato Holdings Co., Ltd.Δ	3,500	69,879
Yamazaki Baking Co., Ltd.	1,000	21,067
Yaskawa Electric CorporationΔ	2,600	30,009
Yokogawa Electric Corporation	1,800	18,601
Yokohama Rubber Co., Ltd. (The)	1,000	16,447

		24,886,544

Jersey — 1.1%
Experian PLC	9,567	171,070
Glencore PLC*	115,184	260,225
Petrofac, Ltd.	2,095	27,712
Randgold Resources, Ltd.	945	86,457
Shire PLC	5,751	327,007
Wolseley PLC	2,562	144,942
WPP PLC	12,771	298,429

		1,315,842

Luxembourg — 0.2%
ArcelorMittal	9,982	45,150
Millicom International Cellular SA SDR	536	29,295
RTL Group SA	313	26,513
SES SA	3,223	94,382
Tenaris SA	4,049	50,451

		245,791

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	62,700	19,073

Netherlands — 3.4%
Aegon NVΔ	17,407	95,749
AerCap Holdings NVΔ*	800	31,008
Airbus Group SEΔ	5,731	380,519
Akzo Nobel NV	2,379	162,153
Altice NV Class AΔ*	3,520	62,725
Altice NV Class B*	730	13,154
ASML Holding NV	3,279	333,120
Boskalis Westminster	918	36,085
CNH Industrial NV	9,819	66,759
Ferrari NVΔ*	1,166	48,428
Fiat Chrysler Automobiles NVΔ*	8,663	69,989
Gemalto NV	809	59,809
ING Groep NV CVA	37,329	451,528

118	See Notes to Schedules of Investments.

	Shares	Value
Koninklijke Ahold NVΔ	8,154	$183,435
Koninklijke DSM NV	1,644	90,421
Koninklijke KPN NV	30,143	126,326
Koninklijke Philips NV	9,312	265,275
Koninklijke Vopak NV	570	28,386
Mobileye NVΔ*	800	29,832
NN Group NV	2,321	75,944
NXP Semiconductor NV*	1,262	102,310
OCI NV*	684	13,395
QIAGEN NV*	2,001	44,582
Randstad Holding NV	1,201	66,568
RELX NV	10,010	174,786
STMicroelectronics NVΔ	6,571	36,474
TNT Express NV	5,216	46,806
Unilever NV CVA	15,653	701,509
Wolters Kluwer NV	2,894	115,522

		3,912,597

New Zealand — 0.2%
Auckland International Airport, Ltd.	8,625	38,333
Contact Energy, Ltd.	7,151	24,714
Fletcher Building, Ltd.	7,654	41,742
Meridian Energy, Ltd.	12,874	23,314
Mighty River Power, Ltd.	4,302	8,683
Ryman Healthcare, Ltd.	2,667	15,393
Spark New Zealand, Ltd.	18,489	46,645

		198,824

Norway — 0.6%
DNB ASA	9,875	116,774
Gjensidige Forsikring ASAΔ	1,624	27,692
Norsk Hydro ASA	13,545	55,770
Orkla ASA	7,423	67,236
Schibsted ASA Class A	715	20,902
Schibsted ASA, B Shares	846	23,423
Statoil ASA	10,732	168,995
Telenor ASA	6,985	113,030
Yara International ASA	1,747	65,744

		659,566

Papua New Guinea — 0.1%
Oil Search, Ltd.	12,840	66,535

Portugal — 0.1%
Banco Comercial Portugues SA, Series R*	308,177	12,519
EDP — Energias de Portugal SA	21,802	77,552
Galp Energia SGPS SA	4,056	50,999
Jeronimo Martins SGPS SA	2,049	33,528

		174,598

Singapore — 1.3%
Ascendas Real Estate Investment Trust REIT	18,100	32,095
CapitaLand Commercial Trust, Ltd. REIT	16,400	17,886
CapitaLand Mall Trust REIT	20,600	31,943
CapitaLand, Ltd.	23,800	54,209
City Developments, Ltd.	3,800	23,034
ComfortDelGro Corporation, Ltd.	19,600	42,462
DBS Group Holdings, Ltd.	17,400	198,547
Global Logistic Properties, Ltd.	28,000	39,990
Hutchison Port Holdings Trust Class U	53,700	26,850
Jardine Cycle & Carriage, Ltd.	1,111	32,996
Keppel Corporation, Ltd.	14,700	63,583
Oversea-Chinese Banking Corporation, Ltd.	28,647	187,884
Sembcorp Industries, Ltd.	9,800	21,958
Sembcorp Marine, Ltd.	9,200	11,262
Singapore Airlines, Ltd.	5,600	47,447
Singapore Exchange, Ltd.	7,800	46,007
Singapore Press Holdings, Ltd.	13,400	39,767
Singapore Technologies Engineering, Ltd.	16,100	38,582
Singapore Telecommunications, Ltd.	77,600	219,930
StarHub, Ltd.	4,000	9,942
Suntec Real Estate Investment Trust REIT	18,200	22,617
United Overseas Bank, Ltd.	12,300	172,201
UOL Group, Ltd.	7,200	32,051
Wilmar International, Ltd.	17,200	42,877
Yangzijiang Shipbuilding Holdings, Ltd.	23,400	17,014

		1,473,134

Spain — 3.2%
Abertis Infraestructuras SA	5,295	87,064
ACS Actividades de Construccion y Servicios SA	1,804	53,762
Aena SA 144A*	664	85,719
Amadeus IT Holding SA, A Shares	4,140	177,554
Banco Bilbao Vizcaya Argentaria SA	61,971	411,960
Banco de Sabadell SA	48,736	87,733
Banco Popular Espanol SA	15,418	40,124
Banco Santander SA*	140,389	618,868
Bankia SA	45,814	43,269
Bankinter SA	6,854	48,433
CaixaBank SA*	409	1,209
CaixaBank SA	25,824	76,313
Distribuidora Internacional de Alimentacion SA*	6,556	34,063
Enagas SA	1,879	56,478
Endesa SA	3,073	58,991
Ferrovial SA	4,151	89,202
Gas Natural SDG SA	3,184	64,382
Grifols SA	2,676	59,591
Iberdrola SA	52,264	348,561
Industria de Diseno Textil SA	10,612	357,010
International Consolidated Airlines Group SA	8,587	68,496
Mapfre SA	8,693	18,784
Red Electrica Corporacion SA	1,056	91,684
Repsol SA	10,066	113,625
Telefonica SA	43,558	488,312
Zardoya Otis SA	1,462	17,019

		3,598,206

Sweden — 2.9%
Alfa Laval AB	2,935	48,047
Assa Abloy AB Class B	9,569	188,828
Atlas Copco AB, A Shares	6,625	166,722
Atlas Copco AB, B Shares	3,756	88,553
Boliden AB	2,787	44,595
Electrolux AB, Series B	2,409	63,383
Getinge AB, B Shares	2,020	46,555

See Notes to Schedules of Investments.	119

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hennes & Mauritz AB, B SharesΔ	8,991	$299,801
Hexagon AB, B Shares	2,571	100,075
Husqvarna AB, B Shares	3,327	24,323
ICA Gruppen ABΔ	628	20,778
Industrivarden AB, C Shares	1,472	25,095
Investment AB Kinnevik, B Shares	2,101	59,602
Investor AB, B Shares	4,535	160,547
Lundin Petroleum ABΔ*	1,760	29,809
Nordea Bank AB	29,267	281,197
Sandvik AB	10,264	106,202
Securitas AB, B Shares	3,202	53,049
Skandinaviska Enskilda Banken AB Class A	14,976	143,059
Skanska AB, B Shares	3,403	77,674
SKF AB, B Shares	3,452	62,336
Svenska Cellulosa AB SCA Class B	5,767	180,222
Svenska Handelsbanken AB, A SharesΔ	14,525	184,822
Swedbank AB, A Shares	8,570	184,633
Tele2 AB, B Shares	2,588	24,005
Telefonaktiebolaget LM Ericsson, B SharesΔ	29,793	298,361
TeliaSonera AB	25,067	130,210
Volvo AB, B Shares	15,343	168,394

		3,260,877

Switzerland — 9.1%
ABB, Ltd.*	21,497	418,963
Actelion, Ltd.*	989	147,802
Adecco SA	1,536	100,078
Aryzta AGΔ*	919	38,067
Baloise Holding AG	489	62,145
Barry Callebaut AG*	18	19,562
Chocoladefabriken Lindt & Spruengli AG	11	136,852
Cie Financiere Richemont SA	5,097	336,867
Coca-Cola HBC AG*	2,037	43,299
Credit Suisse Group AG*	17,588	248,945
Dufry AGΔ*	354	43,553
EMS-Chemie Holding AG	67	34,735
Galenica AGΔ	36	54,138
Geberit AG	378	141,246
Givaudan SA	91	178,489
Julius Baer Group, Ltd.*	2,120	91,057
Kuehne + Nagel International AG	545	77,481
LafargeHolcim, Ltd.*	4,216	198,220
Lonza Group AG*	488	82,573
Nestle SA	30,519	2,280,480
Novartis AG	21,874	1,585,583
Pargesa Holding SA	251	15,989
Partners Group Holding AG	149	59,891
Roche Holding AG	6,742	1,659,645
Schindler Holding AG	586	107,844
SGS SA	52	109,889
Sika AG	20	79,164
Sonova Holding AG	503	64,238
Sulzer AGΔ	195	19,367
Swatch Group AG (The)Δ	289	100,115
Swatch Group AG (The)	401	27,003
Swiss Life Holding AG*	296	78,714
Swiss Prime Site AGΔ*	669	59,000
Swiss Re AG	3,400	314,347
Swisscom AG	239	129,871
Syngenta AG	903	375,644
UBS Group AG*	35,410	570,434
Zurich Insurance Group AG*	1,464	339,984

		10,431,274

United Kingdom — 15.6%
3i Group PLC	9,582	62,810
Aberdeen Asset Management PLC	7,861	31,319
Admiral Group PLC	2,090	59,525
Aggreko PLC	2,730	42,229
Anglo American PLCΔ	13,517	107,183
Antofagasta PLCΔ	3,193	21,526
ARM Holdings PLC	13,694	199,433
Ashtead Group PLC	5,181	64,292
Associated British Foods PLC	3,336	160,461
AstraZeneca PLC	12,162	681,674
Auto Trader Group PLC 144A	6,879	38,532
Aviva PLC	39,379	257,961
Babcock International Group PLC	2,030	27,683
BAE Systems PLC	30,576	223,525
Barclays PLC	162,021	349,053
Barratt Developments PLC	9,738	78,392
Berkeley Group Holdings PLC	1,246	57,588
BHP Billiton PLC	19,978	224,611
BP PLC	176,368	886,957
British Land Co. PLC (The) REIT	9,258	93,144
BT Group PLC	80,252	507,727
Bunzl PLC	3,114	90,478
Burberry Group PLC	4,342	85,124
Capita PLC	6,181	92,503
Carnival PLC	1,766	95,166
Centrica PLC	47,501	155,344
Cobham PLC	11,462	35,739
Compass Group PLC	16,004	282,264
Croda International PLC	1,331	58,095
Direct Line Insurance Group PLC	12,441	66,148
Dixons Carphone PLC	9,192	56,280
easyJet PLC	1,707	37,241
Fresnillo PLC	1,790	24,488
G4S PLC	14,238	38,976
GKN PLC	16,263	67,457
GlaxoSmithKline PLC	46,654	946,133
Hammerson PLC REIT	6,909	57,405
Hargreaves Lansdown PLC	2,583	49,860
HSBC Holdings PLC	187,362	1,167,615
ICAP PLC	4,817	32,848
IMI PLC	2,914	39,864
Inmarsat PLC	4,574	64,676
InterContinental Hotels Group PLC	2,298	94,757
Intertek Group PLC	1,393	63,362
Intu Properties PLC REIT	9,574	43,039
Investec PLC	4,759	35,030
ITV PLC	38,261	132,545
J Sainsbury PLCΔ	13,356	53,001
Johnson Matthey PLC	1,717	67,668
Kingfisher PLC	21,820	118,053
Land Securities Group PLC REIT	7,421	117,349
Legal & General Group PLC	55,832	188,603

120	See Notes to Schedules of Investments.

	Shares	Value
Lloyds Banking Group PLC	548,329	$535,681
London Stock Exchange Group PLC	3,132	126,853
Marks & Spencer Group PLC	15,273	89,103
Mediclinic International PLC	3,843	49,455
Meggitt PLC	6,459	37,719
Merlin Entertainments PLC 144A	7,366	49,035
Mondi PLC	3,268	62,707
National Grid PLC	35,819	507,864
Next PLC	1,452	112,613
Old Mutual PLC	47,053	130,496
Pearson PLC	7,882	99,054
Persimmon PLC	2,787	83,459
Provident Financial PLC	1,367	58,213
Prudential PLC	24,819	463,757
Reckitt Benckiser Group PLC	6,109	590,492
RELX PLC	11,113	206,535
Rexam PLC	7,173	65,316
Rio Tinto PLC	12,264	344,444
Rolls-Royce Holdings PLC*	17,583	172,229
Royal Bank of Scotland Group PLC*	32,432	103,734
Royal Dutch Shell PLC, A Shares	37,872	915,986
Royal Dutch Shell PLC, B Shares	38,436	938,460
Royal Mail PLC	8,349	57,642
RSA Insurance Group PLC	9,714	66,368
Sage Group PLC (The)	10,537	95,191
Schroders PLC	1,096	42,234
Segro PLC REIT	7,550	44,491
Severn Trent PLC	2,099	65,509
Sky PLC	10,258	150,866
Smith & Nephew PLC	8,551	140,990
Smiths Group PLC	3,594	55,542
Sports Direct International PLC*	2,184	11,860
SSE PLC	9,733	208,566
St. James’s Place PLC	4,861	64,126
Standard Chartered PLC	30,979	210,254
Standard Life PLC	19,127	97,824
Tate & Lyle PLC	4,869	40,420
Taylor Wimpey PLC	29,291	80,057
Tesco PLC*	77,304	212,951
Travis Perkins PLC	2,298	60,300
Unilever PLC	12,341	558,771
United Utilities Group PLC	6,575	87,162
Vodafone Group PLC	255,136	810,560
Weir Group PLC (The)	2,307	36,713
Whitbread PLC	1,673	95,152
WM Morrison Supermarkets PLCΔ	22,203	63,363
Worldpay Group PLC 144A*	10,556	41,708

		17,774,561

Total Foreign Common Stocks (Cost $118,831,934)		104,533,252

FOREIGN PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG
2.92%, 05/14/15	563	45,011
FUCHS PETROLUB SE
0.77%, 05/07/15	564	25,200
Henkel AG & Co. KGaA
1.31%, 04/14/15	1,694	186,785
Porsche Automobil Holding SE
2.01%, 05/14/15	1,453	74,881
Volkswagen AG
4.86%, 05/06/15	1,790	227,821

		559,698

Total Foreign Preferred Stocks (Cost $761,947)		559,698

RIGHTS — 0.0%
ArcelorMittal S.A.+*	9,982	11,699
Enel Green Power SpA+	14,149	—

Total Rights (Cost $20,740)		11,699

MONEY MARKET FUNDS — 12.1%
GuideStone Money Market Fund (Institutional Class)¥	6,514,328	6,514,328
Northern Institutional Liquid Assets Portfolio§	7,232,853	7,232,853

Total Money Market Funds (Cost $13,747,181)		13,747,181

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
0.00%, 06/09/16Ω‡‡ (Cost $299,839)	$300,000	299,902

TOTAL INVESTMENTS — 104.6% (Cost $133,661,641)		119,151,732

Liabilities in Excess of Other Assets — (4.6)%		(5,233,122)

NET ASSETS — 100.0%		$113,918,610

See Notes to Schedules of Investments.	121

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$7,624,818	$7,585,375	$—	$39,443
Austria	214,417	214,417	—	—
Belgium	690,019	690,019	—	—
Bermuda	330,954	330,954	—	—
Denmark	1,162,194	1,162,194	—	—
Finland	1,144,590	1,144,590	—	—
France	10,089,993	10,089,993	—	—
Germany	8,958,954	8,958,954	—	—
Hong Kong	3,217,658	3,217,658	—	—
Ireland	527,380	527,380	—	—
Israel	297,372	297,372	—	—
Italy	2,257,481	2,257,481	—	—
Japan	24,886,544	24,835,720	—	50,824
Jersey	1,315,842	1,315,842	—	—
Luxembourg	245,791	245,791	—	—
Mauritius	19,073	19,073	—	—
Netherlands	3,912,597	3,912,597	—	—
New Zealand	198,824	198,824	—	—
Norway	659,566	659,566	—	—
Papua New Guinea	66,535	66,535	—	—
Portugal	174,598	174,598	—	—
Singapore	1,473,134	1,473,134	—	—
Spain	3,598,206	3,596,997	—	1,209
Sweden	3,260,877	3,260,877	—	—
Switzerland	10,431,274	10,431,274	—	—
United Kingdom	17,774,561	17,774,561	—	—
Foreign Preferred Stocks:
Germany	559,698	559,698	—	—
Money Market Funds	13,747,181	13,747,181	—	—
Rights	11,699	—	—	11,699
U.S. Treasury Obligation	299,902	—	299,902	—

Total Assets — Investments in Securities	$119,151,732	$118,748,655	$299,902	$103,175

Other Financial Instruments***
Futures Contracts	25,335	25,335	—	—

Total Assets — Other Financial Instruments	$25,335	$25,335	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2016 is $102,543,193.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2016.

122	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 98.6%
Australia — 2.0%
AGL Energy, Ltd.	22,998	$324,375
Amcor, Ltd.	30,770	338,469
Ansell, Ltd.	22,613	299,704
Asciano, Ltd.	22,350	153,506
ASX, Ltd.	2,303	73,139
Aurizon Holdings, Ltd.	130,334	395,633
Australia & New Zealand Banking Group, Ltd.	76,884	1,382,622
Bendigo and Adelaide Bank, Ltd.	46,701	317,533
BHP Billiton, Ltd.	58,894	761,146
Boral, Ltd.	122,396	579,822
Caltex Australia, Ltd.	13,099	341,595
CIMIC Group, Ltd.	76,488	2,038,039
Coca-Cola Amatil, Ltd.	59,576	403,704
Cochlear, Ltd.	4,614	361,820
Computershare, Ltd.	5,607	42,035
Dexus Property Group REIT	12,849	78,204
Flight Centre Travel Group, Ltd.	29,382	973,657
Goodman Group REIT	30,218	154,501
GPT Group (The) REIT+@*	63,198	—
GPT Group (The) REIT	23,870	91,487
Iluka Resources, Ltd.	12,898	64,858
Lend Lease Group	259,908	2,763,347
Macquarie Group, Ltd.	28,477	1,442,678
Mirvac Group REIT	50,120	74,342
National Australia Bank, Ltd.	47,040	946,173
Qantas Airways, Ltd.*	876,655	2,735,032
QBE Insurance Group, Ltd.	520,272	4,351,055
Rio Tinto, Ltd.	8,019	262,413
Santos, Ltd.	261,755	808,611
Scentre Group REIT	93,514	318,272
Sonic Healthcare, Ltd.	38,071	548,061
Stockland REIT	41,895	137,129
Suncorp Group, Ltd.	37,052	338,269
Telstra Corporation, Ltd.	81,376	332,478
Vicinity Centres REIT	52,810	129,136
Westfield Corporation REIT	35,358	270,765
Woodside Petroleum, Ltd.	4,863	96,772
WorleyParsons, Ltd.	100,370	413,929

		25,144,311

Austria — 0.4%
Erste Group Bank AG	178,540	5,018,079

Belgium — 0.4%
Ageas	22,018	873,645
bpost SA	40,980	1,138,502
Delhaize Group	1,867	194,920
Groupe Bruxelles Lambert SA	415	34,241
KBC Groep NV	9,912	511,328
Proximus	62,501	2,136,090

		4,888,726

Bermuda — 0.4%
Cheung Kong Infrastructure Holdings, Ltd.	11,000	107,556
Jardine Matheson Holdings, Ltd.	54,200	3,093,736
Kerry Properties, Ltd.	202,500	556,021
Li & Fung, Ltd.	584,000	345,551
NWS Holdings, Ltd.	19,000	30,322
Yue Yuen Industrial Holdings, Ltd.	210,500	723,163

		4,856,349

Brazil — 0.3%
Embraer SA ADRΔ	166,400	4,386,304

Canada — 0.8%
Canadian National Railway Co.Δ	118,009	7,370,842
Suncor Energy, Inc.Δ	97,891	2,726,250

		10,097,092

China — 4.0%
Alibaba Group Holding, Ltd. ADRΔ*	118,339	9,352,331
Baidu, Inc. ADRΔ*	82,729	15,791,312
Ctrip.com International, Ltd. ADRΔ*	102,966	4,557,275
JD.com, Inc. ADRΔ*	43,100	1,142,150
New Oriental Education & Technology Group, Inc. ADR*	110,200	3,811,818
TAL Education Group ADRΔ*	23,417	1,163,357
Tencent Holdings, Ltd.	769,700	15,716,769

		51,535,012

Denmark — 1.9%
AP Moeller—Maersk A/S Class B	53	69,523
Chr. Hansen Holding A/S	38,538	2,587,051
Danske Bank A/S	273,095	7,715,137
DSV A/S	1,937	80,633
Genmab A/S*	13,807	1,913,393
GN Store Nord A/S	8,345	174,457
ISS A/SΔ	75,310	3,023,440
Novozymes A/S, B Shares	66,918	3,008,423
Pandora A/S	25,406	3,326,814
TDC A/S*	52,002	254,511
Vestas Wind Systems A/S	20,955	1,478,386

		23,631,768

Finland — 0.3%
Amer Sports OYJ	5,571	161,968
Cargotec OYJ, B Shares	2,331	75,303
Elisa OYJ	4,664	181,346
Kesko OYJ, B Shares	21,656	956,372
Nokia OYJ*	12,080	71,492
Orion OYJ, Class B	22,978	759,562
Stora Enso OYJ, R Shares	57,238	512,258
UPM-Kymmene OYJ	71,612	1,297,281

		4,015,582

France — 7.8%
Air France-KLM*	29,728	282,866
Atos SE	882	71,840
AXA SA	43,802	1,031,239
Cap Gemini SA	25,659	2,411,124
Casino Guichard Perrachon SAΔ	14,627	838,530
Christian Dior SE	25,012	4,536,718
Cie de St-Gobain	276,677	12,193,421
Cie Generale des Etablissements Michelin	8,378	857,334
Danone SA	95,711	6,807,950
Eiffage SA	4,060	311,842
Engie SA	322,246	5,001,577
Essilor International SA	13,443	1,660,470

See Notes to Schedules of Investments.	123

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Faurecia	31,073	$1,177,246
Gecina SA REIT	674	92,801
Kering	25,482	4,555,276
Klepierre REIT	4,327	207,288
Lagardere SCA	70,693	1,878,314
L’Oreal SA	33,692	6,036,351
Numericable-SFR SA*	3,390	142,689
Orange SA	86,261	1,511,121
Peugeot SA*	242,704	4,159,172
Renault SA	792	78,694
Safran SA	4,000	279,833
Sanofi	248,855	20,065,617
Schneider Electric SE	119,719	7,566,133
SCOR SE	13,764	488,657
Societe BIC SA	11,429	1,719,272
Societe Generale SA	124,751	4,610,681
Societe Television Francaise 1	10,165	131,630
Suez Environnement Co.	34,074	625,019
Technip SA	50,100	2,776,904
Thales SA	3,330	291,770
TOTAL SA	21,887	997,705
Unibail-Rodamco SE REIT	1,666	458,391
Valeo SA	15,344	2,388,524
Veolia Environnement SA	53,111	1,279,412
Vinci SA	9,965	742,377

		100,265,788

Germany — 7.8%
AIXTRON SEΔ*	123,245	596,444
Allianz SE	46,252	7,523,496
Aurubis AG	18,383	914,747
BASF SE	34,785	2,624,282
Beiersdorf AG	74,887	6,760,886
Daimler AG	115,354	8,843,093
Deutsche Boerse AG	59,464	5,074,140
Deutsche Lufthansa AG	209,191	3,381,343
Deutsche Telekom AG	421,077	7,558,505
Freenet AG	75,295	2,252,484
Fresenius Medical Care AG & Co. KGaAΔ	35,828	3,173,441
Fresenius SE & Co. KGaA	5,433	396,961
Hannover Rueck SE	6,895	803,414
HeidelbergCement AG	899	76,979
HOCHTIEF AG	6,614	809,431
K+S AG	16,478	385,601
KION Group AG	12,114	706,320
Linde AG	36,704	5,348,081
METRO AG	16,725	518,225
MorphoSys AGΔ*	20,344	981,654
Muenchener Rueckversicherungs-Gesellschaft AG	17,166	3,491,565
OSRAM Licht AG	48,258	2,487,829
ProSiebenSat.1 Media SE	36,354	1,869,182
Rheinmetall AG	11,849	946,777
RHOEN KLINIKUM AG	15,077	469,221
Rocket Internet SE 144AΔ*	61,162	1,712,767
RWE AGΔ	370,117	4,790,661
SAP SE	233,627	18,901,560
Siemens AG	1,016	107,691
Software AG	17,952	701,791
STADA Arzneimittel AG	14,964	594,007
Suedzucker AG	25,392	447,707
Talanx AG	6,850	233,917
United Internet AG	1,389	69,710
Vonovia SE	8,154	293,431
Zalando SE 144AΔ*	116,711	3,831,445

		99,678,788

Hong Kong — 2.4%
AIA Group, Ltd.	2,848,400	16,137,880
ASM Pacific Technology, Ltd.	3,100	24,337
Cheung Kong Property Holdings, Ltd.	49,500	318,733
China Mobile, Ltd.	429,000	4,780,892
CLP Holdings, Ltd.	36,000	325,549
Global Brands Group Holding, Ltd.*	4,456,924	540,070
Guangdong Investment, Ltd.	1,466,700	1,854,799
Hong Kong & China Gas Co., Ltd.	133,000	248,603
Hong Kong Exchanges and Clearing, Ltd.	116,607	2,807,942
Link REIT	41,000	243,124
New World Development Co., Ltd.	632,000	602,072
PCCW, Ltd.	62,000	40,122
Power Assets Holdings, Ltd.	26,500	271,069
Sino Land Co., Ltd.	494,000	782,009
Swire Pacific, Ltd. Class A	12,000	129,168
Techtronic Industries Co., Ltd.	17,500	69,144
WH Group, Ltd. 144A*	911,500	660,358
Wharf Holdings, Ltd. (The)	40,000	218,631
Wheelock & Co., Ltd.	40,000	178,669

		30,233,171

India — 0.6%
Housing Development Finance Corporation, Ltd.	169,909	2,836,670
Tata Consultancy Services, Ltd.	140,156	5,334,066

		8,170,736

Indonesia — 0.1%
PT Telekomunikasi Indonesia Persero Tbk	4,812,900	1,206,855

Ireland — 0.9%
Bank of Ireland*	6,675,371	1,936,960
CRH PLC	253,351	7,153,765
DCC PLC	4,864	429,633
James Hardie Industries PLC	141,869	1,942,264

		11,462,622

Italy — 2.2%
A2A SpA	1,840,882	2,394,292
Autogrill SpA	49,520	411,911
Banca Generali SpA	2,514	73,949
Banca Popolare di Milano Scarl	1,229,273	859,558
Banco Popolare SC	77,226	531,208
Enel SpA	179,955	798,198
Eni SpA	871,798	13,193,880
EXOR SpA	67,927	2,434,770
FinecoBank Banca Fineco SpA	99,448	837,400
Finmeccanica SpA*	194,302	2,465,228
Intesa Sanpaolo SpA	239,270	662,695
Mediobanca SpA	21,415	154,251
Prysmian SpA	44,684	1,012,345
Recordati SpA	15,964	399,641
UniCredit SpA	341,375	1,231,391
Unipol Gruppo Finanziario SpA	83,248	336,853

124	See Notes to Schedules of Investments.

	Shares	Value
UnipolSai SpA	127,476	$295,042

		28,092,612

Japan — 15.5%
Ajinomoto Co., Inc.	21,000	473,850
Alfresa Holdings Corporation	5,100	97,836
Alps Electric Co., Ltd.	95,300	1,661,367
Astellas Pharma, Inc.	163,700	2,176,703
Bandai Namco Holdings, Inc.	69,200	1,508,879
Canon, Inc.	462,950	13,800,678
Chiba Bank, Ltd. (The)	30,000	149,540
Chubu Electric Power Co., Inc.	28,700	400,747
COOKPAD, Inc.	20,100	322,007
Daicel Corporation	14,800	202,252
Daiichi Sankyo Co., Ltd.	23,900	531,430
Daikin Industries, Ltd.Δ	86,900	6,495,205
Daito Trust Construction Co., Ltd.	1,000	141,988
Daiwa House Industry Co., Ltd.	9,100	255,992
DeNA Co., Ltd.	70,000	1,206,006
Denso Corporation	197,500	7,938,958
Don Quijote Holdings Co., Ltd.	43,300	1,504,314
Ezaki Glico Co., Ltd.	1,200	61,522
Fuji Electric Co., Ltd.	1,373,000	4,745,631
Fuji Heavy Industries, Ltd.	56,500	1,995,535
FUJIFILM Holdings Corporation	38,100	1,506,803
Fujitsu, Ltd.	87,000	322,042
Fukuoka Financial Group, Inc.	115,000	375,006
GungHo Online Entertainment, Inc.	92,000	259,132
Gunma Bank, Ltd. (The)	15,000	61,975
Hachijuni Bank, Ltd. (The)	14,000	60,331
Haseko Corporation	111,500	1,038,269
Hitachi High-Technologies Corporation	15,200	428,131
Hitachi, Ltd.	843,000	3,944,412
Hokuhoku Financial Group, Inc.	170,000	223,555
Honda Motor Co., Ltd.	327,500	8,980,097
Hoya Corporation	274,400	10,437,660
IHI CorporationΔ	1,702,000	3,599,236
Inpex CorporationΔ	155,800	1,181,530
Isetan Mitsukoshi Holdings, Ltd.	31,700	370,390
Isuzu Motors, Ltd.	40,750	420,734
J. Front Retailing Co., Ltd.	38,100	505,427
Japan Airlines Co., Ltd.	56,500	2,069,332
Japan Real Estate Investment Corporation REIT	13	75,081
Japan Retail Fund Investment Corporation REIT	29	69,624
JTEKT Corporation	29,100	377,502
Kajima Corporation	16,000	100,369
Kaken Pharmaceutical Co., Ltd.	29,800	1,803,172
Kamigumi Co., Ltd.	8,000	75,277
Kao Corporation	21,700	1,157,449
Kewpie Corporation	8,400	190,473
Kobe Steel, Ltd.	290,000	255,098
Koito Manufacturing Co., Ltd.	7,100	321,738
Konami Corporation	27,300	807,757
Konica Minolta, Inc.	160,500	1,363,348
Kose Corporation	8,900	865,920
Kyowa Hakko Kirin Co., Ltd.	5,000	79,790
M3, Inc.Δ	208,500	5,246,541
Mabuchi Motor Co., Ltd.	16,200	754,258
Mazda Motor Corporation	44,400	689,010
Medipal Holdings Corporation	32,300	511,427
MEIJI Holdings Co., Ltd.	17,800	1,431,339
Mitsubishi Electric Corporation	300,800	3,152,460
Mitsubishi Estate Co., Ltd.	22,000	408,645
Mitsubishi Motors Corporation	51,000	382,007
Mitsubishi Tanabe Pharma Corporation	12,000	208,663
Mitsubishi UFJ Financial Group, Inc.	189,600	878,550
Mitsui Chemicals, Inc.	141,000	469,812
Mitsui Fudosan Co., Ltd.	16,000	399,200
Mixi, Inc.	46,300	1,719,614
MS&AD Insurance Group Holdings, Inc.	61,800	1,722,021
Murata Manufacturing Co., Ltd.	5,300	639,042
Nexon Co., Ltd.	130,800	2,230,265
NHK Spring Co., Ltd.	46,300	443,068
Nintendo Co., Ltd.	8,100	1,151,539
Nippon Building Fund, Inc. REIT	15	88,898
Nippon Express Co., Ltd.	243,000	1,105,478
Nippon Telegraph & Telephone Corporation	12,600	542,759
Nippon Yusen KK	80,800	155,792
Nitto Denko Corporation	8,000	444,764
NOK Corporation	32,700	558,438
NTN Corporation	164,000	523,133
NTT DOCOMO, Inc.	151,700	3,440,528
Olympus Corporation	28,500	1,107,890
ORIX Corporation	116,200	1,657,640
Otsuka Corporation	5,300	279,728
Otsuka Holdings Co., Ltd.	10,300	374,129
Pigeon Corporation	5,100	133,091
Pola Orbis Holdings, Inc.	4,700	389,631
Rakuten, Inc.	529,400	5,106,079
Resona Holdings, Inc.	60,200	214,815
Rohm Co., Ltd.	11,400	480,128
Santen Pharmaceutical Co., Ltd.	11,600	174,497
SBI Holdings, Inc.	128,000	1,299,960
Secom Co., Ltd.	117,700	8,749,195
Sekisui House, Ltd.	7,300	123,207
Shimadzu Corporation	31,000	486,161
Shimamura Co., Ltd.	2,100	262,162
Shin-Etsu Chemical Co., Ltd.	13,500	698,601
Shionogi & Co., Ltd.	57,000	2,682,740
SMC Corporation	18,700	4,343,312
SoftBank Group Corporation	179,700	8,567,864
Sojitz Corporation	541,400	1,111,230
Sompo Japan Nipponkoa Holdings, Inc.	31,900	903,614
Sony Corporation	41,000	1,053,916
Sumitomo Chemical Co., Ltd.	220,000	994,980
Sumitomo CorporationΔ	412,800	4,102,508
Sumitomo Heavy Industries, Ltd.	182,000	751,966
Sumitomo Mitsui Financial Group, Inc.	42,100	1,276,336
Sumitomo Osaka Cement Co., Ltd.	662,000	2,599,884
Sumitomo Realty & Development Co., Ltd.	6,000	175,610

See Notes to Schedules of Investments.	125

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Suzuken Co., Ltd.	9,900	$336,465
Sysmex Corporation	22,400	1,401,182
T&D Holdings, Inc.	13,400	124,957
Takashimaya Co., Ltd.	47,000	392,972
Takeda Pharmaceutical Co., Ltd.	201,500	9,195,468
TDK Corporation	19,000	1,055,133
Teijin, Ltd.	186,000	647,848
Terumo Corporation	13,200	473,251
Tokio Marine Holdings, Inc.	191,700	6,472,611
Tokyo Electric Power Co., Inc.*	335,100	1,843,057
Tokyo Electron, Ltd.Δ	48,800	3,180,921
Tosoh Corporation	142,000	596,792
Trend Micro, Inc.	75,400	2,760,211
West Japan Railway Co.	8,900	549,523
Yamaha Corporation	21,500	647,608
Yamazaki Baking Co., Ltd.	28,000	589,880

		198,663,104

Jersey — 0.9%
Glencore PLC*	280,861	634,525
Petrofac, Ltd.	22,570	298,552
Randgold Resources, Ltd.	1,392	127,352
Regus PLC	18,707	85,091
Shire PLC	17,790	1,011,556
Wolseley PLC	39,358	2,226,627
WPP PLC	292,908	6,844,588

		11,228,291

Luxembourg — 0.0%
Subsea 7 SA*	68,827	521,108

Netherlands — 6.5%
Aegon NVΔ	452,364	2,488,282
Airbus Group SEΔ	104,597	6,944,886
Akzo Nobel NV	2,782	189,622
ASM International NV	2,761	123,675
ASML Holding NV	42,317	4,299,065
Boskalis Westminster	4,303	169,146
CNH Industrial NVΔ	129,100	872,716
CNH Industrial NV	515,951	3,507,934
Delta Lloyd NVΔ*	210,113	976,436
Ferrari NVΔ*	93,391	3,878,857
Fiat Chrysler Automobiles NVΔ*	1,655,062	13,371,423
Fugro NV CVA*	3,760	72,200
Gemalto NVΔ	15,809	1,168,752
ING Groep NV CVA	1,287,616	15,574,877
Koninklijke Ahold NVΔ	493,557	11,103,221
Koninklijke Philips NV	182,861	5,209,232
NN Group NV	17,674	578,300
Randstad Holding NVΔ	180,394	9,998,739
TNT Express NV	8,789	78,868
Unilever NV CVA	8,334	373,499
Wolters Kluwer NV	47,417	1,892,774

		82,872,504

New Zealand — 0.1%
Spark New Zealand, Ltd.	270,361	681,835

Nigeria — 0.0%
Afriland Properties PLC REIT+*	331,249	—

Norway — 0.7%
Marine Harvest ASA*	61,607	949,266
Orkla ASA	517,563	4,687,946
Schibsted ASA Class A	42,591	1,245,092
Schibsted ASA, B Shares	45,543	1,260,940
Yara International ASA	26,749	1,006,640

		9,149,884

Portugal — 0.2%
Galp Energia SGPS SA	14,437	181,528
Jeronimo Martins SGPS SAΔ	114,638	1,875,826
NOS SGPS SA	38,880	259,256

		2,316,610

Singapore — 2.6%
Ascendas Real Estate Investment Trust REIT	38,700	68,623
CapitaLand Commercial Trust, Ltd. REIT	66,600	72,636
CapitaLand Mall Trust REIT	46,300	71,794
CapitaLand, Ltd.	85,300	194,288
ComfortDelGro Corporation, Ltd.	52,200	113,087
DBS Group Holdings, Ltd.	405,300	4,624,783
Global Logistic Properties, Ltd.	83,200	118,826
Jardine Cycle & Carriage, Ltd.	199,400	5,922,011
Sembcorp Industries, Ltd.	1,171,000	2,623,749
Singapore Airlines, Ltd.	29,100	246,557
Singapore Exchange, Ltd.	13,600	80,217
Singapore Technologies Engineering, Ltd.	23,600	56,555
Singapore Telecommunications, Ltd.	2,092,200	5,929,594
Suntec Real Estate Investment Trust REIT	56,500	70,214
United Overseas Bank, Ltd.	916,625	12,832,818
UOL Group, Ltd.	25,586	113,897
Wilmar International, Ltd.	33,400	83,261
Yangzijiang Shipbuilding Holdings, Ltd.	140,200	101,937

		33,324,847

South Korea — 1.2%
Celltrion, Inc.Δ*	41,163	3,952,158
Hankook Tire Co., Ltd.	59,768	2,843,109
NAVER Corporation	6,801	3,788,245
Shinhan Financial Group Co., Ltd.	117,586	4,164,247

		14,747,759

Spain — 5.5%
Abengoa SA, B Shares	1,305,068	387,595
ACS Actividades de Construccion y Servicios SA	37,045	1,104,003
Amadeus IT Holding SA, A Shares	162,637	6,975,101
Banco Bilbao Vizcaya Argentaria SA	130,098	864,843
Banco de Sabadell SA	2,338,800	4,210,218
Banco Popular Espanol SA	1,476,237	3,841,734
Banco Santander SA*	1,646,543	7,258,347
Distribuidora Internacional de Alimentacion SA*	271,667	1,411,490
Ebro Foods SAΔ	258,681	5,647,176
Endesa SA	94,051	1,805,442
Gamesa Corporacion Tecnologica SA	115,741	2,287,004
Iberdrola SA	1,343,301	8,958,805
Industria de Diseno Textil SA	428,419	14,412,908

126	See Notes to Schedules of Investments.

	Shares	Value
International Consolidated Airlines Group	172,401	$1,370,522
Mediaset Espana Comunicacion SA	51,545	592,690
Repsol SA	163,826	1,849,266
Telefonica SA	656,275	7,357,246

		70,334,390

Sweden — 3.8%
Alfa Laval AB	121,936	1,996,156
Atlas Copco AB, A Shares	281,737	7,090,059
BillerudKorsnas AB	34,154	558,277
Boliden AB	69,915	1,118,709
Electrolux AB, Series B	90,645	2,384,969
Elekta AB, B SharesΔ	245,769	1,836,096
Getinge AB, B Shares	7,549	173,981
Hennes & Mauritz AB, B Shares	173,191	5,774,989
Hexpol AB	28,688	318,922
Investment AB Kinnevik, B Shares	197,222	5,594,830
Investor AB, B Shares	3,071	108,719
NCC AB, B Shares	2,721	99,110
Skanska AB, B Shares	22,516	513,930
Svenska Cellulosa AB SCA Class B	113,715	3,553,659
Svenska Handelsbanken AB, A SharesΔ	337,607	4,295,852
Tele2 AB, B Shares	25,958	240,771
Telefonaktiebolaget LM Ericsson, B SharesΔ	465,615	4,662,889
TeliaSonera AB	1,674,953	8,700,492

		49,022,410

Switzerland — 9.7%
ABB, Ltd.*	683,571	13,322,365
ABB, Ltd. ADRΔ*	77,500	1,505,050
Actelion, Ltd.*	1,878	280,660
Adecco SA	18,563	1,209,476
Baloise Holding AG	3,839	487,885
Cie Financiere Richemont SA	62,719	4,145,174
Coca-Cola HBC AG*	12,383	263,218
Credit Suisse Group AG*	216,660	3,066,656
Galenica AG	1,031	1,550,440
GAM Holding AG*	8,277	119,651
Helvetia Holding AG	4,060	2,322,292
Lonza Group AG*	12,808	2,167,190
Nestle SA	254,536	19,019,720
Novartis AG	232,763	16,872,322
OC Oerlikon Corporation AGΔ*	258,860	2,670,575
Roche Holding AG	67,447	16,603,094
Swiss Life Holding AG*	25,237	6,711,144
Swiss Re AG	24,435	2,259,135
Syngenta AG	37,137	15,448,807
Transocean, Ltd.	11,641	102,058
UBS Group AG*	373,283	6,013,368
Zurich Insurance Group AG*	32,106	7,455,951

		123,596,231

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	459,257	12,032,534
Teco Electric and Machinery Co., Ltd.	2,758,900	2,250,221

		14,282,755

Thailand — 0.3%
Bangkok Bank PCL	166,500	861,370
Charoen Pokphand Foods PCL	4,879,100	3,384,026

		4,245,396

Turkey — 0.0%
Türkiye Garanti Bankasi AS	—	1

United Kingdom — 17.4%
3i Group PLC	34,312	224,916
Aggreko PLC	166,340	2,573,007
Amec Foster Wheeler PLC	521,733	3,372,014
ARM Holdings PLC	449,932	6,552,596
AstraZeneca PLC	60,156	3,371,711
Aviva PLC	83,758	548,675
BAE Systems PLC	146,857	1,073,596
Barclays PLC	1,095,160	2,359,377
Barratt Developments PLC	47,811	384,886
Berkeley Group Holdings PLC	49,418	2,284,019
BP PLC	2,474,882	12,446,211
BP PLC ADRΔ	72,500	2,188,050
British Land Co. PLC (The) REIT	18,907	190,221
Britvic PLC	13,200	134,700
BT Group PLC	351,297	2,222,536
Close Brothers Group PLC	5,093	92,313
Compass Group PLC	663,181	11,696,582
CYBG PLC*	11,759	35,515
Dairy Crest Group PLCΔ	648,353	5,759,433
Dialog Semiconductor PLC*	49,049	1,940,896
DS Smith PLC	1,631,616	9,561,073
G4S PLC	1,849,548	5,063,106
GKN PLC	122,626	508,637
GlaxoSmithKline PLC	818,820	16,605,489
Hammerson PLC REIT	15,352	127,555
Howden Joinery Group PLC	37,643	258,483
HSBC Holdings PLC	854,169	5,323,068
ICAP PLC	10,512	71,684
Inchcape PLC	114,021	1,184,819
Intermediate Capital Group PLC	131,414	1,167,374
Intu Properties PLC REIT	18,465	83,008
Investec PLC	31,016	228,301
ITV PLC	598,101	2,071,955
John Wood Group PLC	56,767	501,418
Just Eat PLC*	38,508	208,673
Kingfisher PLC	2,030,206	10,984,094
Land Securities Group PLC REIT	15,437	244,106
Lloyds Banking Group PLC	7,755,002	7,576,124
London Stock Exchange Group PLC	5,849	236,897
Man Strategic Holdings PLC	1,496,859	3,278,531
Micro Focus International PLC	5,982	134,888
Mondi PLC	79,732	1,529,916
National Grid PLC	918,381	13,021,367
Ocado Group PLCΔ*	302,908	1,262,080
Pearson PLC	335,221	4,212,770
Persimmon PLC	99,497	2,979,508
Prudential PLC	297,333	5,555,830
Reckitt Benckiser Group PLC	16,774	1,621,363

See Notes to Schedules of Investments.	127

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
RELX PLC	20,897	$388,371
Rexam PLC	12,259	111,628
Rolls-Royce Holdings PLC*	1,550,899	15,191,352
Royal Dutch Shell PLC, A Shares	75,675	1,830,702
Royal Dutch Shell PLC, B Shares	531,819	12,984,980
Royal Mail PLC	75,340	520,150
RSA Insurance Group PLC	19,188	131,097
Sage Group PLC (The)	119,939	1,083,527
Segro PLC REIT	14,592	85,989
Sky PLC	360,716	5,305,104
Sports Direct International PLC*	26,594	144,417
Standard Chartered PLC	247,212	1,677,822
Tate & Lyle PLC	20,523	170,372
Taylor Wimpey PLC	1,123,368	3,070,360
Tesco PLC*	3,135,727	8,638,043
Thomas Cook Group PLC*	105,984	141,335
Travis Perkins PLC	75,194	1,973,105
Unilever PLC	223,571	10,122,764
Vodafone Group PLC	1,144,427	3,635,815

		222,260,304

United States of America — 0.8%
MercadoLibre, Inc.	27,573	3,249,478
Yum! Brands, Inc.	85,985	7,037,872

		10,287,350

Total Foreign Common Stocks (Cost $1,276,466,121)		1,260,218,574

FOREIGN PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE
2.01%, 05/14/15 (Cost $625,146)	6,053	311,945

RIGHTS — 0.0%
Delta Lloyd NVΔ* (Cost $860,093)	210,113	291,926

WARRANT — 0.0%
Sun Hung Kai Properties, Ltd.* (Cost $0)	1	—

MONEY MARKET FUNDS — 13.8%
GuideStone Money Market Fund (Investor Class)¥	73,432,371	73,432,371
Northern Institutional Liquid Assets Portfolio§	102,433,557	102,433,557

Total Money Market Funds (Cost $175,865,928)		175,865,928

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.00%, 06/09/16Ω‡‡ (Cost $1,799,032)	$1,800,000	1,799,411

TOTAL INVESTMENTS — 112.6% (Cost $1,455,616,320)		1,438,487,784

FOREIGN COMMON STOCKS SOLD SHORT — (5.1)%
Australia — (0.5)%
ALS, Ltd.	(160,701)	(491,508)
Alumina, Ltd.	(1,492,229)	(1,487,025)
Newcrest Mining, Ltd.*	(145,140)	(1,886,915)
Platinum Asset Management, Ltd.	(15,471)	(75,306)
REA Group, Ltd.	(23,701)	(981,615)
SEEK, Ltd.	(105,662)	(1,310,499)
TPG Telecom, Ltd.	(13,280)	(115,438)
Transurban Group	(48,593)	(422,775)

		(6,771,081)

Austria — 0.0%
ams AG	(2,117)	(72,544)

Belgium — 0.0%
Telenet Group Holding NV*	(2,584)	(130,801)

Finland — 0.0%
Nokian Renkaat OYJ	(10,989)	(387,887)
Outokumpu OYJ*	(67,503)	(263,311)

		(651,198)

France — (0.6)%
Aeroports de Paris	(726)	(89,758)
Bollore SA	(385,854)	(1,498,965)
Casino Guichard Perrachon SA	(1,416)	(81,176)
Edenred	(107,864)	(2,095,150)
Electricite de France SA	(64,148)	(720,014)
Groupe Eurotunnel SE	(25,541)	(286,272)
Hermes International	(1,269)	(446,845)
Kering	(3,801)	(679,484)
Plastic Omnium SA	(7,180)	(246,942)
Vallourec SA@	(68,870)	(450,220)
Vivendi SA	(9,907)	(208,329)
Zodiac Aerospace	(17,133)	(343,319)

		(7,146,474)

Germany — (0.2)%
Bilfinger SE	(19,806)	(835,570)
Deutsche Bank AG	(30,003)	(510,400)
Fraport AG Frankfurt Airport Services Worldwide	(3,373)	(204,612)
MAN SE*	(3,100)	(335,536)
RWE AG	(7,416)	(95,990)
Telefonica Deutschland Holding AG	(63,331)	(343,099)

		(2,325,207)

Ireland — 0.0%
James Hardie Industries PLC	(5,193)	(71,095)

Italy — (0.2)%
Atlantia SpA	(12,157)	(337,122)
Banca Mediolanum SpA	(9,229)	(73,617)
Enel Green Power SpA	(5,210)	(11,205)
Saipem SpA*	(668,320)	(267,766)
Salvatore Ferragamo SpA	(85,313)	(2,180,369)

		(2,870,079)

Japan — (1.2)%
Acom Co., Ltd.*	(110,500)	(556,697)
AEON Financial Service Co., Ltd.	(36,900)	(870,820)
Aisin Seiki Co., Ltd.	(11,800)	(444,551)
Bank of Kyoto, Ltd. (The)	(21,000)	(136,959)

128	See Notes to Schedules of Investments.

	Shares	Value
Chugoku Electric Power Co., Inc. (The)	(25,400)	$(343,045)
Denso Corporation	(2,900)	(116,572)
Electric Power Development Co., Ltd.	(10,700)	(334,182)
Honda Motor Co., Ltd.	(6,700)	(183,715)
Idemitsu Kosan Co., Ltd.	(4,400)	(78,543)
IHI Corporation	(127,000)	(268,568)
Japan Airport Terminal Co., Ltd.	(1,800)	(63,974)
Kakaku.com, Inc.	(71,100)	(1,320,352)
Keikyu Corporation	(33,000)	(290,284)
Kyushu Electric Power Co., Inc.*	(245,700)	(2,338,129)
LIXIL Group Corporation	(12,400)	(252,859)
Mitsubishi Logistics Corporation	(7,000)	(91,928)
Nagoya Railroad Co., Ltd.	(31,000)	(144,884)
NGK Spark Plug Co., Ltd.	(14,500)	(277,516)
Nikon Corporation	(8,900)	(136,175)
Nippon Paint Holdings Co., Ltd.	(47,500)	(1,053,867)
Nissin Foods Holdings Co., Ltd.	(3,800)	(178,613)
Odakyu Electric Railway Co., Ltd.	(14,000)	(152,383)
Ricoh Co., Ltd.	(128,700)	(1,310,500)
Rinnai Corporation	(15,000)	(1,324,803)
Seven Bank, Ltd.	(79,900)	(340,770)
Shikoku Electric Power Co., Inc.	(41,000)	(549,727)
Stanley Electric Co., Ltd.	(13,300)	(300,755)
Taiyo Nippon Sanso Corporation	(10,900)	(103,436)
Toshiba Corporation*	(126,000)	(245,182)
Toyota Industries Corporation	(3,500)	(157,359)
Yakult Honsha Co., Ltd.	(5,400)	(239,184)
Yaskawa Electric Corporation	(67,200)	(775,626)

		(14,981,958)

Luxembourg — (0.3)%
Eurofins Scientific SE	(213)	(78,129)
Millicom International Cellular SA SDR	(15,810)	(864,090)
SES SA	(7,964)	(233,217)
Tenaris SA	(206,430)	(2,572,124)

		(3,747,560)

Netherlands — (0.4)%
CNH Industrial NV	(196,611)	(1,336,752)
Gemalto NV	(5,220)	(385,912)
Koninklijke Vopak NV	(14,822)	(738,140)
OCI NV*	(4,461)	(87,361)
Qiagen NV*	(10,032)	(223,514)
SBM Offshore NV*	(135,701)	(1,726,354)

		(4,498,033)

Norway — (0.3)%
Norsk Hydro ASA	(106,841)	(439,904)
Schibsted ASA Class A	(54,630)	(1,597,036)
Schibsted ASA, B Shares	(43,993)	(1,218,026)

		(3,254,966)

Portugal — 0.0%
Banco Comercial Portugues SA*	(4,480,096)	(181,995)

Spain — (0.4)%
Abertis Infraestructuras SA	(32,412)	(532,940)
Aena SA 144A*	(13,353)	(1,723,806)
Applus Services SA	(8,518)	(75,603)
Atresmedia Corporation de Medios de Comunicacion SA	(32,038)	(351,072)
CaixaBank SA	(172,108)	(508,602)
Cellnex Telecom SAU 144A	(43,537)	(696,049)
Zardoya Otis SA	(91,341)	(1,063,277)

		(4,951,349)

Sweden — (0.1)%
Alfa Laval AB	(17,426)	(285,273)
Meda AB, A Shares	(15,171)	(282,368)
Modern Times Group MTG AB, B Shares	(2,545)	(76,241)
Svenska Handelsbanken AB, A Shares	(5,143)	(65,442)

		(709,324)

Switzerland — (0.2)%
Aryzta AG*	(1,447)	(59,939)
Barry Callebaut AG*	(322)	(349,945)
Cie Financiere Richemont SA	(14,972)	(989,518)
Dufry AG*	(6,593)	(811,140)
Flughafen Zuerich AG	(95)	(85,066)
Julius Baer Group, Ltd.*	(13,069)	(561,333)
OC Oerlikon Corporation AG*	(13,873)	(143,123)

		(3,000,064)

United Kingdom — (0.7)%
Admiral Group PLC	(36,464)	(1,038,522)
Aggreko PLC	(18,643)	(288,376)
Anglo American PLC	(59,123)	(468,816)
Antofagasta PLC	(239,137)	(1,612,198)
BTG PLC*	(51,601)	(460,604)
Drax Group PLC	(96,339)	(376,495)
Hargreaves Lansdown PLC	(94,809)	(1,830,111)
Intertek Group PLC	(1,807)	(82,193)
Pennon Group PLC	(31,263)	(364,150)
Serco Group PLC*	(613,593)	(903,302)
Severn Trent PLC	(7,701)	(240,345)
St. James’s Place PLC	(10,640)	(140,362)
Standard Life PLC	(43,631)	(223,149)
Tesco PLC*	(394,013)	(1,085,395)
United Utilities Group PLC	(33,392)	(442,662)

		(9,556,680)

Total Foreign Common Stocks Sold Short (Proceeds $(67,706,512))		(64,920,408)

RIGHTS SOLD SHORT — 0.0%
Enel Green Power SpA+ (Cost $0)	(5,210)	—

Liabilities in Excess of Other Assets — (7.5)%		(95,852,231)

NET ASSETS — 100.0%		$1,277,715,145

See Notes to Schedules of Investments.	129

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$25,144,311	$25,144,311	$—	$—
Austria	5,018,079	5,018,079	—	—
Belgium	4,888,726	4,888,726	—	—
Bermuda	4,856,349	4,856,349	—	—
Brazil	4,386,304	4,386,304	—	—
Canada	10,097,092	10,097,092	—	—
China	51,535,012	51,535,012	—	—
Denmark	23,631,768	23,631,768	—	—
Finland	4,015,582	4,015,582	—	—
France	100,265,788	100,265,788	—	—
Germany	99,678,788	99,678,788	—	—
Hong Kong	30,233,171	30,233,171	—	—
India	8,170,736	8,170,736	—	—
Indonesia	1,206,855	1,206,855	—	—
Ireland	11,462,622	11,462,622	—	—
Italy	28,092,612	28,092,612	—	—
Japan	198,663,104	198,663,104	—	—
Jersey	11,228,291	11,228,291	—	—
Luxembourg	521,108	521,108	—	—
Netherlands	82,872,504	82,872,504	—	—
New Zealand	681,835	681,835	—	—
Nigeria	—	—	—	—
Norway	9,149,884	9,149,884	—	—
Portugal	2,316,610	2,316,610	—	—
Singapore	33,324,847	33,324,847	—	—
South Korea	14,747,759	14,747,759	—	—
Spain	70,334,390	70,334,390	—	—
Sweden	49,022,410	49,022,410	—	—
Switzerland	123,596,231	123,596,231	—	—
Taiwan	14,282,755	14,282,755	—	—
Thailand	4,245,396	4,245,396	—	—
Turkey	1	1	—	—
United Kingdom	222,260,304	222,260,304	—	—
United States of America	10,287,350	10,287,350	—	—
Foreign Preferred Stocks:
Germany	311,945	311,945	—	—
Money Market Funds	175,865,928	175,865,928	—	—
Warrant	—	—	—	—
Rights	291,926	291,926	—	—
U.S. Treasury Obligation	1,799,411	—	1,799,411	—

Total Assets — Investments in Securities	$1,438,487,784	$1,436,688,373	$1,799,411	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$283,089	$—	$283,089	$—
Futures Contracts	213,627	213,627	—	—

Total Assets — Other Financial Instruments	$496,716	$213,627	$283,089	$—

130	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short:
Australia	$(6,771,081)	$(6,771,081)	$—	$—
Austria	(72,544)	(72,544)	—	—
Belgium	(130,801)	(130,801)	—	—
Finland	(651,198)	(651,198)	—	—
France	(7,146,474)	(7,146,474)	—	—
Germany	(2,325,207)	(2,325,207)	—	—
Ireland	(71,095)	(71,095)	—	—
Italy	(2,870,079)	(2,870,079)	—	—
Japan	(14,981,958)	(14,981,958)	—	—
Luxembourg	(3,747,560)	(3,747,560)	—	—
Netherlands	(4,498,033)	(4,498,033)	—	—
Norway	(3,254,966)	(3,254,966)	—	—
Portugal	(181,995)	(181,995)	—	—
Spain	(4,951,349)	(4,951,349)	—	—
Sweden	(709,324)	(709,324)	—	—
Switzerland	(3,000,064)	(3,000,064)	—	—
United Kingdom	(9,556,680)	(9,556,680)	—	—
Rights Sold Short	—	—	—	—

Total Liabilities — Investments in Securities	$(64,920,408)	$(64,920,408)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2016 is $1,080,475,390.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2016.

See Notes to Schedules of Investments.	131

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 90.6%
Argentina — 0.2%
Banco Macro SA ADR	8,435	$543,804

Austria — 0.1%
Vienna Insurance Group AG Wiener Versicherung GruppeΔ	23,812	503,981

Bermuda — 1.2%
Credicorp, Ltd.	18,687	2,448,184
GOME Electrical Appliances Holdings, Ltd.	4,615,000	666,310
Kosmos Energy, Ltd.Δ*	84,300	490,626
Nine Dragons Paper Holdings, Ltd.Δ	811,000	613,685

		4,218,805

Brazil — 3.9%
Banco Bradesco SA ADRΔ	92,925	692,291
Banco do Brasil SA	55,300	300,212
Banco Santander Brasil SA ADRΔ	140,612	653,846
BM&FBovespa SA	113,700	483,810
BRF SA	110,000	1,571,538
BTG Pactual Group	92,800	451,657
CCR SA	79,900	311,543
Cia Brasileira de Distribuicao ADRΔ	20,385	283,555
Cia Energetica de Minas Gerais ADR	41,135	92,965
Itau Unibanco Holding SA ADR Class HΔ	212,485	1,825,246
JBS SA	759,500	2,310,828
Kroton Educacional SA	71,300	227,643
Linx SA	29,900	402,475
Natura Cosmeticos SA	17,200	127,864
Odontoprev SA	110,900	352,225
Porto Seguro SA	18,700	141,356
Qualicorp SA	6,600	27,350
Rumo Logistica Operadora Multimodal SA*	112,004	103,729
TOTVS SA	76,500	569,763
Tractebel Energia SA	93,000	946,644
Ultrapar Participacoes SA	50,400	975,859
Ultrapar Participacoes SA ADRΔ	7,704	148,533

		13,000,932

Canada — 0.7%
First Quantum Minerals, Ltd.	301,902	1,589,998
Platinum Group Metals, Ltd.*	43,200	163,652
Torex Gold Resources, Inc.*	343,450	481,293

		2,234,943

Chile — 0.8%
Banco de Chile ADRΔ	3,683	237,369
Banco Santander Chile ADRΔ	30,944	598,767
Cencosud SA	153,237	386,489
Embotelladora Andina SA ADR Class BΔ	41,783	796,802
Empresa Nacional de Electricidad SA ADRΔ	494	20,555
Enersis Americas SA ADRΔ	40,860	567,954
Latam Airlines Group SA ADRΔ*	18,693	130,851
S.A.C.I. Falabella	2,932	20,477

		2,759,264

China — 12.9%
AAC Technologies Holdings, Inc.	143,500	1,096,966
Agricultural Bank of China, Ltd. Class H	78,000	28,053
Air China, Ltd. Class H	670,000	475,897
Alibaba Group Holding, Ltd. ADRΔ*	45,101	3,564,332
Anhui Conch Cement Co., Ltd. Class H	1,330,500	3,567,507
ANTA Sports Products, Ltd.	262,000	576,867
AviChina Industry & Technology Co., Ltd. Class H	74,602	55,971
Baidu, Inc. ADRΔ*	5,719	1,091,643
Bank of China, Ltd. Class H	1,986,000	824,369
Bank of Communications Co., Ltd. Class H	1,088,000	715,296
Beijing Capital International Airport Co., Ltd. Class H	136,000	145,163
Belle International Holdings, Ltd.	1,325,000	766,918
China Cinda Asset Management Co., Ltd. Class H	2,122,000	744,048
China CITIC Bank Corporation, Ltd. Class H	1,022,000	625,794
China Communications Services Corporation, Ltd. Class H	456,000	208,092
China Construction Bank Corporation Class H	3,725,000	2,376,939
China Everbright Bank Co., Ltd. Class H	127,000	61,721
China Galaxy Securities Co., Ltd. Class H	401,500	390,768
China Life Insurance Co., Ltd. Class H	202,000	498,402
China Longyuan Power Group Corporation, Ltd. Class H	46,605	34,485
China Mengniu Dairy Co., Ltd.	1,280,000	2,036,159
China Merchants Bank Co., Ltd. Class H	12,814	26,925
China Petroleum & Chemical Corporation Class H	222,000	145,666
China Shenhua Energy Co., Ltd. Class H	496,500	780,847
China Southern Airlines Co., Ltd. Class H	147,733	93,126
China Telecom Corporation, Ltd. Class H	192,000	101,478
China Vanke Co., Ltd. Class H	97,700	239,548
Chongqing Rural Commercial Bank Co., Ltd. Class H	743,000	392,699
Country Garden Holdings Co., Ltd.	209,000	82,982
Ctrip.com International, Ltd. ADRΔ*	5,294	234,312
Dalian Wanda Commercial Properties Co., Ltd. Class H 144A	42,400	251,153
Dongfeng Motor Group Co., Ltd. Class H	514,000	641,394
Evergrande Real Estate Group, Ltd.Δ	359,000	277,209
Fuyao Glass Industry Group Co., Ltd. Class H 144A*	279,600	676,171

132	See Notes to Schedules of Investments.

	Shares	Value
Geely Automobile Holdings, Ltd.	1,825,000	$903,401
Great Wall Motor Co., Ltd. Class H	713,500	579,457
Huadian Power International Corporation, Ltd. Class H	168,000	106,985
Industrial & Commercial Bank of China, Ltd. Class H	8,209,000	4,592,684
JD.com, Inc. ADRΔ*	6,331	167,771
Kingsoft Corporation, Ltd.	78,000	182,800
Longfor Properties Co., Ltd.	916,000	1,305,982
NetEase, Inc. ADR	1,447	207,760
New China Life Insurance Co., Ltd. Class H	22,000	77,565
People’s Insurance Co. Group of China, Ltd. (The) Class H	2,158,000	912,456
PetroChina Co., Ltd. Class H	606,000	403,096
PICC Property & Casualty Co., Ltd. Class H	428,000	784,567
Qihoo 360 Technology Co., Ltd. ADRΔ*	1,793	135,461
Qinhuangdao Port Co., Ltd. Class H	550,000	212,701
Semiconductor Manufacturing International Corporation*	2,159,000	192,039
Sinopec Engineering Group Co., Ltd. Class H	46,500	37,644
Sinopec Shanghai Petrochemical Co., Ltd. Class H*	542,000	274,586
Sinopharm Group Co., Ltd. Class H	243,200	1,098,849
Tencent Holdings, Ltd.	185,000	3,777,579
Tingyi Cayman Islands Holding CorporationΔ	1,680,000	1,877,652
TravelSky Technology, Ltd. Class H	87,000	142,433
Weichai Power Co., Ltd. Class H	579,000	648,612
Zhejiang Expressway Co., Ltd. Class H	82,230	88,194
Zhuzhou CRRC Times Electric Co., Ltd. Class H	78,000	455,491
Zijin Mining Group Co., Ltd. Class H	1,208,000	373,736

		43,368,401

Colombia — 0.3%
Bancolombia SA	82,896	682,394
Bancolombia SA ADRΔ	10,258	350,619

		1,033,013

Cyprus — 0.1%
Global Ports Investments PLC GDR*	49,037	154,466
QIWI PLC ADRΔ	10,520	152,435

		306,901

Egypt — 0.1%
Arabian Food Industries Co.*	85,132	95,870
ElSewedy Electric Co.	82,700	415,085

		510,955

Estonia — 0.1%
Tallink Grupp AS	216,848	231,700

Hong Kong — 5.7%
AIA Group, Ltd.	835,958	4,736,199
ASM Pacific Technology, Ltd.	180,700	1,418,607
China Everbright International, Ltd.Δ	64,000	71,447
China Merchants Holdings International Co., Ltd.	30,000	89,141
China Mobile, Ltd.	459,500	5,120,792
China Overseas Land & Investment, Ltd.	998,000	3,158,411
China Resources Land, Ltd.	204,000	523,323
China Taiping Insurance Holdings Co., Ltd.*	132,000	289,955
CNOOC, Ltd.	753,000	889,154
CSPC Pharmaceutical Group, Ltd.	110,000	99,544
Far East Horizon, Ltd.	77,000	59,358
Shimao Property Holdings, Ltd.	69,500	102,852
Sino Biopharmaceutical, Ltd.	635,000	476,413
Sino-Ocean Land Holdings, Ltd.	104,500	49,439
WH Group, Ltd. 144A*	2,869,000	2,078,516

		19,163,151

Hungary — 0.4%
OTP Bank PLC	57,190	1,435,985

India — 7.7%
Aurobindo Pharma, Ltd.	24,452	275,047
Axis Bank, Ltd.	659,612	4,423,975
Bajaj Auto, Ltd.	2,129	77,349
Bharat Petroleum Corporation, Ltd.	18,204	248,584
Dabur India, Ltd.	266,171	1,004,434
Divi’s Laboratories, Ltd.	21,722	323,833
Dr. Reddy’s Laboratories, Ltd.	23,359	1,070,622
Eicher Motors, Ltd.	173	50,107
Glenmark Pharmaceuticals, Ltd.	7,003	84,076
Godrej Consumer Products, Ltd.	15,084	314,515
HCL Technologies, Ltd.	34,292	421,565
Hero MotoCorp, Ltd.	39,777	1,769,355
Hindalco Industries, Ltd.	32,047	42,562
Housing Development Finance Corporation, Ltd.	14,437	241,029
Idea Cellular, Ltd.	123,390	205,332
Indiabulls Housing Finance, Ltd.	22,698	222,756
Indraprastha Gas, Ltd.	20,089	172,792
Infosys, Ltd.	119,752	2,203,086
Infosys, Ltd. ADRΔ	130,049	2,473,532
Kotak Mahindra Bank, Ltd.	375,381	3,858,252
LIC Housing Finance, Ltd.	23,622	175,910
Marico, Ltd.	129,215	476,684
Motherson Sumi Systems, Ltd.	79,971	321,768
Nestle India, Ltd.	848	73,725
Power Finance Corporation, Ltd.	221,852	574,040
Siemens, Ltd.	1,860	30,887
State Bank of India	30,737	90,161
Tata Consultancy Services, Ltd.	109,444	4,165,226
Tata Motors, Ltd. ADRΔ*	5,549	161,198
Wipro, Ltd.	31,759	270,603

		25,823,005

Indonesia — 1.5%
PT Astra Agro Lestari Tbk	36,403	49,965

See Notes to Schedules of Investments.	133

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
PT Bank Central Asia Tbk	482,500	$483,955
PT Bank Mandiri Persero Tbk	135,000	104,864
PT Bank Negara Indonesia Persero Tbk	1,197,900	469,765
PT Bank Rakyat Indonesia Persero Tbk	392,900	338,528
PT Bank Tabungan Pensiunan Nasional Tbk*	83,300	17,590
PT Indofood Sukses Makmur Tbk	603,235	328,686
PT Kalbe Farma Tbk	864,400	94,197
PT Lippo Karawaci Tbk	715,220	56,365
PT Matahari Department Store Tbk	306,583	424,268
PT Ramayana Lestari Sentosa Tbk	1,730,800	92,675
PT Semen Indonesia Persero Tbk	1,224,900	939,921
PT Telekomunikasi Indonesia Persero Tbk	1,274,400	319,561
PT Telekomunikasi Indonesia Persero Tbk ADRΔ	5,727	291,218
PT Unilever Indonesia Tbk	53,700	173,837
PT United Tractors Tbk	897,369	1,035,426

		5,220,821

Isle of Man (U.K.) — 0.1%
New Europe Property Investments PLC	15,777	200,710

Jersey — 0.1%
West China Cement, Ltd.	1,414,000	293,469

Kenya — 0.5%
Equity Group Holdings, Ltd.	2,058,323	816,634
Safaricom, Ltd.	6,315,400	1,052,048

		1,868,682

Luxembourg — 0.2%
Ternium SA ADRΔ	42,528	764,653

Malaysia — 2.2%
AirAsia Bhd	2,349,200	1,101,893
AMMB Holdings Bhd	188,467	222,209
Astro Malaysia Holdings Bhd	91,758	70,321
Axiata Group Bhd	569,600	859,911
CIMB Group Holdings Bhd	54,700	67,998
Hong Leong Bank Bhd	18,500	64,014
IHH Healthcare Bhd	407,700	685,509
IJM Corporation Bhd	38,200	34,563
IOI Corporation Bhd	26,000	30,455
Kuala Lumpur Kepong Bhd	3,300	20,300
Lafarge Malaysia Bhd	31,900	73,587
Malayan Banking Bhd	345,300	798,310
MISC Bhd	31,800	72,541
Petronas Chemicals Group Bhd	504,700	868,009
Petronas Dagangan Bhd	21,700	134,043
Petronas Gas Bhd	5,400	30,450
Public Bank Bhd	211,900	1,019,988
SapuraKencana Petroleum Bhd	150,900	71,940
Telekom Malaysia Bhd	25,600	43,306
Tenaga Nasional Bhd	198,600	709,595
Westports Holdings Bhd	371,100	392,834
YTL Corporation Bhd	74,700	31,400

		7,403,176

Malta — 0.0%
Brait SE*	13,152	148,769

Mexico — 3.8%
Alfa SAB de CV Class A	254,100	511,372
America Movil SAB de CV ADR Class LΔ	81,757	1,269,686
America Movil SAB de CV, Series L	763,603	594,011
Arca Continental SAB de CV	49,400	342,912
Cemex SAB de CV ADRΔ*	44,128	321,252
Corp Moctezuma SAB de CV	101,809	347,905
El Puerto de Liverpool SAB de CV Class C1	8,721	103,039
Fibra Uno Administracion SA de CV REIT	181,600	422,437
Genomma Lab Internacional SAB de CV Class B*	202,100	156,396
Gentera SAB de CV	54,100	106,777
Gruma SAB de CV Class B	102,600	1,627,084
Grupo Financiero Banorte SAB de CV Class O	526,387	2,983,047
Grupo Financiero Inbursa SAB de CV Class OΔ	420,700	842,026
Grupo Lala SAB de CV	51,700	140,523
Grupo Televisa SAB ADR	16,897	463,992
Kimberly-Clark de Mexico SAB de CV Class A	152,400	368,184
Megacable Holdings SAB de CV	289,900	1,203,082
OHL Mexico SAB de CV*	138,051	218,537
Promotora y Operadora de Infraestructura SAB de CV	2,500	33,136
Telesites SAB de CVΔ*	464,916	262,366
Wal-Mart de Mexico SAB de CV	253,982	601,249

		12,919,013

Morocco & Antilles — 0.1%
Attijariwafa Bank	7,003	245,701

Netherlands — 0.9%
OCI NVΔ*	34,397	673,607
X5 Retail Group NV GDR*	104,756	2,220,827

		2,894,434

Nigeria — 0.5%
FCMB Group PLC	12,000,000	53,060
Guaranty Trust Bank PLC	14,478,359	1,040,300
Nestle Nigeria PLC	140,585	494,471
United Bank for Africa PLC	7,896,545	124,586

		1,712,417

Philippines — 1.4%
Ayala Corporation	4,130	67,271
Bank of the Philippine Islands	271,043	512,124
Globe Telecom, Inc.	825	39,776
International Container Terminal Services, Inc.	573,060	842,571
JG Summit Holdings, Inc.	46,920	80,858
Philippine Long Distance Telephone Co.	2,405	103,418
Universal Robina Corporation	644,120	3,032,799

		4,678,817

Poland — 1.2%
Alior Bank SA*	45,850	798,246
Energa SA	84,468	296,788
Eurocash SA	105,604	1,509,963
KGHM Polska Miedz SA	1,049	21,395

134	See Notes to Schedules of Investments.

	Shares	Value
Orange Polska SA	71,254	$128,712
PGE Polska Grupa Energetyczna SA	118,214	442,922
Polskie Gornictwo Naftowe i Gazownictwo SA	276,397	394,091
Powszechna Kasa Oszczednosci Bank Polski SA*	39,512	294,392

		3,886,509

Portugal — 0.3%
Jeronimo Martins SGPS SA	69,145	1,131,422

Russia — 3.6%
Gazprom PAO ADR	229,452	988,938
Lukoil PJSC ADR	20,970	810,490
Magnit PJSC GDR	949	37,912
MMC Norilsk Nickel PJSC ADR	13,294	172,290
Mobile Telesystems PJSC ADR	37,641	304,516
NOVATEK OAO GDR	48,200	4,329,523
Novolipetsk Steel GDR	48,869	609,289
Rosneft OAO GDR	27,856	127,157
Sberbank of Russia PJSC ADR	423,287	2,937,612
Severstal PAO GDR	39,493	420,565
Sistema JSFC GDR	123,447	797,468
Surgutneftegas OAO ADR	42,924	251,535
Tatneft PAO ADR	7,376	239,425

		12,026,720

South Africa — 4.5%
African Bank Investments, Ltd.+*	642,081	—
AngloGold Ashanti, Ltd. ADRΔ*	5,187	71,010
Aspen Pharmacare Holdings, Ltd.*	111,020	2,407,680
Barloworld, Ltd.	37,742	193,264
Bidvest Group, Ltd. (The)	138,923	3,509,832
Discovery, Ltd.	43,017	354,013
Exxaro Resources, Ltd.	17,929	87,436
Foschini Group, Ltd. (The)	11,464	109,828
Gold Fields, Ltd. ADRΔ	22,972	90,510
Growthpoint Properties, Ltd. REIT	170,095	283,074
Hyprop Investments, Ltd. REIT	10,764	85,791
Imperial Holdings, Ltd.	27,026	275,317
Investec, Ltd.	70,738	526,615
Mondi, Ltd.	27,820	534,984
MTN Group, Ltd.	80,068	733,228
Naspers, Ltd. N Shares	8,982	1,253,875
Netcare, Ltd.	177,165	433,200
Pick n Pay Stores, Ltd.Δ	256,364	1,219,677
Redefine Properties, Ltd. REIT	190,199	154,336
Remgro, Ltd.	16,075	272,400
Resilient, Ltd. REIT	12,543	115,152
RMB Holdings, Ltd.	85,591	355,147
Sasol, Ltd.	10,566	315,998
Shoprite Holdings, Ltd.	7,636	89,799
Standard Bank Group, Ltd.	93,093	835,354
Telkom SA SOC, Ltd.	151,090	589,163
Truworths International, Ltd.	17,445	116,058

		15,012,741

South Korea — 14.4%
AMOREPACIFIC Group	668	85,574
BGF retail Co., Ltd.	158	22,658
Celltrion, Inc.Δ*	8,950	859,313
CJ CheilJedang Corporation	2,676	813,143
CJ Corporation	3,316	566,875
Coway Co., Ltd.	6,110	515,578
Daelim Industrial Co., Ltd.	1,132	89,978
Daewoo Securities Co., Ltd.	6,370	46,065
DGB Financial Group, Inc.	9,740	75,801
Dongbu Insurance Co., Ltd.	4,409	292,622
E-MART, Inc.	3,899	598,351
Hana Financial Group, Inc.	18,357	398,088
Hanmi Science Co., Ltd.	1,448	188,660
Hanwha Chemical Corporation	43,801	955,609
Hanwha Corporation	46,541	1,444,741
Hanwha Life Insurance Co., Ltd.	116,589	683,059
Hyundai Department Store Co., Ltd.	1,500	180,352
Hyundai Development Co-Engineering & Construction	19,022	764,306
Hyundai Engineering & Construction Co., Ltd.	6,492	239,278
Hyundai Marine & Fire Insurance Co., Ltd.	2,123	61,633
Hyundai Mobis Co., Ltd.	2,678	583,090
Hyundai Wia Corporation	746	68,494
KB Financial Group, Inc.	7,661	213,364
Kia Motors Corporation	36,842	1,556,024
KIWOOM Securities Co., Ltd.	7,364	430,146
Korea Electric Power Corporation	3,172	166,977
Korea Investment Holdings Co., Ltd.	2,080	79,937
Korean Air Lines Co., Ltd.*	17,521	474,948
LG Chem, Ltd.	3,704	1,060,738
LG Corporation	1,087	65,110
LG Household & Health Care, Ltd.	155	128,082
LG Uplus Corporation	20,696	199,974
Lotte Chemical Corporation	5,905	1,763,342
NAVER Corporation	2,897	1,613,666
NCSoft Corporation	3,589	795,568
Posco Daewoo Corporation	15,214	287,358
Samsung Electronics Co., Ltd.	11,972	13,734,937
Samsung Fire & Marine Insurance Co., Ltd.	26,263	6,774,733
Samsung SDI Co., Ltd.	6,665	576,981
Shinhan Financial Group Co., Ltd.	116,647	4,130,993
Shinsegae Co., Ltd.	6,336	1,124,701
SK Hynix, Inc.	57,342	1,411,488
SK Innovation Co., Ltd.	9,067	1,363,697
SK Networks Co., Ltd.	21,737	121,648
SK Telecom Co., Ltd.	2,018	367,920
S-Oil Corporation	3,257	278,822
Woori Bank	17,809	147,318
Yuhan Corporation	185	45,376

		48,447,116

Switzerland — 0.7%
Cie Financiere Richemont SA	1,657	109,513
Coca-Cola HBC AG*	102,753	2,184,162

		2,293,675

Taiwan — 10.0%
Casetek Holdings, Ltd.	75,000	407,811
Cathay Financial Holding Co., Ltd.	133,000	159,307

See Notes to Schedules of Investments.	135

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
China Airlines, Ltd.*	1,576,000	$563,137
China Development Financial Holding Corporation	353,000	94,326
China Life Insurance Co., Ltd.	1,336,058	1,027,449
Compal Electronics, Inc.	684,000	429,306
CTBC Financial Holding Co., Ltd.	1,365,642	721,350
E.Sun Financial Holding Co., Ltd.	154,000	86,130
Eclat Textile Co., Ltd.	19,000	250,016
Eva Airways Corporation*	662,000	370,246
Feng TAY Enterprise Co., Ltd.	131,000	696,029
First Financial Holding Co., Ltd.	109,000	53,850
Foxconn Technology Co., Ltd.	123,220	276,426
Fubon Financial Holding Co., Ltd.	728,000	927,417
Hon Hai Precision Industry Co., Ltd.	751,344	1,979,678
HTC Corporation	35,601	101,989
Innolux Corporation	1,639,000	572,917
Inotera Memories, Inc.*	83,000	75,176
Largan Precision Co., Ltd.	5,000	387,615
MediaTek, Inc.	346,000	2,655,419
Mega Financial Holding Co, Ltd.	125,000	88,942
Nan Ya Plastics Corporation	21,093	44,304
Pegatron Corporation	190,000	443,357
Pou Chen Corporation	597,000	760,533
Powertech Technology, Inc.	539,000	1,222,564
President Chain Store Corporation	59,000	429,888
Shin Kong Financial Holding Co., Ltd.	825,000	165,595
Siliconware Precision Industries Co., Ltd.	241,000	389,386
SinoPac Financial Holdings Co., Ltd.	225,000	69,561
Taiwan Fertilizer Co., Ltd.	154,000	232,790
Taiwan Semiconductor Manufacturing Co., Ltd.	2,323,000	11,692,953
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	195,696	5,127,235
Teco Electric and Machinery Co., Ltd.	121,000	98,690
Uni-President Enterprises Corporation	46,000	80,754
United Microelectronics Corporation	169,000	69,839
Zhen Ding Technology Holding, Ltd.	380,510	851,253

		33,603,238

Thailand — 3.8%
Bangkok Bank PCL NVDR	53,700	274,758
Bangkok Dusit Medical Services PCL Class FΔ	747,600	493,017
Bangkok Dusit Medical Services PCL NVDR	74,700	49,687
Big C Supercenter PCL NVDR	96,443	688,095
Bumrungrad Hospital PCL NVDR	61,300	369,403
Central Pattana PCL	2,401,300	3,515,263
CP ALL PCL	440,800	573,240
Delta Electronics Thailand PCL NVDR	106,800	264,116
Indorama Ventures PCL NVDR	49,231	31,906
IRPC PCL NVDR	729,800	104,761
Kasikornbank PCL	27,800	138,289
Kasikornbank PCL NVDR	340,231	1,673,109
Krung Thai Bank PCL NVDRΔ	443,300	235,637
PTT Exploration & Production PCL NVDR	76,300	152,361
PTT Global Chemical PCL NVDR	639,054	1,098,999
Robinson Department Store PCL	462,600	660,763
Siam Cement PCL (The) NVDR	6,500	86,100
Thai Oil PCL NVDR	247,600	487,388
Thai Union Group PCL NVDR	1,962,900	1,166,134
TMB Bank PCL	10,869,000	778,564
TMB Bank PCL NVDR	747,500	53,545

		12,895,135

Turkey — 3.6%
Akbank TAS	129,182	367,677
Arcelik AS	86,063	585,197
BIM Birlesik Magazalar AS	31,923	691,638
Coca-Cola Icecek AS	40,399	588,967
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	69,843	71,137
Enka Insaat ve Sanayi AS	20,462	35,437
Eregli Demir ve Celik Fabrikalari TAS	338,230	508,941
Ford Otomotiv Sanayi AS	21,702	286,043
Petkim Petrokimya Holding AS*	167,219	236,782
TAV Havalimanlari Holding AS	69,259	413,175
Tofas Turk Otomobil Fabrikasi AS	83,688	678,937
Tupras Turkiye Petrol Rafinerileri AS*	23,483	661,287
Turk Hava Yollari AO*	148,252	409,853
Turkcell Iletisim Hizmetleri AS	25,480	107,154
Türkiye Garanti Bankasi AS	1,463,104	4,278,507
Türkiye Halk Bankasi AS	100,098	371,931
Türkiye Is Bankasi Class C	55,235	91,346
Turkiye Sise ve Cam Fabrikalari AS	16,532	21,473
Ulker Biskuvi Sanayi AS	106,104	786,987
Yapi ve Kredi Bankasi AS*	542,211	798,558

		11,991,027

United Arab Emirates — 0.0%
Orascom Construction, Ltd.*	7,952	46,996

United Kingdom — 1.8%
Anglo American PLC	303,837	2,387,441
Cable & Wireless Communications PLC	1,733,953	1,918,839
Tullow Oil PLC*	607,680	1,718,499

		6,024,779

United States of America — 1.2%
Cognizant Technology Solutions Corporation Class A*	45,900	2,877,930
First Cash Financial Services, Inc.Δ	20,200	930,412

136	See Notes to Schedules of Investments.

	Shares	Value
Southern Copper CorporationΔ	4,037	$111,865

		3,920,207

Total Foreign Common Stocks (Cost $341,380,154)		304,765,067

FOREIGN PREFERRED STOCKS — 2.3%
Brazil — 1.4%
Braskem SA Class A
0.61%, 04/10/15	133,100	860,274
Centrais Eletricas Brasileiras SA Class B
0.10%, 05/04/15	81,400	237,477
Cia Brasileira de Distribuicao
1.21%, 11/03/15	63,800	886,296
Cia Energetica de Sao Paulo Class B
4.85%, 04/30/15	6,009	26,472
Itau Unibanco Holding SA
1.37%, 03/01/16	56,270	486,855
Itausa-Investimentos Itau SA
0.45%, 03/01/16	381,484	859,377
Petroleo Brasileiro SA
1.00%, 4/03/14*	489,900	1,122,683

		4,479,434

Chile — 0.0%
Embotelladora Andina SA Class B
0.88%, 01/25/16	1,770	5,811

South Korea — 0.9%
Samsung Electronics Co., Ltd.
1.99%, 12/29/15	3,180	3,078,227

Total Foreign Preferred Stocks (Cost $9,529,327)		7,563,472

RIGHTS — 0.0%
Fubon Financial+ (Cost $0)	32,012	—

MONEY MARKET FUNDS — 11.5%
GuideStone Money Market Fund (Investor Class)¥	14,472,588	14,472,588
Northern Institutional Liquid Assets Portfolio§	24,163,487	24,163,487

Total Money Market Funds (Cost $38,636,075)		38,636,075

	Par
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
0.00%, 06/09/16Ω‡‡ (Cost $1,299,216)	$1,300,000	1,299,575

TOTAL INVESTMENTS — 104.8% (Cost $390,844,772)		352,264,189
Liabilities in Excess of Other Assets — (4.8)%		(15,979,973)

NET ASSETS — 100.0%		$336,284,216

Swap agreements outstanding at March 31, 2016:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swap
MSCI Brazil Index	06/15/16	GSC	BRL	1,563,047	$(12,206)	$—	$(12,206)
MSCI Mexico Index	06/15/16	GSC	MXN	(4,273,682)	11,121	—	11,121
MSCI Poland Index	06/15/16	GSC	PLN	(22,382)	230	—	230
MSCI Singapore Index	06/15/16	GSC	SGD	821,476	(9,038)	—	(9,038)
MSCI South Africa Index	06/15/16	GSC	ZAR	536,923	288	—	288

Total Swap agreements outstanding at March 31, 2016					$(9,605)	$—	$(9,605)

See Notes to Schedules of Investments.	137

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Argentina	$543,804	$543,804	$—	$—
Austria	503,981	503,981	—	—
Bermuda	4,218,805	4,218,805	—	—
Brazil	13,000,932	13,000,932	—	—
Canada	2,234,943	2,234,943	—	—
Chile	2,759,264	2,759,264	—	—
China	43,368,401	43,368,401	—	—
Colombia	1,033,013	1,033,013	—	—
Cyprus	306,901	306,901	—	—
Egypt	510,955	510,955	—	—
Estonia	231,700	231,700	—	—
Hong Kong	19,163,151	19,163,151	—	—
Hungary	1,435,985	1,435,985	—	—
India	25,823,005	25,823,005	—	—
Indonesia	5,220,821	5,220,821	—	—
Isle of Man (U.K.)	200,710	200,710	—	—
Jersey	293,469	293,469	—	—
Kenya	1,868,682	1,868,682	—	—
Luxembourg	764,653	764,653	—	—
Malaysia	7,403,176	7,403,176	—	—
Malta	148,769	148,769	—	—
Mexico	12,919,013	12,919,013	—	—
Morocco & Antilles	245,701	245,701	—	—
Netherlands	2,894,434	2,894,434	—	—
Nigeria	1,712,417	1,712,417	—	—
Philippines	4,678,817	4,678,817	—	—
Poland	3,886,509	3,886,509	—	—
Portugal	1,131,422	1,131,422	—	—
Russia	12,026,720	12,026,720	—	—
South Africa	15,012,741	15,012,741	—	—
South Korea	48,447,116	48,447,116	—	—
Switzerland	2,293,675	2,293,675	—	—
Taiwan	33,603,238	33,603,238	—	—
Thailand	12,895,135	12,895,135	—	—
Turkey	11,991,027	11,991,027	—	—
United Arab Emirates	46,996	46,996	—	—
United Kingdom	6,024,779	6,024,779	—	—
United States of America	3,920,207	3,920,207	—	—
Foreign Preferred Stocks:
Brazil	4,479,434	4,479,434	—	—
Chile	5,811	5,811	—	—
South Korea	3,078,227	3,078,227	—	—
Money Market Funds	38,636,075	38,636,075	—	—
Rights	—	—	—	—
U.S. Treasury Obligation	1,299,575	—	1,299,575	—

Total Assets — Investments in Securities	$352,264,189	$350,964,614	$1,299,575	$—

Other Financial Instruments***
Futures Contracts	$1,268,768	$1,268,768	$—	$—

Total Assets — Other Financial Instruments	$1,268,768	$1,268,768	$—	$—

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(16,335)	$—	$(16,335)	$—
Swap Agreements	(9,605)	—	—	(9,605)

Total Liabilities — Other Financial Instruments	$(25,940)	$—	$(16,335)	$(9,605)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2016 is $219,775,623.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2016.

138	See Notes to Schedules of Investments.

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 94.2%
U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/17	$150,000	$181,656
0.13%, 04/15/17	1,683,300	1,776,432
0.13%, 04/15/18	38,535,000	40,206,068
1.38%, 07/15/18	3,300,000	3,826,700
0.13%, 04/15/19	5,985,000	6,183,931
1.38%, 01/15/20	5,560,000	6,524,587
0.13%, 04/15/20	12,270,000	12,682,043
1.25%, 07/15/20	5,480,000	6,404,835
1.13%, 01/15/21	12,085,000	13,998,805
0.63%, 07/15/21	1,080,000	1,192,572
0.13%, 01/15/22	6,874,200	7,309,128
0.13%, 07/15/22	4,945,000	5,188,198
0.13%, 01/15/23	14,509,000	15,029,950
0.38%, 07/15/23	16,440,000	17,256,721
0.63%, 01/15/24	21,231,000	22,469,096
0.13%, 07/15/24	8,602,000	8,621,720
0.25%, 01/15/25‡‡	10,885,000	10,988,146
2.38%, 01/15/25	10,485,200	15,707,831
0.38%, 07/15/25	3,730,000	3,810,460
0.63%, 01/15/26	4,675,000	4,876,461
2.00%, 01/15/26	4,675,000	6,540,317
2.38%, 01/15/27	4,275,000	6,140,818
1.75%, 01/15/28	6,830,000	8,966,250
3.63%, 04/15/28	3,300,000	6,663,945
2.50%, 01/15/29	5,415,000	7,514,752
3.88%, 04/15/29	4,875,000	10,070,507
3.38%, 04/15/32	627,100	1,213,407
2.13%, 02/15/40	2,787,600	3,910,579
2.13%, 02/15/41	4,138,900	5,774,672
0.75%, 02/15/42	7,369,400	7,517,551
0.63%, 02/15/43	10,635,000	10,313,672
1.38%, 02/15/44	4,903,700	5,592,145
0.75%, 02/15/45	1,820,000	1,775,730
1.00%, 02/15/46	2,515,000	2,626,207

Total U.S. Treasury Obligations (Cost $282,734,411)		288,855,892

FOREIGN GOVERNMENT INFLATION-LINKED BONDS — 3.1%
Germany — 1.2%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
0.75%, 04/15/18(E)	1,045,000	1,293,354
Deutsche Bundesrepublik Inflation-Linked Bond
1.50%, 04/15/16(E)	5,000	6,522
0.10%, 04/15/23(E)Δ	1,875,000	2,338,959

		3,638,835

Italy — 1.1%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/16(E)	5,000	6,135
2.60%, 09/15/23(E)	235,000	356,343
2.35%, 09/15/24 144A(E)	1,330,000	1,751,700
1.25%, 09/15/32 144A(E)	501,000	597,118
2.55%, 09/15/41(E)	415,000	660,961

		3,372,257

New Zealand — 0.8%
New Zealand Government Bond
3.00%, 09/20/30(Z)	2,886,000	2,337,336

Total Foreign Government Inflation-Linked Bonds (Cost $8,957,991)		9,348,428

	Number of Contracts
PURCHASED OPTIONS — 0.1%
Call Options — 0.1%
10-Year U.S. Treasury Note, Strike Price $129.50, Expires 04/22/16 (JPM)	91	29,859

	Notional Amount
Australia Dollar vs. United Kingdom Pound, Strike Price $0.77, Expires 04/18/16 (JPM)	$3,955,000	24,057
Euro vs. U.S. Dollar, Strike Price $1.16, Expires 04/28/16 (DEUT)	2,685,000	14,806
Euro vs. United Kingdom Pound, Strike Price $0.79, Expires 04/14/16 (DEUT)	2,645,000	25,914
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.68, Expires 04/14/16 (CITI)	4,365,000	56,570
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.70, Expires 04/04/16 (BNP)	4,365,000	14,244

		165,450

	Number of Contracts
Put Options — 0.0%
Long U.S. Treasury Bond, Strike Price $160.00, Expires 04/22/16 (JPM)	54	14,344

	Notional Amount
Australia Dollar vs. Norwegian Krone, Strike Price $6.24, Expires 06/29/16 (UBS)	$3,990,000	56,118
Australia Dollar vs. U.S. Dollar, Strike Price $0.74, Expires 04/14/16 (JPM)	3,955,000	2,977
Euro vs. Mexican Peso, Strike Price $18.50, Expires 04/08/16 (DEUT)	2,790,000	44
Euro vs. U.S. Dollar, Strike Price $1.07, Expires 04/01/16 (MLCS)	2,740,000	—
Euro vs. U.S. Dollar, Strike Price $1.11, Expires 04/28/16 (DEUT)	2,685,000	6,306
Euro vs. U.S. Dollar, Strike Price $1.11, Expires 07/08/16 (BNP)	5,395,000	61,611
Euro vs. United Kingdom Pound, Strike Price $0.77, Expires 04/14/16 (DEUT)	2,645,000	473

See Notes to Schedules of Investments.	139

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
Euro-Bund, Strike Price $158.50, Expires 05/26/16 (CITI)	$38,000	$(37,623)
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.63, Expires 04/04/16 (BNP)	4,365,000	—
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.65, Expires 04/04/16 (DEUT)	4,365,000	57
Switzerland Franc vs. Norwegian Krone, Strike Price $7.72, Expires 08/02/16 (DEUT)	5,910,000	17,744
United Kingdom Pound vs. U.S. Dollar, Strike Price $1.38, Expires 04/01/16 (DEUT)	2,205,000	—

		122,051

Total Purchased Options (Cost $649,232)		287,501

	Shares
MONEY MARKET FUND — 2.1%
GuideStone Money Market Fund (Investor Class)¥ (Cost $6,334,782)	6,334,782	6,334,782

TOTAL INVESTMENTS — 99.5% (Cost $298,676,416)		304,826,603

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
10-Year U.S. Treasury Note, Strike Price $130.50, Expires 04/22/16 (JPM)	(91)	(11,375)

	Notional Amount
Australia Dollar vs. Norwegian Krone, Strike Price $6.60, Expires 06/29/16 (UBS)	$(3,990,000)	(26,674)
Australia Dollar vs. U.S. Dollar, Strike Price $0.79, Expires 04/14/16 (HSBC)	(7,800,000)	(10,463)
Euro vs. Mexican Peso, Strike Price $21.50, Expires 04/08/16 (DEUT)	(2,790,000)	(6)
Euro vs. U.S. Dollar, Strike Price $1.18, Expires 07/08/16 (BNP)	(5,395,000)	(48,621)
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.68, Expires 04/06/16 (BNP)	(4,365,000)	(56,884)
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.70, Expires 04/04/16 (DEUT)	(4,365,000)	(14,244)
U.S. Dollar vs. Japanese Yen, Strike Price $108.75, Expires 04/27/16 (BAR)	(3,000,000)	(6,348)

		(174,615)

Put Options — 0.0%
Australia Dollar vs. Norwegian Krone, Strike Price $6.03, Expires 06/29/16 (UBS)	(3,990,000)	(25,823)
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.65, Expires 04/04/16 (BNP)	(4,365,000)	(57)
U.S. Dollar vs. Japanese Yen, Strike Price $115.00, Expires 04/27/16 (BAR)	(3,000,000)	(9,285)

		(35,165)

Total Written Options (Premiums received $(280,543))		(209,780)

Other Assets in Excess of Liabilities — 0.6%		1,879,354

NET ASSETS — 100.0%		$306,496,177

140	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Government Inflation-Linked Bonds	$9,348,428	$—	$9,348,428	$—
Money Market Fund	6,334,782	6,334,782	—	—
Purchased Options	287,501	(23,279)	310,780	—
U.S. Treasury Obligations	288,855,892	—	288,855,892	—

Total Assets — Investments in Securities	$304,826,603	$6,311,503	$298,515,100	$—

Liabilities:
Investments in Securities:
Written Options	$(209,780)	$—	$(209,780)	$—

Total Liabilities — Investments in Securities	$(209,780)	$—	$(209,780)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(362,768)	$—	$(362,768)	$—
Futures Contracts	(71,838)	(71,838)	—	—

Total Liabilities — Other Financial Instruments	$(434,606)	$(71,838)	$(362,768)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

See Notes to Schedules of Investments.	141

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Par	Value
CORPORATE BONDS — 5.1%
Ally Financial, Inc.
5.50%, 02/15/17	$650,000	$663,533
4.75%, 09/10/18	650,000	661,375
CHS/Community Health Systems, Inc.
8.00%, 11/15/19Δ	750,000	734,063
CIT Group, Inc.
5.25%, 03/15/18	300,000	311,100
6.63%, 04/01/18 144A	1,000,000	1,053,750
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/20Δ	350,000	322,875
Hertz Corporation
6.75%, 04/15/19	1,200,000	1,220,388
NBTY, Inc.
9.00%, 10/01/18Δ	600,000	615,750
Sprint Communications, Inc.
9.00%, 11/15/18 144A	300,000	315,750
T-Mobile USA, Inc.
6.46%, 04/28/19	1,200,000	1,230,000
Valeant Pharmaceuticals International
6.38%, 10/15/20 144AΔ	300,000	250,500

Total Corporate Bonds (Cost $7,529,281)		7,379,084

FOREIGN BONDS — 0.7%
Canada — 0.7%
Bombardier, Inc.
7.50%, 03/15/18 144AΔ	700,000	693,000
Telesat Canada
6.00%, 05/15/17 144A	350,000	350,438

		1,043,438

Total Foreign Bonds (Cost $1,085,316)		1,043,438

LOAN AGREEMENTS — 84.1%
1011778 BC ULC Term B-2 Loan
3.75%, 12/12/21	867,001	865,796
ABG Intermediate Holdings 2 LLC Term Loan
5.50%, 05/27/21	359,849	463,490
Acadia Healthcare Co., Inc. Term B-1 Loan
4.50%, 02/11/22	548,625	549,766
Access CIG LLC Term B Loan
6.00%-7.50%, 10/17/21	648,363	639,610
Acosta, Inc. Term B Loan
4.25%, 09/26/21	343,998	335,212
Advanced Disposal Services, Inc. Term B Loan
3.75%, 10/09/19	1,376,368	1,363,747
Advantage Sales & Marketing, Inc. Term B Loan
4.25%, 07/25/21	985,000	966,226
Affinia Group, Inc. Term B-2 Loan
4.75%, 04/25/20	373,529	373,062
Air Medical Group Holdings, Inc. Term B Loan
4.25%, 04/28/22	695,747	677,700
Albertsons LLC Term B-4 Loan
5.50%, 08/25/21	690,859	691,205
Albertsons LLC Term B-5 Loan
5.50%, 12/21/22	161,867	161,954
AlixPartners LLP Term B Loan
4.50%, 07/28/22	995,000	992,264
Allflex Holdings III, Inc. Term B Loan
4.25%, 07/17/20	915,525	902,076
Allied Security Holdings LLC Term B Loan
4.25%, 02/14/21	362,024	352,973
American Energy-Marcellus LLC Term Loan
5.25%, 08/04/20@	335,000	54,716
American Tire Distributors, Inc. Term B Loan
5.25%, 09/26/21	323,367	321,750
Ancestry.com, Inc. Term B Loan
5.00%, 08/29/22	1,065,585	1,058,478
Aramark Services, Inc. Term F Loan
3.25%, 02/24/21	980,000	975,913
Ascena Retail Group, Inc. Term B Loan
5.25%, 08/21/22	598,807	582,465
AssuredPartners, Inc. Term Loan
0.00%, 10/22/22S	509,088	505,269
Asurion LLC Term B-1 Loan
5.00%, 05/24/19	584,463	575,696
Asurion LLC Term B-2 Loan
5.00%, 07/08/20	689,500	674,421
Asurion LLC Term Loan
8.50%, 03/03/21	500,000	467,085
Atlantic Power LP Term Loan
4.75%, 02/24/21	559,822	558,076
Atrium Innovations, Inc. Term B Loan
4.25%, 02/15/21	534,075	475,327
Avago Technologies Cayman Finance Ltd. Term B-1 Loan
4.25%, 02/01/23	1,400,000	1,392,202
B&G Foods, Inc. Term B Loan
3.75%-5.50%, 11/02/22	775,000	660,169
B/E Aerospace, Inc. Term B Loan
4.00%, 12/16/21	1,125,818	1,128,633
Berry Plastics Group, Inc. Term D Loan
3.50%, 02/08/20	729,323	725,677

142	See Notes to Schedules of Investments.

	Par	Value
BJ’s Wholesale Club, Inc. Term B Loan
4.50%, 09/26/19	$1,218,509	$1,184,489
Block Communications, Inc. Term B Loan
4.00%, 11/07/21	475,000	475,000
Blue Coat Systems, Inc. Term Loan
4.50%, 05/26/22	350,000	343,875
BMC Software Finance, Inc. Term B Loan
5.00%, 09/10/20	697,488	583,491
Brand Energy & Infrastructure Services, Inc. Term B Loan
0.00%, 11/26/20S	395,000	381,688
Brickman Group, Ltd. LLC Term B Loan
4.00%, 12/18/20	1,473,684	1,448,631
BWAY Holding Co. Term B Loan
5.50%-7.00%, 08/14/20	345,500	332,734
Calpine Corporation Delayed Draw Term DD Loan
4.00%, 10/31/20	225,000	222,323
Calpine Corporation Term B-5 Loan
3.50%, 05/27/22	992,500	978,387
Catalent Pharma Solutions, Inc. Term B Loan
4.25%, 05/20/21	740,579	739,550
CCO Safari III LLC Term I Loan
3.50%, 01/21/23	1,050,000	1,050,294
Chemours Co. Term B Loan
3.75%, 05/12/22	372,188	354,509
Chemstralia Proprietary, Ltd. Term B Loan
7.25%, 02/26/22@	346,128	335,744
Cincinnati Bell, Inc. Term B Loan
4.00%, 09/10/20	721,994	708,760
CNT Holdings III Corporation Term Loan
5.25%, 01/22/23	410,000	410,000
Communications Sales & Leasing, Inc. Term B Loan
5.00%, 10/24/22	645,125	623,552
Concordia Healthcare Corporation Term B Loan
5.25%, 10/21/21	399,000	387,728
Coveris Holdings SA Term B Loan
4.50%, 05/08/19	552,545	538,040
CPG International, Inc. Term B Loan
4.75%, 09/30/20	975,000	945,750
CS Intermediate Holdco 2 LLC Term B Loan
4.00%, 04/04/21	736,875	729,970
Cumulus Media Holdings, Inc. Term B Loan
4.25%, 12/23/20	848,130	570,368
CWGS Group LLC Term B Loan
5.25%-5.75%, 02/20/20	639,935	625,537
DaVita HealthCare Partners, Inc. Term B Loan
3.50%, 06/24/21	491,250	491,864
Dealer Tire LLC Term B Loan
5.50%, 12/22/21	990,000	987,525
Dell International LLC Term B-2 Loan
4.00%, 04/29/20	1,254,520	1,253,178
Delta 2 Lux S.à r.l. Term B Loan
4.75%, 04/30/19	1,759,962	1,707,797
Dole Food Co., Inc. Term B Loan
4.50%-6.00%, 11/01/18	460,852	458,451
Dollar Tree, Inc. Term B-1 Loan
3.50%, 07/06/22	293,870	294,752
Doosan Infracore International, Inc. Term B Loan
4.50%, 05/28/21	359,738	354,641
DPx Holdings BV Term B Loan
4.25%, 03/11/21	1,375,500	1,323,630
Entegris, Inc. Term B Loan
3.50%, 04/30/21	671,413	669,734
Envision Health Term B-2 Loan
4.50%, 10/28/22	349,125	348,936
Equinix, Inc. Term B Loan
4.00%, 1/08/23	210,000	210,000
FCA US LLC Term B Loan
3.50%, 05/24/17	292,153	291,951
Federal-Mogul Holdings Corporation Term C Loan
4.75%, 04/15/21	369,375	333,494
Filtration Group, Inc. Term B Loan
4.25%, 11/21/20	666,060	662,450
First Data Corporation Term B Loan
0.00%, 03/24/21S	525,000	523,278
First Data Corporation Term C-1 Loan
3.93%, 03/24/18	605,462	603,797
Garda World Security Corporation Delayed Draw Term B-DD Loan
4.00%-6.50%, 11/08/20	240,352	230,539
Garda World Security Corporation Term B Loan
4.00%, 11/08/20	939,559	901,197

See Notes to Schedules of Investments.	143

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Gardner Denver, Inc. Term Loan
4.25%, 07/30/20	$873,348	$794,746
Genesys Telecommunications Laboratories, Inc. Term B Loan
4.00%, 02/08/20	972,432	954,199
Global Payments, Inc. Term B Loan
0.00%, 03/24/23S	675,000	677,815
Granite Acquisition, Inc. Term B Loan
5.00%, 12/17/21	945,881	893,858
Granite Acquisition, Inc. Term C Loan
5.00%, 12/17/21	42,146	39,828
Granite Acquisition, Inc. Term Loan
8.25%, 12/17/22	150,000	114,375
Gray Television, Inc. Term B Loan
3.94%, 06/13/21	720,900	718,197
Gray Television, Inc. Term C Loan
4.25%, 06/13/21	274,312	274,313
Greatbatch Ltd. Term B Loan
5.25%, 10/27/22	560,000	559,126
HC Group Holdings III, Inc. Term B Loan
6.00%, 04/07/22	443,149	444,257
HCA, Inc. Term B-6 Loan
3.69%, 03/18/23	135,000	135,423
HD Supply, Inc. Term Loan
3.75%, 08/13/21	348,250	345,986
Headwaters, Inc. Term B Loan
4.50%, 03/24/22	992,500	994,981
Hertz Corporation Term B-2 Loan
3.00%, 03/11/18	322,506	320,607
Hill-Rom Holdings, Inc. Term B Loan
3.50%, 09/08/22	582,812	583,471
Hilton Worldwide Finance LLC Term B Loan
3.50%, 10/25/20	999,088	998,779
HUB International, Ltd. Term B Loan
4.00%, 10/02/20	817,682	792,813
Hubbard Radio LLC Term B Loan
4.25%, 05/27/22	613,521	584,379
Huntsman International LLC Term B Loan
0.00%, 03/31/23S	325,000	323,375
Husky Injection Molding Systems, Ltd. Term B Loan
4.25%, 06/30/21	979,905	953,771
Infinity Acquisition LLC Term B Loan
4.00%, 08/06/21	689,105	653,788
Infor US, Inc. Term B-3 Loan
3.75%, 06/03/20	1,196,712	1,158,812
Informatica LLC Term B Loan
4.50%, 08/06/22	323,375	316,908
Information Resources, Inc. Term B Loan
4.75%, 09/26/20	448,849	448,849
ION Media Networks, Inc. Term B Loan
4.75%, 12/18/20	984,060	974,213
Jazz Acquisition, Inc. Term Loan
4.50%, 06/19/21	434,003	384,635
Jo-Ann Stores LLC Term Loan
4.00%, 03/18/18	289,333	280,653
KAR Auction Services, Inc. Term B-3 Loan
4.25%, 03/09/23	550,000	551,144
KIK Custom Products, Inc. Term B Loan
6.00%, 08/26/22	671,625	646,157
Kronos, Inc. Term B Loan
4.50%, 10/30/19	537,713	535,363
Level 3 Financing, Inc. Term B Loan
3.50%, 01/31/22	650,000	648,239
Liberty Cablevision of Puerto Rico LLC Term B Loan
4.50%, 01/07/22	800,000	762,000
Life Time Fitness, Inc. Term B Loan
4.25%, 06/10/22	347,375	342,685
Lineage Logistics LLC Term B Loan
4.50%, 04/07/21	580,179	485,900
LTS Buyer LLC Term B Loan
4.00%, 04/13/20	767,079	757,491
Lully Finance LLC Term B-1 Loan
5.00%, 07/11/22	399,000	392,516
MacDermid, Inc. Term B-2 Loan
5.50%, 06/07/20	493,750	476,163
Mallinckrodt International Finance SA Term B Loan
3.25%, 03/19/21	504,231	485,111
Manitowoc Foodservice, Inc. Term B Loan
5.75%, 03/04/23	410,000	411,365
Match Group, Inc. Term B-1 Loan
5.50%, 11/16/22	622,125	621,739
Mauser Holding S.à.r.l Term Loan
4.50%, 07/31/21	618,719	599,773
McJunkin Red Man Corporation Term B Loan
4.75%, 11/09/19	329,970	315,121

144	See Notes to Schedules of Investments.

	Par	Value
Media General, Inc. Term B Loan
4.00%, 07/31/20	$758,332	$757,005
Methanol Holdings Trinidad, Ltd. Term B Loan
4.25%, 06/30/22	297,750	262,020
Microsemi Corporation Term B Loan
5.25%, 01/15/23	328,897	330,183
Mission Broadcasting, Inc. Term B-2 Loan
3.75%, 10/01/20	573,560	571,168
Mitel U.S. Holdings, Inc. Term B Loan
5.50%, 04/29/22	420,360	419,704
MoneyGram International, Inc. Term B Loan
4.25%, 03/28/20	423,180	395,144
MPH Acquisition Holdings LLC Term B Loan
3.75%, 03/31/21	1,187,999	1,175,525
MTL Publishing LLC Term B-3 Loan
4.00%, 08/20/22	473,810	472,507
Multi Packaging Solutions, Inc. Term B Loan
4.25%, 09/30/20	793,806	789,837
National Financial Partners Corporation Term Loan
4.50%, 07/01/20	985,008	960,875
Nautilus Merger Sub, Inc. Term B Loan
4.00%, 03/13/21	332,243	322,070
Navistar, Inc. Term B Loan
6.50%-7.75%, 08/07/20	423,938	385,783
Neiman Marcus Group, Ltd. LLC Term Loan
4.25%, 10/25/20	704,639	644,216
Neptune Finco Corporation Term B Loan
5.00%, 10/09/22	770,000	769,877
Nexstar Broadcasting, Inc. Term B-2 Loan
3.75%, 10/01/20	650,782	648,068
North American Lifting Holdings, Inc. Term Loan
5.50%, 11/27/20	488,943	359,373
10.00%, 11/27/21@	250,000	176,875
Numericable U.S. LLC Term B-1 Loan
4.50%, 05/21/20	847,123	840,033
Numericable U.S. LLC Term B-2 Loan
4.50%, 05/21/20	732,877	726,743
NXP BV Term B Loan
3.75%, 12/07/20	324,188	324,693
ON Semiconductor Corporation Term B Loan
0.00%, 03/31/23S	470,000	470,146
Orion Engineered Carbons GmbH Term B Loan
5.00%, 07/25/21	727,675	728,134
Party City Holdings, Inc Term B Loan
4.25%, 08/19/22	298,500	295,763
Penn Products Terminals LLC Term B Loan
4.75%, 04/14/22	559,000	508,690
Performance Food Group, Inc. Term Loan
6.00%-7.50%, 11/14/19	202,187	202,187
PET Acquisition Merger Sub LLC Term B-1 Loan
5.75%, 01/26/23	410,000	409,373
PetSmart, Inc. Term B Loan
4.25%, 03/10/22	893,250	889,007
Pharmaceutical Product Development LLC Term B Loan
4.25%, 08/18/22	694,750	688,094
Pinnacle Foods Finance LLC Term I Loan
3.75%, 01/13/23	473,812	475,267
Prestige Brand, Inc. Term B-3 Loan
3.50%, 09/03/21	95,894	95,966
Quebecor Media, Inc. Term B-1 Loan
3.25%, 08/17/20	1,715,506	1,690,494
Quincy Newspapers Inc. Term B Loan
0.00%, 11/02/22S	662,080	649,566
Quintiles Transnational Corporation Term B Loan
3.25%, 05/12/22	479,566	478,967
RCS Capital Corporation DIP Delayed Draw Term DD Loan
8.00%, 08/02/16	179,654	179,654
RCS Capital Corporation Term Loan
7.50%, 04/29/19@	708,708	467,748
Reynolds Group Holdings, Inc. Term B Loan
4.50%, 12/01/18	972,216	972,216
Sabre GLBL, Inc. Term B-2 Loan
4.00%, 02/19/19	975,000	972,563
SAM Finance Lux S.à r.l. Term B Loan
4.25%, 12/17/20	480,007	480,007
Sandy Creek Energy Associates LP Term B Loan
5.00%-6.25%, 11/08/20	265,437	150,856
SBA Senior Finance II LLC Term B-2 Loan
3.25%, 06/10/22	989,522	981,745
Seadrill Operating LP Term B Loan
4.00%, 02/21/21	488,750	215,050

See Notes to Schedules of Investments.	145

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
SeaWorld Parks & Entertainment, Inc. Term B-2 Loan
3.00%, 05/14/20	$248,691	$240,733
Sedgwick Claims Management Services, Inc. Term Loan
3.75%, 02/28/21	608,396	591,160
6.75%, 02/28/22	500,000	463,125
ServiceMaster Co. LLC Term B Loan
4.25%, 07/01/21	890,082	889,192
SIG Combibloc PurchaseCo S.à.r.l Term B Loan
4.25%, 03/13/22	471,429	469,368
Signode Industrial GroupUS, Inc. Term B Loan
3.75%, 05/01/21	659,210	639,434
Solenis International LP Term Loan
4.25%, 07/31/21	688,015	660,371
Southcross Holdings Borrower LP Term Loan
7.50%, 07/29/21@	985,000	100,963
Spectrum Brands, Inc. Term Loan
3.50%-5.25%, 06/23/22	641,466	642,910
Spin Holdco, Inc. Term B Loan
4.25%, 11/08/19	975,181	948,607
Sterigenics-Nordion Holdings LLC Term B Loan
4.25%, 05/15/22	598,496	592,511
Styrolution US Holding LLC Term B-1 Loan
6.50%, 09/30/19	493,008	494,240
Summit Materials LLC Term B Loan
4.00%, 07/17/22	496,250	494,389
Surgical Care Affiliates, Inc. Term B Loan
4.25%, 03/17/22	673,300	670,492
Team Health, Inc. Term B Loan
4.50%, 11/23/22	558,600	558,600
TierPoint LLC Term B Loan
5.25%, 12/02/21	987,500	957,875
Time, Inc. Delayed Draw Term B-DD Loan
4.25%, 04/24/21	987,437	970,157
T-Mobile USA, Inc. Term B Loan
3.50%, 11/09/22	359,100	360,335
Tower Automotive Holdings USA LLC Term B Loan
4.00%, 04/23/20	263,230	260,927
TPF II Power LLC Term B Loan
5.50%, 10/02/21	735,875	717,478
Trans Union LLC Term B-2 Loan
3.50%, 04/09/21	1,378,098	1,363,628
Tribune Media Co. Term B Loan
3.75%, 12/27/20	744,375	740,966
Tribune Publishing Co. Term B Loan
5.75%, 08/04/21	396,498	364,778
Tronox Pigments Holland BV Term B Loan
4.50%, 03/19/20	425,000	391,269
TTM Technologies, Inc. Term B Loan
6.00%, 05/31/21	298,023	282,376
Univar USA, Inc. Term B Loan
4.25%, 07/01/22	343,275	337,913
Univision Communications, Inc. Term C-4 Loan
4.00%, 03/01/20	1,333,222	1,318,636
UPC Financing Partnership Term AH Loan
3.34%, 06/30/21	400,000	396,356
Valeant Pharmaceuticals International, Inc. Term BF1 Loan
4.00%, 04/01/22	1,633,500	1,540,260
Virgin Media Investment Holdings, Ltd. Term F Loan
3.50%, 06/30/23	500,000	495,440
Walter Investment Management Corporation Term Loan
4.75%, 12/18/20	474,583	411,938
Waste Industries USA, Inc. Term B Loan
4.25%, 02/27/20	548,615	548,785
WaveDivision Holdings LLC Term Loan
0.00%, 10/15/19S	617,972	611,792
West Corporation Term B-10 Loan
3.25%, 06/30/18	630,680	626,915
Western Digital Corporation Term B Loan
0.00%, 03/30/23S	800,000	681,161
WideOpenWest Finance LLC Term B Loan
4.50%, 04/01/19	897,730	886,993
William Morris Endeavor Entertainment LLC Term B Loan
5.25%, 05/06/21	1,473,750	1,470,994
WMG Acquisition Corporation Term B Loan
3.75%, 07/01/20	1,133,384	1,115,907
XPO Logistics, Inc. Term B Loan
5.50%, 10/30/21	360,000	359,998
Yankee Cable Acquisition LLC Term B Loan
4.25%, 03/01/20	472,548	469,793

146	See Notes to Schedules of Investments.

	Par	Value
Zayo Group LLC Term B Loan
3.75%, 07/02/19	$486,258	$483,423
Zayo Group LLC Term B-2 Loan
4.50%, 05/06/21	100,000	99,974
Zebra Technologies Corporation Term B Loan
4.75%, 10/27/21	533,182	536,002
Ziggo BV Delayed Draw Term B3-DD Loan
3.50%, 01/15/22	509,489	504,180
Ziggo BV Term B-1 Loan
3.50%, 01/15/22	480,723	475,714
Ziggo BV Term B-2 Loan
3.50%, 01/15/22	309,787	306,559

Total Loan Agreements (Cost $124,499,660)		120,739,325

	Shares
MONEY MARKET FUNDS — 11.6%
GuideStone Money Market Fund (Investor Class)¥	14,571,778	14,571,778
Northern Institutional Liquid Assets Portfolio§	2,078,290	2,078,290

Total Money Market Funds (Cost $16,650,068)		16,650,068

TOTAL INVESTMENTS — 101.5% (Cost $149,764,325)		145,811,915
Liabilities in Excess of Other Assets — (1.5)%		(2,167,880)

NET ASSETS — 100.0%		$143,644,035

See Notes to Schedules of Investments.	147

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Corporate Bonds	$7,379,084	$—	$7,379,084	$—
Foreign Bonds	1,043,438	—	1,043,438	—
Loan Agreements	120,739,325	—	107,574,518	13,164,807
Money Market Funds	16,650,068	16,650,068	—	—

Total Assets — Investments in Securities	$145,811,915	$16,650,068	$115,997,040	$13,164,807

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

The unobservable inputs used in the fair value measurement of the reporting entity’s loan agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Loan Agreements
Balance, 12/31/15	$7,948,758	$7,948,758
Accrued discounts/premiums	3,550	3,550
Realized gain (loss)	(92,684)	(92,684)
Change in unrealized appreciation (depreciation)	96,725	96,725
Purchases	1,802,835	1,802,835
Sales	(185,930)	(185,930)
Transfers in to Level 3(1)	4,975,040	4,975,040
Transfers out of Level 3(2)	(1,383,487)	(1,383,487)
Maturities	—	—
Paydowns	—	—

Balance, 03/31/16	$13,164,807	$13,164,807

(1)

Transfers in to Level 3 represent the value of securities at March 31, 2016 that were transferred from Level 1 and Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

(2)

Transfers out of Level 3 represent the value of securities at March 31, 2016 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

148	See Notes to Schedules of Investments.

REAL ASSETS FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund (Institutional Class)¥	4,584,044	$4,584,044
GuideStone Inflation Protected Bond Fund (Institutional Class)*¥	384,446	3,982,858
GuideStone Flexible Income Fund (Investor Class)¥	216,758	2,024,524
GuideStone Real Estate Securities Fund (Institutional Class)¥	183,827	1,830,916
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	370,886	2,106,634
Credit Suisse Commodity Return Strategy Fund (Class I)*	454,385	2,062,907

Total Mutual Funds (Cost $17,898,595)		16,591,883

TOTAL INVESTMENTS — 100.1% (Cost $17,898,595)		16,591,883
Liabilities in Excess of Other Assets — (0.1)%		(13,013)

NET ASSETS — 100.0%		$16,578,870

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$16,591,883	$16,591,883	$—	$—

Total Assets — Investments in Securities	$16,591,883	$16,591,883	$—	$—

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

See Notes to Schedules of Investments.	149

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 49.3%
Financial Services — 49.3%
Agree Realty Corporation REITΔ	20,896	$803,869
American Campus Communities, Inc. REITΔ	22,603	1,064,375
American Homes 4 Rent Class A REITΔ	1,089	17,315
AvalonBay Communities, Inc. REIT	28,371	5,396,164
Boston Properties, Inc. REIT	27,855	3,539,813
Brandywine Realty Trust REIT	119,871	1,681,790
Brixmor Property Group, Inc. REITΔ	33,394	855,554
Camden Property Trust REITΔ	15,097	1,269,507
CareTrust REIT, Inc.	67,117	852,386
Chesapeake Lodging Trust REITΔ	25,416	672,507
CoreSite Realty Corporation REITΔ	6,193	433,572
CubeSmart REIT	66,570	2,216,781
CyrusOne, Inc. REITΔ	30,918	1,411,407
Duke Realty Corporation REITΔ	178,235	4,017,417
DuPont Fabros Technology, Inc. REITΔ	10,533	426,903
Education Realty Trust, Inc. REITΔ	68,411	2,845,898
Equinix, Inc. REITΔ	8,292	2,742,247
Equity Commonwealth REIT*	48,223	1,360,853
Equity LifeStyle Properties, Inc. REIT	15,212	1,106,369
Equity One, Inc. REIT	127,130	3,643,546
Equity Residential REITΔ	139,354	10,455,731
Extra Space Storage, Inc. REIT	30,717	2,870,811
Federal Realty Investment Trust REIT	11,148	1,739,645
Four Corners Property Trust, Inc. REITΔ	97,982	1,758,777
General Growth Properties, Inc. REIT	159,740	4,749,070
Gramercy Property Trust REITΔ	81,967	692,621
HCP, Inc. REIT	8,065	262,758
Healthcare Trust of America, Inc. Class A REITΔ	51,896	1,526,780
Highwoods Properties, Inc. REITΔ	32,490	1,553,347
Hudson Pacific Properties, Inc. REIT	30,362	878,069
LaSalle Hotel Properties REITΔ	25,782	652,542
Liberty Property Trust REIT	43,984	1,471,705
Macerich Co. (The) REITΔ	33,517	2,655,887
Mid-America Apartment Communities, Inc. REITΔ	19,486	1,991,664
National Health Investors, Inc. REITΔ	7,731	514,266
National Retail Properties, Inc. REIT	47,575	2,197,965
New York REIT, Inc.	81,491	823,059
Pebblebrook Hotel Trust REITΔ	92,666	2,693,801
Physicians Realty Trust REIT	103,517	1,923,346
Post Properties, Inc. REITΔ	16,824	1,005,066
Prologis, Inc. REIT	34,774	1,536,315
Public Storage REIT	24,247	6,688,050
Regency Centers Corporation REIT	14,419	1,079,262
Retail Properties of America, Inc. Class A REITΔ	249,812	3,959,520
Rexford Industrial Realty, Inc. REITΔ	43,444	788,943
Senior Housing Properties Trust REIT	69,948	1,251,370
Simon Property Group, Inc. REIT	56,186	11,669,270
SL Green Realty Corporation REITΔ	13,250	1,283,660
Spirit Realty Capital, Inc. REIT	218,116	2,453,805
STORE Capital Corporation REITΔ	58,924	1,524,953
Sunstone Hotel Investors, Inc. REITΔ	195,375	2,735,250
Urban Edge Properties REITΔ	65,407	1,690,117
Ventas, Inc. REIT	60,029	3,779,426
Vornado Realty Trust REIT	38,794	3,663,317
Washington Real Estate Investment Trust REITΔ	54,382	1,588,498
Weingarten Realty Investors REITΔ	39,259	1,472,998
Welltower, Inc. REIT	60,129	4,169,345
WP Glimcher, Inc. REIT	108,975	1,034,173

		131,143,455

Total Common Stocks (Cost $120,365,539)		131,143,455

FOREIGN COMMON STOCKS — 41.9%
Australia — 5.9%
Dexus Property Group REIT	184,899	1,125,368
Goodman Group REIT	236,254	1,207,937
Ingenia Communities Group REIT	220,346	476,314
Investa Office Fund REIT	363,166	1,166,430
Mirvac Group REIT	1,163,656	1,726,016
Scentre Group REIT	1,287,807	4,383,016
Vicinity Centres REIT	1,388,309	3,394,816
Westfield Corporation REIT	295,995	2,266,675

		15,746,572

Austria — 0.2%
BUWOG AG*	24,557	527,573

Canada — 1.4%
Chartwell Retirement Residences	143,338	1,556,162
First Capital Realty, Inc.Δ	104,044	1,651,886
Pure Industrial Real Estate Trust REIT	134,020	491,192
Smart Real Estate Investment Trust REIT	5,860	153,093

		3,852,333

Finland — 0.3%
Citycon OYJ	317,699	801,830

France — 3.5%
Gecina SA REIT	14,750	2,030,871
ICADE REIT	4,264	326,638
Klepierre REITΔ	67,211	3,219,789
Unibail-Rodamco SE REIT	14,010	3,854,779

		9,432,077

Germany — 2.8%
alstria office REIT-AGΔ*	65,304	942,246
Deutsche Wohnen AG	23,968	745,378
LEG Immobilien AGΔ*	19,233	1,813,195

150	See Notes to Schedules of Investments.

	Shares	Value
Vonovia SE	106,219	$3,822,414

		7,323,233

Hong Kong — 5.5%
Cheung Kong Property Holdings, Ltd.	422,764	2,722,200
Hang Lung Properties, Ltd.	99,810	190,682
Henderson Land Development Co., Ltd.	232,623	1,428,901
Hongkong Land Holdings, Ltd.	278,084	1,607,326
Link REIT	419,418	2,487,090
Sino Land Co., Ltd.	966,547	1,530,058
Sun Hung Kai Properties, Ltd.	240,010	2,934,630
Swire Properties, Ltd.	407,917	1,101,647
Wharf Holdings, Ltd. (The)	121,201	662,458

		14,664,992

Ireland — 0.7%
Green REIT PLC	598,087	960,277
Hibernia REIT PLC	527,155	781,006

		1,741,283

Japan — 10.8%
Daibiru Corporation	44,100	372,251
Frontier Real Estate Investment Corporation REIT	208	999,849
Global One Real Estate Investment Corporation REITΔ	324	1,292,603
GLP J-REIT	535	609,894
Hulic REIT, Inc.Δ	301	489,431
Invesco Office J-REIT, Inc.	410	385,064
Invincible Investment Corporation REIT	857	642,683
Japan Hotel REIT Investment Corporation	656	577,632
Japan Logistics Fund, Inc. REIT	613	1,280,522
Japan Real Estate Investment Corporation REIT	302	1,744,191
Japan Retail Fund Investment Corporation REIT	492	1,181,202
Kenedix Office Investment Corporation REIT	65	373,095
MCUBS MidCity Investment Corporation REIT	114	342,370
Mitsubishi Estate Co., Ltd.	216,412	4,019,808
Mitsui Fudosan Co., Ltd.	235,927	5,886,383
Mori Hills REIT Investment Corporation	989	1,463,135
Mori Trust Sogo REIT, Inc.	242	418,439
Nippon Accommodations Fund, Inc. REIT	223	858,950
Nippon Building Fund, Inc. REIT	189	1,120,112
NTT Urban Development Corporation	90,700	887,296
Sekisui House SI Residential Investment Corporation REIT	244	250,840
Sumitomo Realty & Development Co., Ltd.	44,501	1,302,468
Tokyo Tatemono Co., Ltd.	85,500	1,065,094
Top REIT, Inc.	166	655,622
United Urban Investment Corporation REIT	330	533,360

		28,752,294

Luxembourg — 0.3%
ADO Properties SA 144AΔ*	25,668	880,319

Netherlands — 1.2%
Eurocommercial Properties NV CVA	10,757	503,448
InterXion Holding NV*	50,200	1,735,916
Wereldhave NV REIT	15,416	862,185

		3,101,549

Singapore — 1.7%
CapitaLand Commercial Trust, Ltd. REIT	599,800	654,157
CapitaLand Mall Trust REIT	614,791	953,306
CapitaLand, Ltd.	709,153	1,615,239
Fortune Real Estate Investment Trust REIT	695,041	744,557
Suntec Real Estate Investment Trust REIT	404,800	503,053

		4,470,312

Spain — 0.5%
Inmobiliaria Colonial SA*	802,545	594,505
Merlin Properties Socimi SA REIT	67,551	785,575

		1,380,080

Sweden — 1.3%
Castellum AB	18,164	288,852
Fabege AB	93,452	1,578,206
Hufvudstaden AB, A Shares	50,324	797,795
Wihlborgs Fastigheter AB	31,239	663,394

		3,328,247

Switzerland — 0.6%
PSP Swiss Property AG*	11,806	1,135,723
Swiss Prime Site AGΔ*	5,676	500,572

		1,636,295

United Kingdom — 5.2%
Assura PLC REIT	463,649	353,600
Big Yellow Group PLC REIT	38,986	433,669
British Land Co. PLC (The) REIT	322,563	3,245,273
Derwent London PLC REIT	13,826	625,909
Great Portland Estates PLC REIT	80,226	838,832
Hammerson PLC REIT	267,160	2,219,746
Intu Properties PLC REIT	40,905	183,886
Land Securities Group PLC REIT	168,037	2,657,179
LondonMetric Property PLC REIT	136,540	311,023
Primary Health Properties PLC REIT	135,427	198,397
Safestore Holdings PLC REIT	58,270	280,947
Segro PLC REIT	181,756	1,071,072
Shaftesbury PLC REIT	39,613	518,304
St. Modwen Properties PLC	103,004	447,515
UNITE Group PLC (The)	57,377	524,523

		13,909,875

Total Foreign Common Stocks (Cost $110,984,729)		111,548,864

RIGHTS — 0.0%
Primary Health Properties PLC+* (Cost $0)	12,009	302

See Notes to Schedules of Investments.	151

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 22.1%
GuideStone Money Market Fund (Investor Class)¥	20,318,111	$20,318,111
Northern Institutional Liquid Assets Portfolio§	38,311,418	38,311,418

Total Money Market Funds (Cost $58,629,529)		58,629,529

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill 0.00%, 06/09/16Ω‡‡ (Cost $599,678)	$600,000	599,804

TOTAL INVESTMENTS — 113.5% (Cost $290,579,475)		301,921,954
Liabilities in Excess of Other Assets — (13.5)%		(35,868,510)

NET ASSETS — 100.0%		$266,053,444

152	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$131,143,455	$131,143,455	$—	$—
Foreign Common Stocks:
Australia	15,746,572	15,746,572	—	—
Austria	527,573	527,573	—	—
Canada	3,852,333	3,852,333	—	—
Finland	801,830	801,830	—	—
France	9,432,077	9,432,077	—	—
Germany	7,323,233	7,323,233	—	—
Hong Kong	14,664,992	14,664,992	—	—
Ireland	1,741,283	1,741,283	—	—
Japan	28,752,294	28,752,294	—	—
Luxembourg	880,319	880,319	—	—
Netherlands	3,101,549	3,101,549	—	—
Singapore	4,470,312	4,470,312	—	—
Spain	1,380,080	1,380,080	—	—
Sweden	3,328,247	3,328,247	—	—
Switzerland	1,636,295	1,636,295	—	—
United Kingdom	13,909,875	13,909,875	—	—
Money Market Funds	58,629,529	58,629,529	—	—
Rights	302	—	—	302
U.S. Treasury Obligation	599,804	—	599,804	—

Total Assets — Investments in Securities	$301,921,954	$301,321,848	$599,804	$302

Other Financial Instruments***
Futures Contracts	$203,493	$203,493	$—	$—

Total Assets — Other Financial Instruments	$203,493	$203,493	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2016 is $96,394,315.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2016.

See Notes to Schedules of Investments.	153

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 37.6%
Consumer Staples — 0.3%
Archer-Daniels-Midland Co.	13,304	$483,068

Energy — 36.1%
Anadarko Petroleum Corporation	11,267	524,704
Antero Resources Corporation*	309,722	7,702,786
Apache CorporationΔ	8,358	407,954
Cabot Oil & Gas CorporationΔ	348,566	7,915,934
Chevron Corporation	41,814	3,989,056
Cimarex Energy Co.	2,126	206,796
Concho Resources, Inc.*	2,872	290,187
ConocoPhillips	27,466	1,106,056
Continental Resources, Inc.Δ*	2,020	61,327
Denbury Resources, Inc.Δ	1,607,170	3,567,917
Devon Energy Corporation	10,200	279,888
EOG Resources, Inc.	96,054	6,971,599
EQT CorporationΔ	3,398	228,550
Exxon Mobil CorporationΔ	92,495	7,731,657
Hess Corporation	6,200	326,430
Laredo Petroleum, Inc.Δ*	612,451	4,856,736
Marathon Oil Corporation	18,236	203,149
Murphy Oil CorporationΔ	3,587	90,357
Noble Energy, Inc.	621,924	9,226,530
Occidental Petroleum CorporationΔ	16,980	1,161,941
Pioneer Natural Resources Co.	3,626	510,323
Range Resources CorporationΔ	253,396	8,204,963
Southwestern Energy Co.Δ*	1,018,214	8,216,987

		73,781,827

Materials & Processing — 1.2%
Alcoa, Inc.Δ	29,136	279,123
CF Industries Holdings, Inc.Δ	5,153	161,495
FMC CorporationΔ	2,935	118,486
Freeport-McMoRan, Inc.Δ	25,635	265,066
Monsanto Co.	9,721	852,920
Mosaic Co. (The)Δ	7,106	191,862
Newmont Mining Corporation	11,782	313,166
Nucor Corporation	7,049	333,418

		2,515,536

Total Common Stocks (Cost $100,183,815)		76,780,431

FOREIGN COMMON STOCKS — 49.6%
Australia — 6.4%
Alumina, Ltd.	57,582	57,381
BHP Billiton, Ltd.	71,352	922,153
Fortescue Metals Group, Ltd.	34,589	67,611
Iluka Resources, Ltd.Δ	1,214,118	6,105,259
Mineral Resources, Ltd.Δ	1,008,797	4,647,481
Newcrest Mining, Ltd.*	17,029	221,388
Origin Energy, Ltd.	38,867	151,649
Rio Tinto, Ltd.	9,424	308,390
Santos, Ltd.	37,260	115,103
South32, Ltd.*	118,275	132,822
Woodside Petroleum, Ltd.	16,474	327,826

		13,057,063

Austria — 0.1%
OMV AG	3,272	92,057
Voestalpine AG	2,526	84,520

		176,577

Bermuda — 2.7%
Bunge, Ltd.	3,174	179,871
Kosmos Energy, Ltd.Δ*	926,020	5,389,436

		5,569,307

Canada — 24.2%
Agnico Eagle Mines, Ltd.	4,851	175,514
Agrium, Inc.	2,957	261,081
ARC Resources, Ltd.	7,621	110,846
Barrick Gold Corporation	25,829	350,817
Cameco Corporation	8,747	112,271
Canadian Natural Resources, Ltd.	24,299	657,266
Cenovus Energy Inc	18,524	241,044
Crescent Point Energy CorporationΔ	11,241	155,621
Eldorado Gold Corporation	15,898	49,943
Encana CorporationΔ	18,710	114,097
First Quantum Minerals, Ltd.Δ	1,903,735	10,026,216
Franco-Nevada Corporation	3,900	239,510
Goldcorp, Inc.Δ	343,289	5,571,580
Goldcorp, Inc.	18,440	299,158
HudBay Minerals, Inc.Δ	574,560	2,114,381
Husky Energy Inc	7,795	97,051
Imperial Oil, Ltd.Δ	6,559	219,130
Kinross Gold Corporation*	27,335	93,239
Painted Pony Petroleum, Ltd.Δ*	350,970	1,153,911
Peyto Exploration & Development CorporationΔ	279,174	6,210,077
Potash Corporation of Saskatchewan	18,507	315,064
Prairiesky Royalty Ltd	4,022	76,306
Seven Generations Energy Ltd, Class A*	3,680	55,395
Silver Wheaton Corporation	8,989	149,153
Suncor Energy, Inc.Δ	35,110	977,808
Teck Resources, Ltd. Class BΔ	12,569	95,326
Tourmaline Oil Corporation*	313,926	6,647,134
Turquoise Hill Resources, Ltd.*	22,341	57,110
Turquoise Hill Resources, Ltd.Δ*	5,015,258	12,738,755
Vermilion Energy, Inc.Δ	2,445	71,557
West Fraser Timber Co., Ltd	1,475	59,182
Yamana Gold, Inc.	21,060	63,889

		49,559,432

Chile — 6.8%
Sociedad Quimica y Minera de Chile SA ADR	674,002	13,850,741

Finland — 0.2%
Stora Enso OYJ, R Shares	12,238	109,525
UPM-Kymmene OYJ	11,858	214,813

		324,338

France — 1.1%
TOTAL SAΔ	48,759	2,222,648

Germany — 0.1%
K+S AGΔ	4,252	99,501
ThyssenKrupp AG	8,172	169,798

		269,299

Israel — 0.0%
Israel Chemicals, Ltd.	11,331	49,321

Italy — 0.4%
Eni SpA	56,517	855,334

154	See Notes to Schedules of Investments.

	Shares	Value
Japan — 0.5%
Hitachi Metals, Ltd.Δ	4,800	$49,516
Inpex CorporationΔ	21,100	160,015
JFE Holdings, Inc.Δ	10,900	146,825
Kobe Steel, Ltd.Δ	69,000	60,696
Maruichi Steel Tube, Ltd.	1,000	27,411
Mitsubishi Materials CorporationΔ	25,000	70,638
Nippon Steel & Sumitomo Metal CorporationΔ	16,900	324,651
Oji Holdings Corporation	18,000	72,291
Sumitomo Metal Mining Co., Ltd.	11,000	109,223

		1,021,266

Jersey — 0.4%
Glencore PLC*	271,829	614,119
Randgold Resources, Ltd.	2,072	189,565

		803,684

Luxembourg — 0.1%
ArcelorMittal	37,739	170,700

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	156,900	47,727

Netherlands — 0.0%
OCI NV*	1,872	36,660

Norway — 0.3%
Norsk Hydro ASA	29,878	123,019
Statoil ASA	24,794	390,426
Yara International ASAΔ	3,972	149,477

		662,922

Papua New Guinea — 0.1%
Oil Search, Ltd.	30,446	157,767

Portugal — 0.1%
Galp Energia SGPS SA	10,280	129,259

Singapore — 0.1%
Wilmar International, Ltd.	42,700	106,445

Spain — 0.1%
Repsol SA	24,394	275,359

Sweden — 0.1%
Boliden AB	6,076	97,222
Lundin Petroleum ABΔ*	4,838	81,942

		179,164

Switzerland — 0.4%
Syngenta AG	2,065	859,030

United Kingdom — 5.4%
Anglo American PLC	31,144	246,957
Antofagasta PLC	8,761	59,064
BHP Billiton PLC	46,923	527,552
BP PLC	406,928	2,046,446
Fresnillo PLC	4,911	67,184
Mondi PLC	8,159	156,557
Ophir Energy PLC*	2,635,512	2,914,635
Rio Tinto PLC	27,567	774,240
Royal Dutch Shell PLC A Shares	87,574	2,118,097
Royal Dutch Shell PLC B Shares	88,043	2,149,672

		11,060,404

Total Foreign Common Stocks (Cost $135,648,689)		101,444,447

MONEY MARKET FUNDS — 39.4%
GuideStone Money Market Fund (Investor Class)¥	25,274,092	25,274,092
Northern Institutional Liquid Assets Portfolio§	55,216,366	55,216,366

Total Money Market Funds (Cost $80,490,458)		80,490,458

TOTAL INVESTMENTS — 126.6% (Cost $316,322,962)		258,715,336
Liabilities in Excess of Other Assets — (26.6)%		(54,295,668)

NET ASSETS — 100.0%		$204,419,668

See Notes to Schedules of Investments.	155

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$76,780,431	$76,780,431	$—	$—
Foreign Common Stocks:
Australia	13,057,063	13,057,063	—	—
Austria	176,577	176,577	—	—
Bermuda	5,569,307	5,569,307	—	—
Canada	49,559,432	49,559,432	—	—
Chile	13,850,741	13,850,741	—	—
Finland	324,338	324,338	—	—
France	2,222,648	2,222,648	—	—
Germany	269,299	269,299	—	—
Israel	49,321	49,321	—	—
Italy	855,334	855,334	—	—
Japan	1,021,266	1,021,266	—	—
Jersey	803,684	803,684	—	—
Luxembourg	170,700	170,700	—	—
Mauritius	47,727	47,727	—	—
Netherlands	36,660	36,660	—	—
Norway	662,922	662,922	—	—
Papua New Guinea	157,767	157,767	—	—
Portugal	129,259	129,259	—	—
Singapore	106,445	106,445	—	—
Spain	275,359	275,359	—	—
Sweden	179,164	179,164	—	—
Switzerland	859,030	859,030	—	—
United Kingdom	11,060,404	11,060,404	—	—
Money Market Funds	80,490,458	80,490,458	—	—

Total Assets — Investments in Securities	$258,715,336	$258,715,336	$—	$—

Other Financial Instruments***
Futures Contracts	$6,128	$6,128	$—	$—

Total Assets — Other Financial Instruments	$6,128	$6,128	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2015 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2016 is $32,464,967.

156	See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The valuation committee is comprised of individuals from GuideStone Capital Management (“GSCM” or “Adviser”) and BNY Mellon Investment Servicing (US) Inc. who previously have been identified to the Board of Trustees of GuideStone Funds (the “Trust” ) (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2, “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Target Date, Asset Allocation and Real Assets Funds value their investments in the underlying Select Funds and the Credit Suisse Commodity Return Strategy Fund daily at the closing NAV of each respective Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Select Funds, Credit Suisse Commodity Return Strategy Fund and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing NAV each business day.

Derivative financial instruments such as financial futures contracts and written and purchased put and call options for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost which approximates fair value.

Derivative financial instruments such as forward foreign exchange contracts and swap agreements that are valued based on pricing models using inputs observed on actively quoted markets or observable correlated market inputs.

Level 3	–	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities, private placements and derivative financial instruments where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities, and derivative financial instruments that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

In accordance with FASB “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.GAAP and International Financial Reporting Standards (“IFRS”),” management has not presented quantitative disclosures for the securities which are advisor priced or valued by the valuation committee as there have been no adjustments to prices received from third parties as of March 31, 2016.

A valuation hierarchy including information regarding transfers between levels and Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

a. Fixed Income Securities

The Fixed Income Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

The Low-Duration Bond Fund and Medium-Duration Bond Fund may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. At March 31, 2016, there were no dollar roll transactions.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

b. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

c. Loan Participations

The Fixed Income Funds, the Small Cap Equity Fund and the Flexible Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

The Fixed Income Funds, the Small Cap Equity Fund and the Flexible Income Fund may invest in floating rate loans some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. At March 31, 2016, there were no unfunded loan commitments.

d. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

e. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

f. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Target Date Funds, Asset Allocation Funds, Fixed Income Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets.

At March 31, 2016, the value of securities sold short in the Low-Duration Bond Fund and International Equity Funds amounted to $3,330,499 and $64,920,408, respectively.

g. Security Transactions

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

h. Synthetic Convertible Instruments

The Defensive Market Strategies Fund invests in synthetic convertible instruments. Synthetic convertible instruments are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from synthetic convertible instruments will be recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

2. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Fixed Income Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Fixed Income Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Fixed Income Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Funds’ derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended March 31, 2016, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

CDS agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use CDS swaps on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.

CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows. At March 31, 2016, there were no cross-currency swap agreements.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of March 31, 2016, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $2,750,000 and $5,480,000, respectively, and the sellers (“providing protection”) on a total notional amount of $1,800,000 and $7,700,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event was to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Low-Duration Bond Fund
Fair value of written credit derivatives	$(6,933)	$—	$—	$—	$(6,933)
Maximum potential amount of future payments	1,800,000	—	—	—	1,800,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—
Medium-Duration Bond Fund
Fair value of written credit derivatives	$6,375	$6,011	$(201,971)	$—	$(189,585)
Maximum potential amount of future payments	1,600,000	1,000,000	5,100,000	—	7,700,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

At March 31, 2016, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of a triggering event.

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Low-Duration Bond Fund
0 - 100	$—	$—	$—	$—	$—	$—
101 - 250	—	—	1,800,000	—	—	1,800,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$1,800,000	$—	$—	$1,800,000

Medium-Duration Bond Fund
0 - 100	$—	$—	$1,700,000	$—	$5,100,000	$6,800,000
101 - 250	—	—	900,000	—	—	900,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$2,600,000	$—	$5,100,000	$7,700,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 03/31/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005
Futures	$23,183	$5,148	$—	$—	$18,035

MyDestination 2015
Futures	$91,569	$8,644	$—	$—	$82,925

MyDestination 2025
Futures	$189,457	$(486)	$—	$—	$189,943

MyDestination 2035
Futures	$187,703	$4,143	$—	$—	$183,560

MyDestination 2045
Futures	$130,706	$(45)	$—	$—	$130,751

MyDestination 2055
Futures	$27,323	$—	$—	$—	$27,323

Conservative Allocation
Futures	$25,396	$5,234	$—	$—	$20,162

	Asset Derivative Value
Fund	Total Value at 03/31/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Balanced Allocation
Futures	$334,109	$4,891	$—	$—	$329,218

Growth Allocation
Futures	$356,411	$900	$—	$—	$355,511

Aggressive Allocation
Futures	$444,270	$—	$—	$—	$444,270

Low-Duration Bond
Forwards	$326,156	$—	$326,156	$—	$—
Futures	179,034	179,034	—	—	—
Purchased Options	36,798	36,798	—	—	—
Swaps	30,629	—	—	30,629	—

Totals	$572,617	$215,832	$326,156	$30,629	$—

Medium-Duration Bond
Forwards	$2,183,028	$—	$2,183,028	$—	$—
Futures	456,640	456,640	—	—	—
Purchased Options	150,700	150,700	—	—	—
Swaps	672,978	557,258	—	115,720	—

Totals	$3,463,346	$1,164,598	$2,183,028	$115,720	$—

Global Bond Fund
Forwards	$564,705	$—	$564,705	$—	$—
Futures	92,031	92,031	—	—	—
Purchased Options	38,584	—	38,584	—	—

Totals	$695,320	$92,031	$603,289	$—	$—

Defensive Market Strategies
Forwards	$527	$—	$527	$—	$—
Futures	1,026,269	—	—	—	1,026,269

Totals	$1,026,796	$—	$527	$—	$1,026,269

Equity Index
Futures	$773,943	$—	$—	$—	$773,943

Value Equity
Futures	$1,874,964	$—	$—	$—	$1,874,964

Growth Equity Fund
Futures	$1,817,862	$—	$—	$—	$1,817,862

Small Cap Equity
Futures	$562,104	$—	$—	$—	$562,104

International Equity Index
Futures	$25,335	$—	$—	$—	$25,335

International Equity
Forwards	$3,572,484	$—	$3,572,484	$—	$—
Futures	19,319	—	—	—	19,319

Totals	$3,591,803	$—	$3,572,484	$—	$19,319

Emerging Markets Equity
Forwards	$1,892,590	$—	$1,892,590	$—	$—
Futures	1,257,122	—	—	—	1,257,122
Swaps	11,639	—	—	11,639	—

Totals	$3,161,351	$—	$1,892,590	$11,639	$1,257,122

	Asset Derivative Value
Fund	Total Value at 03/31/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Inflation Protected Bond
Forwards	$319,069	$—	$319,069	$—	$—
Futures	127,598	127,598	—	—	—
Purchased Options	287,501	6,580	280,921	—	—

Totals	$734,168	$134,178	$599,990	$—	$—

Real Estate Securities
Futures	$203,493	$—	$—	$—	$203,493

Global Natural
Resources Equity
Futures	$6,128	$—	$—	$—	$6,128

	Liability Derivative Value
Fund	Total Value at 03/31/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$1,973,015	$—	$1,973,015	$—	$—
Futures	1,011,110	1,011,110	—	—	—
Swaps	1,639,097	1,634,770	—	4,327	—
Written Options	344,748	344,748	—	—	—

Totals	$4,967,970	$2,990,628	$1,973,015	$4,327	$—

Medium-Duration Bond
Forwards	$3,720,801	$—	$3,720,801	$—	$—
Futures	2,661,848	2,661,848	—	—	—
Swaps	9,627,250	9,599,463	—	27,787	—
Written Options	465,975	465,975	—	—	—

Totals	$16,475,874	$12,727,286	$3,720,801	$27,787	$—

Global Bond Fund
Forwards	$645,746	$—	$645,746	$—	$—
Futures	31,062	31,062	—	—	—

Totals	$676,808	$31,062	$645,746	$—	$—

Defensive Market Strategies
Forwards	$76,511	$—	$76,511	$—	$—
Written Options	261,093	—	—	—	261,093

Totals	$337,604	$—	$76,511	$—	$261,093

International Equity
Forwards	$3,289,395	$—	$3,289,395	$—	$—
Futures	(194,308)	—	—	—	(194,308)

Totals	$3,095,087	$—	$3,289,395	$—	$(194,308)

Emerging Markets Equity
Forwards	$1,908,925	$—	$1,908,925	$—	$—
Futures	(11,646)	—	—	—	(11,646)
Swaps	21,244	—	—	21,244	—

Totals	$1,918,523	$—	$1,908,925	$21,244	$(11,646)

	Liability Derivative Value
Fund	Total Value at 03/31/16	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Inflation Protected Bond
Forwards	$681,837	$—	$681,837	$—	$—
Futures	199,436	199,436	—	—	—
Written Options	209,780	11,375	198,405	—	—

Totals	$1,091,053	$210,811	$880,242	$—	$—

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended March 31, 2016. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$1,560,228	$—	$—
MyDestination 2015	—	6,099,245	—	—
MyDestination 2025	—	10,155,859	—	—
MyDestination 2035	—	7,946,112	—	—
MyDestination 2045	—	5,702,506	—	—
MyDestination 2055	—	713,214	—	—
Conservative Allocation	—	5,678,726	—	—
Balanced Allocation	—	28,430,923	—	—
Growth Allocation	—	19,629,868	—	—
Aggressive Allocation	—	20,621,070	—	—
Low-Duration Bond	18,435,093	587,744,391	225,703	—
Medium-Duration Bond	64,473,560	277,861,327	564,433	5,083,030,000
Global Bond	26,550,678	31,314,300	59,041	—
Defensive Market Strategies	1,116,743	24,168,032	—	—
Equity Index	—	21,204,576	—	—
Value Equity	—	51,485,455	—	—
Growth Equity	—	52,941,206	—	—
Small Cap Equity	—	21,789,794	—	—
International Equity Index	—	6,130,671	—	—
International Equity	256,698,416	82,884,544	—	—
Emerging Markets Equity	85,613,648	35,030,527	—	2,921,446
Inflation Protected Bond	22,805,284	19,656,036	840,196	—
Real Estate Securities	—	7,793,955	—	—
Global Natural Resources Equity	—	1,242,101	—	—

	Short Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$50,470,560	$188,412,463	$727,477	$201,550,000
Medium-Duration Bond	116,041,614	555,255,087	826,037	514,200,000
Global Bond	37,365,373	22,655,852	—	—
Defensive Market Strategies	5,193,556	—	909,908	—
International Equity	217,912,879	16,964,787	—	—
Emerging Markets Equity	79,456,269	4,007,208	—	4,296,064
Inflation Protected Bond	33,665,069	33,740,568	391,895	—

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral: as such, this amount is not presented on the Funds’ Schedules of Investments. At March 31, 2016, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$72,813,022	$1,601,185	$78,778,282	$80,379,467
Medium-Duration Bond	76,532,163	34,311,000	44,452,506	78,763,506
Extended-Duration Bond	7,114,885	92,236	7,167,697	7,259,933
Global Bond	44,138,410	2,660,988	43,392,929	46,053,917
Defensive Market Strategies	82,428,372	7,424,872	77,544,888	84,969,760
Equity Index	46,974,219	625,558	47,412,332	48,037,890
Value Equity	175,561,419	19,011,895	162,189,434	181,201,329
Growth Equity	233,311,766	9,932,730	228,747,299	238,680,029
Small Cap Equity	207,438,639	4,797,872	207,437,950	212,235,822
International Equity Index	7,993,295	1,268,362	7,232,853	8,501,215
International Equity	118,818,600	22,768,630	102,433,557	125,202,187
Emerging Markets Equity	25,660,674	2,566,884	24,163,487	26,730,371
Inflation Protected Bond	2,342,657	2,453,693	—	2,453,693
Flexible Income	2,030,456	—	2,078,290	2,078,290
Real Estate Securities	38,554,206	1,303,046	38,311,418	39,614,464
Global Natural Resources Equity	74,660,787	22,440,806	55,216,366	77,657,172

Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

4. FINANCIAL FUTURES CONTRACTS

Investments as of March 31, 2016, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
S&P 500® E-Mini	06/2016	5	$512,875	GSC	$18,035
5-Year U.S. Treasury Note	07/2016	7	848,148	GSC	5,148

			$1,361,023		$23,183

MyDestination 2015 Fund
S&P 500® E-Mini	06/2016	29	$2,974,675	GSC	$78,905
10-Year U.S. Treasury Note	06/2016	25	3,259,766	GSC	8,644
MSCI EAFE Index E-Mini	06/2016	19	1,544,225	GSC	(3,405)
MSCI Emerging Markets E-Mini	06/2016	4	166,780	GSC	7,425

			$7,945,446		$91,569

MyDestination 2025 Fund
S&P 500® E-Mini	06/2016	44	$4,513,300	GSC	$158,703
10-Year U.S. Treasury Note	06/2016	23	2,998,984	GSC	(486)
MSCI EAFE Index E-Mini	06/2016	29	2,356,975	GSC	(4,540)
MSCI Emerging Markets E-Mini	06/2016	18	750,510	GSC	35,780

			$10,619,769		$189,457

MyDestination 2035 Fund
S&P 500® E-Mini	06/2016	44	$4,513,300	GSC	$153,125
10-Year U.S. Treasury Note	06/2016	11	1,434,297	GSC	4,143
MSCI EAFE Index E-Mini	06/2016	29	2,356,975	GSC	260
MSCI Emerging Markets E-Mini	06/2016	15	625,425	GSC	30,175

			$8,929,997		$187,703

MyDestination 2045 Fund
S&P 500® E-Mini	06/2016	34	$3,487,550	GSC	$115,976
10-Year U.S. Treasury Note	06/2016	2	260,781	GSC	(45)
MSCI EAFE Index E-Mini	06/2016	24	1,950,600	GSC	(4,620)
MSCI Emerging Markets E-Mini	06/2016	10	416,950	GSC	19,395

			$6,115,881		$130,706

MyDestination 2055 Fund
S&P 500® E-Mini	06/2016	9	$923,175	GSC	$27,323

Conservative Allocation Fund
S&P 500® E-Mini	06/2016	9	$923,175	GSC	$20,892
MSCI EAFE Index E-Mini	06/2016	6	487,650	GSC	(730)
2-Year U.S. Treasury Note	06/2016	20	4,375,000	GSC	5,234

			$5,785,825		$25,396

Balanced Allocation Fund
S&P 500® E-Mini	06/2016	81	$8,308,575	GSC	$292,157
10-Year U.S. Treasury Note	06/2016	28	3,650,938	GSC	(624)
MSCI EAFE Index E-Mini	06/2016	50	4,063,750	GSC	(8,280)
MSCI Emerging Markets E-Mini	06/2016	24	1,000,680	GSC	45,341
Long U.S. Treasury Bond	06/2016	13	2,137,688	GSC	(5,383)
5-Year U.S. Treasury Note	07/2016	45	5,452,383	GSC	10,898

			$24,614,014		$334,109

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Growth Allocation Fund
S&P 500® E-Mini	06/2016	86	$8,821,450	GSC	$310,191
10-Year U.S. Treasury Note	06/2016	8	1,043,125	GSC	(178)
MSCI EAFE Index E-Mini	06/2016	55	4,470,125	GSC	(8,500)
MSCI Emerging Markets E-Mini	06/2016	27	1,125,765	GSC	53,820
Long U.S. Treasury Bond	06/2016	5	822,188	GSC	(2,070)
5-Year U.S. Treasury Note	07/2016	13	1,575,133	GSC	3,148

			$17,857,786		$356,411

Aggressive Allocation Fund
S&P 500® E-Mini	06/2016	107	$10,975,525	GSC	$385,935
MSCI EAFE Index E-Mini	06/2016	70	5,689,250	GSC	(11,510)
MSCI Emerging Markets E-Mini	06/2016	34	1,417,630	GSC	69,845

			$18,082,405		$444,270

Low-Duration Bond Fund
Euro-BOBL	06/2016	131	$19,542,449	CITI	$(48,499)
Euro-BOBL	06/2016	40	5,967,160	UBS	(19,155)
3-Year Australia Treasury Bond	06/2016	441	102,625,620	GSC	82,828
10-Year U.S. Treasury Note	06/2016	(23)	(2,998,984)	UBS	(26,359)
10-Year U.S. Ultra Note	06/2016	(5)	(703,750)	UBS	(7,596)
2-Year U.S. Treasury Note	06/2016	1,080	236,250,000	CITI	61,115
2-Year U.S. Treasury Note	06/2016	389	85,093,750	UBS	83,304
2-Year U.S. Treasury Note	06/2016	101	22,093,750	JPM	4,395
5-Year U.S. Treasury Note	07/2016	(55)	(6,664,023)	JPM	(21,058)
5-Year U.S. Treasury Note	07/2016	(125)	(15,145,508)	UBS	(50,329)
3-Month EURIBOR	09/2016	203	57,731,222	CITI	15,842
90-Day Euro	12/2016	56	13,884,500	UBS	(796)
90-Day Euro	12/2017	(56)	(13,855,100)	UBS	643
3-Month Sterling	03/2018	(103)	(18,341,872)	UBS	(146,195)
90-Day Euro	09/2018	(215)	(53,091,563)	CITI	(300,749)
90-Day Euro	12/2018	(325)	(80,193,750)	CITI	(400,116)
90-Day Euro	12/2019	(86)	(21,162,450)	CITI	(59,351)

			$331,031,451		$(832,076)

Medium-Duration Bond Fund
Euro-Bund	06/2016	(43)	$(7,991,215)	GSC	$(28,312)
90-Day Euro	06/2016	(310)	(76,965,250)	GSC	(49,745)
Euro	06/2016	(8)	(1,141,200)	GSC	(37,539)
10-Year U.S. Treasury Note	06/2016	197	25,686,953	DEUT	175,813
10-Year U.S. Treasury Note	06/2016	(70)	(9,127,344)	CITI	(40,212)
10-Year U.S. Treasury Note	06/2016	(762)	(99,357,656)	GSC	(29,200)
2-Year U.S. Treasury Note	06/2016	62	13,562,500	CITI	14,564
2-Year U.S. Treasury Note	06/2016	59	12,906,250	GSC	3,496
Long U.S. Treasury Bond	06/2016	64	10,524,000	CITI	(32,562)
Long U.S. Treasury Bond	06/2016	(13)	(2,137,688)	CITI	(190)
Long U.S. Treasury Bond	06/2016	(87)	(14,306,063)	GSC	(55,884)
Ultra Long U.S. Treasury Bond	06/2016	136	23,464,250	DEUT	(166,408)
Ultra Long U.S. Treasury Bond	06/2016	129	22,256,531	GSC	(181,736)
Ultra Long U.S. Treasury Bond	06/2016	(9)	(1,552,781)	CITI	(4,490)
5-Year U.S. Treasury Note	07/2016	894	108,320,672	GSC	330,376
5-Year U.S. Treasury Note	07/2016	757	91,721,196	UBS	222,949

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
5-Year U.S. Treasury Note	07/2016	93	$11,268,258	CITI	$23,383
90-Day Euro	12/2016	(799)	(198,102,063)	GSC	(185,220)
90-Day Euro	03/2017	84	20,817,300	GSC	66,765
90-Day Euro	06/2017	(176)	(43,595,200)	DEUT	(748,505)
90-Day Euro	09/2017	(270)	(66,845,250)	DEUT	(1,255,984)
3-Month Sterling	09/2017	(16)	(2,851,521)	UBS	(13,141)
90-Day Euro	12/2017	(70)	(17,318,875)	GSC	(83,890)
90-Day Euro	03/2018	(31)	(7,665,525)	GSC	(15,988)
3-Month Sterling	03/2018	(137)	(24,396,470)	JPM	(81,098)
90-Day Euro	06/2018	(72)	(17,791,200)	UBS	(62,501)
3-Month Sterling	06/2018	(152)	(27,056,701)	JPM	30,051

			$(277,674,092)		$(2,205,208)

Global Bond Fund
Euro-Bund	06/2016	(17)	$(3,159,318)	GSC	$(11,217)
Euro-Buxl®	06/2016	(3)	(575,346)	GSC	(16,118)
10-Year U.S. Treasury Note	06/2016	(129)	(16,820,391)	GSC	9,593
Long U.S. Treasury Bond	06/2016	5	822,188	GSC	11,234
Ultra Long U.S. Treasury Bond	06/2016	(31)	(5,348,469)	GSC	(13,320)
5-Year U.S. Treasury Note	07/2016	216	26,171,438	GSC	80,797

			$1,090,102		$60,969

Defensive Market Strategies Fund
S&P 500® E-Mini	06/2016	313	$32,105,975	GSC	$1,026,269

Equity Index Fund
S&P 500® E-Mini	06/2016	254	$26,054,050	GSC	$773,943

Value Equity Fund
S&P 500® E-Mini	06/2016	523	$53,646,725	GSC	$1,874,964

Growth Equity Fund
S&P 500® E-Mini	06/2016	504	$51,697,800	GSC	$1,817,862

Small Cap Equity Fund
Russell 2000® IMM-Mini	06/2016	208	$23,079,680	GSC	$562,104

International Equity Index Fund
MSCI EAFE Index E-Mini	06/2016	102	$8,290,050	GSC	$25,335

International Equity Fund
BIST 30 Index	04/2016	87	$2,058,412	BAR	$6,140
Hang Seng Index	04/2016	56	7,510,245	BAR	174,943
AEX Index	04/2016	(12)	(1,200,806)	BAR	3,824
CAC40 Index	04/2016	214	10,674,310	BAR	(88,923)
IBEX 35	04/2016	24	2,373,182	BAR	(68,123)
TOPIX Index®	06/2016	190	22,748,678	BAR	31,837
ASX SPI 200 Index	06/2016	(138)	(13,397,496)	BAR	127,765
S&P/TSE 60 Index	06/2016	(104)	(12,604,119)	BAR	(8,796)
MSCI EAFE Index E-Mini	06/2016	495	40,231,125	GSC	(120,919)
DAX Index	06/2016	32	9,103,219	BAR	32,160
FTSE 100 Index®	06/2016	(134)	(11,764,886)	BAR	(39,756)
FTSE MIB Index	06/2016	(32)	(3,221,811)	BAR	111,271

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Hang Seng Index	04/2016	40	$5,364,461	GSC	$99,499
Swiss Market Index Future	06/2016	34	2,712,433	GSC	(47,295)

			$60,586,947		$213,627

Emerging Markets Equity Fund
BIST 30 Index	04/2016	(27)	$(638,817)	BAR	$(1,812)
FTSE Bursa Malaysia KLCI	04/2016	1	21,947	BAR	(69)
HSCEI Index	04/2016	96	5,570,150	BAR	186,064
MSCI Taiwan Index	04/2016	1	32,200	BAR	424
KOSPI 200 Index	06/2016	19	2,046,870	JPM	54,755
KOSPI 200 Index	06/2016	6	646,380	BAR	15,524
FTSE/JSE Top 40 Index	06/2016	(105)	(3,327,925)	BAR	24,434
Mexican Bolsa IPC Index	06/2016	9	239,222	JPM	6,837
MSCI Emerging Markets E-Mini	06/2016	513	21,389,535	GSC	1,015,410
Bovespa Index	04/2016	(25)	(348,845)	GSC	5,744
TA-25 Index	04/2016	39	2,112,379	GSC	3,840
SGX CNX Nifty Index	04/2016	(159)	(2,476,425)	GSC	(16,720)
HSCEI Index	05/2016	17	986,381	GSC	24,587
TA-25 Index	05/2016	52	2,007,861	GSC	(50,250)

			$28,260,913		$1,268,768

Inflation Protected Bond Fund
Euro-BOBL	06/2016	(1)	$(149,179)	UBS	$261
FTSE Bursa Malaysia KLCI	06/2016	(34)	(5,440,402)	GSC	(106,001)
Euro-Bund	06/2016	(10)	(1,858,422)	UBS	(17,873)
Euro-Buxl®	06/2016	(1)	(191,782)	UBS	(6,669)
10-Year U.S. Treasury Note	06/2016	62	8,084,219	UBS	133
10-Year U.S. Ultra Note	06/2016	(15)	(2,111,250)	UBS	(4,412)
2-Year U.S. Treasury Note	06/2016	135	29,531,250	UBS	86,721
Long U.S. Treasury Bond	06/2016	21	3,453,188	UBS	40,744
Ultra Long U.S. Treasury Bond	06/2016	(6)	(1,035,188)	GSC	(1,510)
Ultra Long U.S. Treasury Bond	06/2016	(65)	(11,214,531)	UBS	53,227
5-Year U.S. Treasury Note	07/2016	(128)	(15,509,000)	UBS	(116,459)

			$3,558,903		$(71,838)

Real Estate Securities Fund
S&P 500® MidCap 400	06/2016	148	$21,329,760	GSC	$203,493

Global Natural Resources Equity Fund
ASX SPI 200 Index	06/2016	1	$97,083	GSC	$(2,073)
Euro Stoxx 50	06/2016	4	133,408	GSC	(4,652)
FTSE 100 Index®	06/2016	3	263,393	GSC	(394)
S&P 500® E-Mini	06/2016	4	410,300	GSC	11,371
S&P/TSE 60 Index	06/2016	1	121,193	GSC	1,876

			$1,025,377		$6,128

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of March 31, 2016, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying statements of assets and liabilities. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
04/04/16	Japanese Yen	360,600,000	U.S. Dollars	3,175,572	GSC	$28,872
04/04/16	Japanese Yen	312,784,622	U.S. Dollars	2,779,073	HKSB	464
04/04/16	Japanese Yen	244,200,000	U.S. Dollars	2,165,104	GSC	4,961
04/04/16	Japanese Yen	49,500,000	U.S. Dollars	438,946	JPM	932
04/04/16	Japanese Yen	32,915,378	U.S. Dollars	292,239	JPM	261
04/04/16	U.S. Dollars	8,954,806	Euro	8,122,000	HKSB	(288,331)
04/04/16	Euro	8,669,000	U.S. Dollars	9,707,546	UBS	158,097
04/04/16	U.S. Dollars	5,669,923	Japanese Yen	639,400,000	CITI	(12,056)
04/04/16	U.S. Dollars	3,212,944	Japanese Yen	360,600,000	GSC	8,500
04/04/16	U.S. Dollars	699,874	Euro	624,000	JPM	(10,261)
04/04/16	U.S. Dollars	398,242	Euro	359,000	CITI	(10,314)
04/04/16	U.S. Dollars	369,046	Euro	332,000	HKSB	(8,782)
04/04/16	Euro	144,000	U.S. Dollars	157,840	CITI	6,037
04/05/16	U.S. Dollars	1,950,384	Euro	1,739,000	HKSB	(28,721)
04/05/16	U.S. Dollars	1,554,252	Australian Dollars	2,177,000	UBS	(114,141)
04/05/16	U.S. Dollars	882,210	Euro	790,000	MSCS	(16,866)
04/05/16	U.S. Dollars	339,487	British Pounds	245,000	RBS	(12,398)
04/05/16	British Pounds	245,000	U.S. Dollars	352,261	RBS	(376)
04/08/16	U.S. Dollars	2,737,424	Japanese Yen	319,300,000	BOA	(100,358)
04/08/16	British Pounds	1,894,000	U.S. Dollars	2,735,362	HKSB	(15,047)
04/11/16	U.S. Dollars	7,099,263	Canadian Dollars	9,515,000	RBC	(227,124)
04/11/16	U.S. Dollars	2,006,854	British Pounds	1,416,000	HKSB	(26,938)
04/11/16	U.S. Dollars	1,832,913	Euro	1,672,000	CITI	(70,279)
04/11/16	Canadian Dollars	54,000	U.S. Dollars	41,684	RBC	(105)
04/11/16	Euro	24,000	U.S. Dollars	27,217	CITI	101
04/29/16	Mexican Pesos	11,883,336	U.S. Dollars	670,000	CITI	15,978
04/29/16	U.S. Dollars	1,338,278	Euro	1,230,000	HKSB	(62,544)
04/29/16	Euro	1,230,000	U.S. Dollars	1,363,556	HKSB	37,266
04/29/16	U.S. Dollars	679,792	British Pounds	480,000	JPM	(9,668)
04/29/16	U.S. Dollars	670,000	Mexican Pesos	11,979,123	SS	(21,507)
04/29/16	British Pounds	480,000	U.S. Dollars	686,706	HKSB	2,754
05/02/16	Japanese Yen	360,600,000	U.S. Dollars	3,215,337	GSC	(8,177)
05/02/16	U.S. Dollars	2,780,866	Japanese Yen	312,784,622	HKSB	(1,025)
05/03/16	U.S. Dollars	9,715,896	Euro	8,669,000	UBS	(158,330)
05/04/16	U.S. Dollars	2,877,814	Euro	2,524,000	MSCS	2,815
05/04/16	U.S. Dollars	1,594,991	Australian Dollars	2,074,000	UBS	7,675
05/04/16	U.S. Dollars	352,287	British Pounds	245,000	RBS	370
05/13/16	Norwegian Krone	3,585,000	U.S. Dollars	419,610	GSC	13,546
05/13/16	U.S. Dollars	3,102,975	Australian Dollars	4,131,000	HKSB	(57,214)
05/13/16	U.S. Dollars	696,411	British Pounds	479,000	JPM	8,362
05/13/16	U.S. Dollars	213,418	Australian Dollars	284,000	HKSB	(3,840)
05/16/16	U.S. Dollars	1,369,051	Euro	1,208,000	CITI	(7,489)
05/16/16	Euro	1,208,000	U.S. Dollars	1,351,776	CITI	24,764
05/20/16	Mexican Pesos	2,751,000	U.S. Dollars	154,340	BAR	4,142
07/14/16	U.S. Dollars	1,377,228	Euro	1,206,000	CITI	259
01/03/17	U.S. Dollars	10,121,759	Danish Kroner	68,000,000	DEUT	(375,078)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/03/17	U.S. Dollars	7,401,704	Danish Kroner	50,037,000	UBS	$(322,270)
01/03/17	U.S. Dollars	111,998	Danish Kroner	750,000	DEUT	(3,776)

						$(1,646,859)

Medium-Duration Bond Fund
04/04/16	Euro	13,516,119	U.S. Dollars	15,135,350	UBS	$246,494
04/04/16	U.S. Dollars	2,602,437	Euro	2,346,000	CITI	(67,399)
04/04/16	Euro	312,000	U.S. Dollars	346,868	CITI	8,199
04/04/16	U.S. Dollars	9,366,183	Euro	8,495,119	HSBC	(301,577)
04/04/16	U.S. Dollars	7,943,066	British Pounds	5,681,000	HSBC	(216,341)
04/04/16	British Pounds	5,681,000	U.S. Dollars	8,112,468	GSC	46,940
04/04/16	U.S. Dollars	1,266,008	Euro	1,155,000	CITI	(48,425)
04/04/16	U.S. Dollars	1,179,786	Euro	1,085,000	CITI	(54,985)
04/04/16	U.S. Dollars	969,302	Euro	872,000	HSBC	(23,066)
04/04/16	U.S. Dollars	564,104	Brazilian Reals	2,361,000	JPM	(91,798)
04/04/16	Euro	295,000	U.S. Dollars	330,255	GSC	5,466
04/04/16	U.S. Dollars	229,421	Euro	209,000	BNP	(8,429)
04/04/16	Euro	161,000	U.S. Dollars	179,879	HSBC	3,345
04/04/16	U.S. Dollars	134,533	Euro	122,000	GSC	(4,308)
04/12/16	Chinese Yuan Renminbi	32,910,000	U.S. Dollars	5,094,427	BAR	(8,502)
04/12/16	Chinese Yuan Renminbi	3,210,000	U.S. Dollars	496,673	BOA	(599)
04/12/16	Euro	1,580,000	U.S. Dollars	1,789,935	BAR	8,590
04/12/16	U.S. Dollars	3,918,500	Euro	3,602,257	CITIC	(181,973)
04/12/16	U.S. Dollars	3,595,367	Euro	3,300,000	BAR	(161,045)
04/12/16	U.S. Dollars	3,456,721	Singapore Dollars	4,940,000	BOA	(208,186)
04/12/16	U.S. Dollars	1,783,972	Polish Zloty	6,730,000	BAR	(19,387)
04/12/16	U.S. Dollars	1,683,552	Chinese Yuan Renminbi	11,300,000	BAR	(62,755)
04/12/16	U.S. Dollars	1,649,896	Chinese Yuan Renminbi	11,130,000	BOA	(70,139)
04/12/16	U.S. Dollars	1,536,629	Chinese Yuan Renminbi	10,320,000	BAR	(58,228)
04/12/16	U.S. Dollars	1,296,265	Brazilian Reals	5,411,000	BAR	(203,636)
04/12/16	U.S. Dollars	1,133,080	Euro	1,040,000	BOA	(50,759)
04/12/16	U.S. Dollars	843,266	Chinese Yuan Renminbi	5,660,000	BAR	(31,433)
04/12/16	U.S. Dollars	838,796	Chinese Yuan Renminbi	5,630,000	BAR	(31,266)
04/26/16	New Zealand Dollars	179,000	U.S. Dollars	123,435	CITI	119
04/26/16	New Zealand Dollars	179,000	U.S. Dollars	123,561	CITI	(7)
04/26/16	U.S. Dollars	123,828	Australian Dollars	161,000	UBS	560
04/26/16	U.S. Dollars	123,548	New Zealand Dollars	178,000	WEST	684
04/26/16	U.S. Dollars	123,211	Euro	108,000	DEUT	223
04/26/16	Euro	109,000	U.S. Dollars	124,096	SC	31
04/26/16	Euro	109,000	Swedish Kronor	1,006,757	RBS	2
04/26/16	British Pounds	85,814	Euro	108,000	SS	272
04/26/16	Japanese Yen	27,644,048	U.S. Dollars	245,000	CITI	822
04/26/16	Swedish Kronor	16,765,253	Euro	1,805,083	SS	11,436
04/26/16	Japanese Yen	5,555,839	U.S. Dollars	49,532	CS	(127)
04/26/16	Norwegian Krone	2,086,621	Euro	220,000	RBS	1,609
04/26/16	Norwegian Krone	1,393,370	U.S. Dollars	163,524	BNP	4,847
04/26/16	Swedish Kronor	1,039,406	Euro	111,000	UBS	1,746
04/26/16	Swedish Kronor	1,029,145	Euro	110,000	SS	1,620
04/26/16	Norwegian Krone	1,026,591	Euro	108,000	HSBC	1,062
04/26/16	New Zealand Dollars	734,000	U.S. Dollars	489,436	MLCS	17,205
04/26/16	U.S. Dollars	573,514	New Zealand Dollars	850,564	WEST	(13,584)
04/26/16	U.S. Dollars	470,847	Australian Dollars	634,317	CITI	(14,808)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/26/16	U.S. Dollars	459,233	Canadian Dollars	612,910	CITI	$(12,707)
04/26/16	Euro	369,824	U.S. Dollars	411,157	SC	9,990
04/26/16	Australian Dollars	328,000	U.S. Dollars	244,979	BAR	6,150
04/26/16	Australian Dollars	323,000	U.S. Dollars	247,307	MLCS	(6)
04/26/16	Canadian Dollars	319,270	U.S. Dollars	246,000	RBC	(162)
04/26/16	U.S. Dollars	262,713	Japanese Yen	29,792,165	BNP	(2,211)
04/26/16	U.S. Dollars	252,915	Euro	226,644	CITI	(5,182)
04/26/16	U.S. Dollars	245,000	Japanese Yen	27,654,375	MSCS	(914)
04/26/16	U.S. Dollars	244,000	Canadian Dollars	325,193	RBC	(6,399)
04/26/16	Euro	221,000	U.S. Dollars	246,786	SC	4,884
04/26/16	Euro	220,000	U.S. Dollars	246,741	HSBC	3,790
04/26/16	Euro	217,000	British Pounds	170,001	BAR	2,932
04/26/16	U.S. Dollars	202,859	Australian Dollars	266,976	WEST	(1,547)
04/26/16	New Zealand Dollars	185,000	U.S. Dollars	122,623	BAR	5,073
04/26/16	New Zealand Dollars	183,000	U.S. Dollars	122,319	MSCS	3,996
04/26/16	New Zealand Dollars	180,000	U.S. Dollars	123,343	WEST	901
04/26/16	New Zealand Dollars	179,000	U.S. Dollars	122,282	WEST	1,272
04/26/16	British Pounds	173,659	Euro	220,000	RBS	(1,094)
04/26/16	Australian Dollars	163,000	U.S. Dollars	121,933	UBS	2,865
04/26/16	Australian Dollars	163,000	U.S. Dollars	122,876	SC	1,923
04/26/16	Canadian Dollars	161,168	U.S. Dollars	124,000	RBC	99
04/26/16	Australian Dollars	161,000	U.S. Dollars	123,231	BAR	36
04/26/16	Canadian Dollars	160,798	U.S. Dollars	123,000	BAR	814
04/26/16	Australian Dollars	138,550	U.S. Dollars	104,583	WEST	1,496
04/26/16	U.S. Dollars	123,868	Euro	109,000	BAR	(258)
04/26/16	U.S. Dollars	123,822	Euro	110,000	UBS	(1,444)
04/26/16	U.S. Dollars	123,010	Euro	109,000	JPM	(1,117)
04/26/16	U.S. Dollars	123,000	Canadian Dollars	163,069	BAR	(2,563)
04/26/16	U.S. Dollars	122,814	Euro	110,000	BNP	(2,451)
04/26/16	U.S. Dollars	122,744	New Zealand Dollars	183,000	MSCS	(3,571)
04/26/16	U.S. Dollars	122,642	New Zealand Dollars	182,000	BAR	(2,983)
04/26/16	U.S. Dollars	122,556	Euro	108,000	MLCS	(432)
04/26/16	U.S. Dollars	122,548	Euro	108,000	WEST	(440)
04/26/16	U.S. Dollars	122,362	New Zealand Dollars	183,000	WEST	(3,953)
04/26/16	U.S. Dollars	122,062	Euro	109,000	JPM	(2,064)
04/26/16	Switzerland Francs	121,000	Euro	110,000	UBS	720
04/26/16	U.S. Dollars	120,700	Canadian Dollars	160,625	SS	(2,981)
04/26/16	Switzerland Francs	120,518	Euro	—	UBS	217
04/26/16	New Zealand Dollars	117,787	U.S. Dollars	78,418	CITI	2,884
04/26/16	Euro	112,000	Switzerland Francs	122,675	CS	(186)
04/26/16	Euro	112,000	Swedish Kronor	1,042,801	DEUT	(1,026)
04/26/16	Euro	111,000	British Pounds	86,187	RBS	2,609
04/26/16	Euro	111,000	British Pounds	86,560	CITI	2,073
04/26/16	Euro	111,000	Swedish Kronor	1,027,053	SS	(224)
04/26/16	New Zealand Dollars	110,857	U.S. Dollars	73,559	WEST	2,959
04/26/16	Euro	110,000	U.S. Dollars	122,057	UBS	3,209
04/26/16	Euro	110,000	U.S. Dollars	122,292	HSBC	2,974
04/26/16	Euro	110,000	U.S. Dollars	122,306	SS	2,960
04/26/16	Euro	110,000	U.S. Dollars	122,232	UBS	2,821
04/26/16	Euro	110,000	British Pounds	86,457	BNP	1,083
04/26/16	Euro	110,000	Swedish Kronor	1,015,186	BAR	101
04/26/16	Euro	110,000	Swedish Kronor	1,015,476	SS	65

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/26/16	Euro	110,000	Swedish Kronor	1,022,626	CITI	$(816)
04/26/16	Euro	109,000	U.S. Dollars	122,883	MSCS	1,244
04/26/16	Euro	109,000	U.S. Dollars	123,085	UBS	1,042
04/26/16	Euro	109,000	Norwegian Krone	1,024,371	RBS	345
04/26/16	Euro	108,000	U.S. Dollars	122,176	CS	812
04/26/16	Euro	107,613	Switzerland Francs	117,770	CITI	(75)
04/26/16	Euro	105,678	U.S. Dollars	119,532	SS	811
04/26/16	New Zealand Dollars	104,064	U.S. Dollars	68,643	SC	3,187
04/26/16	Swedish Kronor	93,646	Euro	10,081	CITI	66
04/26/16	New Zealand Dollars	87,274	U.S. Dollars	58,925	CITI	1,316
04/26/16	British Pounds	87,143	Euro	110,000	RBC	(96)
04/26/16	British Pounds	86,861	Euro	110,000	CS	(502)
04/26/16	U.S. Dollars	83,516	Swedish Kronor	696,370	UBS	(2,341)
04/26/16	New Zealand Dollars	80,764	U.S. Dollars	53,875	BNP	1,872
04/26/16	U.S. Dollars	78,469	Swedish Kronor	652,961	JPM	(2,036)
04/26/16	U.S. Dollars	78,348	Canadian Dollars	103,943	CS	(1,688)
04/26/16	U.S. Dollars	58,925	Australian Dollars	78,986	HSBC	(1,550)
04/26/16	U.S. Dollars	54,038	Japanese Yen	6,132,247	CITI	(492)
04/26/16	U.S. Dollars	53,996	Swedish Kronor	451,104	CITI	(1,622)
04/26/16	British Pounds	53,139	U.S. Dollars	75,414	BNP	912
04/26/16	U.S. Dollars	49,489	New Zealand Dollars	71,613	CITI	58
04/26/16	U.S. Dollars	49,039	Euro	44,166	SS	(1,256)
04/26/16	British Pounds	45,161	U.S. Dollars	63,740	SS	1,127
04/26/16	British Pounds	41,524	U.S. Dollars	58,847	CITI	796
05/03/16	U.S. Dollars	15,148,367	Euro	13,516,119	UBS	(246,857)
05/03/16	U.S. Dollars	8,113,065	British Pounds	5,681,000	GSC	(47,070)
05/03/16	Euro	347,000	U.S. Dollars	395,088	GSC	154
05/03/16	Euro	327,000	U.S. Dollars	370,472	CITI	1,990
05/10/16	U.S. Dollars	918,494	Mexican Pesos	16,556,311	RBC	(36,223)
05/13/16	Japanese Yen	197,900,000	U.S. Dollars	1,762,966	UBS	(2,361)
05/13/16	U.S. Dollars	743,921	Canadian Dollars	967,000	CITI	(675)
05/13/16	Canadian Dollars	552,000	U.S. Dollars	413,457	CITI	11,586
05/13/16	U.S. Dollars	176,511	Canadian Dollars	234,000	HSBC	(3,671)
05/13/16	Japanese Yen	411,041,643	U.S. Dollars	3,627,145	JPM	29,661
05/13/16	Japanese Yen	314,600,000	U.S. Dollars	2,799,727	UBS	(908)
05/13/16	Japanese Yen	140,884,000	U.S. Dollars	1,251,554	CITI	1,811
05/13/16	Japanese Yen	130,200,000	U.S. Dollars	1,157,538	HSBC	778
05/13/16	Japanese Yen	65,600,000	U.S. Dollars	578,325	JPM	5,281
05/13/16	U.S. Dollars	5,799,309	Japanese Yen	658,900,000	GSC	(62,553)
05/13/16	Canadian Dollars	4,883,790	U.S. Dollars	3,493,612	CITIC	266,936
05/13/16	U.S. Dollars	3,614,061	Japanese Yen	403,000,000	GSC	28,797
05/13/16	U.S. Dollars	3,554,590	Japanese Yen	402,600,000	CITI	(27,115)
05/13/16	Canadian Dollars	3,064,000	U.S. Dollars	2,258,477	GSC	100,822
05/13/16	U.S. Dollars	2,436,347	Euro	2,156,116	CITIC	(20,345)
05/13/16	Canadian Dollars	2,031,000	U.S. Dollars	1,501,677	CITI	62,206
05/13/16	U.S. Dollars	2,021,137	Japanese Yen	226,800,000	JPM	3,425
05/13/16	U.S. Dollars	2,000,025	British Pounds	1,389,500	BOA	4,108
05/13/16	U.S. Dollars	1,847,550	Canadian Dollars	2,556,000	CITI	(120,586)
05/13/16	U.S. Dollars	975,223	Canadian Dollars	1,355,000	JPM	(68,135)
05/13/16	U.S. Dollars	953,383	Euro	842,308	BOA	(6,347)
05/13/16	Euro	849,687	U.S. Dollars	953,188	UBS	14,951
05/13/16	U.S. Dollars	489,705	Canadian Dollars	677,000	JPM	(31,590)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/13/16	U.S. Dollars	463,853	Canadian Dollars	649,000	CITI	$(35,881)
05/13/16	U.S. Dollars	391,359	Japanese Yen	44,400,000	JPM	(3,643)
05/13/16	U.S. Dollars	352,143	Canadian Dollars	459,000	CITI	(1,290)
05/13/16	U.S. Dollars	35,904	Euro	32,000	UBS	(509)
05/13/16	U.S. Dollars	33,833	Euro	30,000	BOA	(349)
05/13/16	U.S. Dollars	11,029	Euro	9,989	BOA	(353)
05/13/16	British Pounds	10,204	U.S. Dollars	14,282	BOA	375
05/18/16	Russian Rubles	70,260,761	U.S. Dollars	911,383	JPM	120,401
05/18/16	U.S. Dollars	1,165,000	Russian Rubles	83,542,150	GSC	(61,822)
05/19/16	U.S. Dollars	564,105	Euro	502,700	JPM	(8,789)
05/20/16	Mexican Pesos	31,377,891	U.S. Dollars	1,760,400	BAR	47,249
05/20/16	Mexican Pesos	21,641,000	U.S. Dollars	1,214,388	JPM	32,328
05/20/16	Mexican Pesos	11,083,000	U.S. Dollars	621,520	JPM	16,961
05/20/16	U.S. Dollars	1,448,943	Mexican Pesos	25,372,000	CITI	(12,713)
05/20/16	U.S. Dollars	1,311,199	Mexican Pesos	23,640,000	BNP	(50,678)
05/20/16	U.S. Dollars	1,225,571	Mexican Pesos	21,579,000	CITI	(17,573)
05/20/16	U.S. Dollars	419,999	Mexican Pesos	7,363,000	BAR	(4,176)
05/20/16	U.S. Dollars	142,000	Mexican Pesos	2,482,657	GSC	(1,023)
05/24/16	Thailand Baht	20,491,800	U.S. Dollars	574,000	JPM	7,715
05/24/16	Thailand Baht	16,674,900	U.S. Dollars	465,000	JPM	8,362
05/24/16	Indian Rupees	9,281,162	U.S. Dollars	136,167	CITI	2,552
05/24/16	Taiwan Dollars	8,584,960	U.S. Dollars	256,000	CITI	10,895
05/24/16	Thailand Baht	8,232,550	U.S. Dollars	229,000	JPM	4,703
05/24/16	Thailand Baht	7,397,460	U.S. Dollars	206,000	JPM	3,997
05/24/16	Taiwan Dollars	7,037,100	U.S. Dollars	210,000	JPM	8,774
05/24/16	Taiwan Dollars	6,903,060	U.S. Dollars	206,000	JPM	8,607
05/24/16	Taiwan Dollars	6,852,360	U.S. Dollars	204,000	CITI	9,031
05/24/16	Taiwan Dollars	3,483,637	U.S. Dollars	105,437	JPM	2,865
05/24/16	Taiwan Dollars	3,049,800	U.S. Dollars	92,000	CS	2,814
05/24/16	Malaysian Ringgits	2,286,576	U.S. Dollars	536,000	DEUT	47,469
05/24/16	Malaysian Ringgits	1,767,916	U.S. Dollars	411,000	UBS	40,122
05/24/16	Malaysian Ringgits	1,766,745	U.S. Dollars	414,000	GSC	36,823
05/24/16	Malaysian Ringgits	1,697,486	U.S. Dollars	406,000	JPM	27,150
05/24/16	Malaysian Ringgits	1,454,526	U.S. Dollars	342,000	UBS	29,154
05/24/16	Malaysian Ringgits	1,271,902	U.S. Dollars	297,000	DEUT	27,553
05/24/16	Thailand Baht	1,256,500	U.S. Dollars	35,000	CITI	669
05/24/16	Malaysian Ringgits	1,209,300	U.S. Dollars	290,000	UBS	18,579
05/24/16	Malaysian Ringgits	1,192,485	U.S. Dollars	277,000	CITI	27,288
05/24/16	U.S. Dollars	1,168,541	Thailand Baht	41,623,421	DEUT	(13,053)
05/24/16	U.S. Dollars	1,135,452	Malaysian Ringgits	4,747,891	UBS	(76,076)
05/24/16	U.S. Dollars	1,069,895	Malaysian Ringgits	4,545,984	HSBC	(90,111)
05/24/16	U.S. Dollars	1,062,683	Malaysian Ringgits	4,421,826	UBS	(65,641)
05/24/16	Malaysian Ringgits	1,013,194	U.S. Dollars	247,000	JPM	11,538
05/24/16	Malaysian Ringgits	871,488	U.S. Dollars	204,000	JPM	18,379
05/24/16	U.S. Dollars	833,552	Malaysian Ringgits	3,628,451	BNP	(92,326)
05/24/16	Malaysian Ringgits	809,635	U.S. Dollars	193,000	BAR	13,596
05/24/16	U.S. Dollars	806,541	Taiwan Dollars	27,019,110	HSBC	(33,449)
05/24/16	Malaysian Ringgits	736,232	U.S. Dollars	177,000	CITI	10,865
05/24/16	Malaysian Ringgits	482,623	U.S. Dollars	113,000	HSBC	10,152
05/24/16	U.S. Dollars	333,000	Thailand Baht	12,184,470	BAR	(12,889)
05/24/16	Malaysian Ringgits	308,016	U.S. Dollars	72,000	HSBC	6,597
05/24/16	U.S. Dollars	289,000	Taiwan Dollars	9,707,510	JPM	(12,794)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/24/16	U.S. Dollars	173,000	Mexican Pesos	3,034,126	RBS	$(1,725)
05/24/16	Malaysian Ringgits	155,664	U.S. Dollars	36,000	DEUT	3,721
05/24/16	Malaysian Ringgits	118,580	U.S. Dollars	28,000	HSBC	2,258
05/24/16	Malaysian Ringgits	34,640	U.S. Dollars	8,000	CITI	839
05/24/16	Malaysian Ringgits	25,032	U.S. Dollars	6,000	DEUT	387
05/24/16	U.S. Dollars	9,924	Singapore Dollars	14,000	HSBC	(461)
06/02/16	U.S. Dollars	636,165	Brazilian Reals	2,361,000	JPM	(8,992)
06/15/16	Norwegian Krone	2,139,759	Euro	226,000	UBS	704
06/15/16	Switzerland Francs	122,321	Euro	112,206	UBS	(325)
06/15/16	Euro	113,000	Switzerland Francs	122,092	CS	1,469
06/16/16	U.S. Dollars	1,010,222	Mexican Pesos	18,264,811	MSCS	(39,506)
07/14/16	Indian Rupees	235,150,000	U.S. Dollars	3,501,079	BOA	(17,354)
07/14/16	U.S. Dollars	5,060,352	Chinese Yuan Renminbi	32,910,000	BAR	(8,106)
07/14/16	U.S. Dollars	494,417	Chinese Yuan Renminbi	3,210,000	BOA	46
09/14/16	Chinese Yuan Renminbi	12,661,426	U.S. Dollars	1,864,222	UBS	82,537
09/14/16	U.S. Dollars	739,351	Chinese Yuan Renminbi	5,010,950	BNP	(31,109)
09/14/16	U.S. Dollars	593,000	Chinese Yuan Renminbi	3,900,161	UBS	(6,670)
09/14/16	U.S. Dollars	570,000	Chinese Yuan Renminbi	3,750,315	BNP	(6,630)
09/26/16	Chinese Yuan Renminbi	3,170,976	U.S. Dollars	464,000	UBS	23,398
09/26/16	Chinese Yuan Renminbi	3,033,692	U.S. Dollars	446,000	DEUT	20,297
09/26/16	U.S. Dollars	914,738	Chinese Yuan Renminbi	6,204,668	GSC	(38,957)
09/30/16	Chinese Yuan Renminbi	7,610,760	U.S. Dollars	1,121,373	JPM	48,340
09/30/16	U.S. Dollars	1,160,000	Chinese Yuan Renminbi	7,610,760	JPM	(9,713)
10/11/16	Chinese Yuan Renminbi	11,927,074	U.S. Dollars	1,744,234	GSC	88,432
10/11/16	Chinese Yuan Renminbi	6,204,668	U.S. Dollars	913,391	GSC	39,993
10/11/16	Chinese Yuan Renminbi	5,010,950	U.S. Dollars	737,447	BNP	32,516
10/11/16	U.S. Dollars	1,491,000	Chinese Yuan Renminbi	9,748,158	JPM	(6,863)
10/11/16	U.S. Dollars	1,120,135	Chinese Yuan Renminbi	7,610,760	JPM	(49,304)
10/11/16	U.S. Dollars	1,042,437	Chinese Yuan Renminbi	7,084,405	BNP	(46,124)
10/11/16	Chinese Yuan Renminbi	660,288	U.S. Dollars	98,816	DEUT	2,641
10/11/16	U.S. Dollars	332,000	Chinese Yuan Renminbi	2,178,916	HSBC	(2,803)
12/05/16	Chinese Yuan Renminbi	4,498,353	U.S. Dollars	660,619	DEUT	29,770
12/05/16	Chinese Yuan Renminbi	3,723,042	U.S. Dollars	541,730	JPM	29,667
12/05/16	U.S. Dollars	1,235,000	Chinese Yuan Renminbi	8,221,395	JPM	(26,787)
12/07/16	Chinese Yuan Renminbi	7,084,405	U.S. Dollars	1,036,641	BNP	50,599
12/07/16	Chinese Yuan Renminbi	1,792,647	U.S. Dollars	263,819	GSC	11,298
12/07/16	U.S. Dollars	1,336,000	Chinese Yuan Renminbi	8,877,052	HSBC	(26,356)

						$(1,537,773)

Global Bond Fund
04/07/16	Brazilian Reals	10,249,000	U.S. Dollars	2,874,895	BAR	$(30,007)
04/07/16	U.S. Dollars	3,563,123	Indian Rupees	235,950,000	JPM	4,867
04/07/16	U.S. Dollars	2,359,371	Indian Rupees	156,237,535	CITI	3,223
04/07/16	Indian Rupees	235,950,000	U.S. Dollars	3,482,143	JPM	76,113
04/07/16	Indian Rupees	156,237,535	U.S. Dollars	2,308,815	CITIC	47,332
04/07/16	U.S. Dollars	1,484,216	Brazilian Reals	5,990,000	BAR	(178,470)
04/07/16	U.S. Dollars	679,208	Brazilian Reals	2,809,000	BAR	(100,506)
04/07/16	U.S. Dollars	391,998	Brazilian Reals	1,450,000	BAR	(10,489)
05/13/16	Japanese Yen	744,255,000	U.S. Dollars	6,492,321	DEUT	128,896
05/13/16	Japanese Yen	231,200,000	U.S. Dollars	2,007,556	UBS	49,300
05/13/16	Mexican Pesos	15,669,581	U.S. Dollars	833,512	DEUT	69,809
05/13/16	U.S. Dollars	6,678,677	Euro	5,988,878	HSBC	(145,086)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/13/16	U.S. Dollars	6,108,234	British Pounds	4,194,041	DEUT	$83,795
05/13/16	Swedish Kronor	5,133,306	U.S. Dollars	607,093	BAR	26,222
05/13/16	Euro	3,420,000	U.S. Dollars	3,878,759	HSBC	18,009
05/13/16	U.S. Dollars	2,884,308	Euro	2,550,000	JPM	(21,177)
05/13/16	Mexican Pesos	2,395,498	U.S. Dollars	134,805	DEUT	3,291
05/13/16	U.S. Dollars	2,046,710	Euro	1,808,255	BOA	(13,627)
05/13/16	South African Rand	1,616,591	U.S. Dollars	104,847	CITIC	3,700
05/13/16	U.S. Dollars	1,397,754	British Pounds	970,000	RBC	4,419
05/13/16	U.S. Dollars	1,283,608	Euro	1,135,966	CITIC	(10,719)
05/13/16	U.S. Dollars	1,168,881	British Pounds	809,710	BAR	5,791
05/13/16	U.S. Dollars	936,917	British Pounds	650,000	UBS	3,238
05/13/16	U.S. Dollars	686,524	Euro	625,000	JPM	(25,604)
05/13/16	U.S. Dollars	653,296	Euro	600,000	CITIC	(30,348)
05/13/16	U.S. Dollars	607,209	Swedish Kronor	5,130,000	UBS	(25,699)
05/13/16	British Pounds	500,000	U.S. Dollars	716,741	UBS	1,474
05/13/16	U.S. Dollars	342,087	Euro	304,942	UBS	(5,366)
05/13/16	U.S. Dollars	288,352	British Pounds	200,000	GSC	1,066
05/13/16	U.S. Dollars	277,495	Japanese Yen	32,140,000	HSBC	(8,437)
05/13/16	U.S. Dollars	98,101	South African Rand	1,616,591	CITIC	(10,445)
07/11/16	Indian Rupees	235,950,000	U.S. Dollars	3,515,346	JPM	(17,908)
07/11/16	Indian Rupees	156,237,535	U.S. Dollars	2,327,734	CITI	(11,858)
07/11/16	U.S. Dollars	2,803,337	Brazilian Reals	10,249,000	BAR	34,160

						$(81,041)

Defensive Market Strategies Fund
06/30/16	U.S. Dollars	3,772,680	Euro	3,368,329	UBS	$(71,264)
06/30/16	U.S. Dollars	312,050	Canadian Dollars	411,841	MSCS	(5,080)
06/30/16	U.S. Dollars	198,243	Japanese Yen	22,262,240	CS	(131)
06/30/16	Canadian Dollars	36,373	U.S. Dollars	27,481	MSCS	527
06/30/16	Canadian Dollars	29,033	U.S. Dollars	22,392	MSCS	(36)

						$(75,984)

International Equity Fund
06/15/16	Japanese Yen	1,814,462,086	U.S. Dollars	16,081,581	CITIG	$77,487
06/15/16	Japanese Yen	1,458,815,529	U.S. Dollars	12,848,351	CITIG	143,433
06/15/16	Japanese Yen	1,242,331,665	U.S. Dollars	10,971,586	CITIG	92,256
06/15/16	Japanese Yen	750,840,684	U.S. Dollars	6,606,892	CITIG	79,876
06/15/16	Japanese Yen	744,142,036	U.S. Dollars	6,650,088	CITIG	(22,977)
06/15/16	Japanese Yen	546,564,000	U.S. Dollars	4,830,712	CITIG	36,827
06/15/16	Japanese Yen	499,975,000	U.S. Dollars	4,455,407	CITIG	(2,776)
06/15/16	Hong Kong Dollars	16,822,000	U.S. Dollars	2,163,582	CITIG	5,895
06/15/16	Swedish Kronor	15,111,000	U.S. Dollars	1,842,707	CITIG	23,943
06/15/16	U.S. Dollars	12,707,430	British Pounds	9,105,746	CITIG	(374,057)
06/15/16	Japanese Yen	11,765,000	U.S. Dollars	105,585	CITIG	(810)
06/15/16	Norwegian Krone	11,746,000	U.S. Dollars	1,410,342	CITIG	8,612
06/15/16	Euro	11,141,078	U.S. Dollars	12,145,781	CITIG	562,205
06/15/16	Canadian Dollars	10,693,000	U.S. Dollars	8,000,764	CITIG	233,071
06/15/16	U.S. Dollars	10,587,309	Canadian Dollars	14,316,000	CITIG	(436,313)
06/15/16	Swedish Kronor	10,565,973	U.S. Dollars	1,231,642	CITIG	73,564
06/15/16	Swedish Kronor	10,518,806	U.S. Dollars	1,233,383	CITIG	65,997
06/15/16	Euro	9,304,779	U.S. Dollars	10,158,810	CITIG	454,615
06/15/16	Australian Dollars	9,152,000	U.S. Dollars	6,803,613	CITIG	186,799

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/16	Swedish Kronor	9,073,614	U.S. Dollars	1,055,714	CITIG	$65,143
06/15/16	U.S. Dollars	8,527,551	Euro	7,715,000	CITIG	(272,505)
06/15/16	Swedish Kronor	7,441,937	U.S. Dollars	879,665	CITIG	39,632
06/15/16	Israeli Shekels	7,074,000	U.S. Dollars	1,823,767	CITIG	63,020
06/15/16	U.S. Dollars	6,979,972	New Zealand Dollars	10,305,000	CITIG	(114,363)
06/15/16	U.S. Dollars	6,953,527	British Pounds	4,885,000	CITIG	(64,357)
06/15/16	U.S. Dollars	6,791,045	British Pounds	4,839,254	CITIG	(161,119)
06/15/16	Euro	6,236,143	U.S. Dollars	6,780,647	CITIG	332,563
06/15/16	U.S. Dollars	6,038,475	Switzerland Francs	6,015,948	CITIG	(240,173)
06/15/16	U.S. Dollars	5,221,968	Japanese Yen	580,817,000	CITIG	49,382
06/15/16	New Zealand Dollars	4,842,306	U.S. Dollars	3,177,746	CITIG	155,873
06/15/16	New Zealand Dollars	4,608,694	U.S. Dollars	3,017,208	CITIG	155,584
06/15/16	U.S. Dollars	4,464,283	British Pounds	3,150,000	CITIG	(61,067)
06/15/16	Australian Dollars	4,158,000	U.S. Dollars	3,159,572	CITIG	16,360
06/15/16	U.S. Dollars	4,090,863	New Zealand Dollars	6,223,000	CITIG	(193,276)
06/15/16	U.S. Dollars	4,033,608	Switzerland Francs	3,986,740	CITIG	(127,222)
06/15/16	Swedish Kronor	3,790,670	U.S. Dollars	449,309	CITIG	18,950
06/15/16	U.S. Dollars	3,651,032	Norwegian Krone	31,160,388	CITIG	(113,240)
06/15/16	British Pounds	3,363,000	U.S. Dollars	4,872,366	CITIG	(41,017)
06/15/16	U.S. Dollars	3,227,154	Switzerland Francs	3,209,312	CITIG	(122,300)
06/15/16	U.S. Dollars	2,975,833	British Pounds	2,082,000	CITIG	(15,208)
06/15/16	U.S. Dollars	2,790,088	Australian Dollars	3,926,000	CITIG	(208,640)
06/15/16	Norwegian Krone	2,777,000	U.S. Dollars	330,870	CITIG	4,600
06/15/16	U.S. Dollars	2,678,729	Norwegian Krone	23,303,425	CITIG	(136,397)
06/15/16	Norwegian Krone	2,006,000	U.S. Dollars	230,361	CITIG	11,970
06/15/16	Australian Dollars	1,950,209	U.S. Dollars	1,401,279	CITIG	88,315
06/15/16	Australian Dollars	1,925,531	U.S. Dollars	1,364,908	CITIG	105,836
06/15/16	U.S. Dollars	1,908,723	Japanese Yen	216,513,000	CITIG	(19,478)
06/15/16	U.S. Dollars	1,888,084	Euro	1,681,000	CITIG	(29,336)
06/15/16	British Pounds	1,753,000	U.S. Dollars	2,446,478	CITIG	71,915
06/15/16	Australian Dollars	1,752,260	U.S. Dollars	1,241,796	CITIG	96,602
06/15/16	Canadian Dollars	1,726,000	U.S. Dollars	1,328,556	CITIG	501
06/15/16	U.S. Dollars	1,706,650	Norwegian Krone	14,823,902	CITIG	(84,123)
06/15/16	Swedish Kronor	1,528,000	U.S. Dollars	180,859	CITIG	7,894
06/15/16	Danish Kroner	1,477,000	U.S. Dollars	219,381	CITIG	6,725
06/15/16	U.S. Dollars	1,460,770	Norwegian Krone	12,637,099	CITIG	(65,830)
06/15/16	Singapore Dollars	1,454,948	U.S. Dollars	1,034,082	CITIG	44,854
06/15/16	Euro	1,422,000	U.S. Dollars	1,600,865	CITIG	21,128
06/15/16	Euro	1,333,000	U.S. Dollars	1,484,381	CITIG	36,095
06/15/16	Singapore Dollars	1,296,052	U.S. Dollars	918,343	CITIG	42,762
06/15/16	U.S. Dollars	1,243,894	Norwegian Krone	10,640,000	CITIG	(41,451)
06/15/16	U.S. Dollars	1,217,271	Norwegian Krone	10,396,815	CITIG	(38,696)
06/15/16	Switzerland Francs	1,179,000	U.S. Dollars	1,222,590	CITIG	7,894
06/15/16	Euro	1,150,000	U.S. Dollars	1,301,552	CITIG	10,187
06/15/16	Canadian Dollars	1,094,000	U.S. Dollars	814,431	CITIG	27,972
06/15/16	U.S. Dollars	1,088,847	British Pounds	774,000	CITIG	(23,096)
06/15/16	U.S. Dollars	1,073,374	Switzerland Francs	1,062,000	CITIG	(35,001)
06/15/16	U.S. Dollars	1,065,494	Japanese Yen	119,999,000	CITIG	(3,182)
06/15/16	Hong Kong Dollars	1,063,000	U.S. Dollars	136,900	CITIG	191
06/15/16	U.S. Dollars	1,057,926	Japanese Yen	120,150,000	CITIG	(12,094)
06/15/16	U.S. Dollars	1,001,466	Danish Kroner	6,850,000	CITIG	(47,167)
06/15/16	Hong Kong Dollars	964,000	U.S. Dollars	124,413	CITIG	(89)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/16	U.S. Dollars	890,439	Norwegian Krone	7,607,585	CITIG	$(28,581)
06/15/16	U.S. Dollars	852,086	Norwegian Krone	7,300,786	CITIG	(29,872)
06/15/16	U.S. Dollars	832,613	Australian Dollars	1,151,000	CITIG	(46,535)
06/15/16	U.S. Dollars	811,615	Euro	745,000	CITIG	(38,164)
06/15/16	Danish Kroner	680,000	U.S. Dollars	101,415	CITIG	2,683
06/15/16	Canadian Dollars	512,000	U.S. Dollars	382,966	CITIG	11,285
06/15/16	U.S. Dollars	469,472	Hong Kong Dollars	3,649,000	CITIG	(1,127)
06/15/16	Australian Dollars	455,000	U.S. Dollars	338,046	CITIG	9,489
06/15/16	Hong Kong Dollars	414,000	U.S. Dollars	53,385	CITIG	8
06/15/16	Hong Kong Dollars	409,000	U.S. Dollars	52,739	CITIG	8
06/15/16	Switzerland Francs	257,000	U.S. Dollars	258,656	CITIG	9,566
06/15/16	U.S. Dollars	241,128	Swedish Kronor	2,074,000	CITIG	(15,071)
06/15/16	Swedish Kronor	211,000	U.S. Dollars	24,800	CITIG	1,265
06/15/16	Israeli Shekels	210,000	U.S. Dollars	54,091	CITIG	1,921
06/15/16	Danish Kroner	202,000	U.S. Dollars	29,453	CITIG	1,470
06/15/16	Australian Dollars	187,000	U.S. Dollars	140,886	CITIG	1,947
06/15/16	U.S. Dollars	162,413	Singapore Dollars	228,000	CITIG	(6,663)
06/15/16	Hong Kong Dollars	152,000	U.S. Dollars	19,560	CITIG	43
06/15/16	Singapore Dollars	143,000	U.S. Dollars	103,077	CITIG	2,967
06/15/16	Singapore Dollars	116,000	U.S. Dollars	85,704	CITIG	317
06/15/16	U.S. Dollars	111,988	Euro	103,000	CITIG	(5,499)
06/15/16	U.S. Dollars	81,714	Swedish Kronor	678,000	CITIG	(2,039)
06/15/16	U.S. Dollars	72,313	British Pounds	51,000	CITIG	(955)
06/15/16	British Pounds	56,000	U.S. Dollars	79,679	CITIG	771
06/15/16	U.S. Dollars	55,819	Israeli Shekels	214,000	CITIG	(1,259)
06/15/16	Israeli Shekels	55,000	U.S. Dollars	14,169	CITIG	500
06/15/16	U.S. Dollars	53,232	Danish Kroner	353,000	CITIG	(807)
06/15/16	Australian Dollars	37,000	U.S. Dollars	28,104	CITIG	157
06/15/16	Switzerland Francs	36,000	U.S. Dollars	37,248	CITIG	324
06/15/16	U.S. Dollars	35,108	Danish Kroner	231,000	CITIG	(255)
06/15/16	U.S. Dollars	35,107	Israeli Shekels	137,000	CITIG	(1,434)
06/15/16	U.S. Dollars	30,052	Australian Dollars	41,000	CITIG	(1,264)
06/15/16	U.S. Dollars	29,284	Danish Kroner	194,000	CITIG	(415)
06/15/16	U.S. Dollars	26,358	Euro	24,000	CITIG	(1,017)
06/15/16	Norwegian Krone	25,000	U.S. Dollars	2,909	CITIG	111
06/15/16	U.S. Dollars	21,266	Singapore Dollars	29,000	CITIG	(239)
06/15/16	Singapore Dollars	20,000	U.S. Dollars	14,480	CITIG	352
06/15/16	Danish Kroner	15,000	U.S. Dollars	2,209	CITIG	87
06/15/16	U.S. Dollars	14,066	Hong Kong Dollars	109,000	CITIG	9
06/15/16	Singapore Dollars	14,000	U.S. Dollars	9,951	CITIG	431
06/15/16	Israeli Shekels	14,000	U.S. Dollars	3,668	CITIG	67
06/15/16	U.S. Dollars	12,981	Israeli Shekels	50,000	CITIG	(355)
06/15/16	U.S. Dollars	9,487	Singapore Dollars	13,000	CITIG	(153)
06/15/16	Switzerland Francs	6,000	U.S. Dollars	6,084	CITIG	178
06/15/16	U.S. Dollars	4,375	Danish Kroner	30,000	CITIG	(217)
06/15/16	U.S. Dollars	3,308	Euro	3,000	CITIG	(114)

						$283,089

Emerging Markets Equity Fund
06/15/16	Indonesian Rupiahs	5,472,548,866	U.S. Dollars	408,187	CITIG	$(625)
06/15/16	Indonesian Rupiahs	3,851,447,229	U.S. Dollars	281,643	CITIG	5,190
06/15/16	Indonesian Rupiahs	3,845,685,902	U.S. Dollars	284,656	CITIG	1,748

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/16	Indonesian Rupiahs	3,741,021,791	U.S. Dollars	273,268	CITIG	$5,341
06/15/16	Chilean Peso	1,303,364,154	U.S. Dollars	1,879,678	CITIG	52,500
06/15/16	Chilean Peso	1,270,574,846	U.S. Dollars	1,803,520	CITIG	80,051
06/15/16	Columbian Peso	1,140,000,000	U.S. Dollars	351,139	CITIG	25,581
06/15/16	Columbian Peso	880,000,000	U.S. Dollars	274,190	CITIG	16,612
06/15/16	Columbian Peso	740,000,000	U.S. Dollars	233,475	CITIG	11,062
06/15/16	Columbian Peso	690,000,000	U.S. Dollars	223,464	CITIG	4,550
06/15/16	South Korean Won	620,000,000	U.S. Dollars	534,729	CITIG	6,330
06/15/16	Columbian Peso	610,000,000	U.S. Dollars	197,304	CITIG	4,274
06/15/16	Columbian Peso	600,000,000	U.S. Dollars	185,411	CITIG	12,863
06/15/16	Columbian Peso	560,000,000	U.S. Dollars	173,384	CITIG	11,672
06/15/16	Columbian Peso	550,000,000	U.S. Dollars	170,689	CITIG	11,062
06/15/16	Columbian Peso	470,000,000	U.S. Dollars	148,179	CITIG	7,136
06/15/16	South Korean Won	390,000,000	U.S. Dollars	333,705	CITIG	6,639
06/15/16	South Korean Won	320,000,000	U.S. Dollars	275,992	CITIG	3,264
06/15/16	South Korean Won	300,000,000	U.S. Dollars	257,600	CITIG	4,203
06/15/16	Columbian Peso	290,000,000	U.S. Dollars	94,126	CITIG	1,707
06/15/16	Hungarian Forint	263,244,784	U.S. Dollars	920,987	CITIG	32,205
06/15/16	Hungarian Forint	259,321,118	U.S. Dollars	920,545	CITIG	18,440
06/15/16	Hungarian Forint	250,115,537	U.S. Dollars	889,698	CITIG	15,953
06/15/16	Hungarian Forint	247,689,431	U.S. Dollars	873,425	CITIG	23,442
06/15/16	South Korean Won	180,000,000	U.S. Dollars	154,638	CITIG	2,444
06/15/16	South Korean Won	150,000,000	U.S. Dollars	128,167	CITIG	2,734
06/15/16	Hungarian Forint	131,825,022	U.S. Dollars	460,349	CITIG	16,981
06/15/16	Hungarian Forint	130,494,108	U.S. Dollars	460,298	CITIG	12,212
06/15/16	Indian Rupees	32,119,535	U.S. Dollars	462,386	CITIG	15,850
06/15/16	Indian Rupees	30,000,000	U.S. Dollars	441,505	CITIG	5,173
06/15/16	Czech Republic Koruna	27,734,461	U.S. Dollars	1,118,329	CITIG	50,845
06/15/16	Indian Rupees	24,860,983	U.S. Dollars	355,019	CITIG	15,143
06/15/16	Indian Rupees	24,264,482	U.S. Dollars	352,273	CITIG	9,007
06/15/16	Czech Republic Koruna	23,202,565	U.S. Dollars	932,319	CITIG	45,808
06/15/16	Indian Rupees	21,000,000	U.S. Dollars	311,066	CITIG	1,608
06/15/16	Czech Republic Koruna	19,962,974	U.S. Dollars	807,795	CITIG	33,764
06/15/16	Indian Rupees	17,000,000	U.S. Dollars	250,609	CITIG	2,508
06/15/16	Mexican Pesos	16,800,000	U.S. Dollars	930,365	CITIG	35,256
06/15/16	Indian Rupees	16,000,000	U.S. Dollars	233,344	CITIG	4,884
06/15/16	Mexican Pesos	15,100,000	U.S. Dollars	844,319	CITIG	23,590
06/15/16	South African Rand	13,966,000	U.S. Dollars	867,457	CITIG	63,989
06/15/16	Hong Kong Dollars	13,212,000	U.S. Dollars	1,699,277	CITIG	4,630
06/15/16	Mexican Pesos	11,100,000	U.S. Dollars	620,374	CITIG	17,626
06/15/16	Mexican Pesos	8,900,000	U.S. Dollars	498,029	CITIG	13,520
06/15/16	Mexican Pesos	8,800,000	U.S. Dollars	487,550	CITIG	18,251
06/15/16	Philippine Peso	8,300,000	U.S. Dollars	176,296	CITIG	3,207
06/15/16	Indian Rupees	8,000,000	U.S. Dollars	117,242	CITIG	1,872
06/15/16	Philippine Peso	7,700,000	U.S. Dollars	163,970	CITIG	2,557
06/15/16	Brazilian Reals	5,900,000	U.S. Dollars	1,511,266	CITIG	95,000
06/15/16	Brazilian Reals	5,630,000	U.S. Dollars	1,478,880	CITIG	53,878
06/15/16	Mexican Pesos	5,300,000	U.S. Dollars	293,305	CITIG	11,325
06/15/16	Malaysian Ringgits	5,125,773	U.S. Dollars	1,236,148	CITIG	69,559
06/15/16	Mexican Pesos	5,100,000	U.S. Dollars	283,721	CITIG	9,414
06/15/16	Indian Rupees	5,000,000	U.S. Dollars	73,151	CITIG	1,295
06/15/16	Philippine Peso	4,500,000	U.S. Dollars	96,319	CITIG	1,002

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/16	Turkish Lira	4,433,840	U.S. Dollars	1,454,367	CITIG	$86,734
06/15/16	Malaysian Ringgits	4,200,590	U.S. Dollars	1,007,267	CITIG	62,764
06/15/16	Malaysian Ringgits	4,174,580	U.S. Dollars	1,006,921	CITIG	56,484
06/15/16	Israeli Shekels	3,710,000	U.S. Dollars	956,485	CITIG	33,051
06/15/16	Brazilian Reals	3,600,000	U.S. Dollars	971,948	CITIG	8,146
06/15/16	Turkish Lira	3,488,435	U.S. Dollars	1,148,769	CITIG	63,732
06/15/16	Brazilian Reals	3,260,000	U.S. Dollars	876,571	CITIG	10,959
06/15/16	Brazilian Reals	3,230,000	U.S. Dollars	870,692	CITIG	8,670
06/15/16	Brazilian Reals	3,190,000	U.S. Dollars	853,079	CITIG	15,393
06/15/16	U.S. Dollars	2,911,730	Mexican Pesos	52,798,420	CITIG	(122,988)
06/15/16	U.S. Dollars	2,893,295	Brazilian Reals	11,819,155	CITIG	(324,450)
06/15/16	Malaysian Ringgits	2,817,945	U.S. Dollars	671,182	CITIG	46,644
06/15/16	Malaysian Ringgits	2,815,112	U.S. Dollars	664,069	CITIG	53,034
06/15/16	Turkish Lira	2,707,880	U.S. Dollars	910,671	CITIG	30,526
06/15/16	Brazilian Reals	2,690,000	U.S. Dollars	694,467	CITIG	37,881
06/15/16	South African Rand	2,600,000	U.S. Dollars	158,028	CITIG	15,376
06/15/16	Turkish Lira	2,598,452	U.S. Dollars	861,659	CITIG	41,504
06/15/16	U.S. Dollars	2,494,826	Mexican Pesos	44,917,394	CITIG	(86,910)
06/15/16	Hong Kong Dollars	2,400,000	U.S. Dollars	309,744	CITIG	(224)
06/15/16	Brazilian Reals	2,350,000	U.S. Dollars	637,513	CITIG	2,270
06/15/16	Turkish Lira	2,176,794	U.S. Dollars	718,831	CITIG	37,773
06/15/16	Turkish Lira	2,162,942	U.S. Dollars	718,415	CITIG	33,374
06/15/16	Turkish Lira	2,153,218	U.S. Dollars	717,910	CITIG	30,500
06/15/16	Brazilian Reals	2,110,000	U.S. Dollars	555,190	CITIG	19,254
06/15/16	U.S. Dollars	2,081,794	Mexican Pesos	37,996,586	CITIG	(102,152)
06/15/16	Brazilian Reals	1,950,000	U.S. Dollars	502,238	CITIG	28,647
06/15/16	Brazilian Reals	1,820,000	U.S. Dollars	489,700	CITIG	5,792
06/15/16	Brazilian Reals	1,790,000	U.S. Dollars	474,232	CITIG	13,093
06/15/16	U.S. Dollars	1,788,229	Singapore Dollars	2,470,000	CITIG	(43,433)
06/15/16	Polish Zloty	1,730,000	U.S. Dollars	432,918	CITIG	30,315
06/15/16	Malaysian Ringgits	1,610,000	U.S. Dollars	402,679	CITIG	7,443
06/15/16	Polish Zloty	1,400,000	U.S. Dollars	370,010	CITIG	4,861
06/15/16	Brazilian Reals	1,380,000	U.S. Dollars	375,367	CITIG	336
06/15/16	U.S. Dollars	1,366,473	Singapore Dollars	1,880,000	CITIG	(27,667)
06/15/16	Malaysian Ringgits	1,350,000	U.S. Dollars	340,768	CITIG	3,123
06/15/16	U.S. Dollars	1,330,930	Singapore Dollars	1,850,000	CITIG	(40,962)
06/15/16	Malaysian Ringgits	1,280,000	U.S. Dollars	312,536	CITIG	13,523
06/15/16	South African Rand	1,200,000	U.S. Dollars	74,886	CITIG	5,146
06/15/16	U.S. Dollars	1,005,052	Brazilian Reals	4,143,845	CITIG	(123,103)
06/15/16	Indian Rupees	1,000,000	U.S. Dollars	14,609	CITIG	280
06/15/16	Hong Kong Dollars	1,000,000	U.S. Dollars	128,992	CITIG	(26)
06/15/16	Thailand Baht	1,000,000	U.S. Dollars	28,819	CITIG	(444)
06/15/16	U.S. Dollars	969,412	Mexican Pesos	17,000,000	CITIG	(7,705)
06/15/16	U.S. Dollars	921,597	Polish Zloty	3,630,000	CITIG	(50,390)
06/15/16	Hong Kong Dollars	900,000	U.S. Dollars	115,814	CITIG	256
06/15/16	Hong Kong Dollars	900,000	U.S. Dollars	116,053	CITIG	17
06/15/16	U.S. Dollars	886,249	Taiwan Dollars	29,498,922	CITIG	(31,089)
06/15/16	Turkish Lira	863,439	U.S. Dollars	288,304	CITIG	11,807
06/15/16	U.S. Dollars	857,725	Polish Zloty	3,393,000	CITIG	(50,802)
06/15/16	U.S. Dollars	826,790	Philippine Peso	39,702,594	CITIG	(31,855)
06/15/16	Thailand Baht	800,000	U.S. Dollars	22,904	CITIG	(204)
06/15/16	U.S. Dollars	797,962	South Korean Won	950,000,000	CITIG	(31,081)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/16	U.S. Dollars	759,326	Singapore Dollars	1,050,000	CITIG	$(19,316)
06/15/16	U.S. Dollars	757,395	Mexican Pesos	13,630,508	CITIG	(26,052)
06/15/16	U.S. Dollars	712,973	South Korean Won	850,000,000	CITIG	(28,802)
06/15/16	U.S. Dollars	709,022	Taiwan Dollars	23,306,666	CITIG	(15,754)
06/15/16	Hong Kong Dollars	700,000	U.S. Dollars	90,098	CITIG	178
06/15/16	Hong Kong Dollars	700,000	U.S. Dollars	90,187	CITIG	90
06/15/16	Hong Kong Dollars	700,000	U.S. Dollars	90,288	CITIG	(11)
06/15/16	U.S. Dollars	663,429	Taiwan Dollars	22,069,053	CITIG	(22,860)
06/15/16	Israeli Shekels	650,000	U.S. Dollars	167,993	CITIG	5,376
06/15/16	Polish Zloty	630,000	U.S. Dollars	157,288	CITIG	11,404
06/15/16	U.S. Dollars	624,077	Mexican Pesos	11,288,092	CITIG	(24,734)
06/15/16	U.S. Dollars	623,051	Philippine Peso	29,576,323	CITIG	(16,594)
06/15/16	U.S. Dollars	620,831	Philippine Peso	29,700,674	CITIG	(21,503)
06/15/16	U.S. Dollars	606,304	South Korean Won	750,000,000	CITIG	(48,204)
06/15/16	Hong Kong Dollars	600,000	U.S. Dollars	77,295	CITIG	85
06/15/16	Thailand Baht	600,000	U.S. Dollars	17,084	CITIG	(59)
06/15/16	Turkish Lira	580,000	U.S. Dollars	193,773	CITIG	7,821
06/15/16	U.S. Dollars	558,625	Thailand Baht	19,943,000	CITIG	(7,245)
06/15/16	U.S. Dollars	550,851	Singapore Dollars	750,000	CITIG	(5,322)
06/15/16	U.S. Dollars	538,009	Israeli Shekels	2,070,000	CITIG	(14,104)
06/15/16	Turkish Lira	520,000	U.S. Dollars	173,109	CITIG	7,631
06/15/16	Thailand Baht	500,000	U.S. Dollars	13,959	CITIG	228
06/15/16	Thailand Baht	500,000	U.S. Dollars	14,204	CITIG	(17)
06/15/16	U.S. Dollars	499,577	Mexican Pesos	8,800,000	CITIG	(6,224)
06/15/16	Turkish Lira	490,000	U.S. Dollars	160,722	CITIG	9,591
06/15/16	U.S. Dollars	477,698	Israeli Shekels	1,840,000	CITIG	(13,069)
06/15/16	U.S. Dollars	473,769	Singapore Dollars	640,000	CITIG	(832)
06/15/16	U.S. Dollars	467,066	Singapore Dollars	640,000	CITIG	(7,534)
06/15/16	U.S. Dollars	457,090	Hungarian Forint	126,000,000	CITIG	852
06/15/16	U.S. Dollars	453,438	Malaysian Ringgits	1,840,000	CITIG	(15,272)
06/15/16	U.S. Dollars	446,221	Hungarian Forint	126,000,000	CITIG	(10,016)
06/15/16	U.S. Dollars	445,103	Taiwan Dollars	14,689,359	CITIG	(11,697)
06/15/16	U.S. Dollars	416,748	Philippine Peso	19,772,676	CITIG	(10,874)
06/15/16	U.S. Dollars	416,071	Mexican Pesos	7,300,000	CITIG	(3,514)
06/15/16	U.S. Dollars	415,919	Philippine Peso	19,847,733	CITIG	(13,326)
06/15/16	U.S. Dollars	405,854	Brazilian Reals	1,610,000	CITIG	(32,466)
06/15/16	U.S. Dollars	393,320	South African Rand	6,400,000	CITIG	(33,520)
06/15/16	U.S. Dollars	387,370	Polish Zloty	1,520,000	CITIG	(19,632)
06/15/16	U.S. Dollars	383,890	Singapore Dollars	520,000	CITIG	(1,723)
06/15/16	U.S. Dollars	381,983	Hungarian Forint	105,000,000	CITIG	1,785
06/15/16	U.S. Dollars	366,857	Hungarian Forint	103,000,000	CITIG	(6,099)
06/15/16	U.S. Dollars	362,377	South African Rand	5,700,000	CITIG	(17,777)
06/15/16	U.S. Dollars	355,862	Polish Zloty	1,400,000	CITIG	(19,009)
06/15/16	U.S. Dollars	354,472	Malaysian Ringgits	1,410,000	CITIG	(4,703)
06/15/16	U.S. Dollars	352,133	South African Rand	5,800,000	CITIG	(34,691)
06/15/16	Polish Zloty	350,000	U.S. Dollars	92,260	CITIG	1,458
06/15/16	U.S. Dollars	345,949	Czech Republic Koruna	8,500,000	CITIG	(12,377)
06/15/16	U.S. Dollars	333,618	South Korean Won	412,278,190	CITIG	(26,167)
06/15/16	U.S. Dollars	332,266	South Korean Won	413,313,957	CITIG	(28,424)
06/15/16	U.S. Dollars	319,779	Chilean Peso	220,000,000	CITIG	(6,362)
06/15/16	U.S. Dollars	304,242	Malaysian Ringgits	1,290,000	CITIG	(24,364)
06/15/16	Thailand Baht	300,000	U.S. Dollars	8,487	CITIG	26

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/16	Thailand Baht	300,000	U.S. Dollars	8,493	CITIG	$20
06/15/16	Hong Kong Dollars	300,000	U.S. Dollars	38,707	CITIG	(17)
06/15/16	U.S. Dollars	287,796	Malaysian Ringgits	1,210,000	CITIG	(20,432)
06/15/16	U.S. Dollars	278,192	Taiwan Dollars	9,000,000	CITIG	(1,684)
06/15/16	U.S. Dollars	273,908	Singapore Dollars	380,000	CITIG	(7,886)
06/15/16	U.S. Dollars	263,933	South African Rand	4,100,000	CITIG	(9,512)
06/15/16	U.S. Dollars	261,427	Chilean Peso	180,000,000	CITIG	(5,415)
06/15/16	U.S. Dollars	249,867	South Korean Won	308,664,950	CITIG	(19,498)
06/15/16	U.S. Dollars	244,450	Hong Kong Dollars	1,900,000	CITIG	(587)
06/15/16	Peruvian Nuevos Soles	242,000	U.S. Dollars	68,858	CITIG	3,412
06/15/16	U.S. Dollars	237,346	South Korean Won	290,000,000	CITIG	(15,730)
06/15/16	U.S. Dollars	232,406	Czech Republic Koruna	5,700,000	CITIG	(7,884)
06/15/16	U.S. Dollars	231,815	Hong Kong Dollars	1,800,000	CITIG	(325)
06/15/16	U.S. Dollars	223,098	South Korean Won	270,380,312	CITIG	(12,857)
06/15/16	U.S. Dollars	218,229	Taiwan Dollars	7,100,000	CITIG	(2,563)
06/15/16	U.S. Dollars	217,762	Czech Republic Koruna	5,300,000	CITIG	(5,665)
06/15/16	U.S. Dollars	207,624	Columbian Peso	690,000,000	CITIG	(20,390)
06/15/16	Mexican Pesos	200,000	U.S. Dollars	11,492	CITIG	3
06/15/16	U.S. Dollars	198,236	Israeli Shekels	760,000	CITIG	(4,472)
06/15/16	U.S. Dollars	194,534	South Korean Won	234,005,724	CITIG	(9,677)
06/15/16	U.S. Dollars	192,343	Czech Republic Koruna	4,600,000	CITIG	(1,574)
06/15/16	U.S. Dollars	180,472	Hong Kong Dollars	1,400,000	CITIG	(81)
06/15/16	U.S. Dollars	174,904	Mexican Pesos	3,200,000	CITIG	(9,024)
06/15/16	U.S. Dollars	174,287	Hungarian Forint	49,000,000	CITIG	(3,139)
06/15/16	U.S. Dollars	173,341	South African Rand	2,700,000	CITIG	(6,732)
06/15/16	Singapore Dollars	170,000	U.S. Dollars	120,878	CITIG	5,188
06/15/16	Turkish Lira	170,000	U.S. Dollars	56,900	CITIG	2,188
06/15/16	U.S. Dollars	167,412	South Korean Won	204,608,867	CITIG	(11,145)
06/15/16	U.S. Dollars	164,365	Mexican Pesos	3,000,000	CITIG	(8,067)
06/15/16	U.S. Dollars	155,153	Singapore Dollars	210,000	CITIG	(576)
06/15/16	U.S. Dollars	154,857	Hong Kong Dollars	1,200,000	CITIG	97
06/15/16	U.S. Dollars	154,691	Hong Kong Dollars	1,200,000	CITIG	(69)
06/15/16	Brazilian Reals	150,000	U.S. Dollars	40,195	CITIG	642
06/15/16	Turkish Lira	140,000	U.S. Dollars	47,865	CITIG	796
06/15/16	U.S. Dollars	134,770	South African Rand	2,100,000	CITIG	(5,287)
06/15/16	U.S. Dollars	131,500	Chilean Peso	90,000,000	CITIG	(1,921)
06/15/16	U.S. Dollars	127,585	Hungarian Forint	35,000,000	CITIG	852
06/15/16	U.S. Dollars	119,916	Brazilian Reals	460,000	CITIG	(5,318)
06/15/16	Turkish Lira	100,000	U.S. Dollars	33,294	CITIG	1,464
06/15/16	Thailand Baht	100,000	U.S. Dollars	2,825	CITIG	13
06/15/16	U.S. Dollars	90,262	Hong Kong Dollars	700,000	CITIG	(14)
06/15/16	U.S. Dollars	90,077	Hong Kong Dollars	700,000	CITIG	(200)
06/15/16	U.S. Dollars	83,018	Mexican Pesos	1,500,000	CITIG	(3,199)
06/15/16	U.S. Dollars	82,011	South African Rand	1,300,000	CITIG	(4,691)
06/15/16	U.S. Dollars	74,603	Hungarian Forint	21,000,000	CITIG	(1,437)
06/15/16	Singapore Dollars	63,466	U.S. Dollars	45,107	CITIG	1,957
06/15/16	U.S. Dollars	61,569	Czech Republic Koruna	1,500,000	CITIG	(1,665)
06/15/16	U.S. Dollars	60,719	Mexican Pesos	1,100,000	CITIG	(2,506)
06/15/16	Turkish Lira	60,000	U.S. Dollars	20,451	CITIG	404
06/15/16	Singapore Dollars	56,534	U.S. Dollars	40,058	CITIG	1,865
06/15/16	U.S. Dollars	51,467	Hong Kong Dollars	400,000	CITIG	(119)
06/15/16	U.S. Dollars	45,603	Thailand Baht	1,600,000	CITIG	204

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/16	U.S. Dollars	44,026	Turkish Lira	130,000	CITIG	$(1,159)
06/15/16	U.S. Dollars	41,697	Malaysian Ringgits	170,000	CITIG	(1,608)
06/15/16	Polish Zloty	40,000	U.S. Dollars	10,499	CITIG	211
06/15/16	U.S. Dollars	36,666	Singapore Dollars	50,000	CITIG	(412)
06/15/16	U.S. Dollars	34,158	Thailand Baht	1,200,000	CITIG	109
06/15/16	U.S. Dollars	32,916	Turkish Lira	100,000	CITIG	(1,842)
06/15/16	U.S. Dollars	31,802	South African Rand	500,000	CITIG	(1,545)
06/15/16	U.S. Dollars	29,024	Czech Republic Koruna	700,000	CITIG	(485)
06/15/16	U.S. Dollars	25,806	Hong Kong Dollars	200,000	CITIG	13
06/15/16	U.S. Dollars	25,764	Hong Kong Dollars	200,000	CITIG	(29)
06/15/16	U.S. Dollars	25,514	Thailand Baht	900,000	CITIG	(22)
06/15/16	U.S. Dollars	23,075	Turkish Lira	70,000	CITIG	(1,256)
06/15/16	U.S. Dollars	22,916	Thailand Baht	800,000	CITIG	217
06/15/16	U.S. Dollars	22,539	Indonesian Rupiahs	300,000,000	CITIG	197
06/15/16	U.S. Dollars	21,394	Hungarian Forint	6,000,000	CITIG	(332)
06/15/16	U.S. Dollars	21,364	Hungarian Forint	6,000,000	CITIG	(362)
06/15/16	U.S. Dollars	20,009	Thailand Baht	700,000	CITIG	147
06/15/16	Peruvian Nuevos Soles	20,000	U.S. Dollars	5,882	CITIG	90
06/15/16	U.S. Dollars	14,652	Chilean Peso	10,000,000	CITIG	(173)
06/15/16	U.S. Dollars	14,004	Thailand Baht	500,000	CITIG	(184)
06/15/16	Peruvian Nuevos Soles	10,000	U.S. Dollars	2,861	CITIG	125
06/15/16	Turkish Lira	10,000	U.S. Dollars	3,365	CITIG	111
06/15/16	Peruvian Nuevos Soles	10,000	U.S. Dollars	2,950	CITIG	36
06/15/16	Peruvian Nuevos Soles	9,728	U.S. Dollars	2,803	CITIG	102
06/15/16	Peruvian Nuevos Soles	8,146	U.S. Dollars	2,295	CITIG	137
06/15/16	U.S. Dollars	7,331	Malaysian Ringgits	30,000	CITIG	(311)
06/15/16	U.S. Dollars	6,557	Turkish Lira	20,000	CITIG	(395)
06/15/16	U.S. Dollars	5,660	Thailand Baht	200,000	CITIG	(15)
06/15/16	U.S. Dollars	5,629	Thailand Baht	200,000	CITIG	(46)
06/15/16	U.S. Dollars	5,605	Thailand Baht	200,000	CITIG	(69)
06/15/16	U.S. Dollars	2,946	Peruvian Nuevos Soles	10,000	CITIG	(40)
06/15/16	U.S. Dollars	2,915	Peruvian Nuevos Soles	10,000	CITIG	(71)
06/15/16	U.S. Dollars	2,911	Peruvian Nuevos Soles	10,000	CITIG	(75)
06/15/16	U.S. Dollars	2,845	Peruvian Nuevos Soles	10,000	CITIG	(141)
06/15/16	U.S. Dollars	2,844	Peruvian Nuevos Soles	10,000	CITIG	(142)
06/15/16	U.S. Dollars	2,819	Thailand Baht	100,000	CITIG	(18)
06/15/16	U.S. Dollars	2,793	Peruvian Nuevos Soles	10,000	CITIG	(193)
06/15/16	U.S. Dollars	2,788	Thailand Baht	100,000	CITIG	(49)
06/15/16	U.S. Dollars	2,499	Malaysian Ringgits	10,000	CITIG	(48)
06/15/16	U.S. Dollars	2,361	Malaysian Ringgits	10,000	CITIG	(186)

						$(16,335)

Inflation Protected Bond Fund
04/05/16	Japanese Yen	17,806,500	U.S. Dollars	158,238	BAR	$3
04/05/16	Japanese Yen	17,806,500	U.S. Dollars	158,633	UBS	(392)
04/05/16	U.S. Dollars	7,247,875	Euro	6,651,000	MSCS	(321,434)
04/05/16	U.S. Dollars	1,976,040	New Zealand Dollars	3,003,000	SC	(99,083)
04/05/16	U.S. Dollars	241,332	Mexican Pesos	4,382,000	HKSB	(12,181)
04/05/16	U.S. Dollars	157,618	Japanese Yen	17,806,500	UBS	(623)
04/05/16	U.S. Dollars	78,570	Japanese Yen	8,903,250	HKSB	(550)
04/05/16	U.S. Dollars	78,462	Japanese Yen	8,903,250	BOA	(659)
04/05/16	U.S. Dollars	54,430	Euro	50,000	RBS	(2,474)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/06/16	New Zealand Dollars	1,350,000	U.S. Dollars	893,071	HSBC	$39,752
04/06/16	New Zealand Dollars	1,320,000	U.S. Dollars	898,128	DEUT	13,966
04/06/16	New Zealand Dollars	1,315,000	U.S. Dollars	892,427	WMR	16,211
04/06/16	New Zealand Dollars	1,140,000	U.S. Dollars	744,614	JPM	43,103
04/06/16	U.S. Dollars	890,426	New Zealand Dollars	1,320,000	JPM	(21,668)
04/06/16	U.S. Dollars	889,861	New Zealand Dollars	1,350,000	HSBC	(42,962)
04/06/16	U.S. Dollars	875,461	New Zealand Dollars	1,315,000	DEUT	(33,177)
04/06/16	U.S. Dollars	742,888	New Zealand Dollars	1,140,000	CITI	(44,829)
04/18/16	British Pounds	521,100	Euro	660,000	STAN	(2,947)
04/18/16	Australian Dollars	1,190,000	U.S. Dollars	910,826	DEUT	614
04/18/16	U.S. Dollars	911,065	Australian Dollars	1,190,000	SC	(375)
04/18/16	Euro	665,000	British Pounds	525,420	HSBC	2,434
04/18/16	British Pounds	526,741	Euro	670,000	GSC	(6,230)
04/25/16	U.S. Dollars	798,912	Euro	738,594	GSC	(42,158)
04/25/16	Euro	720,000	U.S. Dollars	785,225	CITI	34,671
04/25/16	U.S. Dollars	683,071	Euro	631,406	DEUT	(35,939)
04/25/16	Euro	650,000	U.S. Dollars	709,261	DEUT	30,923
05/04/16	U.S. Dollars	57,051	Euro	50,000	SS	156
05/04/16	U.S. Dollars	7,605,001	Euro	6,670,000	MSCS	7,438
05/04/16	U.S. Dollars	2,064,104	New Zealand Dollars	2,981,000	WEST	7,387
05/04/16	U.S. Dollars	35,116	Euro	31,000	SS	(195)
05/09/16	U.S. Dollars	158,778	Japanese Yen	17,806,500	UBS	379
05/09/16	U.S. Dollars	158,376	Japanese Yen	17,806,500	BAR	(22)
05/16/16	Japanese Yen	89,251,460	British Pounds	500,000	MSCS	75,861
06/15/16	Japanese Yen	345,058,050	U.S. Dollars	3,075,000	DEUT	(2,014)
06/15/16	U.S. Dollars	3,600,052	Japanese Yen	400,395,606	HSBC	34,246

						$(362,768)

6. FEDERAL INCOME TAXES

At March 31, 2016, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$105,803,285	$(3,679,284)	$—	$(3,679,284)
MyDestination 2015	535,527,588	(35,099,381)	—	(35,099,381)
MyDestination 2025	810,081,015	(68,217,975)	—	(68,217,975)
MyDestination 2035	461,738,095	(53,623,523)	—	(53,623,523)
MyDestination 2045	337,376,241	(42,416,428)	—	(42,416,428)
MyDestination 2055	47,842,670	(4,703,637)	—	(4,703,637)
Conservative Allocation	389,254,973	(23,023,105)	—	(23,023,105)
Balanced Allocation	1,706,681,017	(174,776,394)	—	(174,776,394)
Growth Allocation	1,275,658,264	(177,560,017)	—	(177,560,017)
Aggressive Allocation	1,127,374,806	(183,471,798)	—	(183,471,798)
Money Market	1,381,473,444	—	—	—
Low-Duration Bond	958,293,486	(3,349,358)	5,003,680	(8,353,038)
Medium-Duration Bond	1,060,974,160	3,080,906	21,980,375	(18,899,469)
Extended-Duration Bond	267,789,015	10,745,520	20,231,634	(9,486,114)
Global Bond	462,953,566	(16,298,967)	17,198,520	(33,497,487)
Defensive Market Strategies	664,794,841	50,740,344	58,322,740	(7,582,396)
Equity Index	537,580,264	143,576,376	156,705,756	(13,129,380)
Value Equity	1,313,879,716	108,762,762	178,423,178	(69,660,416)
Growth Equity	1,421,367,471	163,635,252	225,168,744	(61,533,492)
Small Cap Equity	701,974,794	6,974,502	56,954,172	(49,979,670)
International Equity Index	133,661,641	(14,509,909)	2,658,241	(17,168,150)
International Equity	1,477,124,360	(38,636,576)	106,253,730	(144,890,306)
Emerging Markets Equity	391,997,383	(39,733,194)	20,770,670	(60,503,864)
Inflation Protected Bond	298,676,416	6,150,187	12,036,537	(5,886,350)
Flexible Income	149,764,344	(3,952,429)	356,537	(4,308,966)
Real Assets	19,181,827	(2,589,944)	—	(2,589,944)
Real Estate Securities	297,026,028	4,895,926	11,873,781	(6,977,855)
Global Natural Resources	333,308,186	(74,592,850)	—	(74,592,850)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of losses on straddles, gains on constructive sales and investments in PFIC’s, partnerships and other securities with book and tax cost differences.

7. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as,

but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. RECENT SEC RULE AMENDMENT

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds are required to operate.

The board, on behalf of the Money Market Fund, approved an investment policy in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. Under amended Rule 2a-7, a government money market fund is a money market fund that invests at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash. These changes became effective on May 1, 2016.

9. REGULATORY EXAMINATIONS

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

10. SUBSEQUENT EVENTS

On April 29, 2016, the Real Assets Fund was liquidated in accordance with the Plan of Liquidation and Termination approved by the Board of Trustees on February 26, 2016.

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the Schedules of Investments have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 27, 2016

By (Signature and Title)*	/s/ Patrick Pattison
Patrick Pattison, Vice President and Treasurer
(principal financial officer)

Date May 27, 2016

*	Print the name and title of each signing officer under his or her signature.